UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

Corporation Trust Incorporated

300 East Lombard Street; Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005

Item 1. Reports to Stockholders.

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | AUGUST 31, 2005

iSHARES MSCI SERIES

iSHARES MSCI AUSTRIA INDEX FUND

iSHARES MSCI BELGIUM INDEX FUND

iSHARES MSCI EMU INDEX FUND

iSHARES MSCI FRANCE INDEX FUND

iSHARES MSCI GERMANY INDEX FUND

iSHARES MSCI ITALY INDEX FUND

iSHARES MSCI NETHERLANDS INDEX FUND

iSHARES MSCI SPAIN INDEX FUND

iSHARES MSCI SWEDEN INDEX FUND

iSHARES MSCI SWITZERLAND INDEX FUND

iSHARES MSCI UNITED KINGDOM INDEX FUND

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRIA INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
56.82%	56.49%	61.52%	29.43%	29.29%	29.98%	11.46%	11.56%	12.64%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
56.82%	56.49%	61.52%	263.19%	261.21%	270.99%	179.47%	181.83%	209.07%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Financial	35.84%
Energy	19.19
Communications	15.86
Basic Materials	11.87
Industrial	10.21
Utilities	6.30
Short-Term and Other Net Assets	0.73

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
OMV AG	19.19%
Telekom Austria AG	15.86
Erste Bank der Oesterreichischen Sparkassen AG	14.41
Oesterreichische Elektrizitaetswirtschafts AG Class A	4.89
Bank Austria Creditanstalt	4.82
Immofinanz Immobilien Anlage AG	4.79
Meinl European Land Ltd.	4.76
CA Immobilien Anlagen AG	4.46
Voest-Alpine AG	4.39
Boehler-Uddeholm AG	4.13

TOTAL	81.70%

The iShares MSCI Austria Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as measured by the MSCI Austria Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 56.82%, while the Index returned 61.52%.

Austria is sensitive to the economic health of the constituent markets of the European Monetary Union (“EMU”), because it relies on the EMU for the vast majority of its exports. Improving economic conditions in many EMU countries during the reporting period led to healthy demand for Austrian exports, contributing positively to market returns. In particular, improving economic conditions in Germany, Austria’s leading export market, translated into rising demand for Austrian goods. Rising oil prices during the reporting period also boosted returns for Austria’s energy sector.

All of the Fund’s ten largest holdings as of August 31, 2005 posted gains for the reporting period. The largest Fund holding, energy company OMV AG, was also the strongest performer with a triple-digit return. Utilities company Oesterreichische Elektrizitaetswirtschafts AG and steelmaker Boehler-Uddeholm AG delivered strong double-digit returns for the reporting period, as did bank Bank Austria Creditanstalt and steel maker Voest-Alpine AG. The most modest gain among the Fund’s ten largest holdings came from real estate company Meinl European Land Ltd.

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI BELGIUM INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.22%	29.79%	31.24%	10.32%	10.33%	7.98%	8.61%	8.66%	8.82%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.22%	29.79%	31.24%	63.43%	63.52%	46.80%	118.70%	119.60%	122.89%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Financial	51.75%
Consumer Non-Cyclical	16.93
Basic Materials	7.94
Communications	6.93
Industrial	5.40
Diversified	4.85
Utilities	4.82
Consumer Cyclical	0.57
Short-Term and Other Net Assets	0.81

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
Fortis	23.86%
KBC Groupe	12.55
Dexia Group	12.11
Belgacom SA	4.87
InBev	4.85
Groupe Bruxelles Lambert SA	4.85
Solvay SA	4.82
Electrabel SA	4.82
UCB SA	4.81
Delhaize Group	3.37

TOTAL	80.91%

The iShares MSCI Belgium Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 30.22%, while the Index returned 31.24%.

The Belgian market delivered strong gains during the reporting period. Because more than 50% of its stock market is represented by financial companies, Belgium’s market performance is tied closely to the performance of the financial sector. During the reporting period, this relationship contributed positively to overall market performance as financial stocks generally performed well. Although economic activity remained generally sluggish, low interest rates provided an attractive environment for many financial stocks during the reporting period.

Within the Fund, the ten largest holdings as of August 31, 2005 accounted for approximately 81% of the net assets of the Fund. All of the ten largest Fund holdings posted gains for the reporting period. Financial company Groupe Bruxelles Lambert SA delivered the strongest returns among the ten largest holdings, followed closely by utilities company Electrabel SA. Diversified banks KBC Groupe and Dexia Group both performed well, as did chemical company Solvay SA. Among the ten largest Fund holdings, the weakest performer was retail food chain Delhaize Group, which posted a slight gain for the reporting period.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMU INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.54%	28.47%	28.75%	0.79%	0.92%	1.10%	(0.41)%	(0.25)%	(0.09)%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.54%	28.47%	28.75%	3.99%	4.69%	5.64%	(2.07)%	(1.26)%	(0.46)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMU INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Financial	29.61%
Communications	14.89
Consumer Non-Cyclical	12.66
Industrial	9.80
Energy	8.96
Utilities	8.38
Consumer Cyclical	6.68
Basic Materials	5.09
Technology	2.85
Diversified	0.91
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
Total SA (France)	4.88%
Sanofi-Aventis (France)	2.91
ENI SpA (Italy)	2.51
Banco Santander Central Hispano SA (Spain)	2.35
Telefonica SA (Spain)	2.35
Nokia OYJ (Finland)	2.10
Siemens AG (Germany)	1.96
E.ON AG (Germany)	1.92
BNP Paribas SA (France)	1.87
Banco Bilbao Vizcaya Argentaria SA (Spain)	1.83

TOTAL	24.68%

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the European Monetary Union (“EMU”) markets, as measured by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 28.54%, while the Index returned 28.75%.

As the reporting period began, the economies of the EMU faced challenges on several fronts. The euro strengthened against the U.S. dollar, making goods in euro-based countries more costly to their trading partners. The price of oil escalated during the reporting period, reaching $70 per barrel and dampening economic growth. Unemployment levels rose, particularly in Germany, where the jobless rate topped 12%.

As the reporting period progressed, however, economic conditions appeared to improve. The euro declined against the U.S. dollar, providing a boost to European export markets. Unemployment rates appeared to be on the decline in Germany and other major EMU markets, and consumer confidence levels improved. Although oil prices remained on the rise, hemming in economic growth, the elevated prices did help oil and energy-related companies.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was positive for the reporting period. Not surprisingly, the two best performing companies were both oil companies. ENI SpA (Italy) and top Fund holding Total SA (France) both benefited from rising oil prices during the reporting period. Utility company E.ON AG (Germany) also performed well. Spanish banks Banco Santander Central Hispano SA and Banco Bilbao Vizcaya Argentaria SA both contributed positively to Fund performance. The most modest return among the Fund’s ten largest holdings came from industrial conglomerate Siemens AG (Germany).

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI FRANCE INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.13%	25.94%	26.49%	0.06%	0.10%	0.37%	10.02%	10.06%	10.25%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.13%	25.94%	26.49%	0.28%	0.50%	1.88%	147.07%	148.07%	152.13%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FRANCE INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	21.45%
Financial	18.15
Energy	16.92
Communications	12.64
Industrial	10.80
Consumer Cyclical	7.46
Utilities	3.95
Basic Materials	3.29
Technology	2.99
Diversified	2.16
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
Total SA	16.38%
Sanofi-Aventis	9.85
BNP Paribas SA	6.31
France Telecom	5.25
AXA	4.16
Societe Generale Class A	4.08
Vivendi Universal SA	3.67
Carrefour SA	2.86
Groupe Danone	2.72
Suez SA	2.60

TOTAL	57.88%

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 26.13%, while the Index returned 26.49%.

For most of the reporting period, France struggled with sluggish economic growth and high unemployment levels, which reached 10.2% in April 2005. Rising oil prices, a strong euro, and poor business and consumer confidence levels all contributed to a relatively weak market environment. In the last three months of the reporting period, however, conditions appeared to improve on several fronts. The euro declined against the U.S. dollar, helping export levels. Economic momentum improved, and, in July, corporate earnings announcements from some French companies came in above expectations.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was largely positive for the reporting period. Utilities company Suez SA was the top performer among the Fund’s ten largest holdings. Integrated oil and gas company Total SA was also a strong performer, benefiting from rising oil prices during the reporting period. Packaged food company Group Danone performed well, as did insurance company AXA. Telecommunications company France Telecom, entertainment company Vivendi Universal SA, and the bank Societe Generale all contributed positively to Fund performance for the reporting period. Among the ten largest Fund holdings, the sole negative performance for the reporting period came from Carrefour SA, a retail chain.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI GERMANY INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.89%	29.56%	29.31%	(0.45)%	(0.33)%	(0.27)%	6.32%	6.43%	6.75%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.89%	29.56%	29.31%	(2.25)%	(1.62)%	(1.36)%	78.74%	80.46%	85.75%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GERMANY INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Financial	24.85%
Consumer Cyclical	15.48
Industrial	14.69
Utilities	13.77
Basic Materials	9.58
Communications	8.40
Consumer Non-Cyclical	7.13
Technology	6.04
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
Siemens AG	9.33%
E.ON AG	9.08
Deutsche Telekom AG	7.91
Allianz AG	7.14
DaimlerChrysler AG	7.02
Deutsche Bank AG	6.49
SAP AG	4.86
BASF AG	4.86
RWE AG	4.29
Bayer AG	3.63

TOTAL	64.61%

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 28.89%, while the Index returned 29.31%.

For most of the reporting period, the German economy struggled with high unemployment rates, which reached 12.6% in February, the highest level since the 1930s. The rising price of oil during the reporting period had a dampening effect on the economy, increasing energy costs and weakening demand for automobiles, an important component of Germany’s economy. As the reporting period progressed, however, positive economic signs did emerge. Unemployment rates declined modestly during the final months of the reporting period, dipping to 11.4% by the end of August. In July, Germany’s market outpaced all of its developed European peers, apparently in anticipation of September’s general election, which many believed would bring about a regime change and improved economic conditions. Germany’s closely watched business climate index exceeded expectations in July, rising to 95.0 from 93.3 in June, encouraging already optimistic outlooks for business cycle-sensitive companies.

All of the Fund’s ten largest holdings as of August 31, 2005 posted gains for the reporting period. The strongest performer was chemical company Bayer AG. Utilities companies RWE AG and E.ON AG also performed well for the reporting period, as did insurance carrier Allianz AG. Deutsche Bank AG and DaimlerChrysler AG both contributed positively to Fund performance. Telecommunications company Deutsche Telekom AG delivered the weakest return among the Fund’s ten largest holdings, although it finished the reporting period with a gain.

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ITALY INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.74%	30.50%	30.53%	5.04%	5.05%	4.65%	11.85%	11.90%	11.69%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.74%	30.50%	30.53%	27.87%	27.91%	25.53%	189.02%	190.18%	185.24%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ITALY INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Financial	39.32%
Energy	20.46
Communications	17.76
Utilities	13.68
Consumer Cyclical	3.36
Consumer Non-Cyclical	3.25
Industrial	1.96
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
ENI SpA	20.46%
Enel SpA	9.97
Telecom Italia SpA	9.13
UniCredito Italiano SpA	4.83
Assicurazioni Generali SpA	4.78
Riunione Adriatica di Sicurta SpA	4.57
Sanpaolo IMI SpA	4.47
Telecom Italia SpA RNC	4.30
Banca Intesa SpA	4.04
Mediaset SpA	2.80

TOTAL	69.35%

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 30.74%, while the Index returned 30.53%.

For much of the reporting period, Italy struggled with sluggish economic conditions and high unemployment rates. As its export market faced competition from some European neighbors as well as China, Italy’s economy slipped into recession during the first quarter of 2005. Rising oil prices had a dampening effect on economic growth as the price of oil reached $70 per barrel during the reporting period, but because one oil company represents more than 20% of the Index, higher oil prices also contributed positively to Fund returns. . During the last several months of the reporting period a weakening euro boosted Italy’s export market, and unemployment levels improved modestly.

The ten largest Fund holdings represented about 69% of the net assets of the Fund as of August 31, 2005. All of the Fund’s ten largest holdings had positive performance for the reporting period. The strongest returns came from the largest holding, oil company ENI SpA. Banks Banca Intesa SpA, Sanpaolo IMI SpA, and UniCredito Italiano SpA also performed well, as did the insurance company Assicurazioni Generali SpA. Among the ten largest holdings, the most modest gain for the reporting period came from Telecom Italia SpA, Italy’s telephone company.

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI NETHERLANDS INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.40%	24.00%	23.66%	(2.68)%	(2.71)%	(1.75)%	5.16%	5.22%	6.42%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.40%	24.00%	23.66%	(12.70)%	(12.82)%	(8.44)%	61.07%	61.96%	80.42%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Financial	37.37%
Consumer Non-Cyclical	24.05
Communications	13.47
Industrial	13.42
Basic Materials	6.21
Technology	4.03
Consumer Cyclical	0.99
Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
ING Groep NV	15.63%
ABN AMRO Holding NV	11.89
Unilever NV CVA	10.96
Koninklijke Philips Electronics NV	9.69
Koninklijke KPN NV	5.05
AEGON NV	4.89
Koninklijke Ahold NV	4.53
Akzo Nobel NV	3.94
Reed Elsevier NV	3.80
TPG NV	3.73

TOTAL	74.11%

The iShares MSCI Netherlands Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 23.40%, while the Index returned 23.66%.

Because The Netherlands relies heavily on its export trade for its livelihood, it is sensitive to the economic health of its trading partners. Many of its European trading partners struggled for much of the reporting period, hampering the Dutch export trade within Europe. High oil prices also had a negative effect on the economy. However, improving economic climates within Europe in the final months of the reporting period meant increased demand for Dutch products, and a declining euro helped make Dutch goods more affordable to trading partners outside Europe. Improving economic conditions in the U.S. during the reporting period, combined with the declining euro relative to the U.S. dollar, had a positive impact on the Netherlands’ export trade to the U.S., providing a boost to Dutch economic growth.

The ten largest Fund holdings accounted for approximately 74% of the net assets of the Fund as of August 31, 2005. Among the ten largest holdings, the best performer was retail food chain Koninklijke Ahold NV. Insurance giant AEGON NV also performed well for the reporting period. Telecommunications company Koninklijke KPN NV contributed positively to Fund performance, as did chemicals company Akzo Nobel NV. Publishing company Reed Elsevier NV posted the most modest gain among the ten largest holdings for the reporting period.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SPAIN INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.85%	31.70%	31.47%	9.04%	9.05%	7.72%	13.90%	13.96%	14.18%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.85%	31.70%	31.47%	54.11%	54.23%	45.07%	243.28%	244.95%	251.65%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SPAIN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Financial	38.44%
Communications	21.22
Utilities	14.87
Consumer Non-Cyclical	8.53
Industrial	6.21
Energy	5.45
Consumer Cyclical	2.93
Basic Materials	1.43
Technology	0.85
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
Telefonica SA	19.34%
Banco Santander Central Hispano SA	17.30
Banco Bilbao Vizcaya Argentaria SA	12.16
Repsol YPF SA	4.99
Iberdrola SA	4.86
Endesa SA	4.85
Banco Popular Espanol SA	4.33
Altadis SA	3.63
Actividades de Construcciones y Servicios SA	2.71
Abertis Infraestructuras SA	2.31

TOTAL	76.48%

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 31.85%, while the Index returned 31.47%.

For much of the reporting period, Spain struggled along with many of its European neighbors with sluggish economic conditions and high unemployment levels, which topped 10% during the reporting period. In the first several months of the reporting period, a strong euro dampened export demand from non euro-based countries, while high oil prices also weighed on economic growth. However, during the last several months of the reporting period, economic conditions improved somewhat. A weakening euro and improving economic climate in the U.S. helped export growth abroad, and improving conditions in neighboring European markets meant increased demand for Spanish exports within Europe. In addition, unemployment levels declined in the final three months of the reporting period, helping to boost domestic demand.

The ten largest Fund holdings represented approximately 76% of the net assets of the Fund as of August 31, 2005. Construction company Actividades de Construcciones y Servicios SA delivered the strongest gains among the Fund’s ten largest holdings, followed by Abertis Infraestructuras SA. Oil company Repsol YPF SA also posted strong gains, due largely to escalating oil prices during the reporting period. Tobacco company Altadis SA performed well. Both electric utility companies among the Fund’s ten largest holdings, Ibedrola SA and Endesa SA — contributed positively to Fund performance for the reporting period. Among the Fund’s ten largest holdings, the weakest performer was Banco Popular Espanol SA, although it posted a double-digit gain.

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.21%	29.64%	29.32%	(1.64)%	(1.51)%	(2.45)%	10.20%	10.29%	11.44%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.21%	29.64%	29.32%	(7.91)%	(7.32)%	(11.68)%	151.03%	153.00%	179.11%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Communications	29.67%
Financial	22.21
Consumer Cyclical	17.72
Industrial	15.36
Consumer Non-Cyclical	8.56
Basic Materials	4.93
Energy	0.90
Technology	0.62
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
Telefonaktiebolaget LM Ericsson Class B	22.48%
Nordea AB	9.04
Hennes & Mauritz AB Class B	7.19
Svenska Handelsbanken AB Class A	4.78
Volvo AB Class B	4.12
TeliaSonera AB	4.10
Sandvik AB	3.96
Skandinaviska Enskilda Banken AB Class A	3.84
Svenska Cellulosa AB Class B	3.04
Electrolux AB Series B	2.82

TOTAL	65.37%

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 29.21%, while the Index returned 29.32%.

Compared with many of its European neighbors, Sweden’s market conditions were relatively healthy during the reporting period. Inflation remained low, its technology industry continued to grow, and the unemployment rate, although above the government’s target, was low by European standards. Sweden did see its economic growth slow during much of the reporting period, dipping to an annual rate of 1.4% in the first quarter of 2005. In response to the slower economic growth rate, Sweden’s central bank, the Riksbank lowered short-term interest rates by 0.50% to 1.50% in June. The move appeared to have a positive impact, with first quarter 2005 gross domestic product (“GDP”) growth of 1.8% and second quarter 2005 GDP of 2.3%.

The ten largest Fund holdings represented about 65% of the net assets of the Fund as of August 31, 2005. The Class B shares of retail clothing company Hennes & Mauritz AB delivered the strongest gains for the reporting period, followed by machinery company Sandvik AB and the Class A shares of bank Skandinaviska Enskilda Banken AB. The largest Fund holding, the Class B shares of wireless telephone company Telefonaktiebolaget LM Ericsson also posted strong returns for the reporting period. The sole negative performer for the reporting period among the Fund’s ten largest holdings was the Class B shares of Svenska Cellulosa AB.

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.54%	22.09%	22.98%	2.95%	2.84%	4.24%	6.00%	6.04%	7.44%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.54%	22.09%	22.98%	15.62%	15.03%	23.09%	73.63%	74.23%	97.39%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	47.78%
Financial	26.30
Industrial	8.03
Basic Materials	7.80
Consumer Cyclical	6.33
Communications	2.62
Technology	0.85
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
Novartis AG	14.78%
Nestle SA Registered	12.76
Roche Holding AG Genusschein	11.30
UBS AG Registered	9.83
Credit Suisse Group	4.94
Zurich Financial Services AG	4.44
Swiss Reinsurance Co.	3.90
Holcim Ltd. Registered	3.55
Compagnie Financiere Richemont AG Class A	3.43
Syngenta AG	2.85

TOTAL	71.78%

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 21.54%, while the Index returned 22.98%.

Like many of its European neighbors, Switzerland struggled with sluggish economic conditions during the reporting period. Because it relies on countries in the euro zone for approximately 60% of its exports, Switzerland was negatively affected by a contraction in manufacturing in Europe. In the final months of the reporting period, however, Switzerland’s economy appeared to turn a corner and began to grow. As a result of a declining Swiss franc (which fell approximately 11% vs. the U.S. dollar in the first half of 2005), Switzerland’s exports became more affordable to its trading partners. In August, manufacturing levels rose to their highest levels for 2005. Its healthcare sector received a boost as one major pharmaceutical company reported increased earnings during the first half of 2005.

The ten largest Fund holdings accounted for almost 72% of the net assets of the Fund as of August 31, 2005. The best performer among the ten largest holdings was the Class A shares of the apparel company Compagnie Financiere Richemont AG. Pharmaceutical giant Roche Holding AG Genusschein also posted strong gains for the reporting period. Financial companies generally performed well also, with Credit Suisse Group and insurance company Zurich Financial Services AG both performing well. The Fund’s largest holding, healthcare company Novartis AG, posted the most modest gain of the ten largest holdings for the reporting period.

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.53%	20.73%	22.38%	2.59%	2.58%	3.42%	8.17%	8.22%	8.86%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.53%	20.73%	22.38%	13.61%	13.58%	18.30%	110.50%	111.35%	123.68%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Financial	23.93%
Consumer Non-Cyclical	20.94
Energy	20.38
Communications	12.21
Consumer Cyclical	6.74
Basic Materials	5.42
Industrial	4.75
Utilities	4.11
Technology	0.59
Diversified	0.16
Short-Term and Other Net Assets	0.77

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
BP PLC	9.80%
HSBC Holdings PLC	7.34
Vodafone Group PLC	7.07
GlaxoSmithKline PLC	5.73
Royal Dutch Shell PLC Class A	5.49
Royal Dutch Shell PLC Class B	3.80
Royal Bank of Scotland Group PLC	3.78
AstraZeneca PLC	3.02
Barclays PLC	2.62
HBOS PLC	2.49

TOTAL	51.14%

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 21.53%, while the Index returned 22.38%.

The United Kingdom, which in recent years has enjoyed healthy economic growth, saw its economy lag during much of the reporting period. Its economy’s annual growth rate through the second quarter of 2005 was 1.7%, the lowest level in twelve years. In response, the United Kingdom’s central bank, the Bank of England cut its benchmark interest rate a quarter-point to 4.50% – the first cut in two years. Rising oil prices placed an additional strain on economic growth, topping $70 per barrel during the reporting period. However, high oil prices did benefit oil and energy-related companies. During the final months of the reporting period, the UK’s economy appeared to turn a corner toward recovery. Stronger retail sales (the largest increase since December 2003) and an apparent rebound in consumer confidence levels (which had declined to a six-month low in June) offered evidence that the economy might be recovering from its recent slowdown.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was mostly positive for the reporting period. The largest Fund holding, oil company BP PLC, performed well, due largely to rising oil prices during the reporting period. Financial company HBOS PLC also performed well. Wireless telecommunications company Vodafone Group PLC and pharmaceutical giant GlaxoSmithKline PLC also contributed positively to Fund performance. The only negative performance for the reporting period among the Fund’s ten largest holdings came from pharmaceutical company AstraZeneca PLC.

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (March 1, 2005)	Ending Account Value (August 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (March 1 to August 31, 2005)
Austria
Actual	$1,000.00	$1,100.00	0.57%	$3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Belgium
Actual	1,000.00	992.70	0.57	2.86
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
EMU
Actual	1,000.00	1,013.00	0.59	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
France
Actual	1,000.00	1,031.20	0.57	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91

SHAREHOLDER EXPENSES	23

Shareholder Expenses (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (March 1, 2005)	Ending Account Value (August 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (March 1 to August 31, 2005)
Germany
Actual	$1,000.00	$1,029.10	0.57%	$2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Italy
Actual	1,000.00	998.50	0.57	2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Netherlands
Actual	1,000.00	980.00	0.57	2.84
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Spain
Actual	1,000.00	998.30	0.57	2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Sweden
Actual	1,000.00	1,020.30	0.57	2.90
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Switzerland
Actual	1,000.00	1,010.30	0.57	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
United Kingdom
Actual	1,000.00	1,007.50	0.57	2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.27%

BANKS – 19.23%
Bank Austria Creditanstalt	84,212	$9,497,197
Erste Bank der Oesterreichischen Sparkassen AG	513,412	28,382,318

		37,879,515

BUILDING MATERIALS – 1.84%
Wienerberger Baustoffindustrie AG	88,200	3,618,652

		3,618,652

CHEMICALS – 1.65%
Lenzing AG	14,250	3,242,017

		3,242,017

ELECTRIC – 6.30%
EVN AG	35,834	2,785,252
Oesterreichische Elektrizitaetswirtschafts AG Class A	28,416	9,628,014

		12,413,266

ENGINEERING & CONSTRUCTION – 2.51%
Flughafen Wien AG1	74,370	4,944,541

		4,944,541

ENVIRONMENTAL CONTROL – 0.83%
BWT AG1	38,384	1,641,844

		1,641,844

FOREST PRODUCTS & PAPER – 1.69%
Mayr-Melnhof Karton AG	23,828	3,327,568

		3,327,568

INSURANCE – 2.59%
Generali Holding Vienna AG	58,238	2,092,853
Wiener Staedtische Allgemeine Versicherung AG	55,566	3,010,282

		5,103,135

IRON & STEEL – 8.53%
Boehler-Uddeholm AG	52,836	8,141,389
Voest-Alpine AG1	105,968	8,652,260

		16,793,649

MACHINERY – 2.84%
Andritz AG	58,682	5,593,179

		5,593,179

Security	Shares or Principal	Value
MACHINERY – CONSTRUCTION & MINING – 0.44%
Palfinger AG	10,272	$866,120

		866,120

MANUFACTURING – 1.75%
RHI AG1,2	108,632	3,446,907

		3,446,907

OIL & GAS – 19.19%
OMV AG	696,192	37,801,748

		37,801,748

REAL ESTATE – 14.02%
CA Immobilien Anlagen AG2	344,914	8,793,510
Immofinanz Immobilien Anlage AG [2]	977,540	9,437,486
Meinl European Land Ltd.[2]	524,734	9,383,303

		27,614,299

TELECOMMUNICATIONS – 15.86%
Telekom Austria AG1	1,485,846	31,229,714

		31,229,714

TOTAL COMMON STOCKS (Cost: $152,704,134)		195,516,154

SHORT-TERM INVESTMENTS – 13.76%

CERTIFICATES OF DEPOSIT[3] – 1.56%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$175,640	175,640
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	76,110	76,104
Credit Suisse First Boston
3.53%, 05/09/06	117,093	117,093
Danske Bank
3.50%, 10/17/05	117,093	117,089
Dexia Credit Local
3.61%, 08/30/06	58,547	58,535
First Tennessee Bank
3.52%, 09/15/05	199,058	199,058
Fortis Bank NY
3.83% - 3.84%, 01/25/06	175,640	175,641
HBOS Treasury Services PLC
3.39%, 12/14/05	70,256	70,256

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2005

Security	Principal	Value
HSBC Bank USA N.A.
3.72%, 08/03/06	$58,547	$58,566
Royal Bank of Scotland
3.61%, 06/27/06	58,547	58,539
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	181,494	181,462
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	415,680	415,690
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	93,674	93,674
US Bank N.A.
3.54%, 09/19/05	292,733	292,733
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	526,919	526,920
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	462,518	462,517

		3,079,517

COMMERCIAL PAPER[3] – 3.15%
Alpine Securitization Corp.
3.52%, 09/09/05	234,186	234,003
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	247,066	245,749
Aspen Funding Corp.
3.49%, 09/01/05	117,093	117,093
Barton Capital Corp.
3.51%, 09/07/05	132,789	132,712
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	193,204	192,965
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	59,599	59,019
Cantabric Finance LLC
3.73%, 10/31/05	45,019	44,739
Charta LLC
3.54%, 09/20/05	81,965	81,812
Chesham Finance LLC
3.54%, 09/15/05	35,128	35,080
Dorada Finance Inc.
3.76%, 01/26/06	11,709	11,530
Edison Asset Securitization LLC
3.12%, 09/06/05	87,820	87,782
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	150,997	150,870
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	532,736	530,305
Gemini Securitization Corp.
3.49%, 09/06/05	187,852	187,761
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	380,552	379,817
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	87,820	87,672
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	181,494	179,551
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	134,657	134,657
HSBC PLC
3.88%, 02/03/06	35,128	34,541
Jupiter Securitization Corp.
3.51%, 09/21/05	66,377	66,247
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	122,937	122,937
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	161,405	161,164
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	286,878	286,502
New Center Asset Trust
3.60%, 09/01/05	409,826	409,826
Park Avenue Receivables Corp.
3.50%, 09/19/05	66,045	65,930

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2005

Security	Principal	Value
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	$158,548	$158,305
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	117,093	114,944
Scaldis Capital LLC
3.52%, 09/07/05	234,186	234,049
Sedna Finance Inc.
3.92%, 02/21/06	29,273	28,722
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	344,254	344,163
Sydney Capital Corp.
3.49%, 09/01/05	72,340	72,340
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	245,895	245,436
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	250,891	250,805
Thunder Bay Funding Inc.
3.50%, 09/01/05	19,572	19,572
Tulip Funding Corp.
3.49%, 09/01/05	432,039	432,039
Windmill Funding Corp.
3.52%, 09/09/05	53,863	53,821
World Savings Bank
3.51%, 09/09/05	40,983	40,982
Yorktown Capital LLC
3.53%, 09/19/05	169,785	169,485

		6,204,927

MEDIUM-TERM NOTES[3] – 0.05%
Dorada Finance Inc.
3.93%, 07/07/06[4]	36,299	36,296
K2 USA LLC
3.94%, 07/07/06[4]	70,256	70,253

		106,549

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.27%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	468,372	$468,372
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[5,6]	2,373	2,373
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	12,407	12,407
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	41,048	41,048

		524,200

REPURCHASE AGREEMENTS[3] – 2.66%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $2,810,515 and an effective yield of 3.60%.[7]	$2,810,234	2,810,234
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $2,166,438 and an effective yield of 3.60%.[7]	2,166,222	2,166,222
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $255,288 and an effective yield of 3.60%.[7]	255,263	255,263

		5,231,719

TIME DEPOSITS[3] – 0.55%
Abbey National Treasury Services PLC
3.50%, 09/01/05	234,186	234,186
Chase Bank USA N.A.
3.58%, 09/01/05	644,012	644,012

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2005

Security	Principal	Value
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	$154,583	$154,583
Natexis Banques Populaires
3.51%, 09/20/05[8]	58,547	58,547

		1,091,328
VARIABLE & FLOATING RATE NOTES[3] – 5.52%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	217,793	217,794
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	316,151	316,153
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	193,204	193,203
American Express Credit Corp.
3.65%, 10/26/05	234,186	234,204
ASIF Global Financing XXII
3.99%, 05/30/06[4]	117,093	117,239
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	76,110	76,110
Bank of America N.A.
3.56%, 08/10/06	585,465	585,465
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	601,858	601,850
BMW US Capital LLC
3.54%, 07/14/06[4]	117,093	117,093
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	398,116	398,100
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	314,980	314,966
Commodore CDO Ltd.
3.47%, 12/12/05[4]	29,273	29,273
Credit Suisse First Boston
3.57%, 07/19/06	292,733	292,733
DEPFA Bank PLC
3.42%, 03/15/06	117,093	117,093
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	186,178	186,188
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	117,093	117,093
Fifth Third Bancorp
3.58%, 04/21/06[4]	234,186	234,186
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	81,965	81,967
General Electric Capital Corp.
3.66%, 07/07/06	52,692	52,739
Hartford Life Global Funding Trust
3.56%, 08/15/06	117,093	117,093
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	351,279	351,279
HSBC Bank USA N.A.
3.70%, 05/04/06	40,983	41,005
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	456,663	456,667
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	456,663	456,713
Lothian Mortgages PLC
3.63%, 01/24/06	117,093	117,093
Marshall & Ilsley Bank
3.71%, 02/20/06	117,093	117,159
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	234,186	234,289
National City Bank (Ohio)
3.50%, 01/06/06	58,547	58,540
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	433,244	433,287
Nordea Bank AB
3.55%, 08/11/06[4]	204,913	204,913
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	374,698	374,704

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2005

Security	Principal	Value
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	$450,808	$450,808
Principal Life Income Funding Trusts
3.74%, 05/10/06	87,820	87,823
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	390,798	390,709
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	64,401	64,395
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	668,601	668,604
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	117,093	117,093
Strips III LLC
3.69%, 07/24/06[4,8]	34,396	34,396
SunTrust Bank
3.63%, 04/28/06	175,640	175,640
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	284,536	284,518
Toyota Motor Credit Corp.
3.57%, 04/10/06	52,692	52,691
Unicredito Italiano SpA
3.34%, 06/14/06	152,221	152,179
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	281,883	281,884
Wells Fargo & Co.
3.56%, 09/15/06[4]	58,547	58,552
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	468,372	468,351
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	247,066	247,060
Winston Funding Ltd.
3.71%, 10/23/05[4]	83,604	83,604

		10,864,498

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,102,738)		27,102,738

TOTAL INVESTMENTS IN SECURITIES – 113.03% (Cost: $179,806,872)		222,618,892
Other Assets, Less Liabilities – (13.03)%		(25,666,718)

NET ASSETS – 100.00%		$196,952,174

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.19%

BANKS – 48.52%
Dexia Group[1]	261,826	$5,686,638
Fortis[1]	394,072	11,205,095
KBC Groupe[1]	71,300	5,892,654

		22,784,387

BEVERAGES – 4.85%
InBev	58,590	2,279,881

		2,279,881

CHEMICALS – 4.82%
Solvay SA	20,894	2,265,145

		2,265,145

ELECTRIC – 4.82%
Electrabel SA1	4,464	2,262,999

		2,262,999

ELECTRICAL COMPONENTS & EQUIPMENT – 1.26%
Bekaert NV	7,134	589,596

		589,596

ELECTRONICS – 0.67%
Barco NV1	4,216	313,436

		313,436

FOOD – 6.09%
Colruyt NV	9,610	1,276,437
Delhaize Group	27,466	1,582,887

		2,859,324

HOLDING COMPANIES – DIVERSIFIED – 4.85%
Groupe Bruxelles Lambert SA1	23,870	2,276,598

		2,276,598

MANUFACTURING – 2.22%
AGFA-Gevaert NV1	39,804	1,040,250

		1,040,250

MINING – 3.12%
Umicore	15,438	1,466,701

		1,466,701

PHARMACEUTICALS – 5.99%
Omega Pharma SA1	9,611	552,589
UCB SA	39,804	2,259,179

		2,811,768

Security	Shares or Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 3.23%
Cofinimmo	9,486	$1,516,626

		1,516,626

RETAIL – 0.57%
SA D’Ieteren NV1	1,178	269,905

		269,905

TELECOMMUNICATIONS – 6.93%
Belgacom SA	65,224	2,287,753
Mobistar SA1	12,338	968,094

		3,255,847

TRANSPORTATION – 1.25%
Compagnie Maritime Belge SA	8,681	278,652
Euronav SA	9,486	309,392

		588,044

TOTAL COMMON STOCKS (Cost: $45,638,393)		46,580,507

SHORT-TERM INVESTMENTS – 39.36%

CERTIFICATES OF DEPOSIT[2] – 4.47%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$119,754	119,754
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	51,894	51,889
Credit Suisse First Boston
3.53%, 05/09/06	79,836	79,836
Danske Bank
3.50%, 10/17/05	79,836	79,833
Dexia Credit Local
3.61%, 08/30/06	39,918	39,910
First Tennessee Bank
3.52%, 09/15/05	135,722	135,722
Fortis Bank NY
3.83% - 3.84%, 01/25/06	119,754	119,755
HBOS Treasury Services PLC
3.39%, 12/14/05	47,902	47,902
HSBC Bank USA N.A.
3.72%, 08/03/06	39,918	39,931

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2005

Security	Principal	Value
Royal Bank of Scotland
3.61%, 06/27/06	$39,918	$39,913
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	123,746	123,725
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	283,419	283,424
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	63,869	63,869
US Bank N.A.
3.54%, 09/19/05	199,591	199,591
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	359,263	359,263
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	315,353	315,352

		2,099,669

COMMERCIAL PAPER[2] – 9.01%
Alpine Securitization Corp.
3.52%, 09/09/05	159,673	159,548
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	168,454	167,556
Aspen Funding Corp.
3.49%, 09/01/05	79,836	79,836
Barton Capital Corp.
3.51%, 09/07/05	90,538	90,485
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	131,730	131,567
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	40,636	40,240
Cantabric Finance LLC
3.73%, 10/31/05	30,695	30,504
Charta LLC
3.54%, 09/20/05	55,885	55,781
Chesham Finance LLC
3.54%, 09/15/05	23,951	23,918
Dorada Finance Inc.
3.76%, 01/26/06	7,984	7,861
Edison Asset Securitization LLC
3.12%, 09/06/05	59,877	59,851
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	102,953	102,865
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	363,229	361,572
Gemini Securitization Corp.
3.49%, 09/06/05	128,081	128,019
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	259,468	258,966
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	59,877	59,777
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	123,746	122,421
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	91,812	91,812
HSBC PLC
3.88%, 02/03/06	23,951	23,551
Jupiter Securitization Corp.
3.51%, 09/21/05	45,257	45,169
Leafs LLC
3.61%, 01/20/06 - 02/21/06[3]	83,821	83,821
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	110,049	109,884
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	195,599	195,343
New Center Asset Trust
3.60%, 09/01/05	279,427	279,427
Park Avenue Receivables Corp.
3.50%, 09/19/05	45,031	44,952

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2005

Security	Principal	Value
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	$108,101	$107,935
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	79,836	78,371
Scaldis Capital LLC
3.52%, 09/07/05	159,673	159,579
Sedna Finance Inc.
3.92%, 02/21/06	19,959	19,583
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	234,719	234,657
Sydney Capital Corp.
3.49%, 09/01/05	49,323	49,323
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	167,656	167,343
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	171,062	171,003
Thunder Bay Funding Inc.
3.50%, 09/01/05	13,345	13,345
Tulip Funding Corp.
3.49%, 09/01/05	294,573	294,573
Windmill Funding Corp.
3.52%, 09/09/05	36,725	36,696
World Savings Bank
3.51%, 09/09/05	27,943	27,943
Yorktown Capital LLC
3.53%, 09/19/05	115,763	115,558

		4,230,635

MEDIUM-TERM NOTES[2] – 0.16%
Dorada Finance Inc.
3.93%, 07/07/06[3]	24,749	24,747
K2 USA LLC
3.94%, 07/07/06[3]	47,902	47,900

		72,647

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.76%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[2,4,5]	319,345	$319,345
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[4,5]	2,642	2,642
BlackRock Temp Cash Money Market Fund 3.41%[2,5]	8,459	8,459
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[2,5]	27,987	27,987

		358,433

REPURCHASE AGREEMENTS[2] – 7.60%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,916,262 and an effective yield of 3.60%.[6]	$1,916,070	1,916,070
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,477,118 and an effective yield of 3.60%.[6]	1,476,971	1,476,971
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $174,060 and an effective yield of 3.60%.[6]	174,043	174,043

		3,567,084

TIME DEPOSITS[2] – 1.59%
Abbey National Treasury Services PLC
3.50%, 09/01/05	159,673	159,672
Chase Bank USA N.A.
3.58%, 09/01/05	439,099	439,099

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2005

Security	Principal	Value
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	$105,398	$105,398
Natexis Banques Populaires
3.51%, 09/20/05[7]	39,918	39,918

		744,087

VARIABLE & FLOATING RATE NOTES [2] – 15.77%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[3]	148,495	148,496
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	215,558	215,558
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	131,730	131,729
American Express Credit Corp.
3.65%, 10/26/05	159,673	159,684
ASIF Global Financing XXII
3.99%, 05/30/06[3]	79,836	79,936
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[3]	51,894	51,894
Bank of America N.A.
3.56%, 08/10/06	399,181	399,181
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/063	410,358	410,352
BMW US Capital LLC
3.54%, 07/14/06[3]	79,836	79,836
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	271,443	271,432
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[3]	214,760	214,751
Commodore CDO Ltd.
3.47%, 12/12/05[3]	19,959	19,959
Credit Suisse First Boston
3.57%, 07/19/06	199,591	199,591
DEPFA Bank PLC
3.42%, 03/15/06	79,836	79,836
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[3]	126,940	126,946
Eli Lilly Services Inc.
3.53%, 09/01/06[3]	79,836	79,836
Fifth Third Bancorp
3.58%, 04/21/06[3]	159,673	159,672
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[3]	55,885	55,887
General Electric Capital Corp.
3.66%, 07/07/06	35,926	35,959
Hartford Life Global Funding Trust
3.56%, 08/15/06	79,836	79,836
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[3]	239,509	239,508
HSBC Bank USA N.A.
3.70%, 05/04/06	27,943	27,958
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[3]	311,361	311,364
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[3]	311,361	311,394
Lothian Mortgages PLC
3.63%, 01/24/06	79,836	79,836
Marshall & Ilsley Bank
3.71%, 02/20/06	79,836	79,881
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[3]	159,673	159,742
National City Bank (Ohio)
3.50%, 01/06/06	39,918	39,914
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[3]	295,394	295,423
Nordea Bank AB
3.55%, 08/11/06[3]	139,713	139,713
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[3]	255,476	255,480

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2005

Security	Principal	Value
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[3]	$307,370	$307,369
Principal Life Income Funding Trusts
3.74%, 05/10/06	59,877	59,879
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	266,453	266,392
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[3]	43,910	43,907
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[3]	455,865	455,880
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[3]	79,836	79,836
Strips III LLC
3.69%, 07/24/06[3,7]	23,452	23,452
SunTrust Bank
3.63%, 04/28/06	119,754	119,754
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[3]	194,002	193,990
Toyota Motor Credit Corp.
3.57%, 04/10/06	35,926	35,926
Unicredito Italiano SpA
3.34%, 06/14/06	103,787	103,758
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[3]	192,193	192,193
Wells Fargo & Co.
3.56%, 09/15/06[3]	39,918	39,922
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[3]	319,345	319,331
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[3]	168,454	168,450
Winston Funding Ltd.
3.71%, 10/23/05[3]	57,003	57,003

		7,407,626

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,480,181)		18,480,181

TOTAL INVESTMENTS IN SECURITIES – 138.55% (Cost: $64,118,574)		65,060,688
Other Assets, Less Liabilities – (38.55)%		(18,101,129)

NET ASSETS – 100.00%		$46,959,559

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 98.49%

AUSTRIA – 1.50%
Andritz AG	1,470	$140,111
Bank Austria Creditanstalt	6,468	729,443
Boehler-Uddeholm AG	2,190	337,453
Erste Bank der Oesterreichischen Sparkassen AG	24,255	1,340,859
Flughafen Wien AG	294	19,547
Immofinanz Immobilien Anlage AG1	85,848	828,804
Mayr-Melnhof Karton AG	1,764	246,342
Meinl European Land Ltd.[1]	10,290	184,006
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,323	448,264
OMV AG	30,576	1,660,212
RHI AG1,2	3,993	126,698
Telekom Austria AG	60,564	1,272,942
Voest-Alpine AG2	4,284	349,788
Wienerberger Baustoffindustrie AG	12,936	530,736

		8,215,205

BELGIUM – 4.12%
AGFA-Gevaert NV2	16,170	422,592
Barco NV2	2,499	185,787
Bekaert NV2	3,942	325,790
Belgacom SA	27,930	979,654
Cofinimmo	1,617	258,527
Colruyt NV	2,940	390,502
Compagnie Maritime Belge SA	3,180	102,075
Delhaize Group[2]	12,789	737,040
Dexia Group[2]	98,842	2,146,764
Electrabel SA2	4,704	2,384,665
Euronav SA	2,482	80,952
Fortis[2]	209,769	5,964,599
Groupe Bruxelles Lambert SA2	12,789	1,219,749
InBev	34,398	1,338,511
KBC Groupe[2]	32,634	2,697,067
Mobistar SA	5,010	393,107
Omega Pharma SA2	3,822	219,748
SA D’Ieteren NV	588	134,723
Solvay SA	11,466	1,243,044
UCB SA	16,023	909,427
Umicore	4,410	418,976

		22,553,299

FINLAND – 4.35%
Amer Group Ltd.[2]	11,025	201,353
Cargotec Corp.[1]	7,693	211,269
Elisa OYJ Class A2	23,798	431,410
Fortum OYJ	78,110	1,516,844
KCI Konecranes OYJ[2]	3,087	143,509
Kesko OYJ Class B	10,731	305,523
Kone OYJ[1]	7,203	471,721
Metso OYJ[2]	20,586	507,620
Neste Oil OYJ[1,2]	24,528	822,017
Nokia OYJ	736,716	11,488,716
Nokian Renkaat OYJ	20,286	430,615
Orion-Yhtyma OYJ Class B	15,184	319,700
Outokumpu OYJ[2]	24,990	368,193
Pohjola Group PLC Class D2	10,143	144,578
Rautaruukki OYJ	18,729	375,222
Sampo OYJ Class A	69,825	1,099,191
Stora Enso OYJ Class R	111,544	1,529,584
TietoEnator OYJ[2]	15,141	505,006
UPM-Kymmene OYJ[2]	96,285	1,918,341
Uponor OYJ[2]	15,582	333,445
Wartsila OYJ Class B	10,789	317,789
YIT-Yhtyma OYJ	9,996	378,519

		23,820,165

FRANCE – 29.44%
Accor SA2	37,632	1,978,543
Air France - KLM[2]	16,644	271,018
Alcatel SA Class A1,2	220,206	2,551,128
Alstom[1]	19,150	791,335
Arcelor[2]	92,022	2,014,484
Atos Origin SA1	11,826	895,923
Autoroutes du Sud de la France[2]	10,437	617,409
AXA[2]	252,252	6,682,400
BNP Paribas SA2	141,120	10,231,152
Bouygues SA2	33,516	1,490,090
Business Objects SA1,2	12,054	398,189
Cap Gemini SA1	22,491	737,707
Carrefour SA2	99,666	4,617,371
CNP Assurances[2]	5,880	403,880
Compagnie de Saint-Gobain[2]	55,125	3,339,605

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Shares	Value
Compagnie Generale des Etablissements Michelin Class B2	26,313	$1,594,752
Credit Agricole SA2	105,412	2,800,244
Dassault Systemes SA2	10,290	501,524
Essilor International SA	17,199	1,337,876
Etablissements Economiques du Casino Guichard-Perrachon SA2	7,203	504,055
European Aeronautic Defense and Space Co.[2]	43,953	1,478,961
France Telecom[2]	283,678	8,516,195
Gecina SA	1,314	156,916
Groupe Danone	41,902	4,385,473
Hermes International[2]	1,022	215,559
Imerys SA2	6,468	475,292
Klepierre[2]	3,848	380,253
Lafarge SA2	31,017	2,862,877
Lagardere S.C.A.[2]	20,580	1,467,998
L’Air Liquide SA2	19,404	3,362,439
L’Oreal SA2	51,976	4,158,171
LVMH Moet Hennessy Louis Vuitton SA2	42,483	3,422,226
Neopost SA	5,145	475,201
PagesJaunes SA	20,433	528,725
Pernod Ricard SA2	12,848	2,223,217
PPR[2]	12,054	1,288,259
PSA Peugeot Citroen SA2	28,371	1,755,071
Publicis Groupe[2]	22,785	753,795
Renault SA2	32,928	2,905,624
Safran SA2	30,948	639,051
Sanofi-Aventis[2]	186,984	15,913,389
Schneider Electric SA2	40,572	3,180,964
SCOR	148,911	294,852
Societe BIC SA2	4,263	250,818
Societe des Autoroutes du Nord et de l’Est de la France[1,2]	4,704	288,971
Societe Des Autoroutes Paris-Rhin-Rhone	6,174	423,695
Societe Generale Class A2	61,320	6,602,531
Societe Television Francaise 1[2]	20,306	543,919
Sodexho Alliance SA2	19,110	662,299
STMicroelectronics NV	113,484	1,859,050
Suez SA2	143,472	4,171,255
Technip-Coflexip SA2	14,259	814,567
Thales SA2	15,476	698,707
Thomson[2]	45,570	1,018,324
Total SA2	101,908	26,708,153
Unibail Holding[2]	7,644	1,091,453
Valeo SA2	13,369	547,185
Veolia Environnement[2]	52,773	2,145,040
Vinci SA2	26,572	2,352,929
Vivendi Universal SA	189,189	5,926,209
Zodiac SA2	7,203	401,827

		161,106,125

GERMANY – 20.41%
Adidas-Salomon AG2	7,350	1,307,097
Allianz AG2	64,824	8,363,026
ALTANA AG	12,495	708,264
BASF AG	95,550	6,673,516
Bayer AG	116,718	4,106,841
Bayerische Hypo-und Vereinsbank AG1	100,107	2,834,144
Beiersdorf AG2	2,824	329,944
Celesio AG	6,321	551,946
Commerzbank AG	85,410	2,214,275
Continental AG2	23,667	1,867,205
DaimlerChrysler AG2	161,914	8,303,718
Deutsche Bank AG2	87,892	7,590,359
Deutsche Boerse AG2	17,934	1,635,241
Deutsche Lufthansa AG2	35,332	470,597
Deutsche Post AG	106,434	2,675,552
Deutsche Telekom AG2	482,307	9,134,745
Douglas Holding AG	5,145	200,141
E.ON AG2	110,250	10,487,961
EPCOS AG1,2	9,702	119,320
Fresenius Medical Care AG2	6,615	597,956
Heidelberger Druckmaschinen AG	9,996	355,653
Hochtief AG2	10,290	419,645
Hypo Real Estate Holding AG	23,226	1,141,152
Infineon Technologies AG1	115,362	1,074,016
IVG Immobilien AG	11,907	252,020
KarstadtQuelle AG1,2	13,818	183,536
Linde AG2	14,994	1,107,160

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Shares	Value
MAN AG2	25,872	$1,301,066
Merck KGaA[2]	8,760	751,451
METRO AG2	25,872	1,305,520
MLP AG2	11,922	229,171
Muenchener Rueckversicherungs- Gesellschaft AG2	32,634	3,644,251
Premiere AG1,2	7,644	235,024
Puma AG	2,793	753,976
RWE AG2	74,088	4,936,726
SAP AG2	39,102	6,617,128
Schering AG	29,400	1,856,692
Siemens AG2	141,708	10,725,166
Suedzucker AG2	11,907	248,945
ThyssenKrupp AG	66,738	1,273,026
TUI AG2	32,558	765,593
Volkswagen AG2	40,150	2,110,930
Wincor Nixdorf AG	2,499	230,966

		111,690,661

GREECE – 1.29%
Hellenic Telecommunications Organization SA ADR[1]	258,867	2,702,571
National Bank of Greece SA ADR	583,047	4,361,192

		7,063,763

IRELAND – 2.68%
Allied Irish Banks PLC	154,350	3,321,979
Bank of Ireland	174,489	2,746,820
C&C Group PLC	50,224	284,133
CRH PLC	97,314	2,635,389
DCC PLC	14,994	333,586
DEPFA Bank PLC	62,780	1,057,777
Eircom Group PLC	99,519	230,100
Elan Corp. PLC[1]	43,659	390,892
Fyffes PLC	57,477	179,548
Grafton Group PLC[1]	38,220	401,892
Greencore Group PLC	35,427	154,673
IAWS Group PLC	22,197	320,217
Independent News & Media PLC	107,751	323,343
Irish Life & Permanent PLC	49,833	920,532
Kerry Group PLC Class A	24,990	608,532
Kingspan Group PLC	21,903	273,684
Paddy Power PLC	16,644	311,138
Ryanair Holdings PLC[1]	21,760	174,218

		14,668,453

ITALY – 11.44%
Alleanza Assicurazioni SpA[2]	75,411	848,146
Arnoldo Mondadori Editore SpA[2]	19,110	194,013
Assicurazioni Generali SpA[2]	168,021	5,250,738
Autogrill SpA[2]	30,282	422,328
Autostrade SpA[2]	52,038	1,373,417
Banca Antonveneta SpA	16,206	499,071
Banca Fideuram SpA[2]	58,212	291,738
Banca Intesa SpA	582,855	2,799,199
Banca Monte dei Paschi di Siena SpA[2]	206,976	806,922
Banca Nazionale del Lavoro SpA[1,2]	197,538	638,938
Banca Popolare di Milano Scrl[2]	72,471	733,527
Banca Popolare di Verona e Novara Scrl[2]	68,943	1,235,384
Banche Popolari Unite Scrl[2]	59,241	1,204,335
Benetton Group SpA[2]	6,332	62,144
Bulgari SpA[2]	20,586	236,594
Capitalia SpA[2]	255,633	1,430,476
Edison SpA[1,2]	149,006	339,022
Enel SpA[2]	761,313	6,736,684
ENI SpA[2]	465,255	13,732,653
Fiat SpA[1,2]	91,096	801,046
Fineco SpA	28,371	264,307
Finmeccanica SpA	56,403	1,054,382
Gruppo Editoriale L’Espresso SpA[2]	30,135	171,410
Italcementi SpA[2]	15,729	254,184
Lottomatica SpA	9,928	374,235
Luxottica Group SpA[2]	24,255	557,821
Mediaset SpA[2]	145,530	1,793,380
Mediobanca SpA[2]	82,173	1,595,745
Mediolanum SpA[2]	50,646	325,449
Pirelli SpA[2]	498,330	491,829
Riunione Adriatica di Sicurta SpA[2]	52,773	1,090,368
Sanpaolo IMI SpA[2]	198,303	2,833,920
Seat Pagine Gialle SpA[1,2]	775,278	328,949
Snam Rete Gas SpA	144,354	795,351
Telecom Italia Media SpA[1,2]	167,170	91,592
Telecom Italia SpA[2]	1,849,552	5,800,412

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Shares	Value
Terna SpA Rights[1]	202,419	$536,476
Tiscali SpA[1,2]	51,303	154,425
UniCredito Italiano SpA[2]	789,537	4,483,648

		62,634,258

NETHERLANDS – 10.23%
ABN AMRO Holding NV2	308,700	7,380,487
AEGON NV2	245,931	3,438,950
Akzo Nobel NV	47,922	1,956,704
ASML Holding NV1	85,701	1,431,324
Buhrmann NV	19,257	233,753
Corio NV	5,439	314,792
DSM NV2	12,556	969,757
Euronext NV2	15,288	615,200
Getronics NV	21,441	248,662
Hagemeyer NV1,2	90,699	246,517
Heineken NV	46,305	1,491,473
IHC Caland NV	4,526	361,253
ING Groep NV	331,632	9,600,968
Koninklijke Ahold NV1	274,596	2,431,526
Koninklijke KPN NV	370,146	3,487,016
Koninklijke Numico NV CVA[1,2]	26,607	1,099,807
Koninklijke Philips Electronics NV	231,378	6,072,515
Oce NV2	13,671	205,290
QIAGEN NV1,2	27,048	339,636
Randstad Holdings NV	7,008	265,459
Reed Elsevier NV2	114,807	1,598,332
Rodamco Europe NV	6,615	561,347
TPG NV	69,090	1,767,383
Unilever NV CVA	100,989	6,942,854
Vedior NV	28,518	411,755
VNU NV2	40,719	1,246,949
Wereldhave NV	3,087	324,035
Wolters Kluwer NV CVA	49,245	920,572

		55,964,316

PORTUGAL – 0.99%
Banco BPI SA Registered	70,851	304,105
Banco Comercial Portugues SA Class R2	358,722	961,760
Banco Espirito Santo SA2	28,077	453,731
Brisa-Auto Estradas de Portugal SA2	77,175	654,904
CIMPOR-Cimentos de Portugal SGPS SA2	55,334	313,042
Energias de Portugal SA	347,918	975,582
Jeronimo Martins SGPS SA	7,644	110,838
Portugal Telecom SGPS SA2	126,273	1,195,786
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA2	18,396	178,732
Sonae SGPS SA	156,408	244,295

		5,392,775

SPAIN – 12.04%
Abertis Infraestructuras SA2	42,048	1,100,447
Acciona SA2	4,557	508,041
Acerinox SA	40,572	592,283
Actividades de Construcciones y Servicios SA2	42,483	1,271,709
Altadis SA	52,560	2,270,835
Antena 3 de Television SA2	12,642	248,764
Banco Bilbao Vizcaya Argentaria SA	605,052	10,008,457
Banco Popular Espanol SA2	158,613	1,935,096
Banco Santander Central Hispano SA2	1,058,208	12,884,227
Cintra Concesiones de Infraestructuras de Transporte SA1	40,278	525,081
Corporacion Mapfre SA2	20,729	340,594
Ebro Puleva SA	13,377	232,463
Endesa SA2	170,373	3,834,458
Fomento de Construcciones y Contratas SA	7,644	438,085
Gamesa Corporacion Tecnologica SA2	26,718	399,238
Gas Natural SDG SA2	33,369	988,216
Grupo Ferrovial SA2	11,172	861,491
Iberdrola SA2	145,383	3,729,753
Iberia Lineas Aereas de Espana SA2	79,233	214,378
Indra Sistemas SA2	19,992	403,475
Industria de Diseno Textil SA2	40,278	1,094,743
Inmobiliaria Colonial	5,548	316,256
Metrovacesa SA2	10,300	694,810
NH Hoteles SA2	22,922	345,335
Promotora de Informaciones SA	14,553	267,933
Repsol YPF SA2	167,727	4,946,572
Sacyr Vallehermoso SA2	18,342	468,753

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Sociedad General de Aguas de Barcelona SA Class B2	11,557	$262,947
Sogecable SA1,2	7,154	249,257
Telefonica Publicidad e Informacion SA2	32,487	281,677
Telefonica SA2	782,040	12,868,776
Union Fenosa SA2	38,955	1,130,648
Zeltia SA2	30,076	206,768

		65,921,566

TOTAL COMMON STOCKS (Cost: $462,864,114)		539,030,586

PREFERRED STOCKS – 1.34%

GERMANY – 0.73%
Fresenius Medical Care AG2	4,851	375,799
Henkel KGaA[2]	10,437	985,030
Porsche AG [2]	1,470	1,142,688
ProSiebenSat.1 Media AG	15,876	279,600
RWE AG2	7,154	413,522
Volkswagen AG2	19,551	774,002

		3,970,641
ITALY – 0.61%
Banca Intesa SpA RNC[2]	172,431	765,552
Telecom Italia SpA RNC[2]	988,134	2,588,497

		3,354,049

TOTAL PREFERRED STOCKS (Cost: $5,876,868)		7,324,690

SHORT-TERM INVESTMENTS – 35.31%

CERTIFICATES OF DEPOSIT[3] – 4.01%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$1,252,384	1,252,384
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	542,700	542,658
Credit Suisse First Boston
3.53%, 05/09/06	834,923	834,923
Danske Bank
3.50%, 10/17/05	834,923	834,891

Security	Principal	Value
Dexia Credit Local
3.61%, 08/30/06	$417,461	$417,378
First Tennessee Bank
3.52%, 09/15/05	1,419,369	1,419,369
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,252,384	1,252,393
HBOS Treasury Services PLC
3.39%, 12/14/05	500,954	500,954
HSBC Bank USA N.A.
3.72%, 08/03/06	417,461	417,598
Royal Bank of Scotland
3.61%, 06/27/06	417,461	417,410
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	1,294,130	1,293,901
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	2,963,976	2,964,034
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	667,938	667,937
US Bank N.A.
3.54%, 09/19/05	2,087,307	2,087,307
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	3,757,152	3,757,152
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	3,297,945	3,297,943

		21,958,232

COMMERCIAL PAPER[3] – 8.08%
Alpine Securitization Corp.
3.52%, 09/09/05	1,669,845	1,668,539
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	1,761,687	1,752,290
Aspen Funding Corp.
3.49%, 09/01/05	834,923	834,923
Barton Capital Corp.
3.51%, 09/07/05	946,844	946,290
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	1,377,623	1,375,926

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Principal	Value
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	$424,967	$420,828
Cantabric Finance LLC
3.73%, 10/31/05	321,003	319,007
Charta LLC
3.54%, 09/20/05	584,446	583,354
Chesham Finance LLC
3.54%, 09/15/05	250,477	250,132
Dorada Finance Inc.
3.76%, 01/26/06	83,492	82,210
Edison Asset Securitization LLC
3.12%, 09/06/05	626,192	625,921
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	1,076,675	1,075,763
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	3,798,631	3,781,300
Gemini Securitization Corp.
3.49%, 09/06/05	1,339,467	1,338,817
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	2,713,499	2,708,252
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	626,192	625,144
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	1,294,130	1,280,274
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	960,161	960,161
HSBC PLC
3.88%, 02/03/06	250,477	246,292
Jupiter Securitization Corp.
3.51%, 09/21/05	473,293	472,370
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	876,592	876,591
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	1,150,883	1,149,164
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	2,045,561	2,042,887
New Center Asset Trust
3.60%, 09/01/05	2,922,230	2,922,230
Park Avenue Receivables Corp.
3.50%, 09/19/05	470,930	470,106
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	1,130,510	1,128,781
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	834,923	819,598
Scaldis Capital LLC
3.52%, 09/07/05	1,669,845	1,668,866
Sedna Finance Inc.
3.92%, 02/21/06	208,731	204,799
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	2,454,673	2,454,026
Sydney Capital Corp.
3.49%, 09/01/05	515,815	515,815
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	1,753,338	1,750,062
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	1,788,956	1,788,345
Thunder Bay Funding Inc.
3.50%, 09/01/05	139,557	139,557
Tulip Funding Corp.
3.49%, 09/01/05	3,080,623	3,080,623
Windmill Funding Corp.
3.52%, 09/09/05	384,064	383,764
World Savings Bank
3.51%, 09/09/05	292,223	292,222
Yorktown Capital LLC
3.53%, 09/19/05	1,210,638	1,208,501

		44,243,730

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.14%
Dorada Finance Inc.
3.93%, 07/07/06[4]	$258,826	$258,804
K2 USA LLC
3.94%, 07/07/06[4]	500,954	500,932

		759,736

MONEY MARKET FUNDS – 0.68%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	3,339,691	3,339,691
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[5,6]	12,300	12,300
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	88,466	88,466
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	292,687	292,687

		3,733,144

REPURCHASE AGREEMENTS[3] – 6.82%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $20,040,150 and an effective yield of 3.60%.[7]	$20,038,145	20,038,145
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $15,447,615 and an effective yield of 3.60%.[7]	15,446,070	15,446,070
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,820,314 and an effective yield of 3.60%.[7]	1,820,132	1,820,132

		37,304,347

Security	Principal	Value
TIME DEPOSITS[3] – 1.42%
Abbey National Treasury Services PLC
3.50%, 09/01/05	$1,669,845	$1,669,845
Chase Bank USA N.A.
3.58%, 09/01/05	4,592,075	4,592,075
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	1,102,242	1,102,242
Natexis Banques Populaires
3.51%, 09/20/05[8]	417,461	417,461

		7,781,623

VARIABLE & FLOATING RATE NOTES[3] – 14.16%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	1,552,956	1,552,965
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	2,254,291	2,254,298
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	1,377,623	1,377,622
American Express Credit Corp.
3.65%, 10/26/05	1,669,845	1,669,971
ASIF Global Financing XXII
3.99%, 05/30/06[4]	834,923	835,963
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	542,700	542,700
Bank of America N.A.
3.56%, 08/10/06	4,174,614	4,174,614
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	4,291,503	4,291,445
BMW US Capital LLC
3.54%, 07/14/06[4]	834,923	834,923
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	2,838,737	2,838,619
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	2,245,942	2,245,848

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Principal	Value
Commodore CDO Ltd.
3.47%, 12/12/05[4]	$208,731	$208,731
Credit Suisse First Boston
3.57%, 07/19/06	2,087,307	2,087,307
DEPFA Bank PLC
3.42%, 03/15/06	834,923	834,923
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	1,327,527	1,327,596
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	834,923	834,923
Fifth Third Bancorp
3.58%, 04/21/06[4]	1,669,845	1,669,845
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	584,446	584,459
General Electric Capital Corp.
3.66%, 07/07/06	375,715	376,054
Hartford Life Global Funding Trust
3.56%, 08/15/06	834,923	834,923
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	2,504,768	2,504,769
HSBC Bank USA N.A.
3.70%, 05/04/06	292,223	292,382
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	3,256,199	3,256,226
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	3,256,199	3,256,549
Lothian Mortgages PLC
3.63%, 01/24/06	834,923	834,923
Marshall & Ilsley Bank
3.71%, 02/20/06	834,923	835,396
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	1,669,845	1,670,579
National City Bank (Ohio)
3.50%, 01/06/06	417,461	417,418
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	3,089,214	3,089,514
Nordea Bank AB
3.55%, 08/11/06[4]	1,461,115	1,461,115
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	2,671,753	2,671,799
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	3,214,453	3,214,452
Principal Life Income Funding Trusts
3.74%, 05/10/06	626,192	626,215
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	2,786,555	2,785,919
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	459,208	459,170
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	4,767,409	4,767,438
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	834,923	834,923
Strips III LLC
3.69%, 07/24/06[4,8]	245,258	245,258
SunTrust Bank
3.63%, 04/28/06	1,252,384	1,252,384
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	2,028,862	2,028,738
Toyota Motor Credit Corp.
3.57%, 04/10/06	375,715	375,712
Unicredito Italiano SpA
3.34%, 06/14/06	1,085,400	1,085,098
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	2,009,947	2,009,947
Wells Fargo & Co.
3.56%, 09/15/06[4]	417,461	417,503
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	3,339,691	3,339,546

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2005

Security	Principal	Value
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	$1,761,687	$1,761,643
Winston Funding Ltd.
3.71%, 10/23/05[4]	596,135	596,135

		77,468,480

TOTAL SHORT-TERM INVESTMENTS (Cost: $193,249,292)		193,249,292

TOTAL INVESTMENTS IN SECURITIES – 135.14% (Cost: $661,990,274)		739,604,568
Other Assets, Less Liabilities – (35.14)%		(192,320,391)

NET ASSETS – 100.00%		$547,284,177

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.85%
PagesJaunes SA	11,120	$287,742
Publicis Groupe	12,128	401,230

		688,972

AEROSPACE & DEFENSE – 1.90%
European Aeronautic Defense and Space Co.	21,744	731,657
Safran SA1	14,800	305,608
Thales SA1	6,992	315,673
Zodiac SA1	3,440	191,904

		1,544,842

AIRLINES – 0.22%
Air France - KLM[1]	11,024	179,506

		179,506

APPAREL – 0.21%
Hermes International[1]	816	172,110

		172,110

AUTO MANUFACTURERS – 2.86%
PSA Peugeot Citroen SA1	14,144	874,968
Renault SA1	16,464	1,452,812

		2,327,780

AUTO PARTS & EQUIPMENT – 1.27%
Compagnie Generale des Etablissements Michelin Class B1	12,832	777,709
Valeo SA1	6,221	254,622

		1,032,331

BANKS – 12.10%
BNP Paribas SA1	70,832	5,135,296
Credit Agricole SA1	52,384	1,391,568
Societe Generale Class A1	30,800	3,316,340

		9,843,204

BEVERAGES – 1.33%
Pernod Ricard SA1	6,240	1,079,769

		1,079,769

BUILDING MATERIALS – 4.00%
Compagnie de Saint-Gobain[1]	27,152	1,644,934
Imerys SA1	2,864	210,457
Lafarge SA1	15,184	1,401,487

		3,256,878

CHEMICALS – 2.06%
L’Air Liquide SA1	9,680	1,677,407

		1,677,407

COMMERCIAL SERVICES – 0.78%
Autoroutes du Sud de la France[1]	5,088	300,985
Societe des Autoroutes du Nord et de l’Est de la France[2]	2,032	124,828
Societe Des Autoroutes Paris-Rhin-Rhone[1]	3,008	206,426

		632,239

COMPUTERS – 0.99%
Atos Origin SA2	5,856	443,643
Cap Gemini SA1,2	11,024	361,588

		805,231
COSMETICS & PERSONAL CARE – 2.59%
L’Oreal SA1	26,352	2,108,206

		2,108,206
DIVERSIFIED FINANCIAL SERVICES – 0.37%
Euronext NV1	7,536	303,254

		303,254
ENGINEERING & CONSTRUCTION – 2.46%
Bouygues SA	17,840	793,150
Vinci SA1	13,616	1,205,686

		1,998,836
FOOD – 5.86%
Carrefour SA1	50,144	2,323,094
Etablissements Economiques du Casino Guichard-Perrachon SA1	3,312	231,769
Groupe Danone[1]	21,136	2,212,099

		4,766,962
FOOD SERVICE – 0.36%
Sodexho Alliance SA1	8,416	291,675

		291,675
HAND & MACHINE TOOLS – 1.94%
Schneider Electric SA1	20,096	1,575,585

		1,575,585
HEALTH CARE – PRODUCTS – 0.84%
Essilor International SA1	8,768	682,045

		682,045

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2005

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 2.16%
LVMH Moet Hennessy Louis
Vuitton SA1	21,760	$1,752,881

		1,752,881

HOME FURNISHINGS – 0.63%
Thomson[1]	23,024	514,503

		514,503

HOUSEHOLD PRODUCTS & WARES – 0.20%
Societe BIC SA1	2,736	160,975

		160,975

INSURANCE – 4.59%
AXA[1]	127,616	3,380,672
CNP Assurances[1]	3,040	208,809
SCOR	73,008	144,560

		3,734,041

IRON & STEEL – 1.23%
Arcelor[1]	45,792	1,002,448

		1,002,448

LODGING – 1.14%
Accor SA1	17,568	923,657

		923,657

MACHINERY – 0.50%
Alstom[2]	9,872	407,940

		407,940

MEDIA – 4.96%
Lagardere S.C.A.[1]	10,720	764,672
Societe Television Francaise 1[1]	10,576	283,290
Vivendi Universal SA	95,360	2,987,083

		4,035,045

OFFICE & BUSINESS EQUIPMENT – 0.32%
Neopost SA	2,832	261,568

		261,568

OIL & GAS – 16.38%
Total SA1	50,816	13,317,910

		13,317,910

OIL & GAS SERVICES – 0.54%
Technip-Coflexip SA1	7,680	438,732

		438,732

Security	Shares or Principal	Value
PHARMACEUTICALS – 9.85%
Sanofi-Aventis[1]	94,112	$8,009,460

		8,009,460

REAL ESTATE – 1.09%
Gecina SA	806	96,251
Klepierre[1]	2,064	203,961
Unibail Holding[1]	4,080	582,565

		882,777

RETAIL – 0.77%
PPR[1]	5,888	629,274

		629,274

SEMICONDUCTORS – 1.14%
STMicroelectronics NV1	56,656	928,116

		928,116

SOFTWARE – 0.54%
Business Objects SA1,2	6,016	198,731
Dassault Systemes SA1	4,992	243,305

		442,036

TELECOMMUNICATIONS – 6.83%
Alcatel SA Class A1,2	110,304	1,277,892
France Telecom[1]	142,320	4,272,537

		5,550,429

WATER – 3.95%
Suez SA	72,592	2,110,515
Veolia Environnement[1]	27,104	1,101,684

		3,212,199

TOTAL COMMON STOCKS (Cost: $73,426,410)		81,170,823

SHORT-TERM INVESTMENTS – 37.80%

CERTIFICATES OF DEPOSIT[3] – 4.27%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$198,241	198,240
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	85,904	85,898
Credit Suisse First Boston
3.53%, 05/09/06	132,161	132,160

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2005

Security	Principal	Value
Danske Bank
3.50%, 10/17/05	$132,161	$132,156
Dexia Credit Local
3.61%, 08/30/06	66,080	66,067
First Tennessee Bank
3.52%, 09/15/05	224,673	224,673
Fortis Bank NY
3.83% - 3.84%, 01/25/06	198,241	198,242
HBOS Treasury Services PLC
3.39%, 12/14/05	79,296	79,296
HSBC Bank USA N.A.
3.72%, 08/03/06	66,080	66,102
Royal Bank of Scotland
3.61%, 06/27/06	66,080	66,072
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	204,849	204,813
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	469,170	469,180
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	105,728	105,728
US Bank N.A.
3.54%, 09/19/05	330,401	330,401
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	594,722	594,721
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	522,034	522,033

		3,475,782

COMMERCIAL PAPER[3] – 8.61%
Alpine Securitization Corp.
3.52%, 09/09/05	264,321	264,114
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	278,859	277,372
Aspen Funding Corp.
3.49%, 09/01/05	132,161	132,160
Barton Capital Corp.
3.51%, 09/07/05	149,877	149,789
Blue Ridge Asset Funding Corp.
3.48% - 3.49%,
09/09/05 - 09/21/05	218,065	217,796
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	67,268	66,613
Cantabric Finance LLC
3.73%, 10/31/05	50,812	50,496
Charta LLC
3.54%, 09/20/05	92,512	92,340
Chesham Finance LLC
3.54%, 09/15/05	39,648	39,594
Dorada Finance Inc.
3.76%, 01/26/06	13,216	13,013
Edison Asset Securitization LLC
3.12%, 09/06/05	99,120	99,077
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	170,428	170,283
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	601,288	598,545
Gemini Securitization Corp.
3.49%, 09/06/05	212,025	211,922
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	429,522	428,691
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	99,120	98,955
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	204,849	202,656
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	151,985	151,984
HSBC PLC
3.88%, 02/03/06	39,648	38,986
Jupiter Securitization Corp.
3.51%, 09/21/05	74,918	74,772
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	138,756	138,756

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2005

Security	Principal	Value
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	$182,174	$181,902
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	323,793	323,370
New Center Asset Trust
3.60%, 09/01/05	462,562	462,562
Park Avenue Receivables Corp.
3.50%, 09/19/05	74,544	74,413
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	178,949	178,675
Santander Central Hispano
Finance Inc.
3.91%, 02/17/06	132,161	129,735
Scaldis Capital LLC
3.52%, 09/07/05	264,321	264,166
Sedna Finance Inc.
3.92%, 02/21/06	33,040	32,418
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	388,552	388,450
Sydney Capital Corp.
3.49%, 09/01/05	81,649	81,649
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	277,537	277,019
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	283,175	283,078
Thunder Bay Funding Inc.
3.50%, 09/01/05	22,091	22,091
Tulip Funding Corp.
3.49%, 09/01/05	487,634	487,634
Windmill Funding Corp.
3.52%, 09/09/05	60,794	60,746
World Savings Bank
3.51%, 09/09/05	46,256	46,256
Yorktown Capital LLC
3.53%, 09/19/05	191,633	191,294

		7,003,372

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.15%
Dorada Finance Inc.
3.93%, 07/07/06[4]	$40,970	$40,966
K2 USA LLC
3.94%, 07/07/06[4]	79,296	79,293

		120,259

MONEY MARKET FUNDS – 0.91%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	528,642	528,642
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[5,6]	150,406	150,406
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	14,003	14,003
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	46,330	46,330

		739,381

REPURCHASE AGREEMENTS[3] – 7.26%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $3,172,169 and an effective yield of 3.60%.[7]	$3,171,852	3,171,852
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $2,445,214 and an effective yield of 3.60%.[7]	2,444,969	2,444,969
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $288,139 and an effective yield of 3.60%.[7]	288,110	288,110

		5,904,931

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2005

Security	Principal	Value

TIME DEPOSITS[3] – 1.52%
Abbey National Treasury Services PLC
3.50%, 09/01/05	$264,321	$264,321
Chase Bank USA N.A.
3.58%, 09/01/05	726,883	726,883
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	174,475	174,475
Natexis Banques Populaires
3.51%, 09/20/05[8]	66,080	66,080

		1,231,759

VARIABLE & FLOATING RATE NOTES[3] – 15.08%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	245,819	245,820
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	356,833	356,834
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	218,065	218,065
American Express Credit Corp.
3.65%, 10/26/05	264,321	264,341
ASIF Global Financing XXII
3.99%, 05/30/06[4]	132,161	132,325
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	85,904	85,904
Bank of America N.A.
3.56%, 08/10/06	660,803	660,803
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	679,305	679,295
BMW US Capital LLC
3.54%, 07/14/06[4]	132,161	132,160
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	449,346	449,327
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	355,512	355,496
Commodore CDO Ltd.
3.47%, 12/12/05[4]	33,040	33,040
Credit Suisse First Boston
3.57%, 07/19/06	330,401	330,401
DEPFA Bank PLC
3.42%, 03/15/06	132,161	132,160
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	210,135	210,146
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	132,161	132,160
Fifth Third Bancorp
3.58%, 04/21/06[4]	264,321	264,321
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	92,512	92,514
General Electric Capital Corp.
3.66%, 07/07/06	59,472	59,526
Hartford Life Global Funding Trust
3.56%, 08/15/06	132,161	132,160
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	396,482	396,480
HSBC Bank USA N.A.
3.70%, 05/04/06	46,256	46,281
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	515,426	515,431
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	515,426	515,481
Lothian Mortgages PLC
3.63%, 01/24/06	132,161	132,160
Marshall & Ilsley Bank
3.71%, 02/20/06	132,161	132,235
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	264,321	264,437
National City Bank (Ohio)
3.50%, 01/06/06	66,080	66,073
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	488,994	489,041

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2005

Security	Principal	Value
Nordea Bank AB
3.55%, 08/11/06[4]	$231,281	$231,281
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	422,914	422,921
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	508,818	508,818
Principal Life Income Funding Trusts
3.74%, 05/10/06	99,120	99,124
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	441,086	440,985
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	72,688	72,683
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	754,636	754,649
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	132,161	132,160
Strips III LLC
3.69%, 07/24/06[4,8]	38,822	38,822
SunTrust Bank
3.63%, 04/28/06	198,241	198,241
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	321,150	321,131
Toyota Motor Credit Corp.
3.57%, 04/10/06	59,472	59,472
Unicredito Italiano SpA
3.34%, 06/14/06	171,809	171,761
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	318,156	318,156
Wells Fargo & Co.
3.56%, 09/15/06[4]	66,080	66,087
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	528,642	528,618
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	278,859	278,851
Winston Funding Ltd.
3.71%, 10/23/05[4]	94,363	94,363

		12,262,540

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,738,024)		30,738,024

TOTAL INVESTMENTS IN SECURITIES – 137.61% (Cost: $104,164,434)		111,908,847
Other Assets, Less Liabilities – (37.61)%		(30,583,055)

NET ASSETS – 100.00%		$81,325,792

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 96.46%

AIRLINES – 0.49%
Deutsche Lufthansa AG1	114,730	$1,528,120

		1,528,120

APPAREL – 1.95%
Adidas-Salomon AG1	21,835	3,883,056
Puma AG	8,360	2,256,799

		6,139,855

AUTO MANUFACTURERS – 8.84%
DaimlerChrysler AG1	430,760	22,091,417
Volkswagen AG1	109,075	5,734,737

		27,826,154

AUTO PARTS & EQUIPMENT – 1.64%
Continental AG1	65,340	5,154,991

		5,154,991

BANKS – 12.68%
Bayerische Hypo-und
Vereinsbank AG2	273,295	7,737,295
Commerzbank AG	222,475	5,767,717
DEPFA Bank PLC[1]	171,052	2,882,046
Deutsche Bank AG1	236,610	20,433,656
Hypo Real Estate Holding AG	62,700	3,080,608

		39,901,322

BIOTECHNOLOGY – 0.27%
QIAGEN NV1,2	67,595	848,775

		848,775

CHEMICALS – 8.48%
BASF AG1	218,955	15,292,514
Bayer AG1	324,445	11,415,925

		26,708,439

COMPUTERS – 0.25%
Wincor Nixdorf AG	8,635	798,075

		798,075

COSMETICS & PERSONAL CARE – 0.37%
Beiersdorf AG1	10,010	1,169,526

		1,169,526

DIVERSIFIED FINANCIAL SERVICES – 1.63%
Deutsche Boerse AG1	49,775	4,538,538
MLP AG1	31,515	605,799

		5,144,337
ELECTRIC – 13.37%
E.ON AG1	300,355	28,572,440
RWE AG1	202,785	13,512,228

		42,084,668

ELECTRONICS – 0.12%
EPCOS AG1,2	29,700	365,266

		365,266

ENGINEERING & CONSTRUCTION – 1.46%
Hochtief AG1	29,865	1,217,949
Linde AG1	45,870	3,387,050

		4,604,999

FOOD – 1.35%
METRO AG1	73,755	3,721,732
Suedzucker AG1	24,827	519,069

		4,240,801

HEALTH CARE – PRODUCTS – 0.50%
Fresenius Medical Care AG1	17,545	1,585,962

		1,585,962

INSURANCE – 10.29%
Allianz AG1	174,295	22,486,018
Muenchener
Rueckversicherungs-Gesellschaft AG1	88,715	9,906,838

		32,392,856

IRON & STEEL – 1.10%
ThyssenKrupp AG1	181,775	3,467,353

		3,467,353

LEISURE TIME – 0.60%
TUI AG1	79,750	1,875,300

		1,875,300

MACHINERY – DIVERSIFIED – 1.43%
Heidelberger Druckmaschinen AG1	27,335	972,567
MAN AG1	70,125	3,526,486

		4,499,053

MANUFACTURING – 9.33%
Siemens AG1	388,190	29,380,147

		29,380,147

MEDIA – 0.25%
Premiere AG1,2	25,080	771,116

		771,116

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2005

Security	Shares	Value
PHARMACEUTICALS – 3.41%
ALTANA AG1	34,650	$1,964,093
Celesio AG [1]	19,415	1,695,305
Merck KGaA[1]	22,660	1,943,821
Schering AG1	81,015	5,116,324

		10,719,543

REAL ESTATE – 0.25%
IVG Immobilien AG1	37,510	793,926

		793,926

RETAIL – 0.35%
Douglas Holding AG1	16,005	622,597
KarstadtQuelle AG1,2	36,355	482,881

		1,105,478

SEMICONDUCTORS – 0.93%
Infineon Technologies AG2	315,535	2,937,620

		2,937,620

SOFTWARE – 4.86%
SAP AG1	90,420	15,301,538

		15,301,538

TELECOMMUNICATIONS – 7.91%
Deutsche Telekom AG1	1,314,940	24,904,556

		24,904,556

TRANSPORTATION – 2.35%
Deutsche Post AG	294,855	7,412,104

		7,412,104

TOTAL COMMON STOCKS (Cost: $297,399,021)		303,661,880

PREFERRED STOCKS – 3.48%

AUTO MANUFACTURERS – 1.61%
Porsche AG [1]	3,850	2,992,755
Volkswagen AG1	52,324	2,071,448

		5,064,203

ELECTRIC – 0.40%
RWE AG	21,945	1,268,486

		1,268,486

HEALTH CARE – PRODUCTS – 0.33%
Fresenius Medical Care AG1	13,420	1,039,624

		1,039,624

Security	Shares or Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.90%
Henkel KGaA[1]	29,977	$2,829,190

		2,829,190

MEDIA – 0.24%
ProSiebenSat.1 Media AG1	42,460	747,783

		747,783

TOTAL PREFERRED STOCKS (Cost: $8,723,771)		10,949,286

SHORT-TERM INVESTMENTS – 17.68%

CERTIFICATES OF DEPOSIT[3] – 2.01%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$360,488	360,489
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	156,212	156,200
Credit Suisse First Boston
3.53%, 05/09/06	240,326	240,326
Danske Bank
3.50%, 10/17/05	240,326	240,316
Dexia Credit Local
3.61%, 08/30/06	120,163	120,139
First Tennessee Bank
3.52%, 09/15/05	408,553	408,553
Fortis Bank NY
3.83% - 3.84%, 01/25/06	360,488	360,491
HBOS Treasury Services PLC
3.39%, 12/14/05	144,195	144,195
HSBC Bank USA N.A.
3.72%, 08/03/06	120,163	120,202
Royal Bank of Scotland
3.61%, 06/27/06	120,163	120,148
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	372,505	372,439
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	853,156	853,173

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2005

Security	Principal	Value
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	$192,260	$192,260
US Bank N.A.
3.54%, 09/19/05	600,814	600,814
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	1,081,465	1,081,466
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	949,286	949,285

		6,320,496

COMMERCIAL PAPER[3] – 4.05%
Alpine Securitization Corp.
3.52%, 09/09/05	480,651	480,275
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	507,087	504,382
Aspen Funding Corp.
3.49%, 09/01/05	240,326	240,326
Barton Capital Corp.
3.51%, 09/07/05	272,541	272,382
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	396,537	396,049
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	122,323	121,132
Cantabric Finance LLC
3.73%, 10/31/05	92,398	91,824
Charta LLC
3.54%, 09/20/05	168,228	167,914
Chesham Finance LLC
3.54%, 09/15/05	72,098	71,998
Dorada Finance Inc.
3.76%, 01/26/06	24,033	23,664
Edison Asset Securitization LLC
3.12%, 09/06/05	180,244	180,166
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	309,912	309,650
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	1,093,404	1,088,415
Gemini Securitization Corp.
3.49%, 09/06/05	385,554	385,367
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	781,058	779,548
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	180,244	179,943
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	372,505	368,516
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	276,374	276,375
HSBC PLC
3.88%, 02/03/06	72,098	70,893
Jupiter Securitization Corp.
3.51%, 09/21/05	136,233	135,968
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	252,320	252,319
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	331,272	330,777
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	588,797	588,027
New Center Asset Trust
3.60%, 09/01/05	841,139	841,139
Park Avenue Receivables Corp.
3.50%, 09/19/05	135,553	135,316
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	325,408	324,910
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	240,326	235,914
Scaldis Capital LLC
3.52%, 09/07/05	480,651	480,369

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Sedna Finance Inc.
3.92%, 02/21/06	$60,081	$58,950
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	706,557	706,371
Sydney Capital Corp.
3.49%, 09/01/05	148,473	148,473
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	504,684	503,741
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	514,936	514,760
Thunder Bay Funding Inc.
3.50%, 09/01/05	40,170	40,170
Tulip Funding Corp.
3.49%, 09/01/05	886,731	886,731
Windmill Funding Corp.
3.52%, 09/09/05	110,550	110,463
World Savings Bank
3.51%, 09/09/05	84,114	84,114
Yorktown Capital LLC
3.53%, 09/19/05	348,472	347,857

		12,735,188

MEDIUM-TERM NOTES[3] – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06[4]	74,501	74,495
K2 USA LLC
3.94%, 07/07/06[4]	144,195	144,189

		218,684

MONEY MARKET FUNDS – 0.35%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	961,302	961,302
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[5,6]	33,661	33,661
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	25,464	25,464
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	84,248	84,248

		1,104,675

REPURCHASE AGREEMENTS[3] – 3.41%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $5,768,389 and an effective yield of 3.60%.[7]	$5,767,812	5,767,812
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $4,446,467 and an effective yield of 3.60%.[7]	4,446,022	4,446,022
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $523,962 and an effective yield of 3.60%.[7]	523,910	523,910

		10,737,744

TIME DEPOSITS[3] – 0.71%
Abbey National Treasury Services PLC
3.50%, 09/01/05	480,651	480,651
Chase Bank USA N.A.
3.58%, 09/01/05	1,321,790	1,321,790
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	317,271	317,271
Natexis Banques Populaires
3.51%, 09/20/05[8]	120,163	120,163

		2,239,875

VARIABLE & FLOATING RATE NOTES[3] – 7.08%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	447,005	447,008
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	648,879	648,880

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2005

Security	Principal	Value
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	$396,537	$396,537
American Express Credit Corp.
3.65%, 10/26/05	480,651	480,687
ASIF Global Financing XXII
3.99%, 05/30/06[4]	240,326	240,625
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	156,212	156,212
Bank of America N.A.
3.56%, 08/10/06	1,201,628	1,201,628
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	1,235,273	1,235,256
BMW US Capital LLC
3.54%, 07/14/06[4]	240,326	240,326
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	817,107	817,072
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	646,476	646,449
Commodore CDO Ltd.
3.47%, 12/12/05[4]	60,081	60,081
Credit Suisse First Boston
3.57%, 07/19/06	600,814	600,814
DEPFA Bank PLC
3.42%, 03/15/06	240,326	240,326
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	382,118	382,137
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	240,326	240,326
Fifth Third Bancorp
3.58%, 04/21/06[4]	480,651	480,651
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	168,228	168,231
General Electric Capital Corp.
3.66%, 07/07/06	108,146	108,244
Hartford Life Global Funding Trust
3.56%, 08/15/06	240,326	240,326
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	720,977	720,978
HSBC Bank USA N.A.
3.70%, 05/04/06	84,114	84,160
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	937,269	937,278
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	937,269	937,371
Lothian Mortgages PLC
3.63%, 01/24/06	240,326	240,326
Marshall & Ilsley Bank
3.71%, 02/20/06	240,326	240,462
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	480,651	480,862
National City Bank (Ohio)
3.50%, 01/06/06	120,163	120,150
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	889,204	889,291
Nordea Bank AB
3.55%, 08/11/06[4]	420,570	420,570
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	769,042	769,055
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	925,253	925,253
Principal Life Income Funding Trusts
3.74%, 05/10/06	180,244	180,251
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	802,086	801,904
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	132,179	132,169
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	1,372,259	1,372,255

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2005

Security	Principal	Value
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	$240,326	$240,326
Strips III LLC
3.69%, 07/24/064,[8]	70,596	70,596
SunTrust Bank
3.63%, 04/28/06	360,488	360,488
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	583,991	583,955
Toyota Motor Credit Corp.
3.57%, 04/10/06	108,146	108,146
Unicredito Italiano SpA
3.34%, 06/14/06	312,423	312,336
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	578,546	578,546
Wells Fargo & Co.
3.56%, 09/15/06[4]	120,163	120,175
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	961,302	961,261
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	507,087	507,074
Winston Funding Ltd.
3.71%, 10/23/05[4]	171,592	171,592

		22,298,646

TOTAL SHORT-TERM INVESTMENTS (Cost: $55,655,308)		55,655,308

TOTAL INVESTMENTS IN SECURITIES – 117.62% (Cost: $361,778,100)		370,266,474
Other Assets, Less Liabilities – (17.62)%		(55,473,043)

NET ASSETS – 100.00%		$314,793,431

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® MSCI ITALY INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 94.68%

AEROSPACE & DEFENSE – 1.55%
Finmeccanica SpA[1]	35,395	$661,664

		661,664

APPAREL – 0.21%
Benetton Group SpA[1]	9,251	90,791

		90,791

AUTO MANUFACTURERS – 1.15%
Fiat SpA[1],[2]	55,451	487,604

		487,604

AUTO PARTS & EQUIPMENT – 0.79%
Pirelli SpA[1]	340,945	336,497

		336,497

BANKS – 25.58%
Banca Antonveneta SpA[1]	25,641	789,626
Banca Intesa SpA[1]	357,423	1,716,547
Banca Monte dei Paschi di Siena SpA[1]	143,550	559,648
Banca Nazionale del Lavoro SpA[1,2]	163,812	529,851
Banca Popolare di Milano Scrl[1]	49,181	497,794
Banca Popolare di Verona e Novara Scrl[1]	46,519	833,570
Banche Popolari Unite Scrl[1]	47,300	961,582
Capitalia SpA[1]	166,694	932,789
Fineco SpA	10,681	99,505
Sanpaolo IMI SpA[1]	133,005	1,900,755
UniCredito Italiano SpA[1]	361,834	2,054,795

		10,876,462

BUILDING MATERIALS – 0.41%
Italcementi SpA[1]	10,747	173,674

		173,674

COMMERCIAL SERVICES – 2.29%
Autostrade SpA	36,982	976,050

		976,050

DIVERSIFIED FINANCIAL SERVICES – 3.09%
Banca Fideuram SpA[1]	38,533	193,113
Mediobanca SpA[1]	57,717	1,120,826

		1,313,939

ELECTRIC – 11.46%
Edison SpA[1,2]	98,978	225,197
Enel SpA[1]	479,303	4,241,242
Terna SpA Rights[2]	153,571	407,013

		4,873,452

ENTERTAINMENT – 0.31%
Lottomatica SpA	3,476	131,028

		131,028

GAS – 2.22%
Snam Rete Gas SpA[1]	171,160	943,045

		943,045

HEALTH CARE – PRODUCTS – 0.96%
Luxottica Group SpA[1]	17,798	409,322

		409,322

INSURANCE – 9.84%
Assicurazioni Generali SpA[1]	65,065	2,033,313
Mediolanum SpA[1]	32,659	209,866
Riunione Adriatica di Sicurta SpA[1]	94,039	1,942,985

		4,186,164

MEDIA – 4.13%
Arnoldo Mondadori Editore SpA[1]	15,246	154,784
Gruppo Editoriale L’Espresso SpA[1]	20,526	116,753
Mediaset SpA[1]	96,668	1,191,249
Seat Pagine Gialle SpA[1,2]	473,257	200,802
Telecom Italia Media SpA1,[2]	170,265	93,288

		1,756,876

OIL & GAS – 20.46%
ENI SpA[1]	294,767	8,700,461

		8,700,461

RETAIL – 0.90%
Autogrill SpA[1]	13,574	189,310
Bulgari SpA[1]	16,797	193,047

		382,357

TELECOMMUNICATIONS – 9.33%
Telecom Italia SpA[1]	1,238,116	3,882,877
Tiscali SpA[1,2]	27,951	84,134

		3,967,011

TOTAL COMMON STOCKS (Cost: $32,565,175)		40,266,397

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
PREFERRED STOCKS – 5.11%

BANKS – 0.81%
Banca Intesa SpA RNC[1]	77,022	$341,959

		341,959

TELECOMMUNICATIONS – 4.30%
Telecom Italia SpA RNC[1]	698,523	1,829,837

		1,829,837

TOTAL PREFERRED STOCKS (Cost: $1,506,182)		2,171,796

SHORT-TERM INVESTMENTS – 44.43%

CERTIFICATES OF DEPOSIT[3] – 5.05%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$122,422	122,422
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	53,050	53,046
Credit Suisse First Boston
3.53%, 05/09/06	81,615	81,615
Danske Bank
3.50%, 10/17/05	81,615	81,612
Dexia Credit Local
3.61%, 08/30/06	40,807	40,799
First Tennessee Bank
3.52%, 09/15/05	138,745	138,745
Fortis Bank NY
3.83% - 3.84%, 01/25/06	122,422	122,423
HBOS Treasury Services PLC
3.39%, 12/14/05	48,969	48,969
HSBC Bank USA N.A.
3.72%, 08/03/06	40,807	40,821
Royal Bank of Scotland
3.61%, 06/27/06	40,807	40,802
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	126,503	126,480
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	289,733	289,739

Security	Principal	Value
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	$65,292	$65,291
US Bank N.A.
3.54%, 09/19/05	204,037	204,037
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	367,267	367,266
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	322,379	322,378

		2,146,445

COMMERCIAL PAPER[3] – 10.17%
Alpine Securitization Corp.
3.52%, 09/09/05	163,230	163,102
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	172,207	171,289
Aspen Funding Corp.
3.49%, 09/01/05	81,615	81,615
Barton Capital Corp.
3.51%, 09/07/05	92,555	92,501
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	134,665	134,499
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	41,541	41,136
Cantabric Finance LLC
3.73%, 10/31/05	31,378	31,183
Charta LLC
3.54%, 09/20/05	57,130	57,024
Chesham Finance LLC
3.54%, 09/15/05	24,484	24,451
Dorada Finance Inc.
3.76%, 01/26/06	8,161	8,036
Edison Asset Securitization LLC
3.12%, 09/06/05	61,211	61,185
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	105,246	105,158

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2005

Security	Principal	Value
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	$371,321	$369,626
Gemini Securitization Corp.
3.49%, 09/06/05	130,935	130,871
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	265,248	264,735
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	61,211	61,108
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	126,503	125,149
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	93,857	93,857
HSBC PLC
3.88%, 02/03/06	24,484	24,075
Jupiter Securitization Corp.
3.51%, 09/21/05	46,265	46,175
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	85,688	85,688
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	112,500	112,333
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	199,956	199,695
New Center Asset Trust
3.60%, 09/01/05	285,652	285,652
Park Avenue Receivables Corp.
3.50%, 09/19/05	46,034	45,953
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	110,509	110,340
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	81,615	80,117
Scaldis Capital LLC
3.52%, 09/07/05	163,230	163,134
Sedna Finance Inc.
3.92%, 02/21/06	20,404	20,019

Security	Shares or Principal	Value
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	$239,948	$239,885
Sydney Capital Corp.
3.49%, 09/01/05	50,422	50,422
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	171,391	171,071
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	174,873	174,813
Thunder Bay Funding Inc.
3.50%, 09/01/05	13,642	13,642
Tulip Funding Corp.
3.49%, 09/01/05	301,135	301,135
Windmill Funding Corp.
3.52%, 09/09/05	37,543	37,513
World Savings Bank
3.51%, 09/09/05	28,565	28,565
Yorktown Capital LLC
3.53%, 09/19/05	118,342	118,133

		4,324,885

MEDIUM-TERM NOTES3 – 0.17%
Dorada Finance Inc.
3.93%, 07/07/06[4]	25,301	25,298
K2 USA LLC
3.94%, 07/07/06[4]	48,969	48,967

		74,265

MONEY MARKET FUNDS – 0.86%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	326,459	326,459
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[5,6]	3,927	3,927
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	8,648	8,648

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	28,611	$28,611

		367,645

REPURCHASE AGREEMENTS[3] – 8.58%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,958,953 and an effective yield of 3.60%.[7]	$1,958,757	1,958,757
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,510,026 and an effective yield of 3.60%.[7]	1,509,875	1,509,875
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $177,938 and an effective yield of 3.60%.[7]	177,920	177,920

		3,646,552

TIME DEPOSITS[3] – 1.79%
Abbey National Treasury Services PLC
3.50%, 09/01/05	163,230	163,230
Chase Bank USA N.A.
3.58%, 09/01/05	448,882	448,882
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	107,746	107,746
Natexis Banques Populaires
3.51%, 09/20/05[8]	40,807	40,807

		760,665

VARIABLE & FLOATING RATE NOTES[3] – 17.81%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	151,804	151,805
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	220,360	220,361

Security	Principal	Value
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	$134,665	$134,665
American Express Credit Corp.
3.65%, 10/26/05	163,230	163,242
ASIF Global Financing XXII
3.99%, 05/30/06[4]	81,615	81,717
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	53,050	53,050
Bank of America N.A.
3.56%, 08/10/06	408,074	408,074
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	419,500	419,495
BMW US Capital LLC
3.54%, 07/14/06[4]	81,615	81,615
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	277,491	277,479
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	219,544	219,535
Commodore CDO Ltd.
3.47%, 12/12/05[4]	20,404	20,404
Credit Suisse First Boston
3.57%, 07/19/06	204,037	204,037
DEPFA Bank PLC
3.42%, 03/15/06	81,615	81,615
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	129,768	129,774
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	81,615	81,615
Fifth Third Bancorp
3.58%, 04/21/06[4]	163,230	163,230
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	57,130	57,132
General Electric Capital Corp.
3.66%, 07/07/06	36,727	36,760

SCHEDULES OF INVESTMENTS	59

.Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2005

Security	Principal	Value
Hartford Life Global Funding Trust
3.56%, 08/15/06	$81,615	$81,615
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	244,845	244,845
HSBC Bank USA N.A.
3.70%, 05/04/06	28,565	28,581
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	318,298	318,300
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	318,298	318,333
Lothian Mortgages PLC
3.63%, 01/24/06	81,615	81,615
Marshall & Ilsley Bank
3.71%, 02/20/06	81,615	81,661
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	163,230	163,301
National City Bank (Ohio)
3.50%, 01/06/06	40,807	40,803
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	301,975	302,004
Nordea Bank AB
3.55%, 08/11/06[4]	142,826	142,826
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	261,168	261,172
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	314,217	314,217
Principal Life Income Funding Trusts
3.74%, 05/10/06	61,211	61,213
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	272,390	272,328
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	44,888	44,884
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	466,021	466,024
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	81,615	81,615
Strips III LLC
3.69%, 07/24/06[4,8]	23,974	23,974
SunTrust Bank
3.63%, 04/28/06	122,422	122,422
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	198,324	198,312
Toyota Motor Credit Corp.
3.57%, 04/10/06	36,727	36,726
Unicredito Italiano SpA
3.34%, 06/14/06	106,099	106,070
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	196,475	196,475
Wells Fargo & Co.
3.56%, 09/15/06[4]	40,807	40,811
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	326,459	326,447
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	172,207	172,203
Winston Funding Ltd.
3.71%, 10/23/05[4]	58,273	58,273

		7,572,655

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,893,112)		18,893,112

TOTAL INVESTMENTS IN SECURITIES – 144.22% (Cost: $52,964,469)		61,331,305

Other Assets, Less Liabilities – (44.22)%		(18,805,263)

NET ASSETS – 100.00%		$42,526,042

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2005

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.54%

BANKS – 11.89%
ABN AMRO Holding NV	318,250	$7,608,811

		7,608,811

BEVERAGES – 3.37%
Heineken NV1	66,850	2,153,223

		2,153,223

CHEMICALS – 6.21%
Akzo Nobel NV	61,707	2,519,560
DSM NV1	18,827	1,454,095

		3,973,655

COMMERCIAL SERVICES – 3.17%
IHC Caland NV	13,600	1,085,515
Randstad Holdings NV	10,653	403,529
Vedior NV	37,185	536,893

		2,025,937

COMPUTERS – 0.48%
Getronics NV	26,599	308,482

		308,482

DISTRIBUTION & WHOLESALE – 0.99%
Buhrmann NV	25,996	315,556
Hagemeyer NV1,[2]	116,647	317,043

		632,599

ELECTRONICS – 9.69%
Koninklijke Philips Electronics NV	236,175	6,198,413

		6,198,413

FOOD – 17.51%
Koninklijke Ahold NV2	327,630	2,901,138
Koninklijke Numico NV CVA[1,2]	31,222	1,290,569
Unilever NV CVA	101,974	7,010,571

		11,202,278

INSURANCE – 20.51%
AEGON NV1	223,590	3,126,547
ING Groep NV1	345,312	9,997,013

		13,123,560

MEDIA – 8.43%
Reed Elsevier NV1	174,468	2,428,926
VNU NV1	58,089	1,778,875
Wolters Kluwer NV CVA	63,382	1,184,845

		5,392,646
Security	Shares or Principal	Value
OFFICE & BUSINESS EQUIPMENT – 0.89%
Oce NV1	37,944	$569,785

		569,785

REAL ESTATE INVESTMENT TRUSTS – 4.97%
Corio NV	17,688	1,023,724
Rodamco Europe NV	14,807	1,256,517
Wereldhave NV	8,576	900,203

		3,180,444

SEMICONDUCTORS – 2.66%
ASML Holding NV2	101,840	1,700,867

		1,700,867

TELECOMMUNICATIONS – 5.04%
Koninklijke KPN NV	342,638	3,227,873

		3,227,873
TRANSPORTATION – 3.73%
TPG NV	93,197	2,384,061

		2,384,061

TOTAL COMMON STOCKS (Cost: $62,403,846)		63,682,634

SHORT-TERM INVESTMENTS – 15.87%

CERTIFICATES OF DEPOSIT[3] – 1.80%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$65,784	65,784
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	28,506	28,505
Credit Suisse First Boston
3.53%, 05/09/06	43,856	43,856
Danske Bank
3.50%, 10/17/05	43,856	43,854
Dexia Credit Local
3.61%, 08/30/06	21,928	21,924
First Tennessee Bank
3.52%, 09/15/05	74,555	74,555
Fortis Bank NY
3.83% - 3.84%, 01/25/06	65,784	65,784
HBOS Treasury Services PLC
3.39%, 12/14/05	26,314	26,314

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2005

Security	Principal	Value
HSBC Bank USA N.A.
3.72%, 08/03/06	$21,928	$21,935
Royal Bank of Scotland
3.61%, 06/27/06	21,928	21,925
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	67,977	67,964
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	155,688	155,692
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	35,085	35,085
US Bank N.A.
3.54%, 09/19/05	109,640	109,640
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	197,352	197,352
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	173,231	173,231

		1,153,400

COMMERCIAL PAPER[3] – 3.63%
Alpine Securitization Corp.
3.52%, 09/09/05	87,712	87,643
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	92,536	92,042
Aspen Funding Corp.
3.49%, 09/01/05	43,856	43,856
Barton Capital Corp.
3.51%, 09/07/05	49,735	49,706
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	72,362	72,273
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	22,322	22,105
Cantabric Finance LLC
3.73%, 10/31/05	16,861	16,756
Charta LLC
3.54%, 09/20/05	30,699	30,642
Chesham Finance LLC
3.54%, 09/15/05	13,157	13,139
Dorada Finance Inc.
3.76%, 01/26/06	4,386	4,318
Edison Asset Securitization LLC
3.12%, 09/06/05	32,892	32,878
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	56,554	56,506
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	199,530	198,620
Gemini Securitization Corp.
3.49%, 09/06/05	70,358	70,324
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	142,532	142,256
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	32,892	32,837
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	67,977	67,249
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	50,434	50,434
HSBC PLC
3.88%, 02/03/06	13,157	12,937
Jupiter Securitization Corp.
3.51%, 09/21/05	24,861	24,812
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	46,045	46,045
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	60,452	60,362
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	107,447	107,306
New Center Asset Trust
3.60%, 09/01/05	153,496	153,496
Park Avenue Receivables Corp.
3.50%, 09/19/05	24,736	24,693

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	$59,382	$59,291
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	43,856	43,051
Scaldis Capital LLC
3.52%, 09/07/05	87,712	87,660
Sedna Finance Inc.
3.92%, 02/21/06	10,964	10,757
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	128,936	128,902
Sydney Capital Corp.
3.49%, 09/01/05	27,094	27,094
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	92,097	91,925
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	93,968	93,936
Thunder Bay Funding Inc.
3.50%, 09/01/05	7,331	7,331
Tulip Funding Corp.
3.49%, 09/01/05	161,816	161,816
Windmill Funding Corp.
3.52%, 09/09/05	20,174	20,158
World Savings Bank
3.51%, 09/09/05	15,350	15,350
Yorktown Capital LLC
3.53%, 09/19/05	63,591	63,479

		2,323,985

MEDIUM-TERM NOTES[3] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06[4]	13,595	13,594
K2 USA LLC
3.94%, 07/07/06[4]	26,314	26,312

		39,906

MONEY MARKET FUNDS – 0.31%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	175,424	175,424
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[5,6]	1,620	1,620
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	4,647	4,647
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	15,374	15,374

		197,065

REPURCHASE AGREEMENTS[3] – 3.07%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,052,647 and an effective yield of 3.60%.[7]	$1,052,542	1,052,542
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $811,415 and an effective yield of 3.60%.[7]	811,334	811,334
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $95,615 and an effective yield of 3.60%.[7]	95,606	95,606

		1,959,482

TIME DEPOSITS[3] – 0.64%
Abbey National Treasury Services PLC
3.50%, 09/01/05	87,712	87,712
Chase Bank USA N.A.
3.58%, 09/01/05	241,207	241,207
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	57,897	57,897
Natexis Banques Populaires
3.51%, 09/20/05[8]	21,928	21,928

		408,744

64	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 6.36%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	$81,572	$81,572
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	118,411	118,412
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	72,362	72,362
American Express Credit Corp.
3.65%, 10/26/05	87,712	87,718
ASIF Global Financing XXII
3.99%, 05/30/06[4]	43,856	43,911
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	28,506	28,506
Bank of America N.A.
3.56%, 08/10/06	219,279	219,279
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	225,419	225,416
BMW US Capital LLC
3.54%, 07/14/06[4]	43,856	43,856
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	149,110	149,104
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	117,972	117,967
Commodore CDO Ltd.
3.47%, 12/12/05[4]	10,964	10,964
Credit Suisse First Boston
3.57%, 07/19/06	109,640	109,640
DEPFA Bank PLC
3.42%, 03/15/06	43,856	43,856
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	69,731	69,734
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	43,856	43,856
Fifth Third Bancorp
3.58%, 04/21/06[4]	87,712	87,712
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	30,699	30,699
General Electric Capital Corp.
3.66%, 07/07/06	19,735	19,753
Hartford Life Global Funding Trust
3.56%, 08/15/06	43,856	43,856
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	131,568	131,568
HSBC Bank USA N.A.
3.70%, 05/04/06	15,350	15,358
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	171,038	171,039
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	171,038	171,056
Lothian Mortgages PLC
3.63%, 01/24/06	43,856	43,856
Marshall & Ilsley Bank
3.71%, 02/20/06	43,856	43,881
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	87,712	87,750
National City Bank (Ohio)
3.50%, 01/06/06	21,928	21,926
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	162,267	162,282
Nordea Bank AB
3.55%, 08/11/06[4]	76,748	76,748
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	140,339	140,342
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	168,845	168,845
Principal Life Income Funding Trusts
3.74%, 05/10/06	32,892	32,893
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	146,369	146,335

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2005

Security	Principal	Value
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	$24,121	$24,118
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	250,417	250,419
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	43,856	43,856
Strips III LLC
3.69%, 07/24/06[4,8]	12,883	12,883
SunTrust Bank
3.63%, 04/28/06	65,784	65,784
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	106,570	106,564
Toyota Motor Credit Corp.
3.57%, 04/10/06	19,735	19,735
Unicredito Italiano SpA
3.34%, 06/14/06	57,013	56,997
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	105,576	105,576
Wells Fargo & Co.
3.56%, 09/15/06[4]	21,928	21,930
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	175,424	175,416
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	92,536	92,533
Winston Funding Ltd.
3.71%, 10/23/05[4]	31,313	31,313

		4,069,176

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,151,758)		10,151,758

TOTAL INVESTMENTS IN SECURITIES – 115.41% (Cost: $72,555,604)		73,834,392
Other Assets, Less Liabilities – (15.41)%		(9,860,382)

NET ASSETS – 100.00%		$63,974,010

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.52%
Telefonica Publicidad e Informacion SA1	39,825	$345,300

		345,300

AGRICULTURE – 3.63%
Altadis SA1	56,225	2,429,180

		2,429,180

AIRLINES – 0.36%
Iberia Lineas Aereas de Espana SA1	89,575	242,360

		242,360

BANKS – 34.78%
Banco Bilbao Vizcaya Argentaria SA	491,950	8,137,582
Banco Popular Espanol SA1	237,525	2,897,832
Banco Santander Central Hispano SA	951,025	11,579,219
Bankinter SA1	13,325	668,948

		23,283,581

BIOTECHNOLOGY – 0.36%
Zeltia SA1	35,175	241,823

		241,823

BUILDING MATERIALS – 0.13%
Uralita SA	15,750	85,035

		85,035

COMMERCIAL SERVICES – 2.82%
Abertis Infraestructuras SA1	59,113	1,547,059
Cintra Concesiones de Infraestructuras de Transporte SA2	25,925	337,969

		1,885,028

COMPUTERS – 0.85%
Indra Sistemas SA1	28,275	570,642

		570,642

ELECTRIC – 11.80%
Endesa SA1	144,300	3,247,653
Iberdrola SA1	126,750	3,251,730
Union Fenosa SA1	48,250	1,400,430

		7,899,813

ENERGY – ALTERNATE SOURCES – 0.46%
Gamesa Corporacion Tecnologica SA1	20,700	309,313

		309,313

ENGINEERING & CONSTRUCTION – 6.08%
Acciona SA1	5,850	652,193
Actividades de Construcciones y Servicios SA1	60,700	1,817,027
Fomento de Construcciones y Contratas SA	13,425	769,400
Grupo Ferrovial SA1	10,800	832,805

		4,071,425

FOOD – 0.96%
Ebro Puleva SA1	26,082	453,247
Viscofan SA	19,375	191,103

		644,350

FOREST PRODUCTS & PAPER – 0.37%
Grupo Empresarial ENCE SA	8,925	247,957

		247,957

GAS – 2.13%
Gas Natural SDG SA1	48,200	1,427,433

		1,427,433

INSURANCE – 1.12%
Corporacion Mapfre SA1	45,725	751,298

		751,298

IRON & STEEL – 1.06%
Acerinox SA	48,700	710,938

		710,938

LODGING – 0.57%
NH Hoteles SA1	25,575	385,304

		385,304

MEDIA – 1.36%
Antena 3 de Television SA1	11,600	228,260
Promotora de Informaciones SA	25,425	468,096
Sogecable SA1,2	6,172	215,043

		911,399

OIL & GAS – 4.99%
Repsol YPF SA1	113,275	3,340,684

		3,340,684

PHARMACEUTICALS – 0.76%
FAES FARMA SA1	26,275	507,658

		507,658

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
REAL ESTATE – 2.54%
Inmobiliaria Colonial	5,500	$313,520
Metrovacesa SA1	9,410	634,773
Sacyr Vallehermoso SA1	29,392	751,150

		1,699,443

RETAIL – 2.00%
Industria de Diseno Textil SA1	49,325	1,340,638

		1,340,638

TELECOMMUNICATIONS – 19.34%
Telefonica SA1	786,656	12,944,734

		12,944,734

WATER – 0.94%
Sociedad General de Aguas de Barcelona SA Class B1	27,550	626,824

		626,824

TOTAL COMMON STOCKS (Cost: $52,816,377)		66,902,160

SHORT-TERM INVESTMENTS – 19.32%

CERTIFICATES OF DEPOSIT[3] – 2.19%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$83,778	83,778
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	36,304	36,302
Credit Suisse First Boston
3.53%, 05/09/06	55,852	55,852
Danske Bank
3.50%, 10/17/05	55,852	55,850
Dexia Credit Local
3.61%, 08/30/06	27,926	27,921
First Tennessee Bank
3.52%, 09/15/05	94,949	94,949
Fortis Bank NY
3.83% - 3.84%, 01/25/06	83,778	83,779
HBOS Treasury Services PLC
3.39%, 12/14/05	33,511	33,511
HSBC Bank USA N.A.
3.72%, 08/03/06	27,926	27,935

Security	Principal	Value
Royal Bank of Scotland
3.61%, 06/27/06	$27,926	$27,923
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	86,571	86,555
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	198,275	198,280
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	44,682	44,681
US Bank N.A.
3.54%, 09/19/05	139,631	139,631
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	251,335	251,335
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	220,616	220,616

		1,468,898

COMMERCIAL PAPER[3] – 4.42%
Alpine Securitization Corp.
3.52%, 09/09/05	111,704	111,617
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	117,848	117,220
Aspen Funding Corp.
3.49%, 09/01/05	55,852	55,852
Barton Capital Corp.
3.51%, 09/07/05	63,339	63,302
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	92,156	92,043
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	28,428	28,152
Cantabric Finance LLC
3.73%, 10/31/05	21,474	21,340
Charta LLC
3.54%, 09/20/05	39,097	39,024
Chesham Finance LLC
3.54%, 09/15/05	16,756	16,733

68	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2005

Security	Principal	Value
Dorada Finance Inc.
3.76%, 01/26/06	$5,585	$5,499
Edison Asset Securitization LLC
3.12%, 09/06/05	41,889	41,871
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	72,024	71,963
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	254,110	252,951
Gemini Securitization Corp.
3.49%, 09/06/05	89,604	89,560
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	181,520	181,169
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	41,889	41,819
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	86,571	85,644
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	64,230	64,230
HSBC PLC
3.88%, 02/03/06	16,756	16,476
Jupiter Securitization Corp.
3.51%, 09/21/05	31,661	31,599
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	58,640	58,639
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	76,988	76,874
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	136,838	136,660
New Center Asset Trust
3.60%, 09/01/05	195,483	195,483
Park Avenue Receivables Corp.
3.50%, 09/19/05	31,503	31,448
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	75,626	75,510
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	55,852	54,827
Scaldis Capital LLC
3.52%, 09/07/05	111,704	111,639
Sedna Finance Inc.
3.92%, 02/21/06	13,963	13,700
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	164,206	164,162
Sydney Capital Corp.
3.49%, 09/01/05	34,506	34,506
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	117,290	117,071
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	119,672	119,631
Thunder Bay Funding Inc.
3.50%, 09/01/05	9,336	9,336
Tulip Funding Corp.
3.49%, 09/01/05	206,079	206,079
Windmill Funding Corp.
3.52%, 09/09/05	25,692	25,672
World Savings Bank
3.51%, 09/09/05	19,548	19,548
Yorktown Capital LLC
3.53%, 09/19/05	80,986	80,843

		2,959,692

MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	17,314	17,313
K2 USA LLC
3.94%, 07/07/06[4]	33,511	33,510

		50,823

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.38%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	223,409	$223,409
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%5,6	5,726	5,726
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	5,918	5,918
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	19,579	19,579

		254,632

REPURCHASE AGREEMENTS[3] – 3.73%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,340,588 and an effective yield of 3.60%.[7]	$1,340,453	1,340,453
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,033,370 and an effective yield of 3.60%.[7]	1,033,266	1,033,266
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $121,770 and an effective yield of 3.60%.[7]	121,758	121,758

		2,495,477

TIME DEPOSITS[3] – 0.78%
Abbey National Treasury Services PLC
3.50%, 09/01/05	111,704	111,704
Chase Bank USA N.A.
3.58%, 09/01/05	307,187	307,187

Security	Principal	Value
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	$73,735	$73,735
Natexis Banques Populaires
3.51%, 09/20/05[8]	27,926	27,926

		520,552

VARIABLE & FLOATING RATE NOTES[3] – 7.74%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	103,885	103,890
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	150,801	150,801
American Express Centurion Bank
3.55% - 3.63%, 6/29/06 - 07/19/06	92,156	92,156
American Express Credit Corp.
3.65%, 10/26/05	111,704	111,713
ASIF Global Financing XXII
3.99%, 05/30/06[4]	55,852	55,922
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	36,304	36,304
Bank of America N.A.
3.56%, 08/10/06	279,261	279,261
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	287,081	287,078
BMW US Capital LLC
3.54%, 07/14/06[4]	55,852	55,852
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	189,898	189,889
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	150,243	150,236
Commodore CDO Ltd.
3.47%, 12/12/05[4]	13,963	13,963
Credit Suisse First Boston
3.57%, 07/19/06	139,631	139,631
DEPFA Bank PLC
3.42%, 03/15/06	55,852	55,852

70	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2005

Security	Principal	Value
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	$88,805	$88,810
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	55,852	55,852
Fifth Third Bancorp
3.58%, 04/21/06[4]	111,704	111,704
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	39,097	39,098
General Electric Capital Corp.
3.66%, 07/07/06	25,134	25,156
Hartford Life Global Funding Trust
3.56%, 08/15/06	55,852	55,852
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	167,557	167,556
HSBC Bank USA N.A.
3.70%, 05/04/06	19,548	19,559
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	217,824	217,825
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	217,824	217,847
Lothian Mortgages PLC
3.63%, 01/24/06	55,852	55,852
Marshall & Ilsley Bank
3.71%, 02/20/06	55,852	55,884
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	111,704	111,753
National City Bank (Ohio)
3.50%, 01/06/06	27,926	27,923
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	206,653	206,673
Nordea Bank AB
3.55%, 08/11/06[4]	97,741	97,741
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	178,727	178,730
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	215,031	215,031
Principal Life Income Funding Trusts
3.74%, 05/10/06	41,889	41,891
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	186,407	186,364
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	30,719	30,716
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	318,916	318,918
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	55,852	55,852
Strips III LLC
3.69%, 07/24/06[4,8]	16,407	16,407
SunTrust Bank
3.63%, 04/28/06	83,778	83,778
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	135,721	135,713
Toyota Motor Credit Corp.
3.57%, 04/10/06	25,134	25,133
Unicredito Italiano SpA
3.34%, 06/14/06	72,608	72,588
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	134,456	134,456
Wells Fargo & Co.
3.56%, 09/15/06[4]	27,926	27,929
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	223,409	223,399
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	117,848	117,845

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2005

Security	Principal	Value
Winston Funding Ltd.
3.71%, 10/23/05[4]	$39,879	$39,878

		5,182,261

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,932,335)		12,932,335

TOTAL INVESTMENTS IN SECURITIES – 119.25% (Cost: $65,748,712)		79,834,495
Other Assets, Less Liabilities – (19.25)%		(12,889,437)

NET ASSETS – 100.00%		$66,945,058

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

72	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.97%

AGRICULTURE – 1.83%
Swedish Match AB	89,110	$1,126,497

		1,126,497

AIRLINES – 0.32%
SAS AB1,2	20,748	200,132

		200,132

AUTO MANUFACTURERS – 7.39%
Scania AB Class B	26,068	938,852
Volvo AB Class A2	26,030	1,072,879
Volvo AB Class B2	59,356	2,532,456

		4,544,187

BANKS – 17.66%
Nordea AB2	576,460	5,560,439
Skandinaviska Enskilda Banken AB Class A2	130,492	2,362,756
Svenska Handelsbanken AB Class A2	135,394	2,941,817

		10,865,012

COMMERCIAL SERVICES – 2.11%
Securitas AB Class B2	80,598	1,300,147

		1,300,147

COMPUTERS – 0.38%
WM-Data AB Class B2	85,120	236,508

		236,508

COSMETICS & PERSONAL CARE – 0.33%
Oriflame Cosmetics SA SDR	8,398	201,823

		201,823

DIVERSIFIED FINANCIAL SERVICES – 0.68%
D Carnegie AB	12,426	144,404
OM AB1,2	21,470	275,657

		420,061

ENGINEERING & CONSTRUCTION – 2.11%
Skanska AB Class B2	100,624	1,295,241

		1,295,241
FOOD – 0.33%
Axfood AB	8,018	200,610

		200,610

FOREST PRODUCTS & PAPER – 4.03%
Billerud AB2	14,820	183,446
Holmen AB Class B2	14,250	425,026
Svenska Cellulosa AB Class B2	52,744	1,868,347

		2,476,819

HAND & MACHINE TOOLS – 3.96%
Sandvik AB2	55,290	2,435,426

		2,435,426

HEALTH CARE – PRODUCTS – 3.35%
Elekta AB Class B1,2	7,866	353,216
Gambro AB Class A2	48,374	684,783
Gambro AB Class B2	26,296	372,246
Getinge AB Class B2	47,044	650,468

		2,060,713

HEALTH CARE – SERVICES – 0.61%
Capio AB1	20,634	374,968

		374,968

HOME FURNISHINGS – 2.82%
Electrolux AB Series B2	77,444	1,733,680

		1,733,680

INSURANCE – 2.46%
Skandia Forsakrings AB2	278,388	1,514,024

		1,514,024

IRON & STEEL – 0.90%
Svenskt Stal AB Class A2	13,908	380,943
Svenskt Stal AB Class B	6,764	174,134

		555,077

MACHINERY – 3.97%
Atlas Copco AB Class A2	91,390	1,570,513
Atlas Copco AB Class B2	57,000	870,693

		2,441,206

MANUFACTURING – 1.26%
Alfa Laval AB2	24,852	425,439
Trelleborg AB Class B2	20,862	350,266

		775,705

MEDIA – 1.58%
Eniro ABS[2]	43,206	483,610
Modern Times Group AB Class B1	13,756	490,901

		974,511

METAL FABRICATE & HARDWARE – 4.06%
Assa Abloy AB Class B2	80,674	1,078,281

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Hoganas AB Class B2	7,144	$179,683
SKF AB2	102,106	1,240,366

		2,498,330

OIL & GAS – 0.90%
Lundin Petroleum AB1	44,878	551,080

		551,080

REAL ESTATE – 1.41%
Castellum AB	10,868	381,399
Fabege AB2	21,166	372,094
Wihlborgs Fastigheter AB1,2	4,683	114,393

		867,886

RETAIL – 7.19%
Hennes & Mauritz AB Class B2	127,642	4,420,604

		4,420,604

SOFTWARE – 0.24%
Telelogic AB1	62,814	145,580

		145,580

TELECOMMUNICATIONS – 28.09%
Tele2 AB Class B2	85,044	923,911
Telefonaktiebolaget LM Ericsson Class B2	4,008,544	13,829,937
TeliaSonera AB2	508,060	2,522,253

		17,276,101

TOTAL COMMON STOCKS (Cost: $49,257,043)		61,491,928

SHORT-TERM INVESTMENTS – 32.49%

CERTIFICATES OF DEPOSIT[3] – 3.69%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$129,480	129,480
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	56,108	56,103
Credit Suisse First Boston
3.53%, 05/09/06	86,320	86,320
Danske Bank
3.50%, 10/17/05	86,320	86,317
Dexia Credit Local
3.61%, 08/30/06	43,160	43,152

Security	Principal	Value
First Tennessee Bank
3.52%, 09/15/05	$146,744	$146,744
Fortis Bank NY
3.83% - 3.84%, 01/25/06	129,480	129,481
HBOS Treasury Services PLC
3.39%, 12/14/05	51,792	51,792
HSBC Bank USA N.A.
3.72%, 08/03/06	43,160	43,174
Royal Bank of Scotland
3.61%, 06/27/06	43,160	43,155
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	133,796	133,773
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	306,437	306,443
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	69,056	69,056
US Bank N.A.
3.54%, 09/19/05	215,801	215,801
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	388,441	388,441
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	340,965	340,964

		2,270,196

COMMERCIAL PAPER[3] – 7.43%
Alpine Securitization Corp.
3.52%, 09/09/05	172,640	172,505
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	182,136	181,164
Aspen Funding Corp.
3.49%, 09/01/05	86,320	86,320
Barton Capital Corp.
3.51%, 09/07/05	97,891	97,834
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	142,428	142,253

74	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2005

Security	Principal	Value
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	$43,936	$43,508
Cantabric Finance LLC
3.73%, 10/31/05	33,188	32,981
Charta LLC
3.54%, 09/20/05	60,424	60,311
Chesham Finance LLC
3.54%, 09/15/05	25,896	25,860
Dorada Finance Inc.
3.76%, 01/26/06	8,632	8,499
Edison Asset Securitization LLC
3.12%, 09/06/05	64,740	64,712
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	111,314	111,220
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	392,729	390,938
Gemini Securitization Corp.
3.49%, 09/06/05	138,484	138,416
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	280,541	279,998
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	64,740	64,632
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	133,796	132,364
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	99,268	99,268
HSBC PLC
3.88%, 02/03/06	25,896	25,463
Jupiter Securitization Corp.
3.51%, 09/21/05	48,932	48,837
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	90,628	90,628
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	118,986	118,809
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	211,485	211,208
New Center Asset Trust
3.60%, 09/01/05	302,121	302,121
Park Avenue Receivables Corp.
3.50%, 09/19/05	48,688	48,603
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	116,880	116,701
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	86,320	84,736
Scaldis Capital LLC
3.52%, 09/07/05	172,640	172,539
Sedna Finance Inc.
3.92%, 02/21/06	21,580	21,174
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	253,782	253,715
Sydney Capital Corp.
3.49%, 09/01/05	53,329	53,329
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	181,273	180,934
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	184,955	184,891
Thunder Bay Funding Inc.
3.50%, 09/01/05	14,428	14,428
Tulip Funding Corp.
3.49%, 09/01/05	318,497	318,497
Windmill Funding Corp.
3.52%, 09/09/05	39,707	39,676
World Savings Bank
3.51%, 09/09/05	30,212	30,212
Yorktown Capital LLC
3.53%, 09/19/05	125,164	124,943

		4,574,227

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.13%
Dorada Finance Inc.
3.93%, 07/07/06[4]	$26,759	$26,757

K2 USA LLC
3.94%, 07/07/06[4]	51,792	51,790

		78,547

MONEY MARKET FUNDS – 0.64%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	345,281	345,281
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[5,6]	7,174	7,174
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	9,146	9,146
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	30,260	30,260

		391,861

REPURCHASE AGREEMENTS[3] – 6.27%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $2,071,893 and an effective yield of 3.60%.[7]	$2,071,685	2,071,685
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,597,084 and an effective yield of 3.60%.[7]	1,596,924	1,596,924
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $188,197 and an effective yield of 3.60%.[7]	188,178	188,178

		3,856,787

Security	Principal	Value
TIME DEPOSITS[3] – 1.31%
Abbey National Treasury Services PLC
3.50%, 09/01/05	$172,640	$172,640
Chase Bank USA N.A.
3.58%, 09/01/05	474,761	474,761
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	113,958	113,958
Natexis Banques Populaires
3.51%, 09/20/05[8]	43,160	43,160

		804,519
VARIABLE & FLOATING RATE NOTES[3] – 13.02%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	160,556	160,571
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	233,065	233,065
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	142,428	142,428
American Express Credit Corp.
3.65%, 10/26/05	172,640	172,653
ASIF Global Financing XXII
3.99%, 05/30/06[4]	86,320	86,428
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	56,108	56,108
Bank of America N.A.
3.56%, 08/10/06	431,601	431,601
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	443,686	443,680
BMW US Capital LLC
3.54%, 07/14/06[4]	86,320	86,320
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	293,489	293,477
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	232,201	232,191
Commodore CDO Ltd.
3.47%, 12/12/05[4]	21,580	21,580

76	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2005

Security	Principal	Value
Credit Suisse First Boston
3.57%, 07/19/06	$215,801	$215,801
DEPFA Bank PLC
3.42%, 03/15/06	86,320	86,320
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	137,249	137,256
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	86,320	86,320
Fifth Third Bancorp
3.58%, 04/21/06[4]	172,640	172,640
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	60,424	60,426
General Electric Capital Corp.
3.66%, 07/07/06	38,844	38,879
Hartford Life Global Funding Trust
3.56%, 08/15/06	86,320	86,320
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	258,961	258,960
HSBC Bank USA N.A.
3.70%, 05/04/06	30,212	30,229
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	336,649	336,652
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	336,649	336,685
Lothian Mortgages PLC
3.63%, 01/24/06	86,320	86,320
Marshall & Ilsley Bank
3.71%, 02/20/06	86,320	86,369
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	172,640	172,716
National City Bank (Ohio)
3.50%, 01/06/06	43,160	43,156
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	319,385	319,416
Nordea Bank AB
3.55%, 08/11/06[4]	151,060	151,060
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	276,225	276,229
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	332,333	332,332
Principal Life Income Funding Trusts
3.74%, 05/10/06	64,740	64,743
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	288,094	288,028
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	47,476	47,472
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	492,889	492,892
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	86,320	86,320
Strips III LLC
3.69%, 07/24/06[4,8]	25,357	25,357
SunTrust Bank
3.63%, 04/28/06	129,480	129,480
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	209,758	209,744
Toyota Motor Credit Corp.
3.57%, 04/10/06	38,844	38,844
Unicredito Italiano SpA
3.34%, 06/14/06	112,216	112,185
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	207,803	207,802
Wells Fargo & Co.
3.56%, 09/15/06[4]	43,160	43,164
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	345,281	345,267
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	182,136	182,131

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2005

Security	Principal	Value
Winston Funding Ltd.
3.71%, 10/23/05[4]	$61,633	$61,633

		8,009,250

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,985,387)		19,985,387

TOTAL INVESTMENTS IN SECURITIES – 132.46% (Cost: $69,242,430)		81,477,315
Other Assets, Less Liabilities – (32.46)%		(19,964,809)

NET ASSETS – 100.00%		$61,512,506

SDR - Swedish Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

78	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.71%

BANKS – 17.13%
Banque Cantonale Vaudoise	1,512	$408,202
Credit Suisse Group	90,720	3,918,020
Julius Baer Holding AG	13,414	872,984
UBS AG Registered	95,669	7,799,785
Vontobel Holding AG Registered	21,900	590,810

		13,589,801

BUILDING MATERIALS – 3.83%
Geberit AG Registered	296	216,981
Holcim Ltd. Registered	43,689	2,818,981

		3,035,962

CHEMICALS – 7.80%
Ciba Specialty Chemicals AG Registered	19,948	1,210,243
Clariant AG Registered[1]	21,672	309,120
Givaudan SA Registered[2]	3,279	2,090,983
Lonza Group AG Registered	5,618	319,415
Syngenta AG1	21,297	2,257,555

		6,187,316

COMMERCIAL SERVICES – 1.90%
Adecco SA Registered	15,389	730,655
Societe Generale de Surveillance Holding SA	1,008	780,961

		1,511,616

COMPUTERS – 0.49%
Logitech International SA1	10,516	388,568

		388,568

ENGINEERING & CONSTRUCTION – 2.04%
ABB Ltd.[1]	225,720	1,621,446

		1,621,446

FOOD – 12.76%
Nestle SA Registered	36,180	10,119,878

		10,119,878

HAND & MACHINE TOOLS – 1.34%
Schindler Holding AG Participation Certificates	1,872	746,747
Schindler Holding AG Registered	792	316,561

		1,063,308

HEALTH CARE – PRODUCTS – 5.28%
Nobel Biocare Holding AG	5,306	1,155,265
Phonak Holding AG Registered	9,072	346,026
Straumann Holding AG Registered	1,927	439,086
Synthes Inc.	18,720	2,246,192

		4,186,569

INSURANCE – 8.34%
Swiss Reinsurance Co.	48,160	3,092,159
Zurich Financial Services AG1	20,006	3,524,439

		6,616,598

LEISURE TIME – 0.02%
Kuoni Reisen Holding AG Registered[1]	37	14,282

		14,282

MACHINERY – 0.43%
Rieter Holding AG	521	155,250
SIG Holding AG	731	183,556

		338,806

MANUFACTURING – 0.39%
Sulzer AG Registered	648	306,634

		306,634

PHARMACEUTICALS – 27.84%
Novartis AG	242,666	11,724,020
Roche Holding AG Genusschein	65,145	8,965,882
Serono SA	2,116	1,397,271

		22,087,173

REAL ESTATE – 0.83%
PSP Swiss Property AG1	14,616	655,626

		655,626

RETAIL – 6.31%
Compagnie Financiere Richemont AG Class A	72,000	2,720,489
Swatch Group (The) AG Class B2	7,821	1,081,373
Swatch Group (The) AG Registered	24,749	703,069
Valora Holding AG Registered[1]	2,715	503,757

		5,008,688

SEMICONDUCTORS – 0.36%
Micronas Semiconductor Holding AG1	1,995	83,941
Unaxis Holding AG Class R1,2	1,404	199,703

		283,644

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 2.62%
Kudelski SA Bearer[1,2]	2,988	$120,617
Swisscom AG Registered	5,844	1,959,687

		2,080,304

TOTAL COMMON STOCKS (Cost: $68,166,061)		79,096,219

SHORT-TERM INVESTMENTS – 1.59%

CERTIFICATES OF DEPOSIT[3] – 0.17%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$7,911	7,911
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	3,428	3,427
Credit Suisse First Boston
3.53%, 05/09/06	5,274	5,274
Danske Bank
3.50%, 10/17/05	5,274	5,274
Dexia Credit Local
3.61%, 08/30/06	2,637	2,636
First Tennessee Bank
3.52%, 09/15/05	8,966	8,966
Fortis Bank NY
3.83% - 3.84%, 01/25/06	7,911	7,911
HBOS Treasury Services PLC
3.39%, 12/14/05	3,164	3,164
HSBC Bank USA N.A.
3.72%, 08/03/06	2,637	2,638
Royal Bank of Scotland
3.61%, 06/27/06	2,637	2,637
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	8,175	8,173
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	18,723	18,723
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	4,219	4,220

Security	Principal	Value
US Bank N.A.
3.54%, 09/19/05	$13,185	$13,185
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	23,733	23,733
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	20,832	20,832

		138,704

COMMERCIAL PAPER[3] – 0.35%
Alpine Securitization Corp.
3.52%, 09/09/05	10,548	10,540
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	11,128	11,069
Aspen Funding Corp.
3.49%, 09/01/05	5,274	5,274
Barton Capital Corp.
3.51%, 09/07/05	5,981	5,977
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	8,702	8,691
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	2,684	2,658
Cantabric Finance LLC
3.73%, 10/31/05	2,028	2,015
Charta LLC
3.54%, 09/20/05	3,692	3,685
Chesham Finance LLC
3.54%, 09/15/05	1,582	1,580
Dorada Finance Inc.
3.76%, 01/26/06	527	519
Edison Asset Securitization LLC
3.12%, 09/06/05	3,955	3,954
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	6,801	6,796
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	23,995	23,886

80	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2005

Security	Principal	Value
Gemini Securitization Corp.
3.49%, 09/06/05	$8,461	$8,457
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	17,140	17,107
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	3,955	3,949
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	8,175	8,087
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	6,065	6,065
HSBC PLC
3.88%, 02/03/06	1,582	1,556
Jupiter Securitization Corp.
3.51%, 09/21/05	2,990	2,984
Leafs LLC
3.61%, 01/20/06 - 02/21/06[4]	5,537	5,537
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	7,270	7,259
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	12,921	12,905
New Center Asset Trust
3.60%, 09/01/05	18,459	18,459
Park Avenue Receivables Corp.
3.50%, 09/19/05	2,975	2,970
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	7,141	7,130
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	5,274	5,177
Scaldis Capital LLC
3.52%, 09/07/05	10,548	10,542
Sedna Finance Inc.
3.92%, 02/21/06	1,318	1,294

Security	Shares or Principal	Value
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	$15,506	$15,501
Sydney Capital Corp.
3.49%, 09/01/05	3,258	3,258
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	11,075	11,055
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	11,300	11,296
Thunder Bay Funding Inc.
3.50%, 09/01/05	882	882
Tulip Funding Corp.
3.49%, 09/01/05	19,460	19,460
Windmill Funding Corp.
3.52%, 09/09/05	2,426	2,424
World Savings Bank
3.51%, 09/09/05	1,846	1,846
Yorktown Capital LLC
3.53%, 09/19/05	7,647	7,634

		279,478

MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06[4]	1,635	1,635
K2 USA LLC
3.94%, 07/07/06[4]	3,164	3,164

		4,799

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,6]	21,096	21,096
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[5,6]	41,664	41,664
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	559	559

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Short Term Investments Co.- Prime Money Market Portfolio, Institutional Shares 3.50%[3,6]	1,849	$1,849

		65,168

REPURCHASE AGREEMENTS[3] – 0.30%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $126,589 and an effective yield of 3.60%.[7]	$126,576	126,576
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $97,579 and an effective yield of 3.60%.[7]	97,569	97,569
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $11,498 and an effective yield of 3.60%.[7]	11,497	11,497

		235,642

TIME DEPOSITS[3] – 0.06%
Abbey National Treasury Services PLC
3.50%, 09/01/05	10,548	10,548
Chase Bank USA N.A.
3.58%, 09/01/05	29,007	29,007
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	6,963	6,963
Natexis Banques Populaires
3.51%, 09/20/05[8]	2,637	2,637

		49,155

VARIABLE & FLOATING RATE NOTES[3] – 0.62%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[4]	9,810	9,810
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	14,240	14,239

Security	Principal	Value
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	$8,702	$8,702
American Express Credit Corp.
3.65%, 10/26/05	10,548	10,549
ASIF Global Financing XXII
3.99%, 05/30/06[4]	5,274	5,281
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	3,428	3,428
Bank of America N.A.
3.56%, 08/10/06	26,370	26,370
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[4]	27,108	27,107
BMW US Capital LLC
3.54%, 07/14/06[4]	5,274	5,274
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	17,932	17,931
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[4]	14,187	14,185
Commodore CDO Ltd.
3.47%, 12/12/05[4]	1,318	1,318
Credit Suisse First Boston
3.57%, 07/19/06	13,185	13,185
DEPFA Bank PLC
3.42%, 03/15/06	5,274	5,274
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[4]	8,386	8,386
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	5,274	5,274
Fifth Third Bancorp
3.58%, 04/21/06[4]	10,548	10,548
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[4]	3,692	3,692
General Electric Capital Corp.
3.66%, 07/07/06	2,373	2,375

82	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2005

Security	Principal	Value
Hartford Life Global Funding Trust
3.56%, 08/15/06	$5,274	$5,274
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[4]	15,822	15,822
HSBC Bank USA N.A.
3.70%, 05/04/06	1,846	1,847
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[4]	20,569	20,569
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[4]	20,569	20,571
Lothian Mortgages PLC
3.63%, 01/24/06	5,274	5,274
Marshall & Ilsley Bank
3.71%, 02/20/06	5,274	5,277
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[4]	10,548	10,553
National City Bank (Ohio)
3.50%, 01/06/06	2,637	2,637
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[4]	19,514	19,515
Nordea Bank AB
3.55%, 08/11/06[4]	9,229	9,229
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[4]	16,877	16,877
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[4]	20,305	20,304
Principal Life Income Funding Trusts
3.74%, 05/10/06	3,955	3,956
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	17,602	17,598
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[4]	2,901	2,901
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[4]	30,114	30,117
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	5,274	5,274
Strips III LLC
3.69%, 07/24/06[4,8]	1,549	1,549
SunTrust Bank
3.63%, 04/28/06	7,911	7,911
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[4]	12,816	12,815
Toyota Motor Credit Corp.
3.57%, 04/10/06	2,373	2,373
Unicredito Italiano SpA
3.34%, 06/14/06	6,856	6,854
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	12,696	12,696
Wells Fargo & Co.
3.56%, 09/15/06[4]	2,637	2,637
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[4]	21,096	21,095
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[4]	11,128	11,129
Winston Funding Ltd.
3.71%, 10/23/05[4]	3,766	3,766

		489,348

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,262,294)		1,262,294

TOTAL INVESTMENTS IN SECURITIES – 101.30% (Cost: $69,428,355)		80,358,513
Other Assets, Less Liabilities – (1.30)%		(1,034,345)

NET ASSETS – 100.00%		$79,324,168

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2005

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

84	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.23%

ADVERTISING – 0.60%
Aegis Group PLC	218,116	$455,059
WPP Group PLC	226,920	2,338,568

		2,793,627

AEROSPACE & DEFENSE – 1.38%
BAE Systems PLC	608,840	3,583,483
Cobham PLC	219,480	546,723
Meggitt PLC	87,048	483,380
Rolls-Royce Group PLC[1]	297,972	1,808,722

		6,422,308

AGRICULTURE – 2.53%
British American Tobacco PLC	302,808	6,077,907
Gallaher Group PLC	122,140	1,856,253
Imperial Tobacco Group PLC	138,136	3,826,045

		11,760,205

AIRLINES – 0.12%
British Airways PLC[1]	108,252	539,796

		539,796

AUTO PARTS & EQUIPMENT– 0.15%
GKN PLC	135,904	702,737
TI Automotive Ltd. Class A1,2	52,283	—

		702,737

BANKS – 18.09%
Barclays PLC[3]	1,223,880	12,172,688
HBOS PLC	738,668	11,551,580
HSBC Holdings PLC	2,123,996	34,113,609
Lloyds TSB Group PLC	1,060,696	8,699,180
Royal Bank of Scotland Group PLC	602,640	17,569,665

		84,106,722

BEVERAGES – 2.61%
Diageo PLC	563,828	8,031,457
SABMiller PLC	167,276	2,943,859
Scottish & Newcastle PLC	141,360	1,167,611

		12,142,927

BUILDING MATERIALS – 0.80%
BPB PLC	92,752	1,220,282
Hanson PLC	136,028	1,415,319
Pilkington PLC	189,100	448,940
Travis Perkins PLC	22,692	639,535

		3,724,076

CHEMICALS – 0.80%
BOC Group PLC	93,124	1,753,601
Imperial Chemical Industries PLC	221,216	1,150,833
Johnson Matthey PLC	40,796	831,323

		3,735,757

COMMERCIAL SERVICES – 1.45%
Aggreko PLC	46,996	176,868
Brambles Industries PLC	133,920	796,650
Bunzl PLC	68,865	675,641
Capita Group PLC	122,636	803,415
Davis Service Group PLC	33,893	269,893
De La Rue PLC	31,920	207,823
Group 4 Securicor PLC[1]	219,852	609,927
Hays PLC	318,928	751,426
Intertek Group PLC	31,372	425,720
Rank Group PLC	120,032	613,109
Rentokil Initial PLC	335,916	978,742
Serco Group PLC	91,760	443,119

		6,752,333

COMPUTERS – 0.10%
LogicaCMG PLC	143,096	458,110

		458,110

DISTRIBUTION & WHOLESALE – 0.61%
Inchcape PLC	14,632	544,749
Wolseley PLC	112,468	2,281,711

		2,826,460

DIVERSIFIED FINANCIAL SERVICES – 1.11%
AMVESCAP PLC	141,236	932,253
Cattles PLC	62,744	328,388
Close Brothers Group PLC	23,808	340,846
ICAP PLC	95,356	544,092
London Stock Exchange PLC	49,957	509,450
Man Group PLC	54,560	1,614,220
Provident Financial PLC	46,996	541,803
Schroders PLC	23,560	369,288

		5,180,340

ELECTRIC – 2.59%
International Power PLC[1]	273,668	1,145,609

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2005

Security	Shares	Value
National Grid PLC	511,996	$4,825,256
Scottish & Southern Energy PLC	163,060	2,891,658
Scottish Power PLC	353,896	3,192,046

		12,054,569

ELECTRONICS – 0.13%
Electrocomponents PLC	79,484	374,902
Premier Farnell PLC	77,376	244,930

		619,832

ENGINEERING & CONSTRUCTION – 0.67%
AMEC PLC	60,636	392,605
BAA PLC	204,848	2,252,946
Balfour Beatty PLC	81,716	486,839

		3,132,390

ENTERTAINMENT – 0.68%
EMI Group PLC	145,948	680,518
Hilton Group PLC	305,288	1,726,843
William Hill PLC	72,912	769,768

		3,177,129

FOOD – 4.26%
Cadbury Schweppes PLC	392,832	3,864,708
J Sainsbury PLC	253,084	1,289,309
Tate & Lyle PLC	89,900	744,581
Tesco PLC	1,475,600	8,658,481
Unilever PLC	522,040	5,234,451

		19,791,530

FOOD SERVICE – 0.39%
Compass Group PLC	401,884	1,801,600

		1,801,600

GAS – 0.69%
Centrica PLC	709,404	3,186,557

		3,186,557

HEALTH CARE – PRODUCTS – 0.40%
Smith & Nephew PLC	174,964	1,674,106
SSL International PLC	35,340	181,784

		1,855,890

HOLDING COMPANIES – DIVERSIFIED – 0.16%
Tomkins PLC	143,096	723,197

		723,197

HOME BUILDERS – 0.75%
Barratt Developments PLC	44,268	562,901
Bellway PLC	22,692	355,070
Berkeley Group Holdings (The) PLC[1]	21,452	334,703
Bovis Homes Group PLC	24,552	272,234
Persimmon PLC[4]	50,716	755,718
Taylor Woodrow PLC	111,476	641,083
Wimpey (George) PLC	74,772	551,709

		3,473,418

HOME FURNISHINGS – 0.06%
MFI Furniture Group PLC	124,000	257,588

		257,588

HOUSEHOLD PRODUCTS & WARES – 0.79%
Reckitt Benckiser PLC	118,172	3,647,156

		3,647,156

INSURANCE – 2.99%
Aviva PLC	446,896	4,923,059
Britannic Group PLC	38,812	437,679
Friends Provident PLC	361,088	1,128,393
Legal & General Group PLC	1,214,952	2,430,982
Prudential PLC	448,756	4,085,995
Royal & Sun Alliance Insurance Group PLC	539,772	900,423

		13,906,531

IRON & STEEL – 0.15%
Corus Group PLC[1]	820,260	700,757

		700,757

LEISURE TIME – 0.42%
Carnival PLC	31,744	1,640,287
First Choice Holidays PLC	88,908	323,809

		1,964,096

LODGING – 0.24%
InterContinental Hotels Group PLC	84,568	1,136,185

		1,136,185

MANUFACTURING – 0.75%
BBA Group PLC	89,528	493,528
Cookson Group PLC[1]	38,480	223,369
FKI PLC	120,652	230,019
IMI PLC	68,200	540,935
Invensys PLC[1]	1,120,113	297,150

86	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2005

Security	Shares	Value
Smiths Group PLC	104,904	$1,712,226

		3,497,227

MEDIA – 2.89%
British Sky Broadcasting Group PLC	230,020	2,358,104
Daily Mail & General Trust PLC Class A	58,776	697,696
EMAP PLC	47,492	692,730
ITV PLC	763,344	1,599,443
Pearson PLC	149,668	1,798,158
Reed Elsevier PLC	242,792	2,270,703
Reuters Group PLC	267,716	1,753,866
Trinity Mirror PLC	57,660	642,967
United Business Media PLC	54,738	548,853
Yell Group	130,696	1,061,898

		13,424,418

MINING – 4.47%
Anglo American PLC	267,716	6,750,639
BHP Billiton PLC	465,496	6,898,675
Rio Tinto PLC	202,740	7,143,259

		20,792,573

OIL & GAS – 20.38%
BG Group PLC	667,244	5,994,358
BP PLC	4,008,548	45,564,510
Royal Dutch Shell PLC Class A	783,680	25,511,727
Royal Dutch Shell PLC Class B	522,536	17,677,772

		94,748,367
PACKAGING & CONTAINERS – 0.20%
Rexam PLC	102,176	924,816

		924,816

PHARMACEUTICALS – 8.90%
Alliance Unichem PLC	46,376	688,129
AstraZeneca PLC	308,388	14,032,676
GlaxoSmithKline PLC	1,106,576	26,649,210

		41,370,015

REAL ESTATE – 1.45%
British Land Co. PLC	96,596	1,535,797
Brixton PLC	52,948	355,445
Great Portland Estates PLC	28,768	189,630
Hammerson PLC	51,336	830,050
Land Securities Group PLC	87,296	2,227,918
Liberty International PLC	46,996	817,776
Slough Estates PLC	81,716	804,662

		6,761,278

RETAIL – 3.32%
Boots Group PLC	136,648	1,516,390
Dixons Group PLC	353,648	962,031
Enterprise Inns PLC	64,852	963,443
GUS PLC	190,464	3,117,287
HMV Group PLC	75,020	339,342
Kesa Electricals PLC	97,216	458,101
Kingfisher PLC	437,968	1,979,115
Marks & Spencer Group PLC	308,884	1,981,901
Mitchells & Butlers PLC	95,108	624,784
Next PLC	48,484	1,314,990
Punch Taverns PLC	48,856	676,599
Signet Group PLC	342,736	671,906
Whitbread PLC	47,368	847,252

		15,453,141

SEMICONDUCTORS – 0.12%
ARM Holdings PLC	259,284	536,286

		536,286

SOFTWARE – 0.37%
iSOFT Group PLC	43,028	353,276
Misys PLC	90,520	367,939
Sage Group PLC	237,956	977,925

		1,699,140

TELECOMMUNICATIONS – 8.72%
BT Group PLC	1,607,536	6,230,609
Cable & Wireless PLC	458,056	1,246,053
Marconi Corp. PLC[1]	39,680	201,253
Vodafone Group PLC	12,036,060	32,850,014

		40,527,929

TRANSPORTATION – 0.82%
Arriva PLC	37,200	378,354
Associated British Ports Holdings PLC	56,916	473,188
Exel PLC	55,304	999,643
FirstGroup PLC	72,664	409,059
National Express Group PLC	26,660	395,582

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Peninsular & Oriental Steam Navigation Co. (The)	144,088	$821,504
Stagecoach Group PLC	160,323	311,417

		3,788,747

VENTURE CAPITAL – 0.29%
3i Group PLC	107,632	1,357,974

		1,357,974

WATER – 0.83%
Kelda Group PLC	69,688	849,161
Severn Trent PLC	64,356	1,126,223
United Utilities PLC	161,820	1,861,209

		3,836,593

TOTAL COMMON STOCKS (Cost: $420,168,015)		461,292,327

SHORT-TERM INVESTMENTS – 0.18%

CERTIFICATES OF DEPOSIT[5] – 0.02%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$5,177	5,177
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	2,243	2,243
Credit Suisse First Boston
3.53%, 05/09/06	3,451	3,451
Danske Bank
3.50%, 10/17/05	3,451	3,451
Dexia Credit Local
3.61%, 08/30/06	1,726	1,725
First Tennessee Bank
3.52%, 09/15/05	5,867	5,867
Fortis Bank NY
3.83% - 3.84%, 01/25/06	5,177	5,177
HBOS Treasury Services PLC
3.39%, 12/14/05	2,071	2,071
HSBC Bank USA N.A.
3.72%, 08/03/06	1,726	1,726
Royal Bank of Scotland
3.61%, 06/27/06	1,726	1,725

Security	Principal	Value
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	$5,349	$5,349
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	12,252	12,252
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	2,761	2,761
US Bank N.A.
3.54%, 09/19/05	8,628	8,628
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	15,531	15,531
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	13,633	13,633

		90,767

COMMERCIAL PAPER[5] – 0.04%
Alpine Securitization Corp.
3.52%, 09/09/05	6,903	6,897
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	7,282	7,243
Aspen Funding Corp.
3.49%, 09/01/05	3,451	3,451
Barton Capital Corp.
3.51%, 09/07/05	3,914	3,912
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	5,695	5,688
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	1,757	1,740
Cantabric Finance LLC
3.73%, 10/31/05	1,327	1,319
Charta LLC
3.54%, 09/20/05	2,416	2,411
Chesham Finance LLC
3.54%, 09/15/05	1,035	1,034
Dorada Finance Inc.
3.76%, 01/26/06	345	340

88	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2005

Security	Principal	Value
Edison Asset Securitization LLC
3.12%, 09/06/05	$2,588	$2,587
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	4,451	4,446
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	15,702	15,631
Gemini Securitization Corp.
3.49%, 09/06/05	5,537	5,534
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	11,217	11,195
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	2,588	2,584
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	5,350	5,292
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	3,969	3,969
HSBC PLC
3.88%, 02/03/06	1,035	1,018
Jupiter Securitization Corp.
3.51%, 09/21/05	1,956	1,953
Leafs LLC
3.61%, 01/20/06 - 02/21/06[6]	3,624	3,623
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	4,757	4,750
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	8,456	8,445
New Center Asset Trust
3.60%, 09/01/05	12,080	12,080
Park Avenue Receivables Corp.
3.50%, 09/19/05	1,947	1,943
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	4,673	4,666

Security	Shares or Principal	Value
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	$3,451	$3,388
Scaldis Capital LLC
3.52%, 09/07/05	6,903	6,899
Sedna Finance Inc.
3.92%, 02/21/06	863	847
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	10,147	10,144
Sydney Capital Corp.
3.49%, 09/01/05	2,132	2,132
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	7,248	7,234
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	7,395	7,392
Thunder Bay Funding Inc.
3.50%, 09/01/05	577	577
Tulip Funding Corp.
3.49%, 09/01/05	12,734	12,734
Windmill Funding Corp.
3.52%, 09/09/05	1,588	1,586
World Savings Bank
3.51%, 09/09/05	1,208	1,208
Yorktown Capital LLC
3.53%, 09/19/05	5,004	4,996

		182,888

MEDIUM-TERM NOTES[5] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06[6]	1,070	1,070
K2 USA LLC
3.94%, 07/07/06[6]	2,071	2,071

		3,141

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[3,5,7]	13,805	13,805

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[3,7]	28,399	$28,399
BlackRock Temp Cash Money Market Fund 3.41%[5,7]	366	366
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[5,7]	1,210	1,210

		43,780

REPURCHASE AGREEMENTS[5] – 0.03%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $82,839 and an effective yield of 3.60%.[8]	$82,831	82,831
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $63,855 and an effective yield of 3.60%.[8]	63,849	63,849
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $7,525 and an effective yield of 3.60%.[8]	7,524	7,524

		154,204

TIME DEPOSITS[5] – 0.01%
Abbey National Treasury Services PLC
3.50%, 09/01/05	6,903	6,903
Chase Bank USA N.A.
3.58%, 09/01/05	18,982	18,982
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	4,556	4,556
Natexis Banques Populaires
3.51%, 09/20/05[9]	1,726	1,726

		32,167

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[5] – 0.07%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[6]	$6,419	$6,420
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	9,318	9,318
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	5,695	5,695
American Express Credit Corp.
3.65%, 10/26/05	6,903	6,903
ASIF Global Financing XXII
3.99%, 05/30/06[6]	3,451	3,456
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[6]	2,243	2,243
Bank of America N.A.
3.56%, 08/10/06	17,256	17,256
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[6]	17,740	17,739
BMW US Capital LLC
3.54%, 07/14/06[6]	3,451	3,451
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	11,734	11,734
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[6]	9,284	9,284
Commodore CDO Ltd.
3.47%, 12/12/05[6]	863	863
Credit Suisse First Boston
3.57%, 07/19/06	8,628	8,628
DEPFA Bank PLC
3.42%, 03/15/06	3,451	3,451
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[6]	5,488	5,488

90	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2005

Security	Principal	Value
Eli Lilly Services Inc.
3.53%, 09/01/06[6]	$3,451	$3,451
Fifth Third Bancorp
3.58%, 04/21/06[6]	6,903	6,903
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[6]	2,416	2,416
General Electric Capital Corp.
3.66%, 07/07/06	1,553	1,554
Hartford Life Global Funding Trust
3.56%, 08/15/06	3,451	3,451
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[6]	10,354	10,353
HSBC Bank USA N.A.
3.70%, 05/04/06	1,208	1,209
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[6]	13,460	13,460
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[6]	13,460	13,462
Lothian Mortgages PLC
3.63%, 01/24/06	3,451	3,451
Marshall & Ilsley Bank
3.71%, 02/20/06	3,451	3,453
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[6]	6,903	6,906
National City Bank (Ohio)
3.50%, 01/06/06	1,726	1,725
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[6]	12,770	12,771
Nordea Bank AB
3.55%, 08/11/06[6]	6,040	6,040
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[6]	11,044	11,045
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[6]	13,287	13,287
Principal Life Income Funding Trusts
3.74%, 05/10/06	2,588	2,589
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	11,519	11,516
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[6]	1,898	1,898
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[6]	19,707	19,709
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[6]	3,451	3,451
Strips III LLC
3.69%, 07/24/06[6,9]	1,014	1,014
SunTrust Bank
3.63%, 04/28/06	5,177	5,177
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[6]	8,387	8,386
Toyota Motor Credit Corp.
3.57%, 04/10/06	1,553	1,553
Unicredito Italiano SpA
3.34%, 06/14/06	4,487	4,485
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[6]	8,308	8,309
Wells Fargo & Co.
3.56%, 09/15/06[6]	1,726	1,726
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[6]	13,805	13,804
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[6]	7,282	7,282
Winston Funding Ltd.
3.71%, 10/23/05[6]	2,464	2,464

		320,229

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2005

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $827,176)	$827,176

TOTAL INVESTMENTS IN SECURITIES – 99.41% (Cost: $420,995,191)	462,119,503
Other Assets, Less Liabilities – 0.59%	2,730,826

NET ASSETS – 100.00%	$464,850,329

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security represents a security on loan. See Note 5.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[9]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

92	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2005

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$179,336,127	$63,796,587	$658,638,283	$103,485,386	$360,783,137	$52,634,083

Affiliated issuers[a]	$470,745	$321,987	$3,351,991	$679,048	$994,963	$330,386

Foreign currencies, at cost	$92,921	$6,385	$983,521	$75,356	$192,929	$49,100

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$222,148,147	$64,738,701	$736,252,577	$111,229,799	$369,271,511	$61,000,919
Affiliated issuers[a]	470,745	321,987	3,351,991	679,048	994,963	330,386
Foreign currencies, at value	94,953	6,533	992,741	76,012	195,783	50,140
Receivables:
Investment securities sold	11,360,914	635,252	3,486,714	503,547	3,529,696	2,100,990
Dividends and interest	287,282	361,055	693,121	114,546	92,947	69,025

Total Assets	234,362,041	66,063,528	744,777,144	112,602,952	374,084,900	63,551,460

LIABILITIES
Payables:
Investment securities purchased	10,159,871	603,205	3,989,133	652,182	3,518,307	2,115,597
Collateral for securities on loan (Note 5)	27,100,365	18,477,539	193,236,992	30,587,618	55,621,647	18,889,185
Capital shares redeemed	51,736	—	—	—	—	—
Investment advisory fees (Note 2)	97,895	23,225	266,842	37,360	151,515	20,636

Total Liabilities	37,409,867	19,103,969	197,492,967	31,277,160	59,291,469	21,025,418

NET ASSETS	$196,952,174	$46,959,559	$547,284,177	$81,325,792	$314,793,431	$42,526,042

Net assets consist of:
Paid-in capital	$157,473,250	$46,981,952	$480,455,249	$79,767,840	$342,004,155	$39,068,310
Undistributed net investment income	1,903,837	1,784,303	10,321,106	1,092,730	2,547,987	1,061,531
Accumulated net realized loss	(5,298,777)	(2,746,729)	(21,115,935)	(7,280,253)	(38,246,530)	(5,986,954)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	42,873,864	940,033	77,623,757	7,745,475	8,487,819	8,383,155

NET ASSETS	$196,952,174	$46,959,559	$547,284,177	$81,325,792	$314,793,431	$42,526,042

Shares outstanding	7,400,000	2,480,000	7,300,000	3,200,000	16,500,000	1,650,000

Net asset value per share	$26.62	$18.94	$74.97	$25.41	$19.08	$25.77

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $25,800,814, $17,588,248, $183,688,759, $29,118,363, $52,953,681 and $17,914,520, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	93

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2005

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$72,378,560	$65,519,577	$68,889,975	$69,365,595	$409,817,923

Affiliated issuers[a]	$177,044	$229,135	$352,455	$62,760	$11,177,268

Foreign currencies, at cost	$114,188	$82,569	$41,581	$61,243	$860,032

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$73,657,348	$79,605,360	$81,124,860	$80,295,753	$449,904,611
Affiliated issuers[a]	177,044	229,135	352,455	62,760	12,214,892
Foreign currencies, at value	114,859	82,813	40,765	62,780	862,131
Receivables:
Investment securities sold	—	272,786	163,663	—	962,872
Dividends and interest	206,088	8,213	3,816	158,667	3,193,482

Total Assets	74,155,339	80,198,307	81,685,559	80,579,960	467,137,988

LIABILITIES
Payables:
Investment securities purchased	—	293,923	164,692	—	1,257,639
Collateral for securities on loan (Note 5)	10,150,138	12,926,609	19,978,213	1,220,630	798,777
Investment advisory fees (Note 2)	31,191	32,717	30,148	35,162	231,243

Total Liabilities	10,181,329	13,253,249	20,173,053	1,255,792	2,287,659

NET ASSETS	$63,974,010	$66,945,058	$61,512,506	$79,324,168	$464,850,329

Net assets consist of:
Paid-in capital	$69,971,517	$55,853,019	$55,272,237	$74,634,396	$447,365,743
Undistributed net investment income	1,453,405	1,109,161	1,228,454	771,673	13,056,804
Accumulated net realized loss	(8,731,080)	(4,102,964)	(7,222,280)	(7,013,371)	(36,703,887)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,280,168	14,085,842	12,234,095	10,931,470	41,131,669

NET ASSETS	$63,974,010	$66,945,058	$61,512,506	$79,324,168	$464,850,329

Shares outstanding	3,350,000	1,875,000	2,850,000	4,500,000	24,800,000

Net asset value per share	$19.10	$35.70	$21.58	$17.63	$18.74

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $9,653,681, $12,291,309, $18,987,996, $1,162,382 and $755,718, respectively. See Note 5.

See notes to the financial statements.

94	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Year Ended August 31, 2005

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
NET INVESTMENT INCOME
Dividends[a]	$2,815,125	$2,264,979	$13,910,631	$1,529,281	$3,383,768	$1,328,186
Interest from affiliated issuers[b]	2,556	993	4,176	801	1,770	397
Securities lending income[c]	37,314	51,426	594,149	73,467	174,555	50,871

Total investment income	2,854,995	2,317,398	14,508,956	1,603,549	3,560,093	1,379,454

EXPENSES
Investment advisory fees (Note 2)	891,196	298,236	2,700,971	360,949	966,395	211,190
Foreign taxes (Note 1)	—	—	48,825	—	—	—

Total expenses	891,196	298,236	2,749,796	360,949	966,395	211,190

Net investment income	1,963,799	2,019,162	11,759,160	1,242,600	2,593,698	1,168,264

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,835,744)	(21,584)	(4,414,579)	(765,287)	(4,751,457)	(734,558)
In-kind redemptions	24,342,828	7,017,381	16,417,287	5,873,067	—	—
Foreign currency transactions	(52,533)	(52,351)	(226,223)	(35,873)	(45,711)	(30,240)

Net realized gain (loss)	22,454,551	6,943,446	11,776,485	5,071,907	(4,797,168)	(764,798)

Net change in unrealized appreciation (depreciation) on:
Investments	30,867,737	1,061	76,330,376	9,119,174	40,529,403	7,986,384
Translation of assets and liabilities in foreign currencies	62,516	(5,283)	28,867	17,022	5,347	2,299

Net change in unrealized appreciation (depreciation)	30,930,253	(4,222)	76,359,243	9,136,196	40,534,750	7,988,683

Net realized and unrealized gain	53,384,804	6,939,224	88,135,728	14,208,103	35,737,582	7,223,885

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,348,603	$8,958,386	$99,894,888	$15,450,703	$38,331,280	$8,392,149

[a]	Net of foreign withholding tax of $440,591, $244,984, $745,655, $83,554, $192,687 and $83,362, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Continued)

iSHARES®, INC.

Year Ended August 31, 2005

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
NET INVESTMENT INCOME
Dividends[a]	$1,703,103	$1,675,707	$1,498,021	$1,090,187	$19,431,203
Dividends from affiliated issuers[b]	—	—	—	—	735,841
Interest from affiliated issuers[b]	561	674	366	1,061	3,132
Securities lending income[c]	34,278	60,713	68,520	13,439	28,858

Total investment income	1,737,942	1,737,094	1,566,907	1,104,687	20,199,034

EXPENSES
Investment advisory fees (Note 2)	269,795	343,145	315,269	330,809	2,930,931
Foreign taxes (Note 1)	—	—	2,514	—	—

Total expenses	269,795	343,145	317,783	330,809	2,930,931

Net investment income	1,468,147	1,393,949	1,249,124	773,878	17,268,103

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(550,628)	533,891	(160,581)	264,654	(10,764,439)
Investments in affiliated issuers[b]	—	—	—	—	1,809
In-kind redemptions	1,651,292	6,546,984	1,479,493	1,037,446	48,446,691
Foreign currency transactions	(12,085)	9,467	(20,670)	(2,203)	(201,524)

Net realized gain	1,088,579	7,090,342	1,298,242	1,299,897	37,482,537

Net change in unrealized appreciation (depreciation) on:
Investments	4,966,794	5,675,806	7,896,684	7,739,638	44,225,265
Translation of assets and liabilities in foreign currencies	1,342	435	(637)	(8,175)	49,489

Net change in unrealized appreciation (depreciation)	4,968,136	5,676,241	7,896,047	7,731,463	44,274,754

Net realized and unrealized gain	6,056,715	12,766,583	9,194,289	9,031,360	81,757,291

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,524,862	$14,160,532	$10,443,413	$9,805,238	$99,025,394

[a]	Net of foreign withholding tax of $102,137, $75,980, $112,122, $140,278 and $34,516, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

96	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Index Fund		iShares MSCI Belgium Index Fund		iShares MSCI EMU Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,963,799	$498,538	$2,019,162	$525,871	$11,759,160	$6,589,669
Net realized gain	22,454,551	3,919,431	6,943,446	2,236,862	11,776,485	8,857,335
Net change in unrealized appreciation (depreciation)	30,930,253	8,637,559	(4,222)	2,626,962	76,359,243	19,792,119

Net increase in net assets resulting from operations	55,348,603	13,055,528	8,958,386	5,389,695	99,894,888	35,239,123

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(642,119)	(272,938)	(821,720)	(884,836)	(7,926,598)	(3,047,220)

Total distributions to shareholders	(642,119)	(272,938)	(821,720)	(884,836)	(7,926,598)	(3,047,220)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	143,898,493	32,913,587	45,733,499	19,364,816	174,100,562	175,480,082
Cost of shares redeemed	(59,573,023)	(10,064,261)	(31,723,211)	(20,928,283)	(45,390,429)	(46,454,697)

Net increase (decrease) in net assets from capital share transactions	84,325,470	22,849,326	14,010,288	(1,563,467)	128,710,133	129,025,385

INCREASE IN NET ASSETS	139,031,954	35,631,916	22,146,954	2,941,392	220,678,423	161,217,288

NET ASSETS:
Beginning of year	57,920,220	22,288,304	24,812,605	21,871,213	326,605,754	165,388,466

End of year	$196,952,174	$57,920,220	$46,959,559	$24,812,605	$547,284,177	$326,605,754

Undistributed net investment income included in net assets at end of year	$1,903,837	$480,630	$1,784,303	$533,300	$10,321,106	$6,691,251

SHARES ISSUED AND REDEEMED:
Shares sold	6,600,000	2,100,000	2,560,000	1,360,000	2,450,000	2,950,000
Shares redeemed	(2,600,000)	(800,000)	(1,760,000)	(1,640,000)	(650,000)	(750,000)

Net increase (decrease) in shares outstanding	4,000,000	1,300,000	800,000	(280,000)	1,800,000	2,200,000

See notes to the financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,242,600	$698,891	$2,593,698	$1,574,590	$1,168,264	$777,612
Net realized gain (loss)	5,071,907	1,787,933	(4,797,168)	9,845,575	(764,798)	449,897
Net change in unrealized appreciation (depreciation)	9,136,196	8,599,182	40,534,750	9,717,674	7,988,683	4,880,596

Net increase in net assets resulting from operations	15,450,703	11,086,006	38,331,280	21,137,839	8,392,149	6,108,105

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(838,342)	(794,879)	(1,573,473)	(1,804,102)	(869,122)	(824,876)

Total distributions to shareholders	(838,342)	(794,879)	(1,573,473)	(1,804,102)	(869,122)	(824,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,987,143	4,101,648	179,271,889	37,742,897	7,723,603	—
Cost of shares redeemed	(18,474,473)	(7,267,190)	—	(60,113,109)	—	(8,001,044)

Net increase (decrease) in net assets from capital share transactions	5,512,670	(3,165,542)	179,271,889	(22,370,212)	7,723,603	(8,001,044)

INCREASE (DECREASE) IN NET ASSETS	20,125,031	7,125,585	216,029,696	(3,036,475)	15,246,630	(2,717,815)

NET ASSETS:
Beginning of year	61,200,761	54,075,176	98,763,735	101,800,210	27,279,412	29,997,227

End of year	$81,325,792	$61,200,761	$314,793,431	$98,763,735	$42,526,042	$27,279,412

Undistributed net investment income included in net assets at end of year	$1,092,730	$724,345	$2,547,987	$1,573,473	$1,061,531	$792,629

SHARES ISSUED AND REDEEMED:
Shares sold	1,000,000	200,000	9,900,000	2,400,000	300,000	—
Shares redeemed	(800,000)	(400,000)	—	(3,900,000)	—	(450,000)

Net increase (decrease) in shares outstanding	200,000	(200,000)	9,900,000	(1,500,000)	300,000	(450,000)

See notes to the financial statements.

98	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Netherlands Index Fund		iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,468,147	$547,447	$1,393,949	$782,782	$1,249,124	$420,927
Net realized gain (loss)	1,088,579	(220,571)	7,090,342	3,958,943	1,298,242	15,743
Net change in unrealized appreciation (depreciation)	4,968,136	1,720,975	5,676,241	5,008,839	7,896,047	5,562,688

Net increase in net assets resulting from operations	7,524,862	2,047,851	14,160,532	9,750,564	10,443,413	5,999,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(561,271)	(480,580)	(1,053,358)	(464,559)	(420,504)	(332,115)

Total distributions to shareholders	(561,271)	(480,580)	(1,053,358)	(464,559)	(420,504)	(332,115)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,691,702	8,098,478	23,479,415	2,263,744	26,763,849	5,099,033
Cost of shares redeemed	(946,288)	—	(15,097,858)	(16,465,374)	(3,032,449)	—

Net increase (decrease) in net assets from capital share transactions	28,745,414	8,098,478	8,381,557	(14,201,630)	23,731,400	5,099,033

INCREASE (DECREASE) IN NET ASSETS	35,709,005	9,665,749	21,488,731	(4,915,625)	33,754,309	10,766,276

NET ASSETS:
Beginning of year	28,265,005	18,599,256	45,456,327	50,371,952	27,758,197	16,991,921

End of year	$63,974,010	$28,265,005	$66,945,058	$45,456,327	$61,512,506	$27,758,197

Undistributed net investment income included in net assets at end of year	$1,453,405	$558,614	$1,109,161	$759,103	$1,228,454	$420,504

SHARES ISSUED AND REDEEMED:
Shares sold	1,600,000	500,000	675,000	75,000	1,350,000	300,000
Shares redeemed	(50,000)	—	(450,000)	(675,000)	(150,000)	—

Net increase (decrease) in shares outstanding	1,550,000	500,000	225,000	(600,000)	1,200,000	300,000

See notes to the financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$773,878	$267,243	$17,268,103	$7,712,465
Net realized gain (loss)	1,299,897	(117,551)	37,482,537	(2,229,963)
Net change in unrealized appreciation (depreciation)	7,731,463	6,459,446	44,274,754	28,384,261

Net increase in net assets resulting from operations	9,805,238	6,609,138	99,025,394	33,866,763

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(269,799)	(146,432)	(10,962,863)	(5,320,972)

Total distributions to shareholders	(269,799)	(146,432)	(10,962,863)	(5,320,972)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,861,760	3,722,134	96,935,420	281,527,046
Cost of shares redeemed	(3,993,200)	(1,907,959)	(173,017,720)	(8,011,981)

Net increase (decrease) in net assets from capital share transactions	27,868,560	1,814,175	(76,082,300)	273,515,065

INCREASE IN NET ASSETS	37,403,999	8,276,881	11,980,231	302,060,856

NET ASSETS:
Beginning of year	41,920,169	33,643,288	452,870,098	150,809,242

End of year	$79,324,168	$41,920,169	$464,850,329	$452,870,098

Undistributed net investment income included in net assets at end of year	$771,673	$269,799	$13,056,804	$6,931,580

SHARES ISSUED AND REDEEMED:
Shares sold	1,875,000	250,000	5,600,000	17,800,000
Shares redeemed	(250,000)	(125,000)	(9,600,000)	(600,000)

Net increase (decrease) in shares outstanding	1,625,000	125,000	(4,000,000)	17,200,000

See notes to the financial statements.

100	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC .

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$17.04	$10.61	$8.19	$8.18	$7.67

Income from investment operations:
Net investment income[a]	0.29	0.21	0.09	0.13	0.13
Net realized and unrealized gain (loss)	9.38	6.39	2.43	(0.12)	0.52

Total from investment operations	9.67	6.60	2.52	0.01	0.65

Less distributions from:
Net investment income	(0.09)	(0.17)	(0.10)	—	(0.14)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(0.09)	(0.17)	(0.10)	—	(0.14)

Net asset value, end of year	$26.62	$17.04	$10.61	$8.19	$8.18

Total return	56.82%	62.70%	31.15%	0.12%	8.41%

Ratios/Supplemental data:
Net assets, end of year (000s)	$196,952	$57,920	$22,288	$14,740	$11,447
Ratio of expenses to average net assets	0.57%	0.77%	0.84%	0.84%	0.84%[d]
Ratio of net investment income to average net assets	1.26%	1.37%	0.98%	1.57%	1.69%[e]
Portfolio turnover rate[b]	21%	11%	26%	32%	66%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.
[d]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.97%.
[e]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.55%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$14.77	$11.16	$10.43	$11.81	$13.23

Income from investment operations:
Net investment income[a]	0.71	0.37	0.41	0.25	0.19
Net realized and unrealized gain (loss)	3.75	4.25	0.43	(1.56)	(1.34)

Total from investment operations	4.46	4.62	0.84	(1.31)	(1.15)

Less distributions from:
Net investment income	(0.29)	(1.01)	(0.11)	(0.07)	(0.27)

Total distributions	(0.29)	(1.01)	(0.11)	(0.07)	(0.27)

Net asset value, end of year	$18.94	$14.77	$11.16	$10.43	$11.81

Total return	30.22%	42.88%	8.25%	(11.10)%	(8.72)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$46,960	$24,813	$21,871	$10,427	$9,918
Ratio of expenses to average net assets	0.57%	0.78%	0.84%	0.84%	0.84%[c]
Ratio of net investment income to average net assets	3.89%	2.79%	4.10%	2.26%	1.60%[d]
Portfolio turnover rate[b]	10%	21%	8%	18%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.87%.
[d]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.57%.

See notes to the financial statements.

102	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$59.38	$50.12	$46.02	$56.74	$76.02

Income from investment operations:
Net investment income[a]	1.76	1.36	0.93	0.75	0.72
Net realized and unrealized gain (loss)	15.13	8.69	3.62	(11.47)	(19.32)

Total from investment operations	16.89	10.05	4.55	(10.72)	(18.60)

Less distributions from:
Net investment income	(1.30)	(0.79)	(0.45)	—	(0.42)
Return of capital	—	—	—	—	(0.26)

Total distributions	(1.30)	(0.79)	(0.45)	—	(0.68)

Net asset value, end of year	$74.97	$59.38	$50.12	$46.02	$56.74

Total return	28.54%	20.07%	10.05%	(18.89)%	(24.51)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$547,284	$326,606	$165,388	$131,168	$90,779
Ratio of expenses to average net assets	0.58%	0.79%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	0.57%	0.79%	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.50%	2.29%	2.08%	1.44%	1.13%
Portfolio turnover rate[b]	8%	11%	7%	3%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$20.40	$16.90	$15.52	$19.53	$26.41

Income from investment operations:
Net investment income[a]	0.47	0.24	0.23	0.18	0.06
Net realized and unrealized gain (loss)	4.84	3.54	1.33	(4.19)	(6.89)

Total from investment operations	5.31	3.78	1.56	(4.01)	(6.83)

Less distributions from:
Net investment income	(0.30)	(0.28)	(0.18)	—	(0.04)
Net realized gain	—	—	—	—	(0.00)[c]
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.30)	(0.28)	(0.18)	—	(0.05)

Net asset value, end of year	$25.41	$20.40	$16.90	$15.52	$19.53

Total return	26.13%	22.44%	10.22%	(20.53)%	(25.86)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$81,326	$61,201	$54,075	$49,674	$58,602
Ratio of expenses to average net assets	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	1.98%	1.23%	1.56%	1.00%	0.28%
Portfolio turnover rate[b]	7%	9%	9%	3%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to the financial statements.

104	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC .

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$14.96	$12.57	$12.07	$15.19	$20.46

Income from investment operations:
Net investment income[a]	0.28	0.19	0.21	0.11	0.18
Net realized and unrealized gain (loss)	4.03	2.40	0.41	(3.23)	(5.26)

Total from investment operations	4.31	2.59	0.62	(3.12)	(5.08)

Less distributions from:
Net investment income	(0.19)	(0.20)	(0.12)	—	(0.19)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(0.19)	(0.20)	(0.12)	—	(0.19)

Net asset value, end of year	$19.08	$14.96	$12.57	$12.07	$15.19

Total return	28.89%	20.55%	5.39%	(20.54)%	(24.87)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$314,793	$98,764	$101,800	$94,160	$118,525
Ratio of expenses to average net assets	0.57%	0.80%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	1.54%	1.27%	1.98%	0.77%	0.99%
Portfolio turnover rate[b]	9%	9%	11%	9%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$20.21	$16.67	$15.15	$17.79	$22.23

Income from investment operations:
Net investment income[a]	0.78	0.56	0.43	0.37	0.24
Net realized and unrealized gain (loss)	5.42	3.59	1.47	(3.01)	(4.37)

Total from investment operations	6.20	4.15	1.90	(2.64)	(4.13)

Less distributions from:
Net investment income	(0.64)	(0.61)	(0.38)	—	(0.24)
Net realized gain	—	—	—	—	(0.07)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(0.64)	(0.61)	(0.38)	—	(0.31)

Net asset value, end of year	$25.77	$20.21	$16.67	$15.15	$17.79

Total return	30.74%	25.09%	12.79%	(14.84)%	(18.61)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$42,526	$27,279	$29,997	$29,538	$34,682
Ratio of expenses to average net assets	0.57%	0.83%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.79%	n/a	n/a	n/a
Ratio of net investment income to average net assets	3.18%	2.85%	2.84%	2.34%	1.16%
Portfolio turnover rate[b]	18%	9%	22%	10%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to the financial statements.

106	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$15.70	$14.31	$14.69	$18.59	$23.53

Income from investment operations:
Net investment income[a]	0.57	0.39	0.30	0.25	0.28
Net realized and unrealized gain (loss)	3.09	1.37	(0.43)	(4.11)	(4.94)

Total from investment operations	3.66	1.76	(0.13)	(3.86)	(4.66)

Less distributions from:
Net investment income	(0.26)	(0.37)	(0.25)	(0.04)	(0.28)

Total distributions	(0.26)	(0.37)	(0.25)	(0.04)	(0.28)

Net asset value, end of year	$19.10	$15.70	$14.31	$14.69	$18.59

Total return	23.40%	12.28%	(0.78)%	(20.79)%	(19.83)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$63,974	$28,265	$18,599	$19,103	$24,184
Ratio of expenses to average net assets	0.57%	0.78%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	3.13%	2.45%	2.37%	1.48%	1.34%
Portfolio turnover rate[b]	6%	9%	18%	15%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$27.55	$22.39	$17.95	$21.33	$24.19

Income from investment operations:
Net investment income[a]	0.79	0.44	0.24	0.17	0.19
Net realized and unrealized gain (loss)	7.97	4.99	4.36	(3.55)	(2.89)

Total from investment operations	8.76	5.43	4.60	(3.38)	(2.70)

Less distributions from:
Net investment income	(0.61)	(0.27)	(0.16)	—	(0.16)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(0.61)	(0.27)	(0.16)	—	(0.16)

Net asset value, end of year	$35.70	$27.55	$22.39	$17.95	$21.33

Total return	31.85%	24.28%	25.81%	(15.85)%	(11.17)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$66,945	$45,456	$50,372	$18,850	$27,198
Ratio of expenses to average net assets	0.57%	0.80%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	2.33%	1.64%	1.22%	0.85%	0.82%
Portfolio turnover rate[b]	8%	6%	17%	14%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to the financial statements.

108	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC .

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$16.82	$12.59	$9.88	$12.88	$24.38

Income from investment operations:
Net investment income[a]	0.46	0.28	0.25	0.12	0.07
Net realized and unrealized gain (loss)	4.45	4.20	2.58	(3.12)	(11.52)

Total from investment operations	4.91	4.48	2.83	(3.00)	(11.45)

Less distributions from:
Net investment income	(0.15)	(0.25)	(0.12)	—	(0.05)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(0.15)	(0.25)	(0.12)	—	(0.05)

Net asset value, end of year	$21.58	$16.82	$12.59	$9.88	$12.88

Total return	29.21%	35.81%	29.04%	(23.29)%	(46.99)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$61,513	$27,758	$16,992	$8,154	$10,630
Ratio of expenses to average net assets	0.58%	0.92%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	0.57%	0.79%	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.28%	1.74%	2.44%	0.98%	0.40%
Portfolio turnover rate[b]	6%	9%	12%	31%	43%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$14.58	$12.23	$11.59	$12.95	$15.54

Income from investment operations:
Net investment income[a]	0.22	0.09	0.05	0.03	0.04
Net realized and unrealized gain (loss)	2.92	2.31	0.62	(1.38)	(2.54)

Total from investment operations	3.14	2.40	0.67	(1.35)	(2.50)

Less distributions from:
Net investment income	(0.09)	(0.05)	(0.03)	(0.01)	(0.05)
Net realized gain	—	—	—	—	(0.04)

Total distributions	(0.09)	(0.05)	(0.03)	(0.01)	(0.09)

Net asset value, end of year	$17.63	$14.58	$12.23	$11.59	$12.95

Total return	21.54%	19.56%	5.89%	(10.47)%	(16.08)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$79,324	$41,920	$33,643	$31,883	$32,384
Ratio of expenses to average net assets	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	1.34%	0.64%	0.43%	0.20%	0.29%
Portfolio turnover rate[b]	5%	4%	10%	12%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

110	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC .

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$15.72	$13.00	$12.77	$15.11	$18.35

Income from investment operations:
Net investment income[a]	0.60	0.48	0.39	0.48	0.26
Net realized and unrealized gain (loss)	2.76	2.72	0.12	(2.60)	(3.23)

Total from investment operations	3.36	3.20	0.51	(2.12)	(2.97)

Less distributions from:
Net investment income	(0.34)	(0.48)	(0.28)	(0.22)	(0.25)
Net realized gain	—	—	—	—	(0.02)

Total distributions	(0.34)	(0.48)	(0.28)	(0.22)	(0.27)

Net asset value, end of year	$18.74	$15.72	$13.00	$12.77	$15.11

Total return	21.53%	24.77%	4.20%	(14.19)%	(16.20)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$464,850	$452,870	$150,809	$120,067	$117,883
Ratio of expenses to average net assets	0.57%	0.77%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	3.39%	3.11%	3.23%	3.39%	1.57%
Portfolio turnover rate[b]	11%	6%	6%	14%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	111

Notes to the Financial Statements

iSHARES®, INC .

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2005, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

112	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC .

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Italy and Greece may levy taxes on stock dividends at rates of 27.0% and 3.0%, respectively, based on par value of stock dividends received by the iShares MSCI Italy and iShares MSCI EMU Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statements of Operations.

During the year ended August 31, 2005, the iShares MSCI EMU Index Fund and iShares MSCI Sweden Index Fund paid foreign taxes on certain taxable corporate events (i.e., spin-offs and tender offers) by Swedish companies whose securities are held by the Funds. The foreign taxes paid by the Funds are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO THE FINANCIAL STATEMENTS	113

Notes to the Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Austria	$2,357,719	$41,942,462	$(4,821,257)	$39,478,924
Belgium	2,145,588	406,558	(2,574,539)	(22,393)
EMU	11,061,377	66,025,825	(10,258,274)	66,828,928
France	1,093,386	7,230,333	(6,765,767)	1,557,952
Germany	2,745,191	433,894	(30,389,809)	(27,210,724)
Italy	1,062,571	8,141,272	(5,746,111)	3,457,732
Netherlands	1,617,341	181,147	(7,795,995)	(5,997,507)
Spain	1,109,404	13,939,500	(3,956,865)	11,092,039
Sweden	1,227,638	11,304,499	(6,291,868)	6,240,269
Switzerland	773,209	10,295,706	(6,379,143)	4,689,772
United Kingdom	13,081,964	33,685,294	(29,282,672)	17,484,586

For the years ended August 31, 2005 and August 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2005.

From November 1, 2004 to August 31, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending August 31, 2006, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital Losses
Austria	$1,416,383
Belgium	23,978
EMU	548,433
France	320,104
Germany	358,629
Italy	491,584
Netherlands	403,525
Sweden	125,932
United Kingdom	7,096,922

114	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2005, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Total
Austria	$548,653	$336,553	$1,291,324	$370,948	$855,364	$—	$3,402,842
Belgium	94,675	450,543	1,677,678	117,767	175,781	33,969	2,550,413
EMU	—	443	1,923,552	1,144,756	4,757,907	1,873,963	9,700,621
France	—	—	3,807,513	236,944	2,400,550	—	6,445,007
Germany	—	86,860	13,573,336	5,469,732	8,656,712	2,241,687	30,028,327
Italy	—	—	3,355,772	848,408	541,980	527,327	5,273,487
Netherlands	—	60,885	3,222,792	1,497,810	2,481,175	129,137	7,391,799
Spain	—	—	1,695,618	678,910	1,582,094	—	3,956,622
Sweden	—	89,443	3,350,244	1,577,551	1,149,514	—	6,166,752
Switzerland	—	—	2,855,879	1,018,305	2,149,171	354,252	6,377,607
United Kingdom	—	—	9,945,254	6,448,554	4,272,059	1,517,783	22,183,650

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended August 31, 2005, the Funds reclassified certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of August 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Austria	$180,738,274	$42,359,403	$(478,785)	$41,880,618
Belgium	64,652,049	1,555,744	(1,147,105)	408,639
EMU	673,588,206	73,844,099	(7,827,737)	66,016,362
France	104,679,576	15,496,949	(8,267,678)	7,229,271
Germany	369,832,025	21,640,259	(21,205,810)	434,449
Italy	53,206,352	9,151,103	(1,026,150)	8,124,953
Netherlands	73,654,625	1,552,472	(1,372,705)	179,767
Spain	65,895,054	13,979,855	(40,414)	13,939,441
Sweden	70,172,026	11,555,235	(249,946)	11,305,289
Switzerland	70,064,119	11,867,950	(1,573,556)	10,294,394
United Kingdom	428,441,566	43,222,092	(9,544,155)	33,677,937

NOTES TO THE FINANCIAL STATEMENTS	115

Notes to the Financial Statements (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of August 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, BGI serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2005, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria	$37,314
Belgium	51,426
EMU	594,149
France	73,467
Germany	174,555
Italy	50,871
Netherlands	34,278
Spain	60,713
Sweden	68,520
Switzerland	13,439
United Kingdom	28,858

116	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES ®, INC.

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. The Distributor does not currently receive a fee from the Funds for its distribution services. Prior to July 1, 2004, the Company had in effect a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor was entitled to receive a distribution fee from each Fund, not to exceed 0.25% of the average daily net assets of such Fund, for distribution-related expenses and services. At the Board meeting held of March 16, 2004, the Directors voted to terminate the Plan, effective July 1, 2004.

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the year ended August 31, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended August 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first ten months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set by Rule 17a-7. The Board is scheduled at its next regularly scheduled meeting to review all such transactions executed during the last two months of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate, for the year ended August 31, 2005, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend And Interest Income	Net Realized Gain
Austria
IMMF	29	19,758	19,785	2	$2,373	$2,556	$—

Belgium
IMMF	12	7,266	7,275	3	2,642	993	—

EMU
IMMF	193	33,491	33,672	12	12,300	4,176	—

France
IMMF	52	5,492	5,394	150	150,406	801	—

NOTES TO THE FINANCIAL STATEMENTS	117

Notes to the Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain
Germany
IMMF	69	12,876	12,911	34	$33,661	$1,770	$—
Italy
IMMF	15	3,059	3,070	4	3,927	397	—
Netherlands
IMMF	15	3,796	3,809	2	1,620	561	—
Spain
IMMF	24	4,621	4,639	6	5,726	674	—
Sweden
IMMF	15	2,784	2,792	7	7,174	366	—
Switzerland
IMMF	22	8,491	8,471	42	41,664	1,061	—
United Kingdom
Barclays PLC	1,510	338	624	1,224	12,173	735,841	1,809
IMMF	283	23,584	23,839	28	28,399	3,132	—

During the year ended August 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of August 31, 2005, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2005, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria	$31,580,662	$34,430,495
Belgium	8,332,614	4,977,137
EMU	47,000,669	38,403,677
France	7,087,036	4,299,801
Germany	17,639,521	15,534,609
Italy	6,763,653	6,475,886
Netherlands	4,708,755	2,715,830
Spain	5,398,990	5,030,616
Sweden	4,078,768	3,261,991
Switzerland	3,529,477	2,820,278
United Kingdom	59,717,879	54,614,037

118	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the year ended August 31, 2005, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria	$142,486,434	$55,346,450
Belgium	45,601,301	34,157,545
EMU	188,532,097	62,742,303
France	22,717,286	18,394,404
Germany	178,114,817	—
Italy	7,705,709	—
Netherlands	40,979,230	13,339,574
Spain	23,444,179	15,068,052
Sweden	26,757,602	3,028,466
Switzerland	30,850,070	3,310,623
United Kingdom	96,396,302	171,642,362

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Austria	19,800,000
Belgium	136,200,000
EMU	500,000,000
France	340,200,000
Germany	382,200,000
Italy	63,600,000
Netherlands	255,000,000
Spain	127,800,000
Sweden	63,600,000
Switzerland	318,625,000
United Kingdom	943,200,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	119

Notes to the Financial Statements (Continued)

iSHARES®, INC.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of August 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

120	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, each a portfolio of the iShares MSCI Series (the “Funds”) at August 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 18, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	121

Tax Information (Unaudited)

iSHARES®, INC.

For the year ended August 31, 2005, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Austria	$3,255,716	$433,818
Belgium	2,509,962	244,697
EMU	14,656,286	719,648
France	1,612,835	81,176
Germany	3,576,454	192,687
Italy	1,411,550	77,493
Netherlands	1,805,240	94,731
Spain	1,751,687	73,273
Sweden	1,610,143	105,535
Switzerland	1,230,465	133,685
United Kingdom	20,201,560	34,516

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended August 31, 2005:

iShares MSCI Index Fund	Qualified Dividend Income
Austria	$2,798,966
Belgium	1,342,630
EMU	4,179,807
France	683,511
Germany	1,298,086
Italy	347,151
Netherlands	695,397
Spain	631,316
Sweden	722,110
Switzerland	906,896
United Kingdom	17,081,687

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

122	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

A special meeting of shareholders of iShares, Inc. was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1*

To elect the eight nominees specified below as Directors of the Company, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Director	Votes For	Votes Withheld
Lee T. Kranefuss	514,380,779	13,203,425
John E. Martinez	514,431,297	13,152,907
Richard K. Lyons	514,795,814	12,788,388
George G.C. Parker	509,155,829	18,428,374
W. Allen Reed	514,418,913	13,165,293
Cecilia H. Herbert	514,381,937	13,202,268
Charles A. Hurty	514,442,567	13,141,638
John E. Kerrigan	514,830,983	12,753,220

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Directors of the Company and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Company’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities. The shareholders of the iShares MSCI Germany Index Fund, iShares MSCI Netherlands Index Fund and iShares MSCI Switzerland Index Fund did not approve this proposal.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Austria	2,884,959	65,749	222,523	962,796
Belgium	1,482,566	43,740	74,902	405,883
EMU	2,734,892	98,272	103,919	1,075,723
France	828,162	178,236	7,055	200,710
Germany	2,368,605	181,068	79,215	2,566,569
Italy	622,042	14,930	5,521	185,045
Netherlands	838,057	76,143	17,348	636,422
Spain	683,738	55,673	28,147	175,573
Sweden	1,258,559	22,666	25,604	356,425
Switzerland	629,965	34,188	18,663	1,237,452
United Kingdom	9,639,753	2,284,284	94,975	1,614,899

SHAREHOLDER MEETING RESULTS	123

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Proposal 2B

To approve a change to the Company’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans. The shareholders of the iShares MSCI Germany Index Fund, iShares MSCI Netherlands Index Fund and iShares MSCI Switzerland Index Fund did not approve this proposal.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Austria	2,854,656	86,018	232,557	962,796
Belgium	1,477,907	49,352	73,948	405,884
EMU	2,730,274	103,167	103,642	1,075,723
France	827,194	179,954	6,305	200,710
Germany	2,367,398	187,739	73,750	2,566,570
Italy	621,869	15,103	5,521	185,045
Netherlands	837,912	76,288	17,348	636,422
Spain	683,239	56,041	28,277	175,574
Sweden	1,258,589	22,966	25,274	356,425
Switzerland	622,865	40,699	19,252	1,237,452
United Kingdom	9,628,318	2,294,895	95,799	1,614,899

Proposal 2C

This proposal did not apply to the Funds in this shareholder report.

Proposal 2D

This proposal did not apply to the Funds in this shareholder report.

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental. The shareholders of the iShares MSCI Belgium Index Fund, iShares MSCI Italy Index Fund and iShares MSCI Sweden Index Fund approved this proposal. The proposal did not pass in the other Funds in this shareholder report.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Austria	2,724,589	214,575	234,066	962,797
Belgium	1,453,881	70,905	76,422	405,883
EMU	2,472,672	361,541	102,870	1,075,723
France	720,634	286,514	6,305	200,710
Germany	2,243,543	304,700	80,645	2,566,569
Italy	601,385	35,557	5,551	185,045
Netherlands	826,664	87,536	17,348	636,422
Spain	625,676	112,595	29,287	175,573
Sweden	1,183,848	95,027	27,954	356,425
Switzerland	572,355	92,009	18,452	1,237,452
United Kingdom	8,486,421	3,434,447	98,144	1,614,899

124	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder	Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Proposal 4

This	proposal did not apply to the Funds in this shareholder report.

*	Denotes Company-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

SHAREHOLDER MEETING RESULTS	125

Board Review and Approval of Investment Advisory Contracts* (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors, including a majority of Directors who are not interested persons of the Company (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Directors,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Directors (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. With respect to the iShares MSCI Singapore Index Fund (the “Singapore Fund”), the Board approved the continuance of the current Advisory Contract for the Singapore Fund, pending shareholder approval of the new advisory contract for the Singapore Fund which was previously considered and approved by the Board on April 22, 2005. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain

126	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC.

of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for most of the Funds provide for breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds on an aggregated basis with certain other Funds. The Board further noted that the Advisory Contract for the iShares MSCI Singapore Index Fund provides for breakpoints in its investment advisory fee rate based on increases in the asset levels of that particular Fund. The Board also noted that the Advisory Contracts for the iShares MSCI Pacific Ex-Japan Index Fund and the iShares MSCI Emerging Markets Index Fund do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted that as of July 1, 2004, Fund shareholders were no longer paying distribution fees pursuant to the Funds’ distribution plan under Rule 12b-1 of the 1940 Act because such plan had been terminated as of that date, benefiting the Funds’ shareholders by lowering the Funds’ overall expenses. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of further breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	127

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC.

Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Company’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

*	Denotes the Board’s approval of Investment Advisory Contracts for all series of the Company, including the Funds.

128	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except for the iShares MSCI EMU Index Fund, the information shown for each Fund is for the period from January 1, 2000 through June 30, 2005, the date of the most recent calendar quarter-end. The information shown for the iShares MSCI EMU Index Fund is for each full calendar quarter completed after the launch date of that Fund through June 30, 2005. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Austria Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	5	0.36%
Greater than 2.5% and Less than 3.0%	3	0.22
Greater than 2.0% and Less than 2.5%	3	0.22
Greater than 1.5% and Less than 2.0%	31	2.24
Greater than 1.0% and Less than 1.5%	82	5.94
Greater than 0.5% and Less than 1.0%	222	16.08
Between 0.5% and –0.5%	761	55.10
Less than –0.5% and Greater than –1.0%	180	13.03
Less than –1.0% and Greater than –1.5%	65	4.71
Less than –1.5% and Greater than –2.0%	17	1.23
Less than –2.0% and Greater than –2.5%	7	0.51
Less than –2.5%	5	0.36

	1,381	100.00%

SUPPLEMENTAL INFORMATION	129

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC .

iShares MSCI Belgium Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	13	0.94%
Greater than 2.0% and Less than 2.5%	17	1.23
Greater than 1.5% and Less than 2.0%	35	2.53
Greater than 1.0% and Less than 1.5%	98	7.10
Greater than 0.5% and Less than 1.0%	224	16.22
Between 0.5% and –0.5%	700	50.69
Less than –0.5% and Greater than –1.0%	197	14.27
Less than –1.0% and Greater than –1.5%	64	4.63
Less than –1.5% and Greater than –2.0%	19	1.38
Less than –2.0% and Greater than –2.5%	10	0.72
Less than –2.5%	4	0.29

	1,381	100.00%

iShares MSCI EMU Index Fund

Period Covered: October 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	7	0.59%
Greater than 2.0% and Less than 2.5%	7	0.59
Greater than 1.5% and Less than 2.0%	25	2.10
Greater than 1.0% and Less than 1.5%	86	7.21
Greater than 0.5% and Less than 1.0%	309	25.92
Between 0.5% and –0.5%	639	53.60
Less than –0.5% and Greater than –1.0%	87	7.30
Less than –1.0% and Greater than –1.5%	23	1.93
Less than –1.5%	9	0.76

	1,192	100.00%

130	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI France Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.29%
Greater than 1.5% and Less than 2.0%	8	0.58
Greater than 1.0% and Less than 1.5%	35	2.53
Greater than 0.5% and Less than 1.0%	135	9.78
Between 0.5% and –0.5%	1024	74.14
Less than –0.5% and Greater than –1.0%	136	9.85
Less than –1.0% and Greater than –1.5%	28	2.03
Less than –1.5% and Greater than –2.0%	4	0.29
Less than –2.0%	7	0.51

	1,381	100.00%

iShares MSCI Germany Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	6	0.43%
Greater than 1.5% and Less than 2.0%	18	1.30
Greater than 1.0% and Less than 1.5%	51	3.69
Greater than 0.5% and Less than 1.0%	187	13.54
Between 0.5% and –0.5%	882	63.88
Less than –0.5% and Greater than –1.0%	157	11.37
Less than –1.0% and Greater than –1.5%	55	3.98
Less than –1.5% and Greater than –2.0%	13	0.94
Less than –2.0% and Greater than –2.5%	5	0.36
Less than –2.5%	7	0.51

	1,381	100.00%

SUPPLEMENTAL INFORMATION	131

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Italy Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	6	0.43%
Greater than 1.5% and Less than 2.0%	14	1.01
Greater than 1.0% and Less than 1.5%	28	2.03
Greater than 0.5% and Less than 1.0%	136	9.85
Between 0.5% and –0.5%	1019	73.79
Less than –0.5% and Greater than –1.0%	127	9.20
Less than –1.0% and Greater than –1.5%	29	2.10
Less than –1.5% and Greater than –2.0%	12	0.87
Less than –2.0%	10	0.72

	1,381	100.00%

iShares MSCI Netherlands Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	11	0.80%
Greater than 2.0% and Less than 2.5%	6	0.43
Greater than 1.5% and Less than 2.0%	17	1.23
Greater than 1.0% and Less than 1.5%	51	3.69
Greater than 0.5% and Less than 1.0%	243	17.60
Between 0.5% and –0.5%	845	61.19
Less than –0.5% and Greater than –1.0%	134	9.70
Less than –1.0% and Greater than –1.5%	53	3.84
Less than –1.5% and Greater than –2.0%	14	1.01
Less than –2.0%	7	0.51

	1,381	100.00%

132	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Spain Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.29%
Greater than 2.0% and Less than 3.0%	7	0.51
Greater than 1.5% and Less than 2.0%	9	0.65
Greater than 1.0% and Less than 1.5%	44	3.19
Greater than 0.5% and Less than 1.0%	173	12.53
Between 0.5% and –0.5%	935	67.69
Less than –0.5% and Greater than –1.0%	144	10.43
Less than –1.0% and Greater than –1.5%	47	3.40
Less than –1.5% and Greater than –2.0%	11	0.80
Less than –2.0%	7	0.51

	1,381	100.00%

iShares MSCI Sweden Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	14	1.01%
Greater than 2.0% and Less than 2.5%	22	1.59
Greater than 1.5% and Less than 2.0%	31	2.24
Greater than 1.0% and Less than 1.5%	87	6.30
Greater than 0.5% and Less than 1.0%	249	18.03
Between 0.5% and –0.5%	730	52.87
Less than –0.5% and Greater than –1.0%	137	9.92
Less than –1.0% and Greater than –1.5%	65	4.71
Less than –1.5% and Greater than –2.0%	18	1.30
Less than –2.0% and Greater than –2.5%	15	1.09
Less than –2.5%	13	0.94

	1,381	100.00%

SUPPLEMENTAL INFORMATION	133

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Switzerland Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.14%
Greater than 2.5% and Less than 3.0%	7	0.51
Greater than 2.0% and Less than 2.5%	9	0.65
Greater than 1.5% and Less than 2.0%	39	2.82
Greater than 1.0% and Less than 1.5%	111	8.04
Greater than 0.5% and Less than 1.0%	267	19.33
Between 0.5% and –0.5%	770	55.77
Less than –0.5% and Greater than –1.0%	114	8.25
Less than –1.0% and Greater than –1.5%	34	2.46
Less than –1.5% and Greater than –2.0%	20	1.45
Less than –2.0%	8	0.58

	1,381	100.00%

iShares MSCI United Kingdom Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	7	0.51%
Greater than 2.5% and Less than 3.5%	8	0.58
Greater than 2.0% and Less than 2.5%	18	1.30
Greater than 1.5% and Less than 2.0%	78	5.65
Greater than 1.0% and Less than 1.5%	212	15.35
Greater than 0.5% and Less than 1.0%	344	24.91
Between 0.5% and –0.5%	619	44.82
Less than –0.5% and Greater than –1.0%	66	4.78
Less than –1.0% and Greater than –1.5%	15	1.09
Less than –1.5% and Greater than –2.5%	10	0.72
Less than –2.5%	4	0.29

	1,381	100.00%

134	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 101 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Directors may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Director, Chairman and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Trustee (since 2003) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1961	Director (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Trustee (since 2003) of iShares Trust; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA affiliates.

DIRECTOR INFORMATION	135

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Director (since February 28, 2002)	Acting Dean (2004-2005) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G. C. Parker, 1939	Director (since February 28, 2002)	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2000) of iShares Trust; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Director (since December 16, 1996)	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Trustee (since 2002) of iShares Trust; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

136	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Director (since August 11, 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (since 1994).	Trustee (since 2005) of iShares Trust; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992-2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thatcher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1944	Director (since August 11, 2005).	Partner, KPMG LLP (1968-2001).	Trustee (since 2005) of iShares Trust; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1956	Director (since August 11, 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee (since 2005) of iShares Trust; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

DIRECTOR INFORMATION	137

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

2117-is-0805

138	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

2005 annual report to shareholders | august 31 , 2005 iSHARES MSCI SERIES

iShares msci australia index fund

iShares msci brazil index fund

iShares msci canada index fund

iShares msci emerging markets index fund

iShares msci hong kong index fund

iShares msci malaysia index fund

iShares msci mexico index fund

iShares msci pacific ex-japan index fund

iShares msci singapore index fund

iShares msci south africa index fund

iShares msci south korea index fund

iShares msci taiwan index fund

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.58%	41.19%	38.98%	15.82%	15.89%	15.29%	9.58%	9.68%	9.78%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.58%	41.19%	38.98%	108.40%	109.01%	103.69%	137.88%	139.90%	142.09%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

PORTFOLIO ALLOCATION As of 8/31/ 05
Sector	% of Net Assets
Financial	49.11%
Basic Materials	16.62
Consumer Non-Cyclical	9.34
Industrial	9.17
Consumer Cyclical	4.62
Energy	4.49
Communications	3.43
Utilities	1.37
Diversified	0.68
Technology	0.38
Short-Term and Other Net Assets	0.79

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
BHP Billiton Ltd.	10.88%
National Australia Bank Ltd.	7.24
Commonwealth Bank of Australia	7.10
Australia & New Zealand Banking Group Ltd.	5.99
Westpac Banking Corp. Ltd.	5.27
Westfield Group	3.76
Woolworths Ltd.	2.56
Woodside Petroleum Ltd.	2.28
Wesfarmers Ltd.	2.20
Rio Tinto Ltd.	2.12

TOTAL	49.40%

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 39.58%, while the Index returned 38.98%.

The Australian market delivered solid gains for the reporting period. Australia’s economy continued to appear healthy during the reporting period: with annualized gross domestic product growth for the second quarter of 2005 of 2.60%, the economy is now in its 14th year of uninterrupted expansion, the longest expansion in Australia since 1945. Inflation remained low, and export trade continued to grow for most of the reporting period, due in part to strong demand from China. Previous concerns surrounding a housing bubble appeared to lessen during the reporting period, as the housing market began to cool moderately.

As economic expansion continued during the reporting period, concerns were raised about supply constraints, and their impact on further expansion. With capacity utilization in the manufacturing industry at its highest level in 15 years, congested ports and railways creating a bottleneck for export trade, and a shortage of skilled labor, Australia’s export growth showed signs of slowing toward the end of the reporting period, although the ratio of exports to imports remained at their highest levels since the 1970s.

All of the Fund’s ten largest holdings as of August 31, 2005 posted double-digit gains for the reporting period. Oil exploration and production company Woodside Petroleum Ltd. had the strongest returns among the Fund’s ten largest holdings, due largely to escalating oil prices during the reporting period. Two metals and mining companies performed well: BHP Billiton Ltd., the largest Fund holding at almost 11% of the Fund’s net assets, delivered strong returns, as did Rio Tinto Ltd. Conglomerate Wesfarmers Ltd. also contributed positively to Fund performance for the reporting period. The most modest gain among the Fund’s ten largest holdings came from real estate investment trust Westfield Group.

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
69.72%	68.54%	74.70%	10.24%	9.74%	12.98%	9.29%	9.22%	11.91%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
69.72%	68.54%	74.70%	62.78%	59.14%	84.10%	57.95%	57.44%	78.52%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Basic Materials	29.19%
Energy	24.30
Financial	16.07
Consumer Non-Cyclical	9.18
Communications	8.79
Utilities	6.63
Industrial	3.58
Consumer Cyclical	1.47
Diversified	0.17
Short-Term and Other Net Assets	0.62

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Petroleo Brasileiro SA Preferred	13.32%
Petroleo Brasileiro SA	10.98
Companhia Vale do Rio Doce Class A Preferred	8.59
Companhia Vale do Rio Doce ADR	8.00
Banco Itau Holding Financeira SA Preferred	7.43
Banco Bradesco SA Preferred	4.82
Companhia de Bebidas das Americas Preferred	4.57
Unibanco Uniao de Bancos Brasileiros SA	3.82
Tele Norte Leste Participacoes SA Preferred	2.90
Companhia Energetica de Minas Gerais Preferred	2.73

TOTAL	67.16%

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 69.72%, while the Index returned 74.70%.

The Brazilian market posted strong gains for the reporting period, fueled largely by rising oil prices, a strengthening currency, and rising interest rates. Oil prices escalated during the reporting period, reaching $70 per barrel. The increase benefited the Brazilian market whose largest company, oil company Petroleo Brasileiro SA, represented more than 28% of the Index as of August 31, 2005. The Brazilian currency, the real, climbed during the reporting period, reaching a three-year-high by May and becoming the best performing currency against the U.S. dollar among the 60 currencies tracked by Bloomberg. The Brazilian central bank increased its benchmark lending rate during the course of the reporting period, reaching 19.75% by May, in an effort to curtail inflation. The result was an inflow of foreign investment from investors seeking to capitalize on its high interest rates, benefiting the banking industry.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was largely positive for the reporting period. The preferred shares of diversified bank Banco Bradesco SA posted the strongest gains among the Fund’s ten largest holdings. The preferred shares of diversified bank Banco Itau Holding Financeira SA also delivered strong returns for the reporting period. Oil company Petroleo Brasileiro SA, whose preferred and common shares were the two largest Fund holdings, performed well, as did bank Unibanco Uniao de Bancos Brasileiros SA. The sole negative performer among the ten largest Fund holdings was the preferred shares of the telecommunications company Tele Norte Leste Participacoes SA.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI CANADA INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
43.35%	43.23%	43.69%	4.93%	5.04%	3.78%	12.80%	12.87%	13.43%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
43.35%	43.23%	43.69%	27.22%	27.87%	20.39%	212.94%	214.94%	230.15%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Financial	32.10%
Energy	27.73
Basic Materials	15.36
Communications	6.91
Industrial	5.55
Consumer Cyclical	4.12
Consumer Non-Cyclical	3.00
Technology	2.95
Diversified	1.62
Utilities	0.43
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Royal Bank of Canada	6.01%
EnCana Corp.	5.98
Manulife Financial Corp.	5.62
Bank of Nova Scotia	4.73
Suncor Energy Inc.	3.70
Canadian Natural Resources Ltd.	3.59
Bank of Montreal	3.36
Sun Life Financial Inc.	3.00
Petro-Canada	2.81
Canadian Imperial Bank of Commerce	2.78

TOTAL	41.58%

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 43.35%, while the Index returned 43.69%.

The Canadian market posted strong gains for the reporting period. Canada’s market strength was driven largely by two factors – rising oil prices and improving economic conditions in the U.S. Oil companies represent a relatively large part of the Canadian economy, accounting for more than 20% of the Index. During the course of the reporting period, oil prices escalated, reaching $70 per barrel by the end of the reporting period and boosting returns for oil companies. Canada’s exports to the U.S. also are important to its economy, representing approximately 85% of all of its exports. As the U.S. economy improved during the reporting period and the U.S. dollar strengthened, its demand for Canadian exports grew, also providing a boost to the Canadian economy and market.

All of the Fund’s ten largest holdings as of August 31, 2005 had positive returns for the reporting period. Two oil and gas exploration companies, Canadian Natural Resources Ltd. and EnCana Corp., were the strongest performers for the reporting period, each posting triple-digit gains. Integrated oil and gas company Suncor Energy Inc. also logged strong gains, as did integrated oil and gas company Petro-Canada. The largest Fund holding, Royal Bank of Canada, also contributed positively to Fund performance. The most modest returns among the Fund’s ten largest holdings came from Bank of Montreal.

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/05			Inception to 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
46.17%	47.06%	41.83%	42.68%	42.85%	40.27%	134.91%	135.58%	125.27%

Total returns for the periods since inception are calculated from the inception date of the Fund (4/7/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

PORTFOLIO ALLOCATION
As of 8/31/05
Sector	% of Net Assets
Financial	18.73%
Communications	16.06
Energy	13.70
Basic Materials	12.30
Industrial	11.17
Technology	10.28
Consumer Non-Cyclical	5.25
Utilities	4.60
Consumer Cyclical	4.52
Diversified	2.31
Exchange-Traded Funds	0.58
Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TOP TEN FUND HOLDINGS
As of 8/31/05
Security	% of Net Assets
Samsung Electronics Co. Ltd. GDR (South Korea)	5.99%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3.44
Kookmin Bank ADR (South Korea)	2.96
POSCO ADR (South Korea)	2.87
United Microelectronics Corp. ADR (Taiwan)	2.25
LUKOIL ADR (Russia)	2.18
Korea Electric Power Corp. ADR (South Korea)	2.04
AU Optronics Corp. ADR (Taiwan)	1.97
China Mobile Ltd. (Hong Kong)	1.76
Chunghwa Telecom Co. Ltd. ADR (Taiwan)	1.74

TOTAL	27.20%

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 46.17%, while the Index returned 41.83%.

Emerging markets, as represented by the Index, posted healthy gains for the reporting period. Rising oil prices, improving economic conditions in the U.S. and export demand from China were key drivers to performance in most emerging markets during the reporting period.

The South African market delivered strong gains for the reporting period, benefiting from economic growth. Annualized gross domestic product growth for the second quarter of 2005 was 5.0%, up from 3.5% in the first quarter of 2005. Slowing consumer inflation and low interest rates helped boost both consumer and business spending during the reporting period. Declining unemployment rates also contributed to a rise in consumer spending. While the escalating price of oil generally had a dampening effect on global economic growth, it appeared to help South African oil producers and suppliers. The South African currency, the rand, declined during the reporting period, helping companies in the precious metals and mining sectors since they pay their costs in rand but sell their metal in U.S. dollars.

The South Korean market posted strong gains for the reporting period. South Korea’s economic livelihood relies heavily on its export trade. Early in the reporting period, the won, South Korea’s currency, appreciated, making South Korean goods more expensive to its trading partners. As the reporting period progressed, however, the won began to depreciate, providing a boost to exports. Improved economic conditions in the U.S. and demand from some of its Asian neighbors also contributed to increased export trade. In July, export levels rose 12.35% over June, the largest increase in four months, reflecting higher export levels for cars, computer chips and ships.

The Taiwanese market delivered moderate gains for the reporting period, although its index returns lagged other Asian markets. Taiwan’s two leading trading partners are China and the U.S., and its export growth to both partners was somewhat volatile during the reporting period. However, U.S. economic conditions improved as the reporting period progressed, ultimately boosting demand for Taiwanese exports. China’s investments in steelmaking facilities declined 14% in the first quarter of 2005, contributing to a decline in Taiwan’s steel industry. Electronics exports to China, on the other hand, remained healthy.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was mostly positive for the reporting period. The best performer among the ten largest Fund holdings was integrated oil and gas company LUKOIL (Russia). Korea Electric Power Corp. (South Korea), also posted strong gains for the reporting period. Wireless telephone company China Mobile Ltd. (Hong Kong) and Kookmin Bank (South Korea) also performed well. The sole negative performer among the Fund’s ten largest holdings was semiconductor company United Microelectronics Corp. (Taiwan), which posted a modest decline for the reporting period.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.96%	22.17%	22.59%	1.41%	1.15%	2.39%	2.85%	2.90%	4.81%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.96%	22.17%	22.59%	7.25%	5.88%	12.53%	30.49%	31.17%	56.05%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

PORTFOLIO ALLOCATION
As of 8/31/05
Sector	% of Net Assets
Financial	41.56%
Diversified	20.66
Utilities	14.56
Consumer Cyclical	10.20
Industrial	7.24
Communications	4.06
Technology	0.81
Basic Materials	0.72
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Hutchison Whampoa Ltd.	13.15%
Cheung Kong Holdings Ltd.	10.01
Sun Hung Kai Properties Ltd.	8.30
CLP Holdings Ltd.	6.27
Hang Seng Bank Ltd.	6.23
Swire Pacific Ltd. Class A	4.87
BOC Hong Kong Holdings Ltd.	4.44
Hong Kong & China Gas Co. Ltd.	4.32
Esprit Holdings Ltd.	4.15
Hongkong Electric Holdings Ltd.	3.96

TOTAL	65.70%

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 21.96%, while the Index returned 22.59%.

The Hong Kong market delivered solid gains for the reporting period. Hong Kong’s economy continued to expand during the reporting period, and was on track for gross domestic product (“GDP”) growth of 4.6% in 2005, a more moderate rate than the 8.1% GDP growth rate in 2004. Contributing to Hong Kong’s economic growth was a strong real estate market, which benefited both Index and Fund performance for the reporting period. Healthy tourism levels also contributed to market returns, as did export trade. With mainland China serving as both its main export partner and its leading source of tourists, Hong Kong’s economy is sensitive to China’s economic well being. During the reporting period, this relationship benefited Hong Kong, as China provided demand in the forms of both exports and tourism.

The Fund’s ten largest holdings accounted for approximately 66% of the net assets of the Fund as of August 31, 2005. The strongest performer for the reporting period was retail clothing company Esprit Holdings Ltd. Real estate development companies also delivered gains for the reporting period: both Swire Pacific Ltd. and Cheung Kong Holdings Ltd. performed well. The largest Fund holding at more than 13% of the Fund’s net assets, Hutchison Whampoa Ltd., also contributed positively to Fund returns. The most modest gains came from electric utility CLP Holdings Ltd., which posted a slight gain for the reporting period.

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.39%	15.10%	13.02%	5.39%	5.48%	6.57%	(4.31)%	(4.34)%	(3.17)%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.39%	15.10%	13.02%	30.02%	30.57%	37.49%	(34.12)%	(34.29)%	(26.32)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Malaysia Fund, which has a NAV determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return will use the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Financial	29.92%
Consumer Cyclical	14.86
Industrial	13.46
Consumer Non-Cyclical	13.22
Communications	12.04
Utilities	8.96
Diversified	4.48
Energy	1.78
Technology	0.66
Basic Materials	0.49
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Malayan Banking Bhd	10.43%
Commerce Asset Holdings Bhd	5.76
Tenaga Nasional Bhd	4.81
Telekom Malaysia Bhd	4.81
Malaysia International Shipping Corp. Bhd	4.55
Maxis Communications Bhd	4.49
Genting Bhd	4.04
Sime Darby Bhd	3.96
Public Bank Bhd	3.86
IOI Corp. Bhd	3.78

TOTAL	50.49%

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 12.39%, while the Index returned 13.02%.

The Malaysian market posted moderate gains for the reporting period. Malaysia’s economy remained healthy during the reporting period. For the second quarter of 2005, gross domestic product growth was 4.1%, slowing from 7.1% in the fourth quarter of 2004. Because exporting plays an important role in Malaysia’s economy, the country was negatively affected by higher oil prices during the reporting period. High oil prices had a dampening effect on global economic growth, weighing on export demand.

Malaysia competes with China for much of its export trade with Europe and other Asian countries. Shortly after China had announced changes to its foreign currency policy, the central bank of Malaysia, Bank Negara, announced a change in its currency peg to allow the ringgit to fluctuate against an undisclosed but “trade-weighted” currency basket. Malaysia had imposed capital controls to halt a slide in the ringgit during a financial crisis in 1998. These currency controls had resulted in the ringgit, like the renminbi (China’s currency), widely being viewed as undervalued.

Tourism, another important industry for Malaysia, also rebounded during the reporting period as economic conditions in Asia, particularly China, translated into increased tourism for Malaysia.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was mostly positive for the reporting period. The strongest performer was Malaysia International Shipping Corp. Bhd Agriculture company IOI Corp. Bhd also performed well for the reporting period. Casinos and gaming company Genting Bhd posted healthy gains as well. The sole negative performance among the Fund’s ten largest holdings came from telecommunications company Telekom Malaysia Bhd, which posted a slight decline for the reporting period.

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI MEXICO INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
51.77%	52.20%	54.08%	13.48%	13.66%	14.61%	14.22%	14.30%	16.14%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
51.77%	52.20%	54.08%	88.21%	89.72%	97.74%	252.37%	254.70%	313.11%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Communications	46.41%
Industrial	15.25
Consumer Cyclical	10.91
Consumer Non-Cyclical	10.37
Basic Materials	5.86
Diversified	5.79
Financial	5.33
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
America Movil SA de CV Series L	23.52%
Cemex SA de CV Series CPO	13.72
Telefonos de Mexico SA de CV Series L	12.79
Fomento Economico Mexicano SA de CV Class UBD	4.93
Wal-Mart de Mexico SA de CV Series V	4.84
Grupo Televisa SA Series CPO	4.72
Grupo Financiero Banorte SA de CV Series O	4.06
Grupo Carso SA de CV Series A1	3.29
Kimberly-Clark de Mexico SA de CV Class A	2.97
Grupo Modelo SA de CV Series C	2.75

TOTAL	77.59%

The iShares MSCI Mexico Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 51.77%, while the Index returned 54.08%.

The Mexican market delivered strong gains for the reporting period. Because Mexico relies on the U.S. for roughly 80% of its exports, its economic well-being is closely linked to that of the U.S. During the reporting period, the relationship benefited the Mexican economy, as economic conditions in the U.S. improved, boosting demand for Mexican exports. Oil accounts for approximately 15% of Mexico’s export earnings, which also benefited the Mexican economy during the reporting period. Oil prices escalated during the reporting period, reaching $70 per barrel, boosting returns for oil companies.

All of the Fund’s ten largest holdings as of August 31, 2005 posted double-digit gains for the reporting period. The diversified bank Grupo Financiero Banorte SA de CV logged the strongest gains. Top Fund holding America Movil SA de CV, the wireless telephone carrier, also performed well for the reporting period. The construction materials company Cemex SA de CV and the soft drink maker Fomento Economico Mexicano SA de CV contributed positively to Fund performance. The most modest gains, albeit double-digit gains, among the Fund’s ten largest holdings came from the telephone company Telefonos de Mexico SA de CV.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/05			Inception to 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.27%	34.82%	33.13%	21.35%	21.71%	21.30%	110.71%	113.16%	110.29%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Financial	46.21%
Basic Materials	11.49
Industrial	8.74
Consumer Non-Cyclical	6.71
Communications	6.26
Consumer Cyclical	6.07
Diversified	5.55
Utilities	4.29
Energy	2.95
Technology	0.93
Short-Term and Other Net Assets	0.80

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
BHP Billiton Ltd. (Australia)	7.09%
National Australia Bank Ltd. (Australia)	4.73
Commonwealth Bank of Australia (Australia)	4.62
Australia & New Zealand Banking Group Ltd. (Australia)	3.91
Westpac Banking Corp. Ltd. (Australia)	3.44
Hutchison Whampoa Ltd. (Hong Kong)	2.73
Westfield Group (Australia)	2.43
Cheung Kong Holdings Ltd. (Hong Kong)	2.11
Sun Hung Kai Properties Ltd. (Hong Kong)	1.76
Woolworths Ltd. (Australia)	1.68

TOTAL	34.50%

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific Free ex-Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 33.27%, while the Index returned 33.13%.

The markets comprising the Index – Australia, Hong Kong, New Zealand and Singapore, all posted gains for the reporting period.

The Australian market delivered solid gains for the reporting period. Australia’s economy continued to appear healthy during the reporting period: with annualized gross domestic product growth for the second quarter of 2005 of 2.60%, the economy is now in its 14th year of uninterrupted expansion, the longest expansion in Australia since 1945. Inflation remained low, and export trade continued to grow for most of the reporting period, due in part to strong demand from China.

Contributing to Hong Kong’s economic growth was a strong real estate market, which benefited Fund performance for the reporting period. Healthy tourism levels also contributed to market returns, as did export trade. With mainland China serving as both its main export partner and its leading source of tourists, Hong Kong’s economy is sensitive to China’s economic well being. During the reporting period, this relationship benefited Hong Kong, as China provided demand in the forms of both exports and tourism.

Because Singapore depends so heavily on exports, it is sensitive to the economic health of both the United States and its Asian neighbors. During the reporting period, improved conditions in the U.S. benefited Singapore’s economic growth, as did continued demand of exports to China. In July 2005, annualized gross domestic product growth was reported at 14% for the second quarter of 2005.

All of the Fund’s ten largest holdings as of August 31, 2005 posted gains for the reporting period. The strongest performance came from the largest holding, mining company BHP Billiton Ltd. (Australia). Retail chain Woolworths Ltd. (Australia) also performed well for the reporting period. Real estate development company Cheung Kong Holdings Ltd. (Hong Kong) and industrial conglomerate Hutchison Whampoa Ltd. (Hong Kong) also contributed positively to Fund performance, as did Commonwealth Bank of Australia (Australia). The most modest returns for the reporting period among the Fund’s ten largest holdings came from real estate development company Sun Hung Kai Properties Ltd. (Hong Kong).

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.06%	24.21%	22.19%	2.69%	2.60%	2.34%	(2.84)%	(2.77)%	(2.44)%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.06%	24.21%	22.19%	14.18%	13.68%	12.29%	(23.86)%	(23.40)%	(20.87)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	17

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Financial	48.97%
Communications	17.27
Industrial	14.28
Diversified	5.69
Consumer Cyclical	5.49
Consumer Non-Cyclical	4.55
Technology	2.37
Energy	0.42
Short-Term and Other Net Assets	0.96

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Singapore Telecommunications Ltd.	12.41%
United Overseas Bank Ltd.	11.93
DBS Group Holdings Ltd.	11.91
Oversea-Chinese Banking Corp.	10.50
Singapore Press Holdings Ltd.	4.49
Keppel Corp. Ltd.	4.43
Singapore Airlines Ltd.	3.91
City Developments Ltd.	3.25
Singapore Technologies Engineering Ltd.	2.78
Fraser & Neave Ltd.	2.55

TOTAL	68.16%

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 24.06%, while the Index returned 22.19%.

Singapore’s market posted solid gains for the reporting period. The Singaporean economy appeared to improve during the course of the reporting period. Because it depends so heavily on exports, Singapore is sensitive to the economic health of both the United States and its Asian neighbors. During the reporting period, improved conditions in the U.S. benefited Singapore’s economic growth, as did continued demand for exports to China. In July 2005, annualized gross domestic product growth was reported at 14% for the second quarter 2005.

The Fund’s ten largest holdings accounted for about 68% of the Fund’s net assets as of August 31, 2005. Industrial conglomerate Keppel Corp. Ltd. was the strongest performer by far among the ten largest Fund holdings. City Developments Ltd., which operates hotels and resorts, also performed well for the reporting period. Aerospace firm Singapore Technologies Engineering Ltd. contributed positively to Fund performance, as did Singapore Telecommunications Ltd. Banking company DBS Group Holdings Ltd., had the smallest gain among the ten largest holdings.

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/05			Inception to 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.62%	42.19%	42.25%	36.58%	37.61%	38.15%	123.19%	127.54%	130.21%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	19

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Financial	30.39%
Basic Materials	15.75
Communications	13.15
Energy	13.01
Consumer Cyclical	9.58
Diversified	7.99
Industrial	5.05
Consumer Non-Cyclical	4.92
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Sasol Ltd.	13.01%
Standard Bank Group Ltd.	9.00
Old Mutual PLC	6.77
MTN Group Ltd.	6.51
Impala Platinum Holdings Ltd.	4.74
FirstRand Ltd.	4.49
Sanlam Ltd.	3.74
Telkom South Africa Ltd.	3.35
AngloGold Ashanti Ltd.	3.31
Naspers Ltd.	3.28

TOTAL	58.20%

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 40.62%, while the Index returned 42.25%.

The South African market delivered strong gains for the reporting period, benefiting from economic growth. Annualized gross domestic product growth for the second quarter of 2005 was 5.0%, up from 3.5% in the first quarter of 2005. Slowing consumer inflation and low interest rates helped boost both consumer and business spending during the reporting period. Declining unemployment rates also contributed to a rise in consumer spending. While the escalating price of oil generally had a dampening effect on global economic growth, it helped South African oil producers and suppliers. The South African currency, the rand, declined during the reporting period, helping companies in the precious metals and mining sectors since they pay their costs in rand but sell their metal in U.S. dollars.

Among the Fund’s ten largest holdings as of August 31, 2005, returns were mostly positive for the reporting period. Broadcasting and cable television company Naspers Ltd. was the strongest performer for the reporting period. Top Fund holding Sasol Ltd., an oil and gas exploration and production company, also delivered strong gains. Telkom South Africa Ltd. and Standard Bank Group Ltd. both contributed positively to Fund performance for the reporting period, as did wireless telecommunications company MTN Group Ltd. The only negative performer among the Fund’s ten largest holdings was AngloGold Ashanti Ltd.

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.29%	42.65%	45.83%	14.33%	13.07%	15.45%	11.02%	10.80%	11.62%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.29%	42.65%	45.83%	95.38%	84.83%	105.12%	74.26%	72.48%	79.43%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/9/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the South Korea Fund, the NAV of which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	21

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Industrial	40.08%
Financial	17.01
Consumer Cyclical	14.66
Basic Materials	8.96
Communications	6.77
Consumer Non-Cyclical	5.22
Energy	3.68
Utilities	3.51
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Samsung Electronics Co. Ltd.	23.31%
Kookmin Bank	7.00
POSCO	6.39
Hyundai Motor Co. Ltd.	4.93
Korea Electric Power Corp.	3.51
Shinhan Financial Group Ltd.	3.03
LG Electronics Inc.	2.89
SK Telecom Co. Ltd.	2.61
Shinsegae Department Store Co. Ltd.	2.24
SK Corp.	2.24

TOTAL	58.15%

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 44.29%, while the Index returned 45.83%.

The South Korean market posted robust gains for the reporting period. South Korea’s economic livelihood relies heavily on its export trade, which overcame challenges on several fronts in the first few months of the reporting period before ultimately contributing to the healthy market returns. Early in the reporting period, the won, South Korea’s currency, appreciated, making South Korean goods more expensive to its trading partners. Escalating oil prices also threatened export growth, as it had a dampening effect on global economic growth. As the reporting period progressed, however, conditions improved considerably for South Korea’s export trade. The won began to depreciate, making South Korean goods less expensive to its export partners. Improved economic conditions in the U.S. and demand from some of its Asian neighbors also contributed to increased export trade. In July, export levels rose 12.35% over June, the largest increase in four months, reflecting higher export levels for cars, computer chips and ships.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was positive for the reporting period. The strongest performer among the Fund’s ten largest holdings was electric utility company Korea Electric Power Corp. Financial company Shinhan Financial Group Ltd. also delivered strong gains for the reporting period. Automobile manufacturer Hyundai Motor Co. Ltd. contributed positively to Fund performance, as did Kookmin Bank. Among the ten largest Fund holdings, SK Telecom Co. Ltd. posted the smallest return for the reporting period.

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.28%	10.15%	10.10%	(6.59)%	(7.07)%	(5.66)%	(8.64)%	(8.74)%	(7.78)%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.28%	10.15%	10.10%	(28.87)%	(30.68)%	(25.28)%	(37.48)%	(37.84)%	(34.36)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/20/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Taiwan Fund, the NAV of which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	23

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Technology	34.80%
Industrial	22.45
Financial	21.04
Basic Materials	11.42
Communications	4.89
Consumer Cyclical	3.87
Consumer Non-Cyclical	0.75
Short-Term and Other Net Assets	0.78

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	14.54%
Hon Hai Precision Industry Co. Ltd.	6.24
United Microelectronics Corp.	4.56
Cathay Financial Holding Co. Ltd.	4.21
AU Optronics Corp.	3.31
Chunghwa Telecom Co. Ltd.	3.22
China Steel Corp.	3.13
MediaTek Inc.	2.92
Formosa Plastic Co.	2.83
Nan Ya Plastic Corp.	2.74

TOTAL	47.70%

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 9.28%, while the Index returned 10.10%.

The Taiwanese market delivered moderate gains for the reporting period, although its index lagged other Asian markets. Taiwan’s two leading trading partners are China and the U.S., and export growth to both partners was somewhat volatile during the reporting period. For much of the reporting period, rising oil prices weighed on economic growth, having a negative effect on export demand. However, U.S. economic conditions improved as the reporting period progressed, ultimately boosting demand for Taiwanese exports. China’s investments in steelmaking facilities declined 14% in the first quarter of 2005, contributing to a decline in Taiwan’s steel industry, although electronics exports to China remained healthy.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was mixed for the reporting period. Electronics manufacturer Hon Hai Precision Industry Co. Ltd. logged the strongest gains among the Fund’s ten largest holdings. Semiconductor companies MediaTek Inc. and Taiwan Semiconductor Manufacturing Co. Ltd. also performed well for the reporting period, as did electronic equipment manufacturer AU Optronics Corp. On the negative side, Nan Ya Plastic Corp. posted a decline for the reporting period, as did China Steel Corp. and United Microelectronics Corp.

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (March 1, 2005)	Ending Account Value (August 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (March 1 to August 31, 2005)
Australia
Actual	$1,000.00	$1,028.70	0.57%	$2.91
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Brazil
Actual	1,000.00	1,119.60	0.74	3.95
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.74	3.77
Canada
Actual	1,000.00	1,157.40	0.57	3.10
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Emerging Markets
Actual	1,000.00	1,061.80	0.78	4.05
Hypothetical (5% return before expenses)	1,000.00	1,021.27	0.78	3.97

SHAREHOLDER EXPENSES	25

Shareholder Expenses (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (March 1, 2005)	Ending Account Value (August 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (March 1 to August 31, 2005)
Hong Kong
Actual	$1,000.00	$1,089.60	0.57%	$3.00
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Malaysia
Actual	1,000.00	1,011.30	0.57	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Mexico
Actual	1,000.00	1,086.00	0.57	3.00
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
Pacific ex-Japan
Actual	1,000.00	1,042.70	0.50	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
Singapore
Actual	1,000.00	1,064.40	0.57	2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
South Africa
Actual	1,000.00	1,027.50	0.74	3.78
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.74	3.77
South Korea
Actual	1,000.00	1,016.70	0.74	3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.74	3.77
Taiwan
Actual	1,000.00	939.90	1.21	5.92
Hypothetical (5% return before expenses)	1,000.00	1,019.11	1.21	6.16

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.21%

AIRLINES – 0.44%
Qantas Airways Ltd.	679,528	$1,638,472

		1,638,472

APPAREL – 0.26%
Billabong International Ltd.	97,566	949,063

		949,063

BANKS – 27.20%
Australia & New Zealand Banking Group Ltd.	1,329,766	22,134,599
Commonwealth Bank of Australia[1]	933,745	26,231,708
National Australia Bank Ltd.[1]	1,137,159	26,744,281
Suncorp-Metway Ltd.	398,243	5,893,063
Westpac Banking Corp. Ltd.	1,313,505	19,476,259

		100,479,910

BEVERAGES – 2.72%
Coca-Cola Amatil Ltd.	380,265	2,467,896
Foster’s Group Ltd.	1,459,248	6,302,656
Lion Nathan Ltd.	213,918	1,291,903

		10,062,455

BIOTECHNOLOGY – 0.56%
Sonic Healthcare Ltd.	180,588	2,075,425

		2,075,425

BUILDING MATERIALS – 3.58%
Boral Ltd.	422,180	2,302,295
CSR Ltd.	662,055	1,332,771
James Hardie Industries NV	335,623	2,173,130
Rinker Group Ltd.	686,295	7,407,886

		13,216,082

COMMERCIAL SERVICES – 1.28%
Brambles Industries Ltd.[1]	707,101	4,716,514

		4,716,514

COMPUTERS – 0.38%
Computershare Ltd.	281,083	1,410,385
		1,410,385

DIVERSIFIED FINANCIAL SERVICES – 3.72%
Australian Stock Exchange Ltd.[1]	74,841	1,492,557
Babcock & Brown Ltd.[1]	109,181	1,521,310
Challenger Financial Services Group Ltd.[2]	293,607	789,544
Macquarie Bank Ltd.	163,620	7,757,648
Perpetual Trustees Australia Ltd.	28,684	1,317,106
SFE Corp. Ltd.	97,667	849,539

		13,727,704

ENGINEERING & CONSTRUCTION – 0.86%
Downer EDI Ltd.	202,101	918,439
Leighton Holdings Ltd.[1]	99,384	1,111,573
Multiplex Group	457,025	1,153,469

		3,183,481

ENTERTAINMENT – 2.09%
Aristocrat Leisure Ltd.[1]	225,331	2,120,795
TABCORP Holdings Ltd.	381,881	4,733,024
UNiTAB Ltd.	87,365	867,552

		7,721,371

FOOD – 2.56%
Woolworths Ltd.[1]	774,367	9,452,069

		9,452,069

FOREST PRODUCTS & PAPER – 0.22%
PaperlinX Ltd.[1]	325,422	794,432

		794,432

GAS – 1.37%
Alinta Ltd.[1]	183,618	1,517,171
Australian Gas Light Co. Ltd.	333,098	3,550,431

		5,067,602

HEALTH CARE – PRODUCTS – 0.34%
Cochlear Ltd.[1]	39,592	1,249,060

		1,249,060

HEALTH CARE – SERVICES – 0.23%
DCA Group Ltd.[1]	292,294	860,662

		860,662

HOLDING COMPANIES – DIVERSIFIED – 0.68%
Patrick Corp. Ltd. [1]	477,023	2,522,543

		2,522,543

HOUSEHOLD PRODUCTS & WARES – 0.21%
Pacific Brands Ltd.[1]	367,741	762,391

		762,391

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2005

Security	Shares	Value
INSURANCE – 5.91%
AMP Ltd.	1,356,228	$7,508,045
AXA Asia Pacific Holdings Ltd.	634,179	2,348,472
Insurance Australia Group Ltd.	1,162,308	4,723,296
QBE Insurance Group Ltd.	562,772	7,228,618

		21,808,431

INVESTMENT COMPANIES – 1.85%
Macquarie Airports	453,995	1,087,849
Macquarie Communications Infrastructure Group	242,400	1,145,275
Macquarie Infrastructure Group	1,578,731	4,613,010

		6,846,134

IRON & STEEL – 1.25%
BHP Steel Ltd.[1]	521,059	3,647,787
OneSteel Ltd.[1]	409,656	984,682

		4,632,469

MANUFACTURING – 3.35%
Ansell Ltd.	105,848	848,347
Futuris Corp. Ltd.	387,133	581,590
Orica Ltd.	198,667	2,838,330
Wesfarmers Ltd.[1]	274,417	8,121,456

		12,389,723

MEDIA – 1.13%
APN News & Media Ltd.[1]	213,918	817,884
John Fairfax Holdings Ltd.	673,569	2,200,888
Publishing & Broadcasting Ltd.	94,839	1,148,362

		4,167,134

MINING – 15.15%
Alumina Ltd.	848,400	3,791,790
BHP Billiton Ltd.[1]	2,613,880	40,171,491
Iluka Resources Ltd.	169,579	1,082,724
Newcrest Mining Ltd.	241,087	3,076,762
Rio Tinto Ltd.[1]	207,151	7,828,310

		55,951,077
OIL & GAS – 4.49%
Caltex Australia Ltd.	98,172	1,275,735
Origin Energy Ltd.	576,508	3,139,569
Santos Ltd.	430,462	3,744,295
Woodside Petroleum Ltd.	340,269	8,419,235

		16,578,834

PACKAGING & CONTAINERS – 0.86%
Amcor Ltd.	639,532	3,170,537

		3,170,537

PHARMACEUTICALS – 1.44%
CSL Ltd.	138,269	3,559,308
Mayne Group Ltd.	464,297	1,743,783

		5,303,091

REAL ESTATE – 10.43%
Centro Properties Group	567,822	2,537,791
Commonwealth Property Office Fund	974,549	929,681
DB RREEF Trust	1,896,174	1,944,185
Gandel Retail Trust	1,104,637	1,468,654
GPT Group	1,323,908	3,888,313
ING Industrial Fund	508,939	856,329
Investa Property Group[1]	1,090,901	1,688,026
Lend Lease Corp Ltd.[1]	261,287	2,586,782
Macquarie Goodman Group	867,893	2,783,689
Mirvac Group	623,877	1,790,148
Stockland Trust Group	944,047	4,183,813
Westfield Group	1,060,702	13,879,321

		38,536,732

RETAIL – 1.83%
Coles Myer Ltd.	805,677	5,985,273
Harvey Norman Holdings Ltd.[1]	385,719	767,792

		6,753,065

TELECOMMUNICATIONS – 2.30%
Telstra Corp. Ltd.[1]	1,542,371	5,422,023
Transurban Group[1]	571,862	3,071,312

		8,493,335

TRANSPORTATION – 0.52%
Toll Holdings Ltd.[1]	180,487	1,908,865

		1,908,865

TOTAL COMMON STOCKS (Cost: $322,276,512)		366,429,048

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 21.35%

CERTIFICATES OF DEPOSIT[3] – 2.42%
Banco Bilbao Vizcaya Argentaria SA
3.18% – 3.83%, 09/14/05 – 01/25/06	$510,329	$510,330
Bank of Nova Scotia
3.45% – 3.56%, 09/26/05 – 01/03/06	221,143	221,126
Credit Suisse First Boston
3.53%, 05/09/06	340,220	340,220
Danske Bank
3.50%, 10/17/05	340,220	340,207
Dexia Credit Local
3.61%, 08/30/06	170,110	170,076
First Tennessee Bank
3.52%, 09/15/05	578,373	578,373
Fortis Bank NY
3.83% – 3.84%, 01/25/06	510,329	510,333
HBOS Treasury Services PLC
3.39%, 12/14/05	204,132	204,132
HSBC Bank USA N.A.
3.72%, 08/03/06	170,110	170,165
Royal Bank of Scotland
3.61%, 06/27/06	170,110	170,089
Societe Generale
3.51% – 3.60%, 03/30/06 – 06/13/06	527,340	527,247
Toronto–Dominion Bank
2.66% – 3.94%, 09/14/05 – 07/10/06	1,207,780	1,207,804
UBS AG
2.67% – 3.40%, 11/09/05 – 12/15/05	272,176	272,175
US Bank N.A.
3.54%, 09/19/05	850,549	850,549
Washington Mutual Bank
3.50% – 3.55%, 09/15/05 – 09/19/05	1,530,988	1,530,989
Wells Fargo Bank N.A.
3.50%, 09/06/05 – 09/20/05	1,343,867	1,343,867

		8,947,682

COMMERCIAL PAPER[3] – 4.88%
Alpine Securitization Corp.
3.52%, 09/09/05	680,439	679,907
Amstel Funding Corp.
3.49% – 3.91%, 09/15/05 – 02/15/06	717,863	714,020
Aspen Funding Corp.
3.49%, 09/01/05	340,220	340,220
Barton Capital Corp.
3.51%, 09/07/05	385,826	385,600
Blue Ridge Asset Funding Corp.
3.48% – 3.49%, 09/09/05 – 09/21/05	561,362	560,671
Bryant Park Funding LLC
3.51% – 3.92%, 09/06/05 – 02/22/06	173,168	171,481
Cantabric Finance LLC
3.73%, 10/31/05	130,804	129,991
Charta LLC
3.54%, 09/20/05	238,154	237,709
Chesham Finance LLC
3.54%, 09/15/05	102,066	101,925
Dorada Finance Inc.
3.76%, 01/26/06	34,022	33,500
Edison Asset Securitization LLC
3.12%, 09/06/05	255,165	255,054
Fairway Finance LLC
3.15% – 3.56%, 09/15/05 – 10/20/05	438,730	438,359
Ford Credit Floorplan Motown
3.47% – 3.72%, 09/09/05 – 11/08/05	1,547,890	1,540,827
Gemini Securitization Corp.
3.49%, 09/06/05	545,814	545,550
Georgetown Funding Co. LLC
3.49% – 3.53%, 09/20/05 – 09/21/05	1,105,714	1,103,576
Giro Funding Corp.
3.53% – 3.56%, 09/16/05 – 09/22/05	255,165	254,738

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2005

Security	Principal	Value
Grampian Funding LLC
3.13% – 3.84%, 09/09/05 – 01/31/06	$527,340	$521,694
Greenwich Capital Holdings Inc.
3.48% – 3.53%, 09/02/05 – 02/10/06	391,253	391,253
HSBC PLC
3.88%, 02/03/06	102,066	100,361
Jupiter Securitization Corp.
3.51%, 09/21/05	192,860	192,484
Leafs LLC
3.61%, 01/20/06 – 02/21/06[4]	357,199	357,199
Lockhart Funding LLC
3.47% – 3.55%, 09/16/05 – 09/19/05	468,969	468,269
Mortgage Interest Networking Trust
3.47% – 3.51%, 09/01/05 – 09/21/05	833,538	832,449
New Center Asset Trust
3.60%, 09/01/05	1,190,769	1,190,769
Park Avenue Receivables Corp.
3.50%, 09/19/05	191,897	191,562
Park Granada LLC
3.48% – 3.51%, 09/15/05 – 09/20/05	460,668	459,963
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	340,220	333,975
Scaldis Capital LLC
3.52%, 09/07/05	680,439	680,040
Sedna Finance Inc.
3.92%, 02/21/06	85,055	83,453
Solitaire Funding Ltd.
3.49% – 3.52%, 09/02/05 – 09/06/05	1,000,246	999,982
Sydney Capital Corp.
3.49%, 09/01/05	210,188	210,188
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	714,461	713,126

Security	Shares or Principal	Value
Three Pillars Funding Corp.
3.49% – 3.52%, 09/01/05 – 09/07/05	$728,975	$728,726
Thunder Bay Funding Inc.
3.50%, 09/01/05	56,868	56,868
Tulip Funding Corp.
3.49%, 09/01/05	1,255,312	1,255,312
Windmill Funding Corp.
3.52%, 09/09/05	156,501	156,379
World Savings Bank
3.51%, 09/09/05	119,078	119,078
Yorktown Capital LLC
3.53%, 09/19/05	493,318	492,448

		18,028,706

MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	105,468	105,459
K2 USA LLC
3.94%, 07/07/06[4]	204,132	204,123

		309,582

MONEY MARKET FUNDS – 0.44%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.63%[3,5,6]	1,360,878	1,360,878
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[5,6]	108,353	108,353
BlackRock Temp Cash Money Market Fund
3.41%[3,6]	36,049	36,049
Short Term Investments Co. – Prime Money Market Portfolio, Institutional Shares
3.50%[3,6]	119,266	119,266

		1,624,546

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 4.12%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $8,166,087 and an effective yield of 3.60%.[7]	$8,165,270	$8,165,270
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $6,294,692 and an effective yield of 3.60%.[7]	6,294,062	6,294,062
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $741,753 and an effective yield of 3.60%.[7]	741,679	741,679

		15,201,011

TIME DEPOSITS[3] – 0.86%
Abbey National Treasury Services PLC
3.50%, 09/01/05	680,439	680,439
Chase Bank USA N.A.
3.58%, 09/01/05	1,871,208	1,871,208
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	449,149	449,149
Natexis Banques Populaires
3.51%, 09/20/05[8]	170,110	170,110

		3,170,906

VARIABLE & FLOATING RATE NOTES[3] – 8.55%
Allstate Life Global Funding II
3.58% – 3.66%, 07/08/06 – 07/27/06[4]	632,808	632,811
American Express Bank
3.55% – 3.63%, 10/17/05 – 07/19/06	918,593	918,596
American Express Centurion Bank
3.55% – 3.63%, 06/29/06 – 07/19/06	561,362	561,362
American Express Credit Corp.
3.65%, 10/26/05	680,439	680,490
ASIF Global Financing XXII
3.99%, 05/30/06[4]	340,220	340,644
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	221,143	221,143
Bank of America N.A.
3.56%, 08/10/06	1,701,098	1,701,098
Beta Finance Inc.
3.51% – 3.72%, 09/23/05 – 06/09/06[4]	1,748,729	1,748,706
BMW US Capital LLC
3.54%, 07/14/06[4]	340,220	340,220
Canadian Imperial Bank of Commerce
3.50% – 3.61%, 09/13/05 – 12/14/05	1,156,747	1,156,698
CC USA Inc.
3.52% – 3.59%, 03/23/06 – 07/14/06[4]	915,191	915,153
Commodore CDO Ltd.
3.47%, 12/12/05[4]	85,055	85,055
Credit Suisse First Boston
3.57%, 07/19/06	850,549	850,549
DEPFA Bank PLC
3.42%, 03/15/06	340,220	340,220
Dorada Finance Inc.
3.59% – 3.62%, 03/27/06 – 06/26/06[4]	540,949	540,977
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	340,220	340,220
Fifth Third Bancorp
3.58%, 04/21/06[4]	680,439	680,439
Five Finance Inc.
3.60% – 3.63%, 02/27/06 – 06/26/06[4]	238,154	238,159
General Electric Capital Corp.
3.66%, 07/07/06	153,099	153,237
Hartford Life Global Funding Trust
3.56%, 08/15/06	340,220	340,220

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2005

Security	Principal	Value
HBOS Treasury Services PLC
3.51% – 3.57%, 01/10/06 – 04/24/06[4]	$1,020,659	$1,020,660
HSBC Bank USA N.A.
3.70%, 05/04/06	119,077	119,142
K2 USA LLC
3.47% – 3.58%, 09/12/05 – 06/02/06[4]	1,326,856	1,326,868
Links Finance LLC
3.52% – 3.71%, 11/16/05 – 03/15/06[4]	1,326,856	1,327,000
Lothian Mortgages PLC
3.63%, 01/24/06	340,220	340,220
Marshall & Ilsley Bank
3.71%, 02/20/06	340,220	340,412
Metropolitan Life Global Funding I
3.55% – 4.01%, 08/28/06 – 09/06/06[4]	680,439	680,738
National City Bank (Ohio)
3.50%, 01/06/06	170,110	170,092
Nationwide Building Society
3.51% – 3.62%, 01/13/06 – 07/07/06[4]	1,258,812	1,258,935
Nordea Bank AB
3.55%, 08/11/06[4]	595,384	595,384
Northern Rock PLC
3.54% – 3.61%, 10/25/05 – 08/03/06[4]	1,088,703	1,088,722
Permanent Financing PLC
3.53% – 3.54%, 09/12/05 – 06/12/06[4]	1,309,845	1,309,845
Principal Life Income Funding Trusts
3.74%, 05/10/06	255,165	255,174
Royal Bank of Scotland
3.47% – 3.61%, 04/05/06 – 08/30/06	1,135,483	1,135,224
Sedna Finance Inc.
3.54%, 01/10/06 – 01/17/06[4]	187,121	187,106
Sigma Finance Inc.
3.50% – 3.72%, 09/15/05 – 08/15/06[4]	1,942,654	1,942,664
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	340,220	340,220
Strips III LLC
3.69%, 07/24/06[4,8]	99,939	99,939
SunTrust Bank
3.63%, 04/28/06	510,329	510,329
Tango Finance Corp.
3.54% – 3.60%, 09/15/05 – 06/21/06[4]	826,734	826,683
Toyota Motor Credit Corp.
3.57%, 04/10/06	153,099	153,097
Unicredito Italiano SpA
3.34%, 06/14/06	442,285	442,163
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	819,026	819,026
Wells Fargo & Co.
3.56%, 09/15/06[4]	170,110	170,127
WhistleJacket Capital LLC
3.52% – 3.62%, 09/15/05 – 07/28/06[4]	1,360,878	1,360,819
White Pine Finance LLC
3.47% – 3.61%, 11/01/05 – 06/20/06[4]	717,863	717,845
Winston Funding Ltd.
3.71%, 10/23/05[4]	242,917	242,917

		31,567,348

TOTAL SHORT-TERM INVESTMENTS (Cost: $78,849,781)		78,849,781

TOTAL INVESTMENTS IN SECURITIES – 120.56% (Cost: $401,126,293)		445,278,829
Other Assets, Less Liabilities – (20.56)%		(75,923,561)

NET ASSETS – 100.00%		$369,355,268

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2005

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 33.12%

AGRICULTURE – 0.80%
Souza Cruz SA	392,000	$4,392,530

		4,392,530

BANKS – 3.82%
Unibanco Uniao de Bancos Brasileiros SA	2,352,010	21,114,181

		21,114,181

CHEMICALS – 1.34%
Braskem SA Class A	745,036	7,409,250

		7,409,250

COMMERCIAL SERVICES – 0.85%
Cia de Concessoes Rodoviarias	196,000	4,675,382

		4,675,382

COSMETICS & PERSONAL CARE – 0.72%
Natura Cosmeticos SA	117,600	3,993,209

		3,993,209

ELECTRIC – 1.18%
Centrais Eletricas Brasileiras SA	470,400,000	6,508,930

		6,508,930

HEALTH CARE - SERVICES – 0.43%
Diagnosticos da America SA1	196,000	2,354,329

		2,354,329

HOLDING COMPANIES - DIVERSIFIED – 0.04%
Contax Participacoes SA1	340,138	248,318

		248,318

IRON & STEEL – 2.23%
Companhia Siderurgica Nacional SA	627,284	12,335,343

		12,335,343

MINING – 8.00%
Companhia Vale do Rio Doce ADR[2]	1,284,584	44,176,844

		44,176,844

OIL & GAS – 10.98%
Petroleo Brasileiro SA	960,900	60,647,636

		60,647,636

TELECOMMUNICATIONS – 1.93%
Brasil Telecom Participacoes SA	313,600,000	4,218,158
Tele Norte Leste Participacoes SA	316,138	6,420,714

		10,638,872

WATER – 0.80%
Companhia de Saneamento Basico do Estado de Sao Paulo	70,560,000	4,432,162

		4,432,162

TOTAL COMMON STOCKS (Cost: $108,656,294)		182,926,986

PREFERRED STOCKS – 66.26%

AEROSPACE & DEFENSE – 2.37%
Embraer-Empresa Brasileira de Aeronautica SA	1,450,443	13,113,088

		13,113,088

AIRLINES – 0.60%
Gol Linhas Aereas Inteligentes SA	196,000	3,323,514

		3,323,514

BANKS – 12.25%
Banco Bradesco SA	627,284	26,624,958
Banco Itau Holding Financeira SA	196,037	41,021,325

		67,646,283

BEVERAGES – 4.57%
Companhia de Bebidas das Americas	78,400,000	25,257,046

		25,257,046

BUILDING MATERIALS – 0.55%
Duratex SA	319,110	3,006,894

		3,006,894

ELECTRIC – 4.42%
Centrais Eletricas Brasileiras SA Class B	313,600,000	4,179,557
Companhia Energetica de Minas Gerais	431,200,000	15,071,867
Companhia Paranaense de Energia Class B	588,000,000	3,376,755
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA1	47,040,000	1,796,944

		24,425,123

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2005

Security	Shares	Value
FOOD – 1.81%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	162,172,000	$3,882,216
Sadia SA	2,744,000	6,126,248

		10,008,464

FOREST PRODUCTS & PAPER – 2.91%
Aracruz Celulose SA Class B	2,038,400	7,440,679
Klabin SA	2,352,000	4,532,292
Votorantim Celulose e Papel SA	352,800	4,080,560

		16,053,531

GAS – 0.23%
Cia de Gas de Sao Paulo Class A	11,760,000	1,247,928

		1,247,928

HOLDING COMPANIES – DIVERSIFIED – 0.13%
Contax Participacoes SA1	1,058,439	709,819

		709,819

IRON & STEEL – 4.38%
Companhia Siderurgica de Tubarao	78,400,000	4,459,083
Gerdau SA	823,216	9,975,729
Usinas Siderurgicas de Minas Gerais SA Class A	470,400	9,755,409

		24,190,221

MACHINERY – 0.66%
Weg SA	1,136,800	3,623,671

		3,623,671

MINING – 10.33%
Caemi Mineracao e Metalurgica SA	8,232,000	9,643,599
Companhia Vale do Rio Doce Class A	1,578,000	47,420,374

		57,063,973

OIL & GAS – 13.32%
Petroleo Brasileiro SA	1,332,800	73,541,596

		73,541,596

RETAIL – 0.65%
Lojas Americanas SA	196,000,000	3,602,208

		3,602,208

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 6.86%
Brasil Telecom Participacoes SA	940,800,000	$6,868,320
Celular CRT Participacoes SA Class A	41,460	888,680
Embratel Participacoes SA1	1,764,000,000	3,556,453
Tele Centro Oeste Celular Participacoes SA	272,412	2,636,245
Tele Norte Leste Participacoes SA	1,058,439	15,988,898
Telemig Celular Participacoes SA	862,400,000	1,361,686
Telesp Celular Participacoes SA1	857,697	3,556,749
TIM Participacoes SA	1,920,800,000	3,008,376

		37,865,407

TEXTILES – 0.22%
Companhia de Tecidos Norte de Minas	17,132,400	1,236,209

		1,236,209

TOTAL PREFERRED STOCKS (Cost: $223,510,240)		365,914,975

SHORT- TERM INVESTMENTS – 2.21%

CERTIFICATES OF DEPOSIT[3] – 0.23%
Banco Bilbao Vizcaya Argentaria SA
3.18% – 3.83%, 09/14/05 – 01/25/06	$71,908	71,907
Bank of Nova Scotia
3.45% – 3.56%, 09/26/05 – 01/03/06	31,160	31,157
Credit Suisse First Boston
3.53%, 05/09/06	47,938	47,938
Danske Bank
3.50%, 10/17/05	47,938	47,937
Dexia Credit Local
3.61%, 08/30/06	23,969	23,964
First Tennessee Bank
3.52%, 09/15/05	81,495	81,495
Fortis Bank NY
3.83% - 3.84%, 01/25/06	71,908	71,908
HBOS Treasury Services PLC
3.39%, 12/14/05	28,763	28,763

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2005

Security	Principal	Value
HSBC Bank USA N.A.
3.72%, 08/03/06	$23,969	$23,977
Royal Bank of Scotland
3.61%, 06/27/06	23,969	23,966
Societe Generale
3.51% – 3.60%, 03/30/06 – 06/13/06	74,304	74,292
Toronto-Dominion Bank
2.66% – 3.94%, 09/14/05 – 07/10/06	170,181	170,185
UBS AG
2.67% – 3.40%, 11/09/05 – 12/15/05	38,351	38,351
US Bank N.A.
3.54%, 09/19/05	119,846	119,846
Washington Mutual Bank
3.50% – 3.55%, 09/15/05 – 09/19/05	215,723	215,722
Wells Fargo Bank N.A.
3.50%, 09/06/05 – 09/20/05	189,357	189,357

		1,260,765

COMMERCIAL PAPER[3] – 0.46%
Alpine Securitization Corp.
3.52%, 09/09/05	95,877	95,800
Amstel Funding Corp.
3.49% – 3.91%, 09/15/05 – 02/15/06	101,150	100,610
Aspen Funding Corp.
3.49%, 09/01/05	47,938	47,938
Barton Capital Corp.
3.51%, 09/07/05	54,365	54,333
Blue Ridge Asset Funding Corp.
3.48% – 3.49%, 09/09/05 – 09/21/05	79,098	79,001
Bryant Park Funding LLC
3.51% – 3.92%, 09/06/05 – 02/22/06	24,400	24,163
Cantabric Finance LLC
3.73%, 10/31/05	18,431	18,316
Charta LLC
3.54%, 09/20/05	33,557	33,494
Chesham Finance LLC
3.54%, 09/15/05	14,382	14,362
Dorada Finance Inc.
3.76%, 01/26/06	4,794	4,720
Edison Asset Securitization LLC
3.12%, 09/06/05	35,954	35,938
Fairway Finance LLC
3.15% – 3.56%, 09/15/05 – 10/20/05	61,819	61,766
Ford Credit Floorplan Motown
3.47% – 3.72%, 09/09/05 – 11/08/05	218,104	217,110
Gemini Securitization Corp.
3.49%, 09/06/05	76,908	76,870
Georgetown Funding Co. LLC
3.49% – 3.53%, 09/20/05 – 09/21/05	155,800	155,499
Giro Funding Corp.
3.53% – 3.56%, 09/16/05 – 09/22/05	35,954	35,894
Grampian Funding LLC
3.13% – 3.84%, 09/09/05 – 01/31/06	74,304	73,509
Greenwich Capital Holdings Inc.
3.48% – 3.53%, 09/02/05 – 02/10/06	55,129	55,129
HSBC PLC
3.88%, 02/03/06	14,382	14,141
Jupiter Securitization Corp.
3.51%, 09/21/05	27,175	27,122
Leafs LLC
3.61%, 01/20/06 – 02/21/06[4]	50,331	50,330
Lockhart Funding LLC
3.47% – 3.55%, 09/16/05 – 09/19/05	66,080	65,981
Mortgage Interest Networking Trust
3.47% – 3.51%, 09/01/05 – 09/21/05	117,449	117,296
New Center Asset Trust
3.60%, 09/01/05	167,784	167,784

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2005

Security	Principal	Value
Park Avenue Receivables Corp.
3.50%, 09/19/05	$27,039	$26,992
Park Granada LLC
3.48% – 3.51%, 09/15/05 – 09/20/05	64,910	64,810
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	47,938	47,058
Scaldis Capital LLC
3.52%, 09/07/05	95,877	95,820
Sedna Finance Inc.
3.92%, 02/21/06	11,985	11,759
Solitaire Funding Ltd.
3.49% – 3.52%, 09/02/05 – 09/06/05	140,939	140,902
Sydney Capital Corp.
3.49%, 09/01/05	29,616	29,616
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	100,671	100,482
Three Pillars Funding Corp.
3.49% – 3.52%, 09/01/05 – 09/07/05	102,716	102,681
Thunder Bay Funding Inc.
3.50%, 09/01/05	8,013	8,013
Tulip Funding Corp.
3.49%, 09/01/05	176,879	176,879
Windmill Funding Corp.
3.52%, 09/09/05	22,052	22,034
World Savings Bank
3.51%, 09/09/05	16,778	16,778
Yorktown Capital LLC
3.53%, 09/19/05	69,511	69,388

		2,540,318

MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06[4]	14,861	14,860
K2 USA LLC
3.94%, 07/07/06[4]	28,763	28,762

		43,622

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.63%[3,5,6]	191,754	$191,754
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[5,6]	1,112,414	1,112,414
BlackRock Temp Cash Mo ney Market Fund
3.41%[3,6]	5,079	5,079
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares
3.50%[3,6]	16,805	16,805

		1,326,052

REPURCHASE AGREEMENTS[3] – 0.39%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,150,636 and an effective yield of 3.60%.[7]	$1,150,522	1,150,522
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $886,949 and an effective yield of 3.60%.[7]	886,860	886,860
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $104,516 and an effective yield of 3.60%.[7]	104,506	104,506

		2,141,888

TIME DEPOSITS[3] – 0.08%
Abbey National Treasury Services PLC
3.50%, 09/01/05	95,877	95,877

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2005

Security	Principal	Value
Chase Bank USA N.A.
3.58%, 09/01/05	$263,661	$263,661
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	63,287	63,287
Natexis Banques Populaires
3.51%, 09/20/05[8]	23,969	23,969

		446,794

VARIABLE & FLOATING RATE NOTES[3] – 0.80%
Allstate Life Global Funding II
3.58% – 3.66%, 07/08/06 – 07/27/06[4]	89,165	89,166
American Express Bank
3.55% – 3.63%, 10/17/05 – 07/19/06	129,434	129,435
American Express Centurion Bank
3.55% – 3.63%, 06/29/06 – 07/19/06	79,098	79,098
American Express Credit Corp.
3.65%, 10/26/05	95,877	95,884
ASIF Global Financing XXII
3.99%, 05/30/06[4]	47,938	47,998
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	31,160	31,160
Bank of America N.A.
3.56%, 08/10/06	239,692	239,692
Beta Finance Inc.
3.51% – 3.72%, 09/23/05 – 06/09/06[4]	246,403	246,400
BMW US Capital LLC
3.54%, 07/14/06[4]	47,938	47,938
Canadian Imperial Bank of Commerce
3.50% – 3.61%, 09/13/05 – 12/14/05	162,990	162,984
CC USA Inc.
3.52% – 3.59%, 03/23/06 – 07/14/06[4]	128,954	128,949
Commodore CDO Ltd.
3.47%, 12/12/05[4]	11,985	11,985
Credit Suisse First Boston
3.57%, 07/19/06	119,846	119,846
DEPFA Bank PLC
3.42%, 03/15/06	47,938	47,938
Dorada Finance Inc.
3.59% – 3.62%, 03/27/06 – 06/26/06[4]	76,222	76,226
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	47,938	47,938
Fifth Third Bancorp
3.58%, 04/21/06[4]	95,877	95,877
Five Finance Inc.
3.60% – 3.63%, 02/27/06 – 06/26/06[4]	33,557	33,558
General Electric Capital Corp.
3.66%, 07/07/06	21,572	21,592
Hartford Life Global Funding Trust
3.56%, 08/15/06	47,938	47,938
HBOS Treasury Services PLC
3.51% – 3.57%, 01/10/06 – 04/24/06[4]	143,815	143,814
HSBC Bank USA N.A.
3.70%, 05/04/06	16,778	16,788
K2 USA LLC
3.47% – 3.58%, 09/12/05 – 06/02/06[4]	186,960	186,961
Links Finance LLC
3.52% – 3.71%, 11/16/05 – 03/15/06[4]	186,960	186,979
Lothian Mortgages PLC
3.63%, 01/24/06	47,938	47,938
Marshall & Ilsley Bank
3.71%, 02/20/06	47,938	47,966
Metropolitan Life Global Funding I
3.55% – 4.01%, 08/28/06 – 09/06/06[4]	95,877	95,919
National City Bank (Ohio)
3.50%, 01/06/06	23,969	23,967

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2005

Security	Principal	Value
Nationwide Building Society
3.51% – 3.62%, 01/13/06 – 07/07/06[4]	$177,372	$177,389
Nordea Bank AB
3.55%, 08/11/06[4]	83,892	83,892
Northern Rock PLC
3.54% – 3.61%, 10/25/05 – 08/03/06[4]	153,403	153,406
Permanent Financing PLC
3.53% – 3.54%, 09/12/05 – 06/12/06[4]	184,563	184,563
Principal Life Income Funding Trusts
3.74%, 05/10/06	35,954	35,955
Royal Bank of Scotland
3.47% – 3.61%, 04/05/06 – 08/30/06	159,994	159,958
Sedna Finance Inc.
3.54%, 01/10/06 – 01/17/06[4]	26,366	26,364
Sigma Finance Inc.
3.50% – 3.72%, 09/15/05 – 08/15/06[4]	273,728	273,730
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	47,938	47,938
Strips III LLC
3.69%, 07/24/06[4,8]	14,082	14,082
SunTrust Bank
3.63%, 04/28/06	71,908	71,908
Tango Finance Corp.
3.54% – 3.60%, 09/15/05 – 06/21/06[4]	116,490	116,484
Toyota Motor Credit Corp.
3.57%, 04/10/06	21,572	21,572
Unicredito Italiano SpA
3.34%, 06/14/06	62,320	62,303
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	115,404	115,405
Wells Fargo & Co.
3.56%, 09/15/06[4]	23,969	23,972
WhistleJacket Capital LLC
3.52% – 3.62%, 09/15/05 – 07/28/06[4]	191,753	191,746
White Pine Finance LLC
3.47% – 3.61%, 11/01/05 – 06/20/06[4]	101,150	101,146
Winston Funding Ltd.
3.71%, 10/23/05[4]	34,228	34,228

		4,447,975

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,207,414)		12,207,414

TOTAL INVESTMENTS IN SECURITIES – 101.59% (Cost: $344,373,948)		561,049,375
Other Assets, Less Liabilities – (1.59)%		(8,763,937)

NET ASSETS – 100.00%		$552,285,438

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments

iSHARES® MSCI CANADA INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.77%

AEROSPACE & DEFENSE – 0.23%
CAE Inc.	138,897	$970,327

		970,327

APPAREL – 0.26%
Gildan Activewear Inc.[1]	32,367	1,088,344

		1,088,344

AUTO PARTS & EQUIPMENT – 1.04%
Magna International Inc. Class A	59,790	4,378,192

		4,378,192

BANKS – 18.03%
Bank of Montreal	290,007	14,125,667
Bank of Nova Scotia	577,640	19,885,090
Canadian Imperial Bank of Commerce	198,308	11,683,831
National Bank of Canada	99,622	4,811,304
Royal Bank of Canada	371,565	25,253,660

		75,759,552

BEVERAGES – 0.19%
Cott Corp.[1]	32,008	813,064

		813,064

CHEMICALS – 2.71%
Agrium Inc.	81,144	1,748,410
Methanex Corp.	64,584	975,745
NOVA Chemicals Corp.	50,182	1,602,056
Potash Corp. of Saskatchewan Inc.	64,377	7,060,284

		11,386,495

COMMERCIAL SERVICES – 0.21%
Quebecor World Inc.	45,212	873,721

		873,721

COMPUTERS – 2.01%
CGI Group Inc.[1]	166,851	1,189,486
Research In Motion Ltd.[1]	92,910	7,254,659

		8,444,145

DIVERSIFIED FINANCIAL SERVICES – 1.16%
C.I. Fund Management Inc.	81,668	1,396,075
IGM Financial Inc.	70,794	2,481,752
TSX Group Inc.	31,048	986,240

		4,864,067

ELECTRIC – 0.43%
TransAlta Corp.	99,411	1,821,545

		1,821,545

ELECTRONICS – 0.31%
Celestica Inc.[1]	108,675	1,300,697

		1,300,697

ENGINEERING & CONSTRUCTION – 0.41%
SNC-Lavalin Group Inc.	30,222	1,731,005

		1,731,005

ENTERTAINMENT – 0.16%
Intrawest Corp.	26,496	689,329

		689,329

FOOD – 1.66%
George Weston Ltd.	26,452	2,358,883
Loblaw Companies Ltd.	67,810	3,959,816
Saputo Inc.	21,321	647,472

		6,966,171

FOREST PRODUCTS & PAPER – 0.51%
Abitibi-Consolidated Inc.	229,770	986,303
Canfor Corp.[1]	51,750	574,952
Domtar Inc.	86,767	585,701

		2,146,956

HAND & MACHINE TOOLS – 0.36%
Finning International Inc.	45,954	1,492,992

		1,492,992

HEALTH CARE - SERVICES – 0.33%
MDS Inc.	87,334	1,403,989

		1,403,989

HOLDING COMPANIES - DIVERSIFIED – 1.62%
Brascan Corp. Class A	137,655	5,445,489
Onex Corp.	80,666	1,370,799

		6,816,288

INSURANCE – 12.10%
Fairfax Financial Holdings Ltd.	8,901	1,481,577
Great-West Lifeco Inc.	158,346	3,819,709
Manulife Financial Corp.	464,508	23,622,232
Power Corp. of Canada	192,096	5,154,466
Power Financial Corp.	148,551	4,167,330
Sun Life Financial Inc.	341,964	12,606,702

		50,852,016

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2005

Security	Shares	Value

IRON & STEEL – 0.92%
Algoma Steel Inc.	21,321	$385,827
Dofasco Inc.	47,938	1,702,705
IPSCO Inc.	27,901	1,784,762

		3,873,294

LODGING – 0.52%
Fairmont Hotels & Resorts Inc.	39,951	1,247,859
Four Seasons Hotels Inc.	15,738	928,040

		2,175,899

MANUFACTURING – 0.51%
Bombardier Inc. Class B	815,292	2,161,577

		2,161,577

MEDIA – 2.80%
Rogers Communications Inc. Class B	112,421	4,166,229
Shaw Communications Inc. Class B	113,700	2,396,303
Thomson Corp.	140,064	5,190,656

		11,753,188

MINING – 11.22%
Aber Diamond Corp.	25,668	869,787
Agnico-Eagle Mines Ltd.	49,266	638,580
Alcan Inc.	214,452	7,053,938
Barrick Gold Corp.	294,768	7,718,401
Cameco Corp.	100,395	5,056,508
Glamis Gold Ltd.[1]	78,149	1,481,943
Goldcorp Inc.	189,392	3,411,320
Inco Ltd.	109,503	4,612,011
Ivanhoe Mines Ltd.[1]	127,008	924,686
Kinross Gold Corp.[1]	197,064	1,235,693
Meridian Gold Inc.[1]	55,062	1,027,923
Noranda Inc.	173,347	4,032,751
Novelis Inc.	43,966	1,013,945
Placer Dome Inc.	256,059	3,719,871
Teck Cominco Ltd. Class B	112,346	4,372,426

		47,169,783

OIL & GAS – 24.56%
Canadian Natural Resources Ltd.	306,772	15,097,179
EnCana Corp.	513,360	25,151,659
Husky Energy Inc.	76,176	3,923,888
Imperial Oil Ltd.	71,644	7,260,279
Nexen Inc.	151,731	6,573,180
Petro-Canada	292,588	11,820,742
Precision Drilling Corp. Class A1	70,392	3,298,310
Shell Canada Ltd.	124,200	4,024,661
Suncor Energy Inc.	262,476	15,541,778
Talisman Energy Inc.	215,487	10,510,455

		103,202,131

PHARMACEUTICALS – 0.61%
Angiotech Pharmaceuticals Inc.[1]	50,094	675,032
Biovail Corp.[1]	78,660	1,407,551
QLT Corp.[1]	55,683	496,793

		2,579,376

PIPELINES – 3.17%
Enbridge Inc.	190,026	5,601,137
TransCanada Corp.	278,622	7,738,849

		13,339,986

REAL ESTATE – 0.81%
Brookfield Properties Corp.	85,775	2,476,292
MI Developments Inc. Class A	28,425	936,893

		3,413,185

RETAIL – 2.14%
Canadian Tire Corp. Class A	49,343	2,475,249
Hudson’s Bay Co.	41,413	476,837
Jean Coutu Group Inc. Class A	73,538	1,299,805
RONA Inc.[1]	58,742	1,191,551
Shoppers Drug Mart Corp.	101,591	3,564,792

		9,008,234

SEMICONDUCTORS – 0.42%
ATI Technologies Inc.[1]	146,142	1,772,499

		1,772,499

SOFTWARE – 0.52%
Cognos Inc.[1]	51,957	1,866,009
Open Text Corp.[1]	27,945	324,822

		2,190,831

TELECOMMUNICATIONS – 4.11%
Aliant Inc.	12,277	279,826
BCE Inc.	184,023	4,812,385
Nortel Networks Corp.[1]	2,461,437	7,478,990
TELUS Corp.	35,397	1,340,683
TELUS Corp. NVS	90,873	3,346,262

		17,258,146

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2005

Security	Shares	Value

TRANSPORTATION – 3.73%
Canadian National Railway Co.	163,999	$10,812,256
Canadian Pacific Railway Ltd.	95,896	3,617,590
CP Ships Ltd.	54,333	1,229,707

		15,659,553

TOTAL COMMON STOCKS (Cost: $301,023,010)		419,356,577

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[2,3]	39,013	39,013

		39,013

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,013)		39,013

TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $301,062,023)		419,395,590
Other Assets, Less Liabilities – 0.22%		905,185

NET ASSETS – 100.00%		$420,300,775

NVS – Non-Voting Shares

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 97.35%

ARGENTINA – 1.14%
Petrobras Energia Participaciones SA ADR[1,2]	1,220,951	$18,070,075
Tenaris SA ADR[2]	537,303	61,510,447

		79,580,522

BRAZIL – 8.51%
Aracruz Celulose SA ADR[2]	397,764	14,586,006
Banco Bradesco SA ADR[2]	2,098,896	89,370,992
Banco Itau Holding Financiera SA ADR[2]	848,328	88,887,808
Brasil Telecom Participacoes SA ADR	478,764	17,450,948
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR[2]	582,952	14,002,507
Companhia Vale do Rio Doce ADR[2]	2,803,320	96,406,175
Companhia Vale do Rio Doce Sponsored ADR	3,534,100	106,023,000
Contax Participacoes SA ADR[1,9]	1,977,328	1,287,241
Empresa Brasileira de Aeronautica SA ADR[2]	818,234	29,341,871
Petroleo Brasileiro SA ADR[2]	1,639,056	102,539,343
Tele Norte Leste Participacoes SA ADR[2]	1,977,328	29,739,013
Votorantim Celulose e Papel ADR	552,278	6,406,425

		596,041,329

CHILE – 2.66%
Banco Santander Chile SA ADR	1,186,692	45,011,228
Compania de Telecomunicaciones de Chile SA ADR	2,064,808	23,848,532
Enersis SA Chile ADR	3,617,960	38,712,172
LAN Airlines SA Sponsored ADR	47,321	1,490,611
Sociedad Quimica y Minera de Chile SA ADR[2]	646,940	76,985,860

		186,048,403

CHINA – 4.82%
Aluminum Corp. of China Ltd. Class H2	7,188,000	3,953,694
Angang New Steel Co. Ltd. Class H2	10,782,000	5,410,318
AviChina Industry & Technology Co.[1,2]	7,188,000	434,675
Bank of Communications Co. Ltd. Class H1, 2	28,259,000	12,453,063
Beijing Capital International Airport Co. Ltd. Class H	9,588,000	3,947,633
China Eastern Airlines Corp. Ltd. Class H2	34,742,000	5,453,477
China Life Insurance Co. Ltd. Class H1, 2	36,539,000	28,207,639
China Petroleum and Chemical Corp. Class H	98,236,000	42,974,261
China Shipping Development Co. Ltd. Class H2	10,800,000	8,476,419
China Southern Airlines Co. Ltd.[1,2]	20,372,000	5,701,009
China Telecom Corp. Ltd. Class H	67,088,000	24,816,556
Cofco International Ltd.	3,600,000	1,540,114
Cosco Pacific Ltd.[2]	3,600,000	7,110,002
Datang International Power Generation Co. Ltd. Class H2	4,800,000	3,582,020
Guangshen Railway Co. Ltd. Class H2	38,406,363	12,106,765
Huadian Power International Corp. Ltd.	20,400,000	5,643,226
Huaneng Power International Inc. Class H2	14,400,000	10,190,231
Jiangsu Expressway Co. Ltd. Class H2	3,600,000	1,875,929
Jiangxi Copper Co. Ltd.[2]	11,998,000	5,827,531
Maanshan Iron & Steel Co. Ltd. Class H2	13,178,000	4,366,019
PetroChina Co. Ltd. Class H2	111,414,000	90,310,687
Ping An Insurance (Group) Co. of China Ltd. Class H	6,888,500	11,787,865
Qingling Motors Co. Ltd.[2]	7,188,474	1,211,621
Semiconductor Manufacturing International Corp.[1,2]	17,970,000	3,583,757
Shanghai Forte Land Co. Class H2	3,594,000	1,063,567
Sinopec Shanghai Petrochemical Co. Ltd. Class H	14,400,000	5,095,116

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Shares	Value
Sinotrans Ltd.[2]	14,376,000	$5,040,381
Travelsky Technology Ltd. Class H2	1,200,000	1,042,182
Tsingtao Brewery Co. Ltd. Class H2	2,400,000	2,655,636
Weichai Power Co. Ltd. Class H	599,000	1,475,891
Yanzhou Coal Mining Co. Ltd. Class H2	14,376,800	10,636,259
Zhejiang Expressway Co. Ltd. Class H2	14,400,000	9,727,038

		337,700,581

CZECH REPUBLIC – 2.74%
CEZ AS	3,243,386	85,775,744
Komercni Banka AS	171,519	23,757,889
Philip Morris CR AS	66,489	55,013,932
Unipetrol AS1	3,295,000	26,891,896

		191,439,461

HONG KONG – 4.25%
Air China Ltd.[1,2]	17,970,000	5,433,439
Beijing Enterprises Holdings Ltd.	2,400,000	3,365,864
Brilliance China Automotive Holdings Ltd.[2]	25,158,000	4,272,764
Chaoda Modern Agriculture	1,198,000	462,420
China Everbright Pacific Ltd.[2]	13,406,000	5,347,117
China Mengniu Dairy Co. Ltd.	2,396,000	1,865,095
China Merchants Holdings International Co. Ltd.[2]	4,792,000	10,142,419
China Mobile Ltd.[2]	28,452,500	123,003,802
China Overseas Land & Investment Ltd.[2]	19,168,000	4,710,522
China Resources Enterprises Ltd.[2]	8,400,000	13,347,658
China Resources Land Ltd.[2]	19,200,000	4,792,496
China Resources Power Holdings Co.	3,594,000	2,057,770
China Travel International Investment Hong Kong Ltd.[2]	42,216,951	13,036,377
Citic Pacific Ltd.	6,600,000	18,384,874
CNOOC Ltd.[2]	80,266,000	57,316,997
Denway Motors Ltd.	22,762,000	8,346,687
Guangdong Investment Ltd.	8,390,110	2,617,811
Lenovo Group Ltd.[2]	25,158,000	10,358,215
Shanghai Industrial Holdings Ltd.	2,400,000	4,554,724
Shenzhen Investment Ltd.	6,000,000	826,026
TCL International Holdings Ltd.[2]	7,188,000	1,313,274
TPV Technology Ltd.[2]	2,396,000	1,587,643

		297,143,994

HUNGARY – 2.94%
BorsodChem Rt	542,095	6,875,820
Gedeon Richter Rt	295,484	46,863,093
MATAV Rt	2,397,872	12,069,091
Mol Magyar Olaj-es Gazipari Rt	456,718	49,952,409
OTP Bank Rt	2,286,489	90,341,512

		206,101,925

INDIA – 5.46%
HDFC Bank Ltd. ADR	1,518,465	72,719,289
ICICI Bank Ltd. ADR[2]	2,232,166	52,188,041
Infosys Technologies Ltd. ADR[2]	1,205,982	85,371,466
Mahanagar Telephone Nigam Ltd. ADR[2]	3,589,383	25,125,681
Satyam Computer Services Ltd. ADR	1,757,494	48,102,611
Videsh Sanchar Nigam Ltd. ADR[2]	3,769,647	64,800,232
Wipro Ltd. ADR[2]	1,705,533	33,803,664

		382,110,984

INDONESIA – 2.16%
PT Aneka Tambang Tbk	41,630,955	9,094,141
PT Astra International Inc. Tbk	16,502,730	16,262,399
PT Bank Central Asia Tbk	30,000,000	9,975,728
PT Bank Danamon Indonesia Tbk	9,295,487	4,061,135
PT Bank Mandiri Tbk	31,500,000	4,189,806
PT Bank Pan Indonesia Tbk	121,959,418	4,913,898
PT Bank Rakyat Indonesia Tbk	27,585,061	6,896,265
PT Bumi Resources Tbk	87,154,500	6,600,050
PT Gudang Garam Tbk	6,000,987	6,408,821
PT Indosat Tbk	12,878,500	6,626,801
PT Kalbe Farma Tbk	182,197,156	15,035,687
PT Matahari Putra Prima Tbk	52,508,694	4,078,345
PT Perusahaan Gas Negara Tbk	16,786,500	5,826,382
PT Ramayana Lestari Sentosa Tbk	60,009,870	4,777,485
PT Semen Gresik (Persero) Tbk	315,500	480,908
PT Telekomunikasi Indonesia Tbk	81,763,686	40,881,843
PT Tempo Scan Pacific Tbk	650,376	378,860
PT United Tractors Tbk	11,744,271	4,418,355

		150,906,909

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Shares	Value
ISRAEL – 4.42%
Alvarion Ltd.[1,2]	658,900	$5,679,718
AudioCodes Ltd.[1,2]	513,952	5,062,427
Bank Hapoalim Ltd.	6,957,552	25,653,072
Bank Leumi Le-Israel	9,109,148	26,917,158
Check Point Software Technologies Ltd.[1]	969,781	21,878,259
Clal Industries and Investments Ltd.	326,455	1,508,903
Clal Insurance Co. Ltd.	59,301	1,145,285
ECI Telecom Ltd.[1]	294,109	2,252,875
Elbit Systems Ltd.	458,834	11,018,694
Elite Industries Ltd.	134,775	1,094,011
Given Imaging Ltd.[1,2]	119,201	2,838,176
Israel Chemicals Ltd.	4,899,221	18,128,657
Israel Corp. Ltd. (The)	6,589	2,178,050
Israel Discount Bank Class A1	10,442,416	14,659,335
Koor Industries Ltd.[1]	194,133	11,036,438
Lipman Electronic Engineering Ltd.[1]	100,033	3,194,054
Makhteshim-Agan Industries Ltd.	2,106,208	11,806,562
M-Systems Flash Disk Pioneers Ltd.[1]	507,353	13,399,193
NICE Systems Ltd.[1]	60,000	2,568,168
Orbotech Ltd.[1,2]	460,631	11,372,979
Supersol Ltd.	1,177,178	2,933,372
Syneron Medical Ltd.[1,2]	59,900	2,211,508
Teva Pharmaceutical Industries Ltd.	2,925,736	94,325,509
United Mizrahi Bank Ltd.[1]	3,277,900	16,769,895

		309,632,298

MEXICO – 7.31%
Alfa SA de CV Class A	2,575,700	15,568,072
America Movil SA de CV Series L	110,695,200	120,912,904
Cemex SA de CV Series CPO	14,016,600	66,479,028
Consorcio Ara SA de CV	4,200,000	14,007,769
Controladora Comercial Mexicana SA de CV	6,708,800	9,282,616
Corporacion GEO SA de CV Series B1	3,054,900	8,448,160
Fomento Economico Mexicano SA de CV Class UBD	3,660,000	24,958,546
Grupo Carso SA de CV Series A1	540,741	1,095,285
Grupo Financiero Banorte SA de CV Series O	1,801,114	14,742,748
Grupo Mexico SA de CV Series B	8,100,000	14,211,709
Grupo Modelo SA de CV Series C	7,874,198	25,329,690
Grupo Televisa SA Series CPO	12,399,300	38,773,616
Industrias Penoles SA de CV Series CP	540,988	2,100,006
Kimberly-Clark de Mexico SA de CV Class A	4,432,600	14,504,753
Telefonos de Mexico SA de CV Series L	89,192,094	85,133,409
TV Azteca SA de CV Series CPO[1]	7,487,500	4,321,309
Wal-Mart de Mexico SA de CV Series V	11,980,000	51,811,395

		511,681,015

PERU – 0.29%
Companhia de Minas Buenaventura SA ADR	807,528	20,034,770

		20,034,770

PHILIPPINE ISLANDS – 1.41%
Ayala Corp.	1,814,970	9,509,211
Ayala Land Inc. Class B	17,371,000	2,498,980
Bank of the Philippine Islands	11,860,200	11,269,349
Equitable PCI Bank	7,128,100	6,519,797
Filinvest Land Inc.[1]	149,151,000	3,549,637
Globe Telecom Inc.	347,420	4,442,632
Jollibee Foods Corp.	25,936,700	15,201,334
Manila Electric Co. Class B1	6,648,900	2,686,484
Megaworld Corp.[1]	102,429,000	2,474,086
Metropolitan Bank & Trust Co.	40	20
Petron Corp.	120,399,000	6,949,592
Philippine Long Distance Telephone Co.	748,750	21,143,993
SM Investments Corp.	1,144,090	4,185,819
SM Prime Holdings Inc.	67,088,000	8,459,725

		98,890,659

RUSSIA – 4.93%
JSC MMC Norilsk Nickel ADR[2]	403,726	29,189,390
LUKOIL ADR[2]	3,129,176	152,390,871
Mobile Telesystems OJSC ADR[2]	539,100	19,946,700
Rostelecom ADR[2]	435,578	5,880,303
Surgutneftegaz ADR[2]	2,206,721	105,039,920
Tatneft ADR[2]	162,388	8,070,684
Vimpel-Communications Sponsored ADR[1]	599,000	24,696,770

		345,214,638

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Shares	Value
SOUTH AFRICA – 12.40%
African Bank Investments Ltd.[2]	5,830,761	$18,415,596
Alexander Forbes Ltd.[1]	5,794,267	12,359,018
Anglo Platinum Ltd.	325,976	15,701,096
AngloGold Ashanti Ltd.[2]	660,140	23,194,606
Anglovaal Industries Ltd.	2,415,568	5,470,851
Barloworld Ltd.	1,265,292	19,932,117
Bidvest Group Ltd.	1,494,699	20,265,061
Consol Ltd.[1]	2,415,568	4,571,533
Edgars Consolidated Stores Ltd.	2,533,770	12,499,052
FirstRand Ltd.	15,830,983	37,327,957
Foschini Ltd.	5,014,259	36,636,200
Gold Fields Ltd.	1,973,751	22,565,377
Impala Platinum Holdings Ltd.	283,376	29,452,835
Imperial Holdings Ltd.[1]	1,440,477	26,915,093
Investec Ltd.	525,352	16,584,315
JD Group Ltd.	1,703,644	19,556,599
Liberty Group Ltd.[2]	944,284	9,448,113
Mittal Steel South Africa Ltd.	2,151,208	16,067,986
MTN Group Ltd.[2]	6,251,212	44,995,073
Nampak Ltd.	4,616,568	11,028,659
Naspers Ltd.	2,346,384	37,854,296
Nedbank Group Ltd.	1,888,049	25,741,596
Network Healthcare Holdings Ltd.[1]	10,364,042	9,839,281
New Africa Capital Ltd.	5,306,708	9,590,337
Old Mutual PLC	21,062,820	53,192,900
Pick’n Pay Stores Ltd.	2,745,830	11,206,687
Reunert Ltd.	950,613	6,193,495
Sanlam Ltd.	16,328,864	33,613,183
Sappi Ltd.	1,164,492	12,310,767
Sasol Ltd.	3,350,806	111,755,909
Shoprite Holdings Ltd.	6,981,346	17,381,888
SPAR Group Ltd. (The)[1]	963,316	4,266,361
Standard Bank Group Ltd.	5,337,319	57,542,763
Steinhoff International Holdings Ltd.	1,006,919	2,577,278
Telkom South Africa Ltd.	725,540	14,350,079
Tiger Brands Ltd.	963,316	19,374,212
Tongaat-Hulett Group Ltd.	871,734	8,776,300
Truworths International Ltd.[2]	5,353,266	15,778,117
Woolworths Holdings Ltd.	7,781,773	13,942,585

		868,275,171

SOUTH KOREA – 16.25%
Kookmin Bank ADR[1,2]	4,083,982	206,976,208
Korea Electric Power Corp. ADR[2]	8,884,967	142,603,720
KT Corp. ADR	3,751,566	76,344,368
LG.Philips LCD Co. Ltd. ADR[1]	886,520	20,168,330
POSCO ADR[2]	3,851,570	201,244,533
Samsung Electronics Co. Ltd. GDR	1,598,731	419,267,205
SK Telecom Co. Ltd. ADR[2]	3,351,539	71,253,719

		1,137,858,083

TAIWAN – 11.14%
AU Optronics Corp. ADR[2]	9,323,189	137,889,965
Chunghwa Telecom Co. Ltd. ADR[2]	6,324,242	121,741,659
Siliconware Precision Industries Co. ADR[2]	26,306,239	121,534,824
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,273,037	240,917,094
United Microelectronics Corp. ADR[2]	46,290,617	157,851,004

		779,934,546

THAILAND – 2.93%
Advanced Info Service PCL	4,620,000	11,296,938
Bangkok Bank PCL	5,637,800	15,150,606
Bangkok Expressway PCL	11,160,000	7,092,362
Banpu PCL	1,800,000	6,798,208
Charoen Pokphand Foods PCL	28,000	3,491
Electricity Generating PCL	2,457,900	4,611,724
Kasikornbank PCL	8,580,000	13,086,552
Kiatnakin Finance PCL	4,495,600	3,129,125
Krung Thai Bank PCL	10,256,400	2,396,181
National Finance PCL	10,794,500	3,266,705
National Petrochemical PCL	2,400,000	7,030,626
PTT Exploration & Production PCL	1,920,000	22,498,002
PTT PCL	8,146,400	48,123,026
Ratchaburi Electricity Generating Holding PCL	19,778,800	18,675,057
Shin Corp. PCL	7,080,000	6,513,497
Siam Cement PCL	1,800,000	10,458,782
Siam City Cement PCL	360,000	2,457,814
Siam Makro PCL	8,100,000	11,668,079
Thai Union Frozen Products PCL	7,200,000	5,229,391
Tisco Bank PCL	4,615,100	3,100,570
United Broadcasting Corp. PCL[1]	5,096,800	2,566,601

		205,153,337

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Shares	Value
TURKEY – 1.59%
Adana Cimento TAS Class A	1,725,923	$7,649,342
Akbank TAS	3,824,924	22,650,388
Akcansa Cimento AS	313,300	1,423,560
Arcelik AS	566,187	3,352,839
Dogan Yayin Holding AS1	1,624,191	4,379,569
Eregli Demir ve Celik Fabrikalari TAS	1,047,576	5,696,317
Hurriyet Gazetecilik ve Matbaacilik AS	1,295,371	3,415,727
Tofas Turk Otomobil Fabrik	4,199,652	6,663,135
Trakya Cam Sanayii AS	708,130	2,716,476
Tupras-Turkiye Petrol Rafinerileri AS	516,440	7,924,517
Turk Hava Yollari Anonim Ortakligi[1]	2,005,503	11,278,620
Turk Sise ve Cam Fabrikalari AS	1,946,151	6,755,355
Turkiye Garanti Bankasi AS1	4,456,780	12,615,094
Vestel Elektronik Sanayi ve Ticaret AS1	1,070,666	3,939,732
Yapi ve Kredi Bankasi AS1	2,523,284	10,901,339

		111,362,010

TOTAL COMMON STOCKS (Cost: $5,749,604,641)		6,815,110,635

PREFERRED STOCKS – 1.57%

BRAZIL – 1.57%
Petroleo Brasileiro SA ADR[2]	1,992,590	109,572,524

		109,572,524

TOTAL PREFERRED STOCKS (Cost: $69,964,200)		109,572,524

EXCHANGE-TRADED FUNDS – 0.58%
iShares MSCI Malaysia Index Fund[2,3]	1,179,722	8,564,782
iShares MSCI South Korea Index Fund[2,3]	401,643	14,097,669
iShares MSCI Taiwan Index Fund[3]	1,516,180	17,815,115

TOTAL EXCHANGE-TRADED FUNDS (Cost: $35,176,115)		40,477,566

Security	Principal	Value

SHORT-TERM INVESTMENTS – 12.98%

CERTIFICATES OF DEPOSIT[4] – 1.47%
Banco Bilbao Vizcaya Argentaria SA
3.18% – 3.83%, 09/14/05 – 01/25/06	$5,865,282	$5,865,282
Bank of Nova Scotia
3.45% – 3.56%, 09/26/05 – 01/03/06	2,541,622	2,541,428
Credit Suisse First Boston
3.53%, 05/09/06	3,910,188	3,910,188
Danske Bank
3.50%, 10/17/05	3,910,188	3,910,041
Dexia Credit Local
3.61%, 08/30/06	1,955,094	1,954,705
First Tennessee Bank
3.52%, 09/15/05	6,647,319	6,647,319
Fortis Bank NY
3.83% – 3.84%, 01/25/06	5,865,282	5,865,321
HBOS Treasury Services PLC
3.39%, 12/14/05	2,346,113	2,346,113
HSBC Bank USA N.A.
3.72%, 08/03/06	1,955,094	1,955,733
Royal Bank of Scotland
3.61%, 06/27/06	1,955,094	1,954,855
Societe Generale
3.51% – 3.60%, 03/30/06 – 06/13/06	6,060,791	6,059,718
Toronto-Dominion Bank
2.66% – 3.94%, 09/14/05 – 07/10/06	13,881,167	13,881,444
UBS AG
2.67% – 3.40%, 11/09/05 – 12/15/05	3,128,150	3,128,143
US Bank N.A.
3.54%, 09/19/05	9,775,470	9,775,470
Washington Mutual Bank
3.50% – 3.55%, 09/15/05 – 09/19/05	17,595,846	17,595,846
Wells Fargo Bank N.A.
3.50%, 09/06/05 – 09/20/05	15,445,242	15,445,236

		102,836,842

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Principal	Value
COMMERCIAL PAPER[4] – 2.96%
Alpine Securitization Corp.
3.52%, 09/09/05	$7,820,376	$7,814,258
Amstel Funding Corp.
3.49% – 3.91%, 09/15/05 – 02/15/06	8,250,496	8,206,490
Aspen Funding Corp.
3.49%, 09/01/05	3,910,188	3,910,188
Barton Capital Corp.
3.51%, 09/07/05	4,434,349	4,431,754
Blue Ridge Asset Funding Corp.
3.48% – 3.49%, 09/09/05 – 09/21/05	6,451,810	6,443,863
Bryant Park Funding LLC
3.51% – 3.92%, 09/06/05 – 02/22/06	1,990,247	1,970,858
Cantabric Finance LLC
3.73%, 10/31/05	1,503,350	1,494,004
Charta LLC
3.54%, 09/20/05	2,737,132	2,732,018
Chesham Finance LLC
3.54%, 09/15/05	1,173,056	1,171,441
Dorada Finance Inc.
3.76%, 01/26/06	391,019	385,015
Edison Asset Securitization LLC
3.12%, 09/06/05	2,932,641	2,931,370
Fairway Finance LLC
3.15% – 3.56%, 09/15/05 – 10/20/05	5,042,383	5,038,112
Ford Credit Floorplan Motown
3.47% – 3.72%, 09/09/05 – 11/08/05	17,790,104	17,708,937
Gemini Securitization Corp.
3.49%, 09/06/05	6,273,114	6,270,074
Georgetown Funding Co. LLC
3.49% – 3.53%, 09/20/05 – 09/21/05	12,708,111	12,683,538
Giro Funding Corp.
3.53% – 3.56%, 09/16/05 – 09/22/05	2,932,641	2,927,735
Grampian Funding LLC
3.13% – 3.84%, 09/09/05 – 01/31/06	6,060,791	5,995,899
Greenwich Capital Holdings Inc.
3.48% – 3.53%, 09/02/05 – 02/10/06	4,496,716	4,496,716
HSBC PLC
3.88%, 02/03/06	1,173,056	1,153,460
Jupiter Securitization Corp.
3.51%, 09/21/05	2,216,568	2,212,246
Leafs LLC
3.61%, 01/20/06 – 02/21/06[5]	4,105,335	4,105,336
Lockhart Funding LLC
3.47% – 3.55%, 09/16/05 – 09/19/05	5,389,920	5,381,872
Mortgage Interest Networking Trust
3.47% – 3.51%, 09/01/05 – 09/21/05	9,579,960	9,567,439
New Center Asset Trust
3.60%, 09/01/05	13,685,658	13,685,658
Park Avenue Receivables Corp.
3.50%, 09/19/05	2,205,502	2,201,643
Park Granada LLC
3.48% – 3.51%, 09/15/05 – 09/20/05	5,294,512	5,286,410
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	3,910,188	3,838,415
Scaldis Capital LLC
3.52%, 09/07/05	7,820,376	7,815,788
Sedna Finance Inc.
3.92%, 02/21/06	977,547	959,132
Solitaire Funding Ltd.
3.49% – 3.52%, 09/02/05 – 09/06/05	11,495,952	11,492,922
Sydney Capital Corp.
3.49%, 09/01/05	2,415,714	2,415,714
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	8,211,395	8,196,053

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Three Pillars Funding Corp.
3.49% – 3.52%, 09/01/05 – 09/07/05	$8,378,203	$8,375,344
Thunder Bay Funding Inc.
3.50%, 09/01/05	653,588	653,588
Tulip Funding Corp.
3.49%, 09/01/05	14,427,459	14,427,459
Windmill Funding Corp.
3.52%, 09/09/05	1,798,686	1,797,279
World Savings Bank
3.51%, 09/09/05	1,368,566	1,368,563
Yorktown Capital LLC
3.53%, 09/19/05	5,669,772	5,659,765

		207,206,356

MEDIUM–TERM NOTES[4] – 0.05%
Dorada Finance Inc.
3.93%, 07/07/06[5]	1,212,158	1,212,056
K2 USA LLC
3.94%, 07/07/06[5]	2,346,113	2,346,013

		3,558,069

MONEY MARKET FUNDS – 0.31%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.63%[3,4,6]	15,640,751	15,640,751
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[3,6]	4,035,314	4,035,314
BlackRock Temp Cash Money Market Fund
3.41%[4,6]	414,313	414,313
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares
3.50%[4,6]	1,370,740	1,370,740

		21,461,118

Security	Principal	Value
REPURCHASE AGREEMENTS[4]– 2.49%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $93,853,894 and an effective yield of 3.60%.[7]	$93,844,510	$93,844,510
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $72,345,710 and an effective yield of 3.60%.[7]	72,338,476	72,338,476
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $8,525,062 and an effective yield of 3.60%.[7]	8,524,210	8,524,210

		174,707,196

TIME DEPOSITS[4] – 0.52%
Abbey National Treasury Services PLC
3.50%, 09/01/05	7,820,376	7,820,376
Chase Bank USA N.A.
3.58%, 09/01/05	21,506,033	21,506,033
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	5,162,124	5,162,124
Natexis Banques Populaires
3.51%, 09/20/05[8]	1,955,094	1,955,094

		36,443,627

VARIABLE & FLOATING RATE NOTES[4] – 5.18%
Allstate Life Global Funding II
3.58% – 3.66%, 07/08/06 – 07/27/06[5]	7,272,949	7,272,989
American Express Bank
3.55% – 3.63%, 10/17/05 – 07/19/06	10,557,507	10,557,540
American Express Centurion Bank
3.55% – 3.63%, 06/29/06 – 07/19/06	6,451,810	6,451,810

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Principal	Value
American Express Credit Corp.
3.65%, 10/26/05	$7,820,376	$7,820,963
ASIF Global Financing XXII
3.99%, 05/30/06[5]	3,910,188	3,915,062
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[5]	2,541,622	2,541,622
Bank of America N.A.
3.56%, 08/10/06	19,550,940	19,550,940
Beta Finance Inc.
3.51% – 3.72%, 09/23/05 – 06/09/06[5]	20,098,366	20,098,094
BMW US Capital LLC
3.54%, 07/14/06[5]	3,910,188	3,910,188
Canadian Imperial Bank of Commerce
3.50% – 3.61%, 09/13/05 – 12/14/05	13,294,639	13,294,083
CC USA Inc.
3.52% – 3.59%, 03/23/06 – 07/14/06[5]	10,518,405	10,517,965
Commodore CDO Ltd.
3.47%, 12/12/05[5]	977,547	977,547
Credit Suisse First Boston
3.57%, 07/19/06	9,775,470	9,775,470
DEPFA Bank PLC
3.42%, 03/15/06	3,910,188	3,910,188
Dorada Finance Inc.
3.59% – 3.62%, 03/27/06 – 06/26/06[5]	6,217,199	6,217,522
Eli Lilly Services Inc.
3.53%, 09/01/06[5]	3,910,188	3,910,188
Fifth Third Bancorp
3.58%, 04/21/06[5]	7,820,376	7,820,376
Five Finance Inc.
3.60% – 3.63%, 02/27/06 – 06/26/06[5]	2,737,132	2,737,193
General Electric Capital Corp.
3.66%, 07/07/06	1,759,585	1,761,172
Hartford Life Global Funding Trust
3.56%, 08/15/06	3,910,188	3,910,188
HBOS Treasury Services PLC
3.51% – 3.57%, 01/10/06 – 04/24/06[5]	11,730,564	11,730,564
HSBC Bank USA N.A.
3.70%, 05/04/06	1,368,566	1,369,312
K2 USA LLC
3.47% – 3.58%, 09/12/05 – 06/02/06[5]	15,249,733	15,249,859
Links Finance LLC
3.52% – 3.71%, 11/16/05 – 03/15/06[5]	15,249,733	15,251,375
Lothian Mortgages PLC
3.63%, 01/24/06	3,910,188	3,910,188
Marshall & Ilsley Bank
3.71%, 02/20/06	3,910,188	3,912,403
Metropolitan Life Global Funding I
3.55% – 4.01%, 08/28/06 – 09/06/06[5]	7,820,376	7,823,813
National City Bank (Ohio)
3.50%, 01/06/06	1,955,094	1,954,889
Nationwide Building Society
3.51% – 3.62%, 01/13/06 – 07/07/06[5]	14,467,695	14,469,100
Nordea Bank AB
3.55%, 08/11/06[5]	6,842,829	6,842,829
Northern Rock PLC
3.54% – 3.61%, 10/25/05 – 08/03/06[5]	12,512,601	12,512,822
Permanent Financing PLC
3.53% – 3.54%, 09/12/05 – 06/12/06[5]	15,054,223	15,054,224
Principal Life Income Funding Trusts
3.74%, 05/10/06	2,932,641	2,932,750
Royal Bank of Scotland
3.47% – 3.61%, 04/05/06 – 08/30/06	13,050,252	13,047,273
Sedna Finance Inc.
3.54%, 01/10/06 – 01/17/06[5]	2,150,603	2,150,429
Sigma Finance Inc.
3.50% – 3.72%, 09/15/05 – 08/15/06[5]	22,327,173	22,327,282
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[5]	3,910,188	3,910,188
Strips III LLC
3.69%, 07/24/06[5,8]	1,148,617	1,148,617

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2005

Security	Principal	Value
SunTrust Bank
3.63%, 04/28/06	$5,865,282	$5,865,282
Tango Finance Corp.
3.54% – 3.60%, 09/15/05 – 06/21/06[5]	9,501,757	9,501,175
Toyota Motor Credit Corp.
3.57%, 04/10/06	1,759,585	1,759,569
Unicredito Italiano SpA
3.34%, 06/14/06	5,083,244	5,081,832
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[5]	9,413,171	9,413,171
Wells Fargo & Co.
3.56%, 09/15/06[5]	1,955,094	1,955,288
WhistleJacket Capital LLC
3.52% – 3.62%, 09/15/05 – 07/28/06[5]	15,640,752	15,640,074
White Pine Finance LLC
3.47% – 3.61%, 11/01/05 – 06/20/06[5]	8,250,496	8,250,286
Winston Funding Ltd.
3.71%, 10/23/05[5]	2,791,874	2,791,874

		362,807,568

TOTAL SHORT- TERM INVESTMENTS (Cost: $909,020,776)		909,020,776

TOTAL INVESTMENTS IN SECURITIES – 112.47% (Cost: $6,763,765,732)		7,874,181,501
Other Assets, Less Liabilities – (12.47)%		(873,323,451)

NET ASSETS – 100.00%		$7,000,858,050

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[9]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.81%

AIRLINES – 1.14%
Cathay Pacific Airways Ltd.	3,924,000	$7,270,266

		7,270,266

APPAREL – 0.93%
Yue Yuen Industrial Holdings Ltd.[1]	1,962,000	5,932,335

		5,932,335

BANKS – 13.88%
Bank of East Asia Ltd.	5,362,900	15,663,340
BOC Hong Kong Holdings Ltd.	14,061,000	28,313,227
Hang Seng Bank Ltd.[1]	2,943,000	39,759,269
Wing Hang Bank Ltd.	654,000	4,808,978

		88,544,814

CHEMICALS – 0.72%
Kingboard Chemical Holdings Co. Ltd.	1,962,000	4,607,026

		4,607,026

DISTRIBUTION & WHOLESALE – 6.23%
Esprit Holdings Ltd.	3,597,000	26,495,661
Li & Fung Ltd.	6,540,000	13,253,090

		39,748,751

DIVERSIFIED FINANCIAL SERVICES – 1.89%
Hong Kong Exchanges & Clearing Ltd.	3,924,000	12,066,623

		12,066,623

ELECTRIC – 10.24%
CLP Holdings Ltd.	6,867,200	40,025,496
Hongkong Electric Holdings Ltd.	5,232,000	25,277,639

		65,303,135

ELECTRICAL COMPONENTS & EQUIPMENT – 0.80%
Johnson Electric Holdings Ltd.	5,559,000	5,114,010

		5,114,010

ENGINEERING & CONSTRUCTION – 2.66%
Cheung Kong Infrastructure Holdings Ltd.	1,962,000	6,172,153
New World Development Co. Ltd.	8,502,800	10,830,686

		17,002,839

GAS – 4.32%
Hong Kong & China Gas Co. Ltd.	13,734,663	27,567,757

		27,567,757

HAND & MACHINE TOOLS – 1.42%
Techtronic Industries Co. Ltd.	3,597,000	9,071,004

		9,071,004

HOLDING COMPANIES - DIVERSIFIED – 20.66%
Hutchison Whampoa Ltd.[1]	8,502,800	83,910,470
Swire Pacific Ltd. Class A	3,270,000	31,071,132
Wharf Holdings Ltd. (The)	4,578,000	16,816,698

		131,798,300

LODGING – 1.07%
Shangri-La Asia Ltd.[1]	3,924,000	6,815,875

		6,815,875

MEDIA – 1.30%
SCMP Group Ltd.	2,616,000	1,060,247
Television Broadcasts Ltd.	1,308,000	7,245,022

		8,305,269

REAL ESTATE – 25.79%
Cheung Kong Holdings Ltd.	5,886,000	63,842,026
Hang Lung Properties Ltd.	7,194,000	11,199,912
Henderson Land
Development Co. Ltd.	2,616,000	13,025,894
Hopewell Holdings Ltd.	2,616,000	6,714,899
Hysan Development Co. Ltd.	2,616,000	6,529,776
Kerry Properties Ltd.[1]	1,635,000	4,438,733
Sino Land Co. Ltd.[1]	5,232,000	5,822,945
Sun Hung Kai Properties Ltd.	5,232,000	52,945,041

		164,519,226

RETAIL – 0.55%
Giordano International Ltd. [1]	5,232,000	3,500,499

		3,500,499

SEMICONDUCTORS – 0.81%
ASM Pacific Technology Ltd.[1]	654,000	3,201,778
Solomon Systech International Ltd.	6,540,000	1,956,408

		5,158,186

TELECOMMUNICATIONS – 2.76%
Hutchinson Telecommunications International Ltd.[1,2]	5,886,000	7,043,070
PCCW Ltd.[1]	14,388,576	9,441,627
SmarTone Telecommunications Holdings Ltd.	983,000	1,144,619

		17,629,316

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
TEXTILES – 0.28%
Texwinca Holdings Ltd.	2,616,000	$1,783,908

		1,783,908

TRANSPORTATION – 2.36%
MTR Corp. Ltd.	4,578,083	9,277,331
Orient Overseas International Ltd.	1,445,200	5,755,028

		15,032,359

TOTAL COMMON STOCKS (Cost: $549,357,828)		636,771,498

SHORT-TERM INVESTMENTS – 16.34%

CERTIFICATES OF DEPOSIT[3]– 1.86%
Banco Bilbao Vizcaya Argentaria SA
3.18% – 3.83%, 09/14/05 – 01/25/06	$675,696	675,696
Bank of Nova Scotia
3.45% – 3.56%, 09/26/05 – 01/03/06	292,802	292,780
Credit Suisse First Boston
3.53%, 05/09/06	450,464	450,464
Danske Bank
3.50%, 10/17/05	450,464	450,447
Dexia Credit Local
3.61%, 08/30/06	225,232	225,187
First Tennessee Bank
3.52%, 09/15/05	765,789	765,789
Fortis Bank NY
3.83% – 3.84%, 01/25/06	675,696	675,700
HBOS Treasury Services PLC
3.39%, 12/14/05	270,278	270,278
HSBC Bank USA N.A.
3.72%, 08/03/06	225,232	225,306
Royal Bank of Scotland
3.61%, 06/27/06	225,232	225,204
Societe Generale
3.51% – 3.60%, 03/30/06 – 06/13/06	698,219	698,095
Toronto-Dominion Bank
2.66% – 3.94%, 09/14/05 – 07/10/06	1,599,147	1,599,179

Security	Principal	Value
UBS AG
2.67% – 3.40%, 11/09/05 – 12/15/05	$360,371	$360,370
US Bank N.A.
3.54%, 09/19/05	1,126,160	1,126,160
Washington Mutual Bank
3.50% – 3.55%, 09/15/05 – 09/19/05	2,027,088	2,027,088
Wells Fargo Bank N.A.
3.50%, 09/06/05 – 09/20/05	1,779,333	1,779,332

		11,847,075

COMMERCIAL PAPER[3] – 3.74%
Alpine Securitization Corp.
3.52%, 09/09/05	900,928	900,223
Amstel Funding Corp.
3.49% – 3.91%, 09/15/05 – 02/15/06	950,479	945,408
Aspen Funding Corp.
3.49%, 09/01/05	450,464	450,464
Barton Capital Corp.
3.51%, 09/07/05	510,849	510,550
Blue Ridge Asset Funding Corp.
3.48% – 3.49%, 09/09/05 – 09/21/05	743,266	742,351
Bryant Park Funding LLC
3.51% – 3.92%, 09/06/05 – 02/22/06	229,282	227,048
Cantabric Finance LLC
3.73%, 10/31/05	173,190	172,113
Charta LLC
3.54%, 09/20/05	315,325	314,736
Chesham Finance LLC
3.54%, 09/15/05	135,139	134,953
Dorada Finance Inc.
3.76%, 01/26/06	45,046	44,355
Edison Asset Securitization LLC
3.12%, 09/06/05	337,848	337,702
Fairway Finance LLC
3.15% – 3.56%, 09/15/05 – 10/20/05	580,896	580,403

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2005

Security	Principal	Value
Ford Credit Floorplan Motown
3.47% – 3.72%, 09/09/05 – 11/08/05	$2,049,467	$2,040,117
Gemini Securitization Corp.
3.49%, 09/06/05	722,679	722,329
Georgetown Funding Co. LLC
3.49% – 3.53%, 09/20/05 – 09/21/05	1,464,008	1,461,177
Giro Funding Corp.
3.53% – 3.56%, 09/16/05 – 09/22/05	337,848	337,283
Grampian Funding LLC
3.13% – 3.84%, 09/09/05 – 01/31/06	698,219	690,743
Greenwich Capital Holdings Inc.
3.48% – 3.53%, 09/02/05 – 02/10/06	518,034	518,034
HSBC PLC
3.88%, 02/03/06	135,139	132,882
Jupiter Securitization Corp.
3.51%, 09/21/05	255,355	254,857
Leafs LLC
3.61%, 01/20/06 – 02/21/06[4]	472,945	472,945
Lockhart Funding LLC
3.47% – 3.55%, 09/16/05 – 09/19/05	620,933	620,006
Mortgage Interest Networking Trust
3.47% – 3.51%, 09/01/05 – 09/21/05	1,103,637	1,102,194
New Center Asset Trust
3.60%, 09/01/05	1,576,624	1,576,624
Park Avenue Receivables Corp.
3.50%, 09/19/05	254,080	253,635
Park Granada LLC
3.48% – 3.51%, 09/15/05 – 09/20/05	609,942	609,008
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	450,464	442,196
Scaldis Capital LLC
3.52%, 09/07/05	900,928	900,399
Sedna Finance Inc.
3.92%, 02/21/06	112,616	110,495

Security	Shares or Principal	Value
Solitaire Funding Ltd.
3.49% – 3.52%, 09/02/05 – 09/06/05	$1,324,364	$1,324,015
Sydney Capital Corp.
3.49%, 09/01/05	278,297	278,297
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	945,974	944,207
Three Pillars Funding Corp.
3.49% – 3.52%, 09/01/05 – 09/07/05	965,191	964,861
Thunder Bay Funding Inc.
3.50%, 09/01/05	75,295	75,295
Tulip Funding Corp.
3.49%, 09/01/05	1,662,082	1,662,082
Windmill Funding Corp.
3.52%, 09/09/05	207,213	207,051
World Savings Bank
3.51%, 09/09/05	157,662	157,662
Yorktown Capital LLC
3.53%, 09/19/05	653,173	652,020

		23,870,720

MEDIUM-TERM NOTES[3] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06[4]	139,644	139,632
K2 USA LLC
3.94%, 07/07/06[4]	270,278	270,267

		409,899

MONEY MARKET FUNDS – 0.32%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.63%[3,5,6]	1,801,856	1,801,856
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[5,6]	22,977	22,977
BlackRock Temp Cash Money Market Fund 3.41%[3,6]	47,730	47,730
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares
3.50%[3,6]	157,913	157,913

		2,030,476

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 3.15%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $10,812,217 and an effective yield of 3.60%.[7]	$10,811,136	$10,811,136
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $8,334,417 and an effective yield of 3.60%.[7]	8,333,584	8,333,584
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $982,110 and an effective yield of 3.60%.[7]	982,012	982,012

		20,126,732

TIME DEPOSITS[3] – 0.66%
Abbey National Treasury Services PLC
3.50%, 09/01/05	900,928	900,928
Chase Bank USA N.A.
3.58%, 09/01/05	2,477,552	2,477,552
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	594,690	594,690
Natexis Banques Populaires
3.51%, 09/20/05[8]	225,232	225,232

		4,198,402

VARIABLE & FLOATING RATE NOTES[3] – 6.55%
Allstate Life Global Funding II
3.58% – 3.66%, 07/08/06 – 07/27/06[4]	837,863	837,868
American Express Bank
3.55% – 3.63%, 10/17/05 – 07/19/06	1,216,253	1,216,257
American Express Centurion Bank
3.55% – 3.63%, 06/29/06 – 07/19/06	743,266	743,266
American Express Credit Corp.
3.65%, 10/26/05	900,928	900,996
ASIF Global Financing XXII
3.99%, 05/30/06[4]	450,464	451,025
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	292,802	292,802
Bank of America N.A.
3.56%, 08/10/06	2,252,320	2,252,320
Beta Finance Inc.
3.51% – 3.72%, 09/23/05 – 06/09/06[4]	2,315,385	2,315,354
BMW US Capital LLC
3.54%, 07/14/06[4]	450,464	450,464
Canadian Imperial Bank of Commerce
3.50% – 3.61%, 09/13/05 – 12/14/05	1,531,578	1,531,514
CC USA Inc.
3.52% – 3.59%, 03/23/06 – 07/14/06[4]	1,211,748	1,211,699
Commodore CDO Ltd.
3.47%, 12/12/05[4]	112,616	112,616
Credit Suisse First Boston
3.57%, 07/19/06	1,126,160	1,126,160
DEPFA Bank PLC
3.42%, 03/15/06	450,464	450,464
Dorada Finance Inc.
3.59% – 3.62%, 03/27/06 – 06/26/06[4]	716,238	716,275
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	450,464	450,464
Fifth Third Bancorp
3.58%, 04/21/06[4]	900,928	900,928
Five Finance Inc.
3.60% – 3.63%, 02/27/06 – 06/26/06[4]	315,325	315,331
General Electric Capital Corp.
3.66%, 07/07/06	202,709	202,892
Hartford Life Global Funding Trust
3.56%, 08/15/06	450,464	450,464

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2005

Security	Principal	Value
HBOS Treasury Services PLC
3.51% – 3.57%, 01/10/06 – 04/24/06[4]	$1,351,392	$1,351,392
HSBC Bank USA N.A.
3.70%, 05/04/06	157,662	157,748
K2 USA LLC
3.47% – 3.58%, 09/12/05 – 06/02/06[4]	1,756,810	1,756,824
Links Finance LLC
3.52% – 3.71%, 11/16/05 – 03/15/06[4]	1,756,810	1,757,000
Lothian Mortgages PLC
3.63%, 01/24/06	450,464	450,464
Marshall & Ilsley Bank
3.71%, 02/20/06	450,464	450,719
Metropolitan Life Global Funding I
3.55% – 4.01%, 08/28/06 – 09/06/06[4]	900,928	901,324
National City Bank (Ohio)
3.50%, 01/06/06	225,232	225,208
Nationwide Building Society
3.51% – 3.62%, 01/13/06 – 07/07/06[4]	1,666,717	1,666,878
Nordea Bank AB
3.55%, 08/11/06[4]	788,312	788,312
Northern Rock PLC
3.54% – 3.61%, 10/25/05 – 08/03/06[4]	1,441,485	1,441,510
Permanent Financing PLC
3.53% – 3.54%, 09/12/05 – 06/12/06[4]	1,734,286	1,734,286
Principal Life Income
Funding Trusts
3.74%, 05/10/06	337,848	337,861
Royal Bank of Scotland
3.47% – 3.61%, 04/05/06 – 08/30/06	1,503,424	1,503,080
Sedna Finance Inc.
3.54%, 01/10/06 – 01/17/06[4]	247,755	247,735
Sigma Finance Inc.
3.50% – 3.72%, 09/15/05 – 08/15/06[4]	2,572,149	2,572,164
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	450,464	450,464
Strips III LLC
3.69%, 07/24/06[4,8]	132,324	132,324
SunTrust Bank
3.63%, 04/28/06	675,696	675,696
Tango Finance Corp.
3.54% – 3.60%, 09/15/05 – 06/21/06[4]	1,094,627	1,094,560
Toyota Motor Credit Corp.
3.57%, 04/10/06	202,709	202,707
Unicredito Italiano SpA
3.34%, 06/14/06	585,603	585,440
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	1,084,422	1,084,422
Wells Fargo & Co.
3.56%, 09/15/06[4]	225,232	225,254
WhistleJacket Capital LLC
3.52% – 3.62%, 09/15/05 – 07/28/06[4]	1,801,856	1,801,778
White Pine Finance LLC
3.47% – 3.61%, 11/01/05 – 06/20/06[4]	950,479	950,454
Winston Funding Ltd.
3.71%, 10/23/05[4]	321,631	321,631

		41,796,394

TOTAL SHORT-TERM INVESTMENTS (Cost: $104,279,698)		104,279,698

TOTAL INVESTMENTS IN SECURITIES – 116.15% (Cost: $653,637,526)		741,051,196
Other Assets, Less Liabilities – (16.15)%		(103,066,358)

NET ASSETS – 100.00%		$637,984,838

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2005

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.87%

AGRICULTURE – 8.59%
British American Tobacco (Malaysia) Bhd	1,006,600	$10,207,436
Golden Hope Plantations Bhd	3,379,300	3,171,453
Highlands & Lowlands Bhd	1,222,300	1,412,839
IOI Corp. Bhd	4,889,200	14,646,861
Kuala Lumpur Kepong Bhd	2,013,200	3,842,800

		33,281,389

AIRLINES – 1.01%
Airasia Bhd[1]	5,608,200	2,304,535
Malaysian Airline System Bhd	2,013,200	1,622,515

		3,927,050

AUTO MANUFACTURERS – 2.23%
DRB-Hicom Bhd	3,163,600	1,341,930
Oriental Holdings Bhd	1,222,300	1,354,511
Proton Holdings Bhd	2,013,200	4,723,441
Tan Chong Motor Holdings Bhd	2,660,300	1,206,021

		8,625,903

AUTO PARTS & EQUIPMENT – 0.66%
UMW Holdings Bhd	1,797,500	2,549,477

		2,549,477

BANKS – 24.70%
AMMB Holdings Bhd	10,209,800	6,929,239
CIMB Bhd	1,495,777	2,438,767
Commerce Asset Holdings Bhd	15,170,900	22,321,976
Hong Leong Bank Bhd	3,810,700	5,505,916
Malayan Banking Bhd	13,373,400	40,418,017
Public Bank Bhd	8,124,700	14,969,954
RHB Capital Bhd	5,104,900	3,139,811

		95,723,680

BEVERAGES – 0.42%
Guinness Anchor Bhd	1,078,500	1,629,759

		1,629,759

BUILDING MATERIALS – 1.70%
Malayan Cement Bhd	9,275,100	1,512,245
OYL Industries Bhd	5,536,530	4,638,238
WTK Holdings Bhd	503,300	453,664

		6,604,147

CHEMICALS – 0.49%
Malaysian Oxygen Bhd	575,200	1,906,151

		1,906,151

COMMERCIAL SERVICES – 2.19%
PLUS Expressways Bhd	9,994,100	8,478,558

		8,478,558

DIVERSIFIED FINANCIAL SERVICES – 1.60%
Bursa Malaysia Bhd	2,372,700	2,679,667
Hong Leong Credit Bhd	1,653,700	1,876,415
OSK Holdings Bhd	2,300,833	634,376
TA Enterprise Bhd	5,320,600	1,008,544

		6,199,002

ELECTRIC – 7.12%
Malakoff Bhd	4,314,000	8,920,785
Tenaga Nasional Bhd	6,399,100	18,661,214

		27,581,999

ELECTRONICS – 0.16%
Hong Leong Industries Bhd	719,000	632,842
Hume Industries Bhd	667	866

		633,708

ENGINEERING & CONSTRUCTION – 5.93%
Gamuda Bhd	4,457,800	5,058,161
IJM Corp. Bhd	2,660,300	3,385,323
Malaysia Airports Holdings Bhd	2,228,900	1,193,631
Malaysian Resources Corp. Bhd[1]	4,601,600	609,968
MMC Corp. Bhd	2,228,900	1,299,995
Road Builder (Malaysia) Holdings Bhd	3,091,700	1,639,290
Transmile Group Bhd	934,700	2,651,456
YTL Corp. Bhd	4,889,288	7,129,131

		22,966,955

ENTERTAINMENT – 6.78%
Berjaya Sports Toto Bhd	4,817,300	5,823,671
Magnum Corp. Bhd	6,902,400	3,733,005
Resorts World Bhd	3,954,500	10,798,343
Tanjong PLC	1,653,700	5,918,598

		26,273,617

ENVIRONMENTAL CONTROL – 0.19%
Puncak Niaga Holding Bhd	1,078,500	743,399

		743,399

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2005

Security	Shares	Value
FOOD – 2.02%
Nestle (Malaysia) Bhd	575,200	$3,781,803
PPB Group Bhd	3,738,866	4,063,985

		7,845,788

GAS – 1.84%
Petronas Gas Bhd	3,163,600	7,129,003

		7,129,003

HOLDING COMPANIES – DIVERSIFIED – 4.48%
Mulpha International Bhd[1]	5,967,700	909,710
Multi-Purpose Holdings Bhd[1]	4,601,600	1,134,541
Sime Darby Bhd	9,562,700	15,337,841

		17,382,092

INSURANCE – 0.63%
Kurnia Asia Bhd[1]	4,817,300	1,494,231
MAA Holdings Bhd	790,900	964,512

		2,458,743

LODGING – 4.04%
Genting Bhd	3,091,700	15,655,215

		15,655,215

MEDIA – 2.75%
Astro All Asia Networks PLC	3,882,600	5,661,267
Media Prima Bhd[1]	3,235,500	1,355,273
New Straits Times Press Bhd	934,700	758,267
Star Publications (Malaysia) Bhd	1,509,900	2,882,100

		10,656,907

METAL FABRICATE & HARDWARE – 0.05%
KrisAssets Holdings Bhd[1,2]	282,362	192,878

		192,878

OIL & GAS – 1.37%
Petronas Dagangan Bhd	2,013,200	1,996,121
Shell Refining Co.	1,222,300	3,305,265

		5,301,386

OIL & GAS SERVICES – 0.41%
Scomi Group Bhd	4,385,900	1,569,715

		1,569,715

REAL ESTATE – 2.99%
Bandar Raya Developments Bhd	1,725,600	695,364
IGB Corp. Bhd	5,823,900	1,945,417
IOI Properties Bhd	647,150	1,363,956
Island & Peninsular Bhd	1,182,610	489,096
KLCC Property Holdings Bhd	3,738,800	2,091,428
MK Land Holdings Bhd	2,876,000	747,211
SP Setia Bhd	3,738,800	4,242,329

		11,574,801

RETAIL – 0.14%
Edaran Otomobil Nasional Bhd	575,200	530,672

		530,672

SEMICONDUCTORS – 0.66%
Malaysian Pacific Industries Bhd	647,100	1,801,312
Unisem (Malaysia) Bhd	1,941,300	756,551

		2,557,863

TELECOMMUNICATIONS – 9.29%
Maxis Communications Bhd	6,902,400	17,384,093
Telekom Malaysia Bhd	6,758,600	18,634,528

		36,018,621

TRANSPORTATION – 5.43%
Malaysia International Shipping Corp. Bhd	3,738,800	17,643,330
Malaysian Bulk Carriers Bhd	1,941,300	1,173,426
POS Malaysia & Services Holdings Bhd	2,444,600	2,242,396

		21,059,152

TOTAL COMMON STOCKS (Cost: $321,999,685)		387,057,630

SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[3,4]	401,056	401,056

		401,056

TOTAL SHORT-TERM INVESTMENTS (Cost: $401,056)		401,056

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $322,400,741)		387,458,686
Other Assets, Less Liabilities – 0.03%		116,294

NET ASSETS – 100.00%		$387,574,980

[1]	Non-income earning security.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2005

[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.92%

BEVERAGES – 8.80%
Coca-Cola Femsa SA de CV ADR[1]	105,600	$2,851,200
Fomento Economico Mexicano SA de CV Class UBD	1,848,000	12,602,020
Grupo Modelo SA de CV Series C	2,183,450	7,023,713

		22,476,933

BUILDING MATERIALS – 13.72%
Cemex SA de CV Series CPO	7,392,000	35,059,356

		35,059,356

DIVERSIFIED FINANCIAL SERVICES – 4.06%
Grupo Financiero Banorte SA de CV Series O	1,267,200	10,372,475

		10,372,475

ENGINEERING & CONSTRUCTION – 1.53%
Grupo Aeroportuario del Sureste SA de CV ADR	105,600	3,917,760

		3,917,760

FOOD – 1.57%
Grupo Bimbo SA Series A	1,311,200	4,014,125

		4,014,125

FOREST PRODUCTS & PAPER – 2.97%
Kimberly-Clark de Mexico SA de CV Class A	2,323,200	7,602,184

		7,602,184

HOLDING COMPANIES - DIVERSIFIED – 5.79%
Alfa SA de CV Class A	1,056,000	6,382,686
Grupo Carso SA de CV Series A1	4,153,600	8,413,230

		14,795,916

HOME BUILDERS – 2.71%
Corporacion GEO SA de CV Series B2	1,381,600	3,820,740
Urbi Desarrollos Urbanos SA de CV2	510,400	3,100,071

		6,920,811

HOUSEWARES – 0.55%
Vitro SA de CV Series A	1,226,369	1,405,356

		1,405,356

MEDIA – 5.93%
Grupo Televisa SA Series CPO	3,854,400	12,053,021
TV Azteca SA de CV Series CPO[2]	5,376,800	3,103,148

		15,156,169

Security	Shares or Principal	Value
MINING – 2.89%
Grupo Mexico SA de CV Series B	3,432,000	$6,021,554
Industrias Penoles SA de CV Series CP	352,000	1,366,393

		7,387,947

REAL ESTATE – 1.27%
Consorcio Ara SA de CV	976,846	3,257,960

		3,257,960

RETAIL – 7.65%
Controladora Comercial Mexicana SA de CV	1,812,800	2,508,277
Grupo Sanborns SA Series B1[2]	884,443	1,554,238
Organizacion Soriana SA de CV Series B2	797,456	3,107,364
Wal-Mart de Mexico SA de CV Series V	2,860,000	12,368,997

		19,538,876

TELECOMMUNICATIONS – 40.48%
America Movil SA de CV Series L	55,017,600	60,095,991
America Telecom SA de CV Series A1[2]	1,797,088	6,183,100
Carso Global Telecom SA de CV Class A1[2]	2,687,779	4,487,089
Telefonos de Mexico SA de CV Series L	34,242,214	32,684,023

		103,450,203

TOTAL COMMON STOCKS (Cost: $220,599,061)		255,356,071

SHORT-TERM INVESTMENTS – 1.06%

CERTIFICATES OF DEPOSIT[3] – 0.12%
Banco Bilbao Vizcaya Argentaria SA
3.18% – 3.83%, 09/14/05 – 01/25/06	$17,437	17,436
Bank of Nova Scotia
3.45% – 3.56%, 09/26/05 – 01/03/06	7,556	7,555
Credit Suisse First Boston
3.53%, 05/09/06	11,624	11,624

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2005

Security	Principal	Value
Danske Bank
3.50%, 10/17/05	$11,624	$11,624
Dexia Credit Local
3.61%, 08/30/06	5,812	5,811
First Tennessee Bank
3.52%, 09/15/05	19,762	19,762
Fortis Bank NY
3.83% – 3.84%, 01/25/06	17,437	17,436
HBOS Treasury Services PLC
3.39%, 12/14/05	6,975	6,975
HSBC Bank USA N.A.
3.72%, 08/03/06	5,812	5,814
Royal Bank of Scotland
3.61%, 06/27/06	5,812	5,812
Societe Generale
3.51% – 3.60%, 03/30/06 – 06/13/06	18,018	18,015
Toronto-Dominion Bank
2.66% – 3.94%, 09/14/05 – 07/10/06	41,267	41,268
UBS AG
2.67% – 3.40%, 11/09/05 – 12/15/05	9,300	9,300
US Bank N.A.
3.54%, 09/19/05	29,061	29,061
Washington Mutual Bank
3.50% – 3.55%, 09/15/05 – 09/19/05	52,310	52,309
Wells Fargo Bank N.A.
3.50%, 09/06/05 – 09/20/05	45,917	45,917

		305,719
COMMERCIAL PAPER[3] – 0.24%
Alpine Securitization Corp.
3.52%, 09/09/05	23,249	23,232
Amstel Funding Corp.
3.49% – 3.91%, 09/15/05 – 02/15/06	24,528	24,397
Aspen Funding Corp.
3.49%, 09/01/05	11,624	11,624
Barton Capital Corp.
3.51%, 09/07/05	13,183	13,175
Blue Ridge Asset Funding Corp.
3.48% – 3.49%, 09/09/05 – 09/21/05	19,180	19,156
Bryant Park Funding LLC
3.51% – 3.92%, 09/06/05 – 02/22/06	5,917	5,859
Cantabric Finance LLC
3.73%, 10/31/05	4,469	4,441
Charta LLC
3.54%, 09/20/05	8,137	8,122
Chesham Finance LLC
3.54%, 09/15/05	3,487	3,483
Dorada Finance Inc.
3.76%, 01/26/06	1,162	1,145
Edison Asset Securitization LLC
3.12%, 09/06/05	8,718	8,715
Fairway Finance LLC
3.15% – 3.56%, 09/15/05 – 10/20/05	14,990	14,978
Ford Credit Floorplan Motown
3.47% – 3.72%, 09/09/05 – 11/08/05	52,888	52,645
Gemini Securitization Corp.
3.49%, 09/06/05	18,649	18,640
Georgetown Funding Co. LLC
3.49% – 3.53%, 09/20/05 – 09/21/05	37,779	37,706
Giro Funding Corp.
3.53% – 3.56%, 09/16/05 – 09/22/05	8,718	8,704
Grampian Funding LLC
3.13% – 3.84%, 09/09/05 – 01/31/06	18,018	17,825
Greenwich Capital Holdings Inc.
3.48% – 3.53%, 09/02/05 – 02/10/06	13,368	13,368
HSBC PLC
3.88%, 02/03/06	3,487	3,429
Jupiter Securitization Corp.
3.51%, 09/21/05	6,590	6,577
Leafs LLC
3.61%, 01/20/06 – 02/21/06[4]	12,205	12,205

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2005

Security	Principal	Value
Lockhart Funding LLC
3.47% – 3.55%, 09/16/05 – 09/19/05	$16,024	$16,000
Mortgage Interest Networking Trust
3.47% – 3.51%, 09/01/05 – 09/21/05	28,480	28,443
New Center Asset Trust
3.60%, 09/01/05	40,686	40,686
Park Avenue Receivables Corp.
3.50%, 09/19/05	6,557	6,545
Park Granada LLC
3.48% – 3.51%, 09/15/05 – 09/20/05	15,740	15,716
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	11,624	11,411
Scaldis Capital LLC
3.52%, 09/07/05	23,249	23,235
Sedna Finance Inc.
3.92%, 02/21/06	2,906	2,851
Solitaire Funding Ltd.
3.49% – 3.52%, 09/02/05 – 09/06/05	34,176	34,166
Sydney Capital Corp.
3.49%, 09/01/05	7,182	7,182
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	24,411	24,366
Three Pillars Funding Corp.
3.49% – 3.52%, 09/01/05 – 09/07/05	24,907	24,899
Thunder Bay Funding Inc.
3.50%, 09/01/05	1,943	1,943
Tulip Funding Corp.
3.49%, 09/01/05	42,891	42,891
Windmill Funding Corp.
3.52%, 09/09/05	5,347	5,343
World Savings Bank
3.51%, 09/09/05	4,069	4,069
Yorktown Capital LLC
3.53%, 09/19/05	16,855	16,826

		615,998

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06[4]	$3,604	$3,603
K2 USA LLC
3.94%, 07/07/06[4]	6,975	6,974

		10,577

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.63%[3,5,6]	46,498	46,498
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[5,6]	17,275	17,275
BlackRock Temp Cash Money Market Fund
3.41%[3,6]	1,232	1,232
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares
3.50%[3,6]	4,075	4,075

		69,080

REPURCHASE AGREEMENTS[3] – 0.20%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $279,015 and an effective yield of 3.60%.[7]	$278,988	278,988
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $215,074 and an effective yield of 3.60%.[7]	215,053	215,053
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $25,344 and an effective yield of 3.60%.[7]	25,341	25,341

		519,382

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2005

Security	Principal	Value
TIME DEPOSITS[3] – 0.04%
Abbey National Treasury Services PLC
3.50%, 09/01/05	$23,249	$23,249
Chase Bank USA N.A.
3.58%, 09/01/05	63,935	63,935
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	15,346	15,346
Natexis Banques Populaires
3.51%, 09/20/05[8]	5,812	5,812

		108,342

VARIABLE & FLOATING RATE NOTES[3] – 0.42%
Allstate Life Global Funding II
3.58% – 3.66%, 07/08/06 – 07/27/06[4]	21,621	21,621
American Express Bank
3.55% – 3.63%, 10/17/05 – 07/19/06	31,386	31,386
American Express Centurion Bank
3.55% – 3.63%, 06/29/06 – 07/19/06	19,180	19,181
American Express Credit Corp.
3.65%, 10/26/05	23,249	23,251
ASIF Global Financing XXII
3.99%, 05/30/06[4]	11,624	11,639
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	7,556	7,556
Bank of America N.A.
3.56%, 08/10/06	58,122	58,122
Beta Finance Inc.
3.51% – 3.72%, 09/23/05 – 06/09/06[4]	59,750	59,749
BMW US Capital LLC
3.54%, 07/14/06[4]	11,624	11,624
Canadian Imperial Bank of Commerce
3.50% – 3.61%, 09/13/05 – 12/14/05	39,523	39,521
CC USA Inc.
3.52% – 3.59%, 03/23/06 – 07/14/06[4]	31,270	31,269
Commodore CDO Ltd.
3.47%, 12/12/05[4]	2,906	2,906
Credit Suisse First Boston
3.57%, 07/19/06	29,061	29,061
DEPFA Bank PLC
3.42%, 03/15/06	11,624	11,624
Dorada Finance Inc.
3.59% – 3.62%, 03/27/06 – 06/26/06[4]	18,483	18,484
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	11,624	11,624
Fifth Third Bancorp
3.58%, 04/21/06[4]	23,249	23,249
Five Finance Inc.
3.60% – 3.63%, 02/27/06 – 06/26/06[4]	8,137	8,138
General Electric Capital Corp.
3.66%, 07/07/06	5,231	5,236
Hartford Life Global Funding Trust
3.56%, 08/15/06	11,624	11,624
HBOS Treasury Services PLC
3.51% – 3.57%, 01/10/06 – 04/24/06[4]	34,873	34,872
HSBC Bank USA N.A.
3.70%, 05/04/06	4,069	4,071
K2 USA LLC
3.47% – 3.58%, 09/12/05 – 06/02/06[4]	45,335	45,336
Links Finance LLC
3.52% – 3.71%, 11/16/05 – 03/15/06[4]	45,335	45,340
Lothian Mortgages PLC
3.63%, 01/24/06	11,624	11,624
Marshall & Ilsley Bank
3.71%, 02/20/06	11,624	11,631
Metropolitan Life Global Funding I
3.55% – 4.01%, 08/28/06 – 09/06/06[4]	23,249	23,259
National City Bank (Ohio)
3.50%, 01/06/06	5,812	5,812

64	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2005

Security	Principal	Value
Nationwide Building Society
3.51% – 3.62%, 01/13/06 – 07/07/06[4]	$43,011	$43,014
Nordea Bank AB
3.55%, 08/11/06[4]	20,343	20,343
Northern Rock PLC
3.54% – 3.61%, 10/25/05 – 08/03/06[4]	37,198	37,199
Permanent Financing PLC
3.53% – 3.54%, 09/12/05 – 06/12/06[4]	44,754	44,754
Principal Life Income Funding Trusts
3.74%, 05/10/06	8,718	8,719
Royal Bank of Scotland
3.47% – 3.61%, 04/05/06 – 08/30/06	38,797	38,788
Sedna Finance Inc.
3.54%, 01/10/06 – 01/17/06[4]	6,393	6,393
Sigma Finance Inc.
3.50% – 3.72%, 09/15/05 – 08/15/06[4]	66,376	66,376
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	11,624	11,624
Strips III LLC
3.69%, 07/24/06[4,8]	3,415	3,415
SunTrust Bank
3.63%, 04/28/06	17,437	17,437
Tango Finance Corp.
3.54% – 3.60%, 09/15/05 – 06/21/06[4]	28,247	28,246
Toyota Motor Credit Corp.
3.57%, 04/10/06	5,231	5,231
Unicredito Italiano SpA
3.34%, 06/14/06	15,112	15,108
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	27,984	27,984
Wells Fargo & Co.
3.56%, 09/15/06[4]	5,812	5,813
WhistleJacket Capital LLC
3.52% – 3.62%, 09/15/05 – 07/28/06[4]	46,498	46,496
White Pine Finance LLC
3.47% – 3.61%, 11/01/05 – 06/20/06[4]	24,528	24,527
Winston Funding Ltd.
3.71%, 10/23/05[4]	8,300	8,300

		1,078,577

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,707,675)		2,707,675

TOTAL INVESTMENTS IN SECURITIES – 100.98% (Cost: $223,306,736)		258,063,746
Other Assets, Less Liabilities – (0.98)%		(2,506,297)

NET ASSETS – 100.00%		$255,557,449

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.20%

AUSTRALIA – 64.67%
Alinta Ltd.[1]	457,704	$3,781,848
Alumina Ltd.[1]	2,456,844	10,980,477
Amcor Ltd.	333,216	1,651,948
AMP Ltd.	3,685,968	20,405,429
Ansell Ltd.[1]	308,256	2,470,601
APN News & Media Ltd.[1]	627,432	2,398,894
Aristocrat Leisure Ltd.[1]	619,008	5,826,047
Australia & New Zealand Banking Group Ltd.	3,579,108	59,575,985
Australian Gas Light Co. Ltd.	899,340	9,585,902
Australian Stock Exchange Ltd.[1]	202,644	4,041,336
AXA Asia Pacific Holdings Ltd.[1]	1,722,240	6,377,747
Babcock & Brown Ltd.[1]	296,712	4,134,335
BHP Billiton Ltd.[1]	7,019,688	107,882,279
BHP Steel Ltd.[1]	1,445,028	10,116,234
Billabong International Ltd.	250,692	2,438,579
Boral Ltd.[1]	1,282,944	6,996,341
Brambles Industries Ltd.[1]	1,935,648	12,911,183
Caltex Australia Ltd.	257,712	3,348,940
Centro Properties Group	1,521,156	6,798,567
Challenger Financial Services Group Ltd.[2]	802,776	2,158,759
Coca-Cola Amatil Ltd.	1,045,044	6,782,269
Cochlear Ltd.	104,988	3,312,193
Coles Myer Ltd.[1]	2,269,332	16,858,580
Commonwealth Bank of Australia	2,505,672	70,391,868
Commonwealth Property Office Fund	3,463,044	3,303,607
Computershare Ltd.[1]	805,116	4,039,816
CSL Ltd.	388,440	9,999,188
CSR Ltd.	1,921,764	3,868,668
DB RREEF Trust	5,158,296	5,288,903
DCA Group Ltd.[1]	845,208	2,488,722
Downer EDI Ltd.	561,132	2,550,040
Foster’s Group Ltd.	3,884,556	16,777,834
Futuris Corp. Ltd.	1,100,736	1,653,636
Gandel Retail Trust	3,305,016	4,394,136
GPT Group	3,711,240	10,899,899
Harvey Norman Holdings Ltd.[1]	804,905	1,602,202
Iluka Resources Ltd.	473,148	3,020,944
ING Industrial Fund[1]	1,629,264	2,741,360
Insurance Australia Group Ltd.	3,177,564	12,912,735
Investa Property Group[1]	3,450,252	5,338,813
James Hardie Industries NV	916,968	5,937,288
John Fairfax Holdings Ltd.	1,914,432	6,255,411
Leighton Holdings Ltd.[1]	262,236	2,933,011
Lend Lease Corp Ltd.	709,020	7,019,409
Lion Nathan Ltd.[1]	609,804	3,682,756
Macquarie Airports	100,152	239,981
Macquarie Bank Ltd.	435,084	20,628,458
Macquarie Communications Infrastructure Group[1]	629,304	2,973,294
Macquarie Goodman Group	2,231,112	7,156,092
Macquarie Infrastructure Group	4,213,404	12,311,455
Mayne Group Ltd.	1,272,336	4,778,576
Mirvac Group	1,868,568	5,361,656
Multiplex Group	1,443,624	3,643,511
National Australia Bank Ltd.	3,061,968	72,012,914
Newcrest Mining Ltd.	652,704	8,329,834
OneSteel Ltd.[1]	1,311,804	3,153,157
Orica Ltd.[1]	560,664	8,010,135
Origin Energy Ltd.[1]	1,585,272	8,633,134
Pacific Brands Ltd.[1]	1,218,828	2,526,843
PaperlinX Ltd.[1]	1,388,712	3,390,176
Patrick Corp. Ltd.[1]	1,409,772	7,455,010
Perpetual Trustees Australia Ltd.	75,816	3,481,304
Publishing & Broadcasting Ltd.	260,988	3,160,183
Qantas Airways Ltd.	58,656	141,431
QBE Insurance Group Ltd.[1]	1,521,000	19,536,735
Rinker Group Ltd.[1]	1,818,960	19,633,901
Rio Tinto Ltd.[1]	575,796	21,759,536
Santos Ltd.	1,137,552	9,894,788
SFE Corp. Ltd.[1]	251,784	2,190,097
Sonic Healthcare Ltd.	482,820	5,548,855
Stockland Trust Group	2,638,896	11,695,020
Suncorp-Metway Ltd.	1,047,228	15,496,519
TABCORP Holdings Ltd.	1,079,988	13,385,344
Telstra Corp. Ltd.[1]	4,254,120	14,954,857
Toll Holdings Ltd.[1]	496,392	5,249,937
Transurban Group[1]	1,531,140	8,223,328

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2005

Security	Shares	Value
UNiTAB Ltd.	221,988	$2,204,386
Wesfarmers Ltd.[1]	739,284	21,879,339
Westfield Group[1]	2,825,160	36,967,312
Westpac Banking Corp. Ltd.	3,529,188	52,329,744
Woodside Petroleum Ltd.[1]	909,324	22,499,296
Woolworths Ltd.[1]	2,090,244	25,513,910

		984,284,767

HONG KONG – 21.55%
ASM Pacific Technology Ltd.[1]	468,000	2,291,181
Bank of East Asia Ltd.	2,839,200	8,292,408
BOC Hong Kong Holdings Ltd.[1]	7,254,000	14,606,653
Cathay Pacific Airways Ltd.[1]	2,496,000	4,624,512
Cheung Kong Holdings Ltd.	2,964,000	32,148,787
Cheung Kong Infrastructure Holdings Ltd.	936,000	2,944,514
CLP Holdings Ltd.	3,510,000	20,458,046
Esprit Holdings Ltd.[1]	1,872,000	13,789,235
Giordano International Ltd.[1]	2,808,000	1,878,708
Hang Lung Properties Ltd.	3,588,736	5,587,090
Hang Seng Bank Ltd.	1,482,000	20,021,487
Henderson Land Development Co. Ltd.	1,404,000	6,990,961
Hong Kong & China Gas Co. Ltd.	7,020,836	14,091,988
Hong Kong Exchanges & Clearing Ltd.[1]	2,184,000	6,715,979
Hongkong Electric Holdings Ltd.	2,730,000	13,189,594
Hopewell Holdings Ltd.	1,248,000	3,203,438
Hutchinson Telecommunications International Ltd.[2]	2,808,000	3,359,997
Hutchison Whampoa Ltd.	4,212,000	41,566,414
Hysan Development Co. Ltd.	1,248,000	3,115,122
Johnson Electric Holdings Ltd.	546,000	502,293
Kerry Properties Ltd.[1]	936,000	2,541,073
Kingboard Chemical Holdings Co. Ltd.	1,248,000	2,930,463
Li & Fung Ltd.	3,432,000	6,954,832
MTR Corp. Ltd.	2,652,000	5,374,189
New World Development Co. Ltd.	4,368,941	5,565,064
Noble Group Ltd.[1]	1,872,000	1,599,858
Orient Overseas International Ltd.[1]	468,200	1,864,451
PCCW Ltd.[1]	7,332,845	4,811,733
SCMP Group Ltd.[1]	1,872,000	758,709
Shangri-La Asia Ltd.[1]	2,184,000	3,793,545
Sino Land Co. Ltd.[1]	2,808,000	3,125,158
SmarTone Telecommunications Holdings Ltd.	624,000	726,594
Solomon Systech International Ltd.	8,112,000	2,426,664
Sun Hung Kai Properties Ltd.	2,652,000	26,836,821
Swire Pacific Ltd. Class A	1,794,000	17,046,364
Techtronic Industries Co. Ltd.[1]	1,872,000	4,720,856
Television Broadcasts Ltd.	624,000	3,456,341
Texwinca Holdings Ltd.	624,000	425,519
Wharf Holdings Ltd. (The)	2,340,000	8,595,691
Wing Hang Bank Ltd.	312,000	2,294,191
Yue Yuen Industrial Holdings Ltd.[1]	936,000	2,830,105

		328,056,628

NEW ZEALAND – 2.73%
Auckland International Airport Ltd.	2,030,496	2,924,304
Carter Holt Harvey Ltd.[1]	1,874,028	3,295,846
Contact Energy Ltd.[1]	561,132	2,878,991
Fisher & Paykel Appliances Holdings Ltd.[1]	391,618	930,066
Fisher & Paykel Healthcare Corp. Ltd.[1]	950,196	2,315,863
Fletcher Building Ltd.[1]	914,472	4,634,881
Kiwi Income Property Trust	1,424,436	1,144,084
NGC Holdings Ltd.	321,204	962,999
Sky City Entertainment Group Ltd.[1]	807,144	2,699,325
Sky Network Television Ltd. New[2]	381,576	1,574,651
Telecom Corp. of New Zealand Ltd.[1]	3,780,972	15,917,106
Tower Ltd.[1,2]	612,144	898,559
Vector Ltd.[2]	123,412	279,423
Warehouse Group Ltd. (The)	77,296	202,305
Waste Management NZ Ltd.	202,956	892,345

		41,550,748

SINGAPORE – 10.25%
Allgreen Properties Ltd.	936,000	699,938
Ascendas Real Estate Investment Trust[1]	1,716,000	2,281,278
Capitaland Ltd.[1]	2,028,000	3,514,502
CapitaMall Trust Management Ltd.	1,248,000	1,785,026
Chartered Semiconductor Manufacturing Ltd.[1,2]	2,496,000	1,629,485

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2005

Security	Shares or Principal	Value

City Developments Ltd.	936,000	$4,721,802
ComfortDelGro Corp. Ltd.	3,432,000	2,933,072
COSCO Corp. Singapore Ltd.[1]	780,000	1,087,866
Creative Technology Ltd.[1]	195,000	1,608,653
Datacraft Asia Ltd.[2]	624,000	592,800
DBS Group Holdings Ltd.	2,184,000	20,220,422
Fraser & Neave Ltd.	312,830	3,100,544
Haw Par Corp. Ltd.	312,397	936,292
Jardine Cycle & Carriage Ltd.	156,000	1,036,945
Keppel Corp. Ltd.[1]	1,092,000	7,517,849
Keppel Land Ltd.[1]	780,000	1,592,451
Neptune Orient Lines Ltd.	1,092,000	2,099,813
Olam International Ltd.[2]	1,248,000	799,929
Oversea-Chinese Banking Corp.	4,849,600	17,988,664
Overseas Union Enterprise Ltd.	156,000	874,922
Parkway Holdings Ltd.	1,404,000	1,666,518
SembCorp Industries Ltd.	1,803,240	3,007,273
SembCorp Marine Ltd.	1,092,000	1,814,653
Singapore Airlines Ltd.[1]	1,404,000	9,832,458
Singapore Exchange Ltd.	1,404,000	1,941,494
Singapore Land Ltd.[1]	312,000	990,653
Singapore Petroleum Co. Ltd.	156,000	504,585
Singapore Post Ltd.	3,120,000	1,888,721
Singapore Press Holdings Ltd.	3,120,517	8,371,012
Singapore Technologies Engineering Ltd.	2,496,000	3,851,509
Singapore Telecommunications Ltd.[1]	13,416,871	20,543,949
SMRT Corp. Ltd.	1,248,000	799,929
STATS ChipPAC Ltd.[1,2]	3,276,000	2,022,042
United Overseas Bank Ltd.	2,340,000	19,720,467
United Overseas Land Ltd.[1]	1,008,000	1,393,893
Wing Tai Holdings Ltd.	936,333	683,515

		156,054,924

TOTAL COMMON STOCKS (Cost: $1,221,573,781)		1,509,947,067

SHORT-TERM INVESTMENTS – 21.16%

CERTIFICATES OF DEPOSIT[3] – 2.40%
Banco Bilbao Vizcaya Argentaria SA
3.18% – 3.83%, 09/14/05 – 01/25/06	$2,082,106	2,082,106

Security	Principal	Value

Bank of Nova Scotia
3.45% – 3.56%, 09/26/05 – 01/03/06	$902,246	$902,177
Credit Suisse First Boston
3.53%, 05/09/06	1,388,071	1,388,071
Danske Bank
3.50%, 10/17/05	1,388,071	1,388,018
Dexia Credit Local
3.61%, 08/30/06	694,035	693,897
First Tennessee Bank
3.52%, 09/15/05	2,359,720	2,359,720
Fortis Bank NY
3.83% – 3.84%, 01/25/06	2,082,106	2,082,120
HBOS Treasury Services PLC
3.39%, 12/14/05	832,842	832,842
HSBC Bank USA N.A.
3.72%, 08/03/06	694,035	694,262
Royal Bank of Scotland
3.61%, 06/27/06	694,035	693,950
Societe Generale
3.51% – 3.60%, 03/30/06 – 06/13/06	2,151,509	2,151,128
Toronto-Dominion Bank
2.66% – 3.94%, 09/14/05 – 07/10/06	4,927,650	4,927,749
UBS AG
2.67% – 3.40%, 11/09/05 – 12/15/05	1,110,456	1,110,454
US Bank N.A.
3.54%, 09/19/05	3,470,176	3,470,176
Washington Mutual Bank
3.50% – 3.55%, 09/15/05 – 09/19/05	6,246,317	6,246,317
Wells Fargo Bank N.A.
3.50%, 09/06/05 – 09/20/05	5,482,879	5,482,876

		36,505,863

COMMERCIAL PAPER[3] – 4.83%
Alpine Securitization Corp.
3.52%, 09/09/05	2,776,141	2,773,969
Amstel Funding Corp.
3.49% – 3.91%, 09/15/05 – 02/15/06	2,928,829	2,913,207

68	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2005

Security	Principal	Value

Aspen Funding Corp.
3.49%, 09/01/05	$1,388,071	$1,388,071
Barton Capital Corp.
3.51%, 09/07/05	1,574,141	1,573,220
Blue Ridge Asset Funding Corp.
3.48% – 3.49%, 09/09/05 – 09/21/05	2,290,316	2,287,495
Bryant Park Funding LLC
3.51% – 3.92%, 09/06/05 – 02/22/06	706,514	699,631
Cantabric Finance LLC
3.73%, 10/31/05	533,671	530,354
Charta LLC
3.54%, 09/20/05	971,649	969,834
Chesham Finance LLC
3.54%, 09/15/05	416,421	415,848
Dorada Finance Inc.
3.76%, 01/26/06	138,807	136,676
Edison Asset Securitization LLC
3.12%, 09/06/05	1,041,053	1,040,602
Fairway Finance LLC
3.15% – 3.56%, 09/15/05 – 10/20/05	1,789,986	1,788,470
Ford Credit Floorplan Motown
3.47% – 3.72%, 09/09/05 – 11/08/05	6,315,277	6,286,463
Gemini Securitization Corp.
3.49%, 09/06/05	2,226,882	2,225,802
Georgetown Funding Co. LLC
3.49% – 3.53%, 09/20/05 – 09/21/05	4,511,229	4,502,506
Giro Funding Corp.
3.53% – 3.56%, 09/16/05 – 09/22/05	1,041,053	1,039,311
Grampian Funding LLC
3.13% – 3.84%, 09/09/05 – 01/31/06	2,151,509	2,128,473
Greenwich Capital Holdings Inc.
3.48% – 3.53%, 09/02/05 – 02/10/06	1,596,281	1,596,281
HSBC PLC
3.88%, 02/03/06	416,421	409,465
Jupiter Securitization Corp.
3.51%, 09/21/05	786,856	785,321
Leafs LLC
3.61%, 01/20/06 – 02/21/064	1,457,345	1,457,345
Lockhart Funding LLC
3.47% – 3.55%, 09/16/05 – 09/19/05	1,913,358	1,910,501
Mortgage Interest Networking Trust
3.47% – 3.51%, 09/01/05 – 09/21/05	3,400,773	3,396,328
New Center Asset Trust
3.60%, 09/01/05	4,858,247	4,858,247
Park Avenue Receivables Corp.
3.50%, 09/19/05	782,927	781,557
Park Granada LLC
3.48% – 3.51%, 09/15/05 – 09/20/05	1,879,489	1,876,614
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,388,071	1,362,592
Scaldis Capital LLC
3.52%, 09/07/05	2,776,141	2,774,512
Sedna Finance Inc.
3.92%, 02/21/06	347,018	340,481
Solitaire Funding Ltd.
3.49% – 3.52%, 09/02/05 – 09/06/05	4,080,927	4,079,852
Sydney Capital Corp.
3.49%, 09/01/05	857,550	857,550
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	2,914,948	2,909,502
Three Pillars Funding Corp.
3.49% – 3.52%, 09/01/05 – 09/07/05	2,974,163	2,973,148
Thunder Bay Funding Inc.
3.50%, 09/01/05	232,016	232,016
Tulip Funding Corp.
3.49%, 09/01/05	5,121,578	5,121,578
Windmill Funding Corp.
3.52%, 09/09/05	638,512	638,013

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
World Savings Bank
3.51%, 09/09/05	$485,825	$485,824
Yorktown Capital LLC
3.53%, 09/19/05	2,012,702	2,009,150

		73,555,809

MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	430,302	430,265
K2 USA LLC
3.94%, 07/07/06[4]	832,842	832,807

		1,263,072

MONEY MARKET FUNDS – 0.46%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.63%[3,5,6]	5,552,282	5,552,282
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[5,6]	815,709	815,709
BlackRock Temp Cash Money Market Fund
3.41%[3,6]	147,076	147,076
Short Term Investments Co. – Prime Money Market Portfolio, Institutional Shares
3.50%[3,6]	486,597	486,597

		7,001,664

REPURCHASE AGREEMENTS[3] – 4.08%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $33,317,024 and an effective yield of 3.60%.[7]	$33,313,693	33,313,693
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $25,681,873 and an effective yield of 3.60%.[7]	25,679,304	25,679,304

Security	Principal	Value
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $3,026,296 and an effective yield of 3.60%.[7]	$3,025,994	$3,025,994

		62,018,991

TIME DEPOSITS[3] – 0.85%
Abbey National Treasury Services PLC
3.50%, 09/01/05	2,776,141	2,776,141
Chase Bank USA N.A.
3.58%, 09/01/05	7,634,388	7,634,388
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	1,832,493	1,832,493
Natexis Banques Populaires
3.51%, 09/20/05[8]	694,035	694,035

		12,937,057

VARIABLE & FLOATING RATE NOTES[3] – 8.46%
Allstate Life Global Funding II
3.58% – 3.66%, 07/08/06 – 07/27/06[4]	2,581,811	2,581,826
American Express Bank
3.55% – 3.63%, 10/17/05 – 07/19/06	3,747,790	3,747,803
American Express Centurion Bank
3.55% – 3.63%, 06/29/06 – 07/19/06	2,290,316	2,290,316
American Express Credit Corp.
3.65%, 10/26/05	2,776,141	2,776,350
ASIF Global Financing XXII
3.99%, 05/30/06[4]	1,388,071	1,389,801
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	902,246	902,246
Bank of America N.A.
3.56%, 08/10/06	6,940,353	6,940,353
Beta Finance Inc.
3.51% – 3.72%, 09/23/05 – 06/09/06[4]	7,134,682	7,134,586
BMW US Capital LLC
3.54%, 07/14/06[4]	1,388,071	1,388,071

70	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2005

Security	Principal	Value
Canadian Imperial Bank of Commerce
3.50% – 3.61%, 09/13/05 – 12/14/05	$4,719,440	$4,719,242
CC USA Inc.
3.52% – 3.59%, 03/23/06 – 07/14/06[4]	3,733,910	3,733,752
Commodore CDO Ltd.
3.47%, 12/12/05[4]	347,018	347,018
Credit Suisse First Boston
3.57%, 07/19/06	3,470,176	3,470,176
DEPFA Bank PLC
3.42%, 03/15/06	1,388,071	1,388,071
Dorada Finance Inc.
3.59% – 3.62%, 03/27/06 – 06/26/06[4]	2,207,032	2,207,146
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	1,388,071	1,388,071
Fifth Third Bancorp
3.58%, 04/21/06[4]	2,776,141	2,776,141
Five Finance Inc.
3.60% – 3.63%, 02/27/06 – 06/26/06[4]	971,649	971,671
General Electric Capital Corp.
3.66%, 07/07/06	624,632	625,195
Hartford Life Global Funding Trust
3.56%, 08/15/06	1,388,071	1,388,071
HBOS Treasury Services PLC
3.51% – 3.57%, 01/10/06 – 04/24/06[4]	4,164,212	4,164,213
HSBC Bank USA N.A.
3.70%, 05/04/06	485,825	486,090
K2 USA LLC
3.47% – 3.58%, 09/12/05 – 06/02/06[4]	5,413,475	5,413,521
Links Finance LLC
3.52% – 3.71%, 11/16/05 – 03/15/06[4]	5,413,475	5,414,057
Lothian Mortgages PLC
3.63%, 01/24/06	1,388,071	1,388,071
Marshall & Ilsley Bank
3.71%, 02/20/06	1,388,071	1,388,857
Metropolitan Life Global Funding I
3.55% – 4.01%, 08/28/06 – 09/06/06[4]	$2,776,141	$2,777,361
National City Bank (Ohio)
3.50%, 01/06/06	694,035	693,962
Nationwide Building Society
3.51% – 3.62%, 01/13/06 – 07/07/06[4]	5,135,861	5,136,359
Nordea Bank AB
3.55%, 08/11/06[4]	2,429,123	2,429,123
Northern Rock PLC
3.54% – 3.61%, 10/25/05 – 08/03/06[4]	4,441,826	4,441,904
Permanent Financing PLC
3.53% – 3.54%, 09/12/05 – 06/12/06[4]	5,344,072	5,344,071
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,041,053	1,041,092
Royal Bank of Scotland
3.47% – 3.61%, 04/05/06 – 08/30/06	4,632,685	4,631,627
Sedna Finance Inc.
3.54%, 01/10/06 – 01/17/06[4]	763,439	763,377
Sigma Finance Inc.
3.50% – 3.72%, 09/15/05 – 08/15/06[4]	7,925,883	7,925,921
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	1,388,071	1,388,071
Strips III LLC
3.69%, 07/24/06[4,8]	407,745	407,745
SunTrust Bank
3.63%, 04/28/06	2,082,106	2,082,106
Tango Finance Corp.
3.54% – 3.60%, 09/15/05 – 06/21/06[4]	3,373,011	3,372,805
Toyota Motor Credit Corp.
3.57%, 04/10/06	624,632	624,626
Unicredito Italiano SpA
3.34%, 06/14/06	1,804,492	1,803,990
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	3,341,565	3,341,565

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2005

Security	Principal	Value
Wells Fargo & Co.
3.56%, 09/15/06[4]	$694,035	$694,104
WhistleJacket Capital LLC
3.52% – 3.62%, 09/15/05 – 07/28/06[4]	5,552,282	5,552,043
White Pine Finance LLC
3.47% – 3.61%, 11/01/05 – 06/20/06[4]	2,928,829	2,928,755
Winston Funding Ltd.
3.71%, 10/23/05[4]	991,082	991,082

		128,792,404

TOTAL SHORT-TERM INVESTMENTS (Cost: $322,074,860)		322,074,860

TOTAL INVESTMENTS IN SECURITIES – 120.36% (Cost: $1,543,648,641)		1,832,021,927
Other Assets, Less Liabilities – (20.36)%		(309,914,450)

NET ASSETS – 100.00%		$1,522,107,477

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

72	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.04%

AIRLINES – 3.91%
Singapore Airlines Ltd.	1,907,000	$13,355,055

		13,355,055

BANKS – 34.35%
DBS Group Holdings Ltd.	4,390,000	40,644,530
Oversea-Chinese Banking Corp.	9,658,000	35,824,505
United Overseas Bank Ltd.	4,829,000	40,696,638

		117,165,673

BEVERAGES – 2.55%
Fraser & Neave Ltd.	878,000	8,702,098

		8,702,098

COMPUTERS – 0.58%
Creative Technology Ltd.[1]	241,450	1,991,843

		1,991,843

DISTRIBUTION & WHOLESALE – 0.86%
Jardine Cycle & Carriage Ltd.[1]	439,000	2,918,069

		2,918,069

DIVERSIFIED FINANCIAL SERVICES – 1.78%
Singapore Exchange Ltd.	4,390,000	6,070,625

		6,070,625

ELECTRONICS – 2.34%
Venture Corp. Ltd.	878,000	7,972,581

		7,972,581

ENGINEERING & CONSTRUCTION – 4.79%
SembCorp Industries Ltd.	4,103,000	6,842,595
Singapore Technologies Engineering Ltd.	6,146,000	9,483,723

		16,326,318

FOOD – 1.08%
Olam International Ltd.[2]	2,634,000	1,688,311
Want Want Holdings Ltd.	1,756,000	2,001,840

		3,690,151

HEALTH CARE - SERVICES – 0.92%
Parkway Holdings Ltd.	2,634,000	3,126,502

		3,126,502

HOLDING COMPANIES - DIVERSIFIED – 5.69%
Haw Par Corp. Ltd.	439,000	1,315,736
Keppel Corp. Ltd.[1]	2,195,000	15,111,428
Noble Group Ltd.[1]	3,512,000	3,001,442

		19,428,606

LODGING – 0.72%
Overseas Union Enterprise Ltd.	439,000	2,462,121

		2,462,121

MEDIA – 4.49%
Singapore Press Holdings Ltd.[1]	5,707,000	15,309,439

		15,309,439

OIL & GAS – 0.42%
Singapore Petroleum Co. Ltd.[1]	439,000	1,419,953

		1,419,953

REAL ESTATE – 9.43%
Allgreen Properties Ltd.	2,634,000	1,969,697
Capitaland Ltd.[1]	4,837,000	8,382,468
City Developments Ltd.	2,195,000	11,073,029
Keppel Land Ltd.	1,756,000	3,585,056
Singapore Land Ltd.[1]	878,000	2,787,798
United Overseas Land Ltd.[1]	2,233,000	3,087,860
Wing Tai Holdings Ltd.	1,756,000	1,281,866

		32,167,774

REAL ESTATE INVESTMENT TRUSTS – 3.41%
Ascendas Real Estate Investment Trust	3,512,000	4,668,910
CapitaMall Trust Management Ltd.[1]	3,073,000	4,395,341
Suntec[1]	3,762,000	2,567,613

		11,631,864

SEMICONDUCTORS – 1.79%
Chartered Semiconductor Manufacturing Ltd.[1,2]	4,390,000	2,865,960
STATS ChipPAC Ltd.[1,2]	5,268,000	3,251,562

		6,117,522

SHIPBUILDING – 1.28%
SembCorp Marine Ltd.	2,634,000	4,377,103

		4,377,103

TELECOMMUNICATIONS – 12.78%
Datacraft Asia Ltd.[1,2]	1,317,000	1,251,150
Singapore Telecommunications Ltd.	27,657,650	42,349,469

		43,600,619

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
TRANSPORTATION – 5.87%
ComfortDelGro Corp. Ltd.	7,902,000	$6,753,245
COSCO Corp. Singapore Ltd.[1]	1,317,000	1,836,820
Neptune Orient Lines Ltd.	2,195,000	4,220,778
SembCorp Logistics Ltd.	1,317,660	1,259,048
Singapore Post Ltd.	6,146,000	3,720,538
SMRT Corp. Ltd.	3,512,000	2,251,082

		20,041,511

TOTAL COMMON STOCKS (Cost: $294,029,440)		337,875,427

SHORT-TERM INVESTMENTS – 12.98%

CERTIFICATES OF DEPOSIT[3] – 1.47%
Banco Bilbao Vizcaya Argentaria SA
3.18% – 3.83%, 09/14/05 – 01/25/06	$286,624	286,623
Bank of Nova Scotia
3.45% – 3.56%, 09/26/05 – 01/03/06	124,204	124,194
Credit Suisse First Boston
3.53%, 05/09/06	191,082	191,082
Danske Bank
3.50%, 10/17/05	191,082	191,075
Dexia Credit Local
3.61%, 08/30/06	95,541	95,522
First Tennessee Bank
3.52%, 09/15/05	324,840	324,840
Fortis Bank NY
3.83% – 3.84%, 01/25/06	286,624	286,625
HBOS Treasury Services PLC
3.39%, 12/14/05	114,649	114,649
HSBC Bank USA N.A.
3.72%, 08/03/06	95,541	95,572
Royal Bank of Scotland
3.61%, 06/27/06	95,541	95,530
Societe Generale
3.51% – 3.60%, 03/30/06 – 06/13/06	296,178	296,126
Toronto-Dominion Bank
2.66% – 3.94%, 09/14/05 – 07/10/06	678,343	678,356

Security	Principal	Value
UBS AG
2.67% – 3.40%, 11/09/05 – 12/15/05	$152,866	$152,866
US Bank N.A.
3.54%, 09/19/05	477,706	477,706
Washington Mutual Bank
3.50% – 3.55%, 09/15/05 – 09/19/05	859,871	859,870
Wells Fargo Bank N.A.
3.50%, 09/06/05 – 09/20/05	754,776	754,776

		5,025,412

COMMERCIAL PAPER[3] – 2.97%
Alpine Securitization Corp.
3.52%, 09/09/05	382,165	381,866
Amstel Funding Corp.
3.49% – 3.91%, 09/15/05 – 02/15/06	403,184	401,033
Aspen Funding Corp.
3.49%, 09/01/05	191,082	191,082
Barton Capital Corp.
3.51%, 09/07/05	216,697	216,570
Blue Ridge Asset Funding Corp.
3.48% – 3.49%, 09/09/05 – 09/21/05	315,286	314,897
Bryant Park Funding LLC
3.51% – 3.92%, 09/06/05 – 02/22/06	97,259	96,312
Cantabric Finance LLC
3.73%, 10/31/05	73,465	73,009
Charta LLC
3.54%, 09/20/05	133,758	133,508
Chesham Finance LLC
3.54%, 09/15/05	57,325	57,246
Dorada Finance Inc.
3.76%, 01/26/06	19,108	18,815
Edison Asset Securitization LLC
3.12%, 09/06/05	143,312	143,250
Fairway Finance LLC
3.15% – 3.56%, 09/15/05 – 10/20/05	246,410	246,201

74	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2005

Security	Principal	Value
Ford Credit Floorplan Motown
3.47% – 3.72%, 09/09/05 – 11/08/05	$869,364	$865,397
Gemini Securitization Corp.
3.49%, 09/06/05	306,554	306,405
Georgetown Funding Co. LLC
3.49% – 3.53%, 09/20/05 – 09/21/05	621,018	619,817
Giro Funding Corp.
3.53% – 3.56%, 09/16/05 – 09/22/05	143,312	143,072
Grampian Funding LLC
3.13% – 3.84%, 09/09/05 – 01/31/06	296,178	293,006
Greenwich Capital Holdings Inc.
3.48% – 3.53%, 09/02/05 – 02/10/06	219,745	219,745
HSBC PLC
3.88%, 02/03/06	57,325	56,367
Jupiter Securitization Corp.
3.51%, 09/21/05	108,319	108,108
Leafs LLC
3.61%, 01/20/06 – 02/21/06[4]	200,619	200,618
Lockhart Funding LLC
3.47% – 3.55%, 09/16/05 – 09/19/05	263,394	263,001
Mortgage Interest Networking Trust
3.47% – 3.51%, 09/01/05 – 09/21/05	468,152	467,540
New Center Asset Trust
3.60%, 09/01/05	668,789	668,789
Park Avenue Receivables Corp.
3.50%, 09/19/05	107,778	107,590
Park Granada LLC
3.48% – 3.51%, 09/15/05 – 09/20/05	258,731	258,335
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	191,082	187,575
Scaldis Capital LLC
3.52%, 09/07/05	382,165	381,941

Security	Shares or Principal	Value
Sedna Finance Inc.
3.92%, 02/21/06	$47,771	$46,871
Solitaire Funding Ltd.
3.49% – 3.52%, 09/02/05 – 09/06/05	561,782	561,634
Sydney Capital Corp.
3.49%, 09/01/05	118,051	118,051
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	401,273	400,523
Three Pillars Funding Corp.
3.49% – 3.52%, 09/01/05 – 09/07/05	409,425	409,285
Thunder Bay Funding Inc.
3.50%, 09/01/05	31,939	31,939
Tulip Funding Corp.
3.49%, 09/01/05	705,039	705,039
Windmill Funding Corp.
3.52%, 09/09/05	87,898	87,829
World Savings Bank
3.51%, 09/09/05	66,879	66,879
Yorktown Capital LLC
3.53%, 09/19/05	277,070	276,581

		10,125,726

MEDIUM-TERM NOTES[3] – 0.05%
Dorada Finance Inc.
3.93%, 07/07/06[4]	59,236	59,231
K2 USA LLC
3.94%, 07/07/06[4]	114,649	114,645

		173,876

MONEY MARKET FUNDS – 0.27%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.63%[3,5,6]	764,330	764,330
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[5,6]	51,875	51,875

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund
3.41%[3,6]	20,247	$20,247
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares
3.50%[3,6]	66,985	66,985

		903,437

REPURCHASE AGREEMENTS[3] – 2.50%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $4,586,438 and an effective yield of 3.60%.[7]	$4,585,980	4,585,980
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $3,535,379 and an effective yield of 3.60%.[7]	3,535,026	3,535,026
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $416,601 and an effective yield of 3.60%.[7]	416,560	416,560

		8,537,566

TIME DEPOSITS[3] – 0.52%
Abbey National Treasury Services PLC
3.50%, 09/01/05	382,165	382,165
Chase Bank USA N.A.
3.58%, 09/01/05	1,050,954	1,050,954
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	252,262	252,262
Natexis Banques Populaires
3.51%, 09/20/05[8]	95,541	95,541

		1,780,922

VARIABLE & FLOATING RATE NOTES[3] – 5.20%
Allstate Life Global Funding II
3.58% – 3.66%, 07/08/06 – 07/27/06[4]	355,413	355,421

Security	Principal	Value
American Express Bank
3.55% – 3.63%, 10/17/05 – 07/19/06	$515,923	$515,925
American Express Centurion Bank
3.55% – 3.63%, 06/29/06 – 07/19/06	315,286	315,286
American Express Credit Corp.
3.65%, 10/26/05	382,165	382,194
ASIF Global Financing XXII
3.99%, 05/30/06[4]	191,082	191,321
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[4]	124,204	124,204
Bank of America N.A.
3.56%, 08/10/06	955,412	955,412
Beta Finance Inc.
3.51% – 3.72%, 09/23/05 – 06/09/06[4]	982,164	982,151
BMW US Capital LLC
3.54%, 07/14/06[4]	191,082	191,082
Canadian Imperial Bank of Commerce
3.50% – 3.61%, 09/13/05 – 12/14/05	649,680	649,653
CC USA Inc.
3.52% – 3.59%, 03/23/06 – 07/14/06[4]	514,012	513,990
Commodore CDO Ltd.
3.47%, 12/12/05[4]	47,771	47,771
Credit Suisse First Boston
3.57%, 07/19/06	477,706	477,706
DEPFA Bank PLC
3.42%, 03/15/06	191,082	191,082
Dorada Finance Inc.
3.59% – 3.62%, 03/27/06 – 06/26/06[4]	303,821	303,837
Eli Lilly Services Inc.
3.53%, 09/01/06[4]	191,082	191,082
Fifth Third Bancorp
3.58%, 04/21/06[4]	382,165	382,165

76	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2005

Security	Principal	Value
Five Finance Inc.
3.60% – 3.63%, 02/27/06 – 06/26/06[4]	$133,758	$133,760
General Electric Capital Corp.
3.66%, 07/07/06	85,987	86,065
Hartford Life Global Funding Trust
3.56%, 08/15/06	191,082	191,082
HBOS Treasury Services PLC
3.51% – 3.57%, 01/10/06 – 04/24/06[4]	573,247	573,246
HSBC Bank USA N.A.
3.70%, 05/04/06	66,879	66,915
K2 USA LLC
3.47% – 3.58%, 09/12/05 – 06/02/06[4]	745,222	745,227
Links Finance LLC
3.52% – 3.71%, 11/16/05 – 03/15/06[4]	745,222	745,301
Lothian Mortgages PLC
3.63%, 01/24/06	191,082	191,082
Marshall & Ilsley Bank
3.71%, 02/20/06	191,082	191,191
Metropolitan Life Global Funding I
3.55% – 4.01%, 08/28/06 – 09/06/06[4]	382,165	382,333
National City Bank (Ohio)
3.50%, 01/06/06	95,541	95,531
Nationwide Building Society
3.51% – 3.62%, 01/13/06 – 07/07/06[4]	707,005	707,073
Nordea Bank AB
3.55%, 08/11/06[4]	334,394	334,394
Northern Rock PLC
3.54% – 3.61%, 10/25/05 – 08/03/06[4]	611,464	611,475
Permanent Financing PLC
3.53% – 3.54%, 09/12/05 – 06/12/06[4]	735,667	735,668
Principal Life Income Funding Trusts
3.74%, 05/10/06	143,312	143,317
Royal Bank of Scotland
3.47% – 3.61%, 04/05/06 – 08/30/06	637,738	637,592
Sedna Finance Inc.
3.54%, 01/10/06 – 01/17/06[4]	105,095	105,087
Sigma Finance Inc.
3.50% – 3.72%, 09/15/05 – 08/15/06[4]	1,091,081	1,091,086
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[4]	191,082	191,082
Strips III LLC
3.69%, 07/24/06[4], [8]	56,130	56,130
SunTrust Bank
3.63%, 04/28/06	286,624	286,624
Tango Finance Corp.
3.54% – 3.60%, 09/15/05 – 06/21/06[4]	464,330	464,303
Toyota Motor Credit Corp.
3.57%, 04/10/06	85,987	85,986
Unicredito Italiano SpA
3.34%, 06/14/06	248,407	248,338
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[4]	460,001	460,001
Wells Fargo & Co.
3.56%, 09/15/06[4]	95,541	95,551
WhistleJacket Capital LLC
3.52% – 3.62%, 09/15/05 – 07/28/06[4]	764,330	764,297
White Pine Finance LLC
3.47% – 3.61%, 11/01/05 – 06/20/06[4]	403,184	403,174
Winston Funding Ltd.
3.71%, 10/23/05[4]	136,433	136,433

		17,729,626

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,276,565)		44,276,565

TOTAL INVESTMENTS IN SECURITIES – 112.02% (Cost: $338,306,005)		382,151,992

Other Assets, Less Liabilities – (12.02)%		(41,015,156)

NET ASSETS – 100.00%		$341,136,836

[1]	All or a portion of this security represents a security on loan. See Note 5.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2005

[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

78	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.84%

BANKS – 15.36%
FirstRand Ltd.	2,920,743	$6,886,835
Nedbank Group Ltd.	210,086	2,864,305
Standard Bank Group Ltd.	1,282,346	13,825,243

		23,576,383

BUILDING MATERIALS – 0.42%
Pretoria Portland Cement Co. Ltd.	15,947	641,947

		641,947

DIVERSIFIED FINANCIAL SERVICES – 2.19%
African Bank Investments Ltd.	470,936	1,487,383
Alexander Forbes Ltd.[1]	373,737	797,171
Investec Ltd.	34,299	1,082,751

		3,367,305

ELECTRONICS – 0.85%
Reunert Ltd.	199,467	1,299,580

		1,299,580

ENGINEERING & CONSTRUCTION – 1.26%
Aveng Ltd.	408,850	821,328
Murray & Roberts Holdings Ltd.	452,288	1,121,880

		1,943,208

FOOD – 3.50%
Shoprite Holdings Ltd.	425,389	1,059,117
SPAR Group Ltd. (The)[1]	177,341	785,413
Tiger Brands Ltd.	175,528	3,530,219

		5,374,749

FOREST PRODUCTS & PAPER – 0.15%
Sappi Ltd.	21,418	226,427

		226,427

HEALTH CARE - PRODUCTS – 0.65%
Aspen Pharmacare Holdings Ltd.	213,255	991,776

		991,776

HEALTH CARE - SERVICES – 0.77%
Network Healthcare Holdings Ltd.[1]	1,251,821	1,188,438

		1,188,438

HOLDING COMPANIES - DIVERSIFIED – 7.99%
Anglovaal Industries Ltd.	362,563	821,143
Barloworld Ltd.	232,841	3,667,939
Bidvest Group Ltd.	267,029	3,620,367
Imperial Holdings Ltd.[1]	191,956	3,586,669
Tongaat-Hulett Group Ltd.	56,314	566,949

		12,263,067

HOME FURNISHINGS – 1.47%
Steinhoff International Holdings Ltd.	884,115	2,262,952

		2,262,952

INSURANCE – 12.28%
Liberty Group Ltd.	156,954	1,570,416
New Africa Capital Ltd.	635,623	1,148,704
Old Mutual PLC	4,114,918	10,391,981
Sanlam Ltd.	2,786,803	5,736,671

		18,847,772

IRON & STEEL – 0.68%
Mittal Steel South Africa Ltd.	140,009	1,045,767

		1,045,767

MEDIA – 3.28%
Naspers Ltd.	312,502	5,041,606

		5,041,606

MINING – 14.92%
Anglo Platinum Ltd.	75,776	3,649,858
AngloGold Ashanti Ltd.	144,818	5,088,309
Gold Fields Ltd.	408,924	4,675,121
Harmony Gold Mining Co. Ltd.[1]	182,447	1,338,692
Impala Platinum Holdings Ltd.	69,967	7,272,057
Kumba Resources Ltd.	70,115	881,006

		22,905,043

OIL & GAS – 13.01%
Sasol Ltd.	598,808	19,971,413

		19,971,413

PACKAGING & CONTAINERS – 1.58%
Consol Ltd.[1]	333,555	631,262
Nampak Ltd.	751,063	1,794,237

		2,425,499

REAL ESTATE – 0.56%
Allan Gray Property Trust	1,135,012	857,457

		857,457

RETAIL – 8.11%
Edgars Consolidated Stores Ltd.	503,570	2,484,104
Ellerine Holdings Ltd.	114,737	1,085,716

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2005

Security	Shares	Value
Foschini Ltd.	212,380	$1,551,734
JD Group Ltd.	173,530	1,991,999
Massmart Holdings Ltd.	200,688	1,486,543
Pick’n Pay Stores Ltd.	235,061	959,366
Truworths International Ltd.	479,187	1,412,347
Woolworths Holdings Ltd.	828,874	1,485,092

		12,456,901

TELECOMMUNICATIONS – 9.87%
MTN Group Ltd.	1,389,387	10,000,552
Telkom South Africa Ltd.	260,332	5,148,971

		15,149,523

TRANSPORTATION – 0.94%
Grindrod Ltd.	70,189	599,934
Super Group Ltd.	453,805	844,760

		1,444,694

TOTAL COMMON STOCKS (Cost: $101,282,645)		153,281,507

SHORT-TERM INVESTMENTS – 0.00%

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[2,3]	5,136	5,136

		5,136

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,136)
		5,136

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $101,287,781)		153,286,643

Other Assets, Less Liabilities – 0.16%		243,516

NET ASSETS – 100.00%		$153,530,159

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

80	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 98.19%

ADVERTISING – 0.41%
Cheil Communications Inc.	16,080	$2,874,464

		2,874,464

AEROSPACE & DEFENSE – 0.20%
Hanjin Heavy Industries & Construction Co. Ltd.[1]	84,420	1,415,789

		1,415,789

AGRICULTURE – 2.01%
KT&G Corp.	317,580	14,009,536

		14,009,536

AIRLINES – 0.29%
Korean Air Co. Ltd.	120,600	2,039,942

		2,039,942

AUTO MANUFACTURERS – 6.08%
Hyundai Motor Co. Ltd.	506,520	34,417,073
Kia Motors Corp.	546,720	8,039,227

		42,456,300

AUTO PARTS & EQUIPMENT – 2.38%
Hankook Tire Co. Ltd.	337,680	4,008,023
Hyundai Mobis Co.	176,886	12,597,071

		16,605,094

BANKS – 9.70%
Daegu Bank	287,640	2,999,418
Hana Bank	373,863	11,228,466
Kookmin Bank	980,889	48,926,611
Korea Exchange Bank[1,2]	337,680	3,521,219
Pusan Bank	112,560	1,078,542

		67,754,256

BEVERAGES – 0.35%
Hite Brewery Co. Ltd.	24,120	2,434,022

		2,434,022

CHEMICALS – 2.36%
Hanwha Chemical Corp.[1]	136,680	1,582,887
Honam Petrochemical Corp.[1]	44,220	2,294,935
KCC Corp.	20,100	4,307,833
LG Chem Ltd.	140,700	5,719,952
LG Petrochemical Co. Ltd.	84,420	2,089,202
Samsung Fine Chemicals Co. Ltd.	20,100	459,760

		16,454,569

COMMERCIAL SERVICES – 0.73%
S1 Corp.	116,580	5,137,139

		5,137,139

COMPUTERS – 0.00%
Trigem Computer Inc.[2,3]	7	—

		—

COSMETICS & PERSONAL CARE – 0.62%
Amorepacific Corp.[1]	16,080	4,311,697

		4,311,697

DISTRIBUTION & WHOLESALE – 1.10%
Hyosung Corp.	5	58
LG International Corp.	108,540	1,350,882
Samsung Corp.	438,180	6,358,979

		7,709,919

DIVERSIFIED FINANCIAL SERVICES – 5.60%
Daewoo Securities Co. Ltd.[1,2]	253,260	2,604,404
Daishin Securities Co. Ltd.	104,520	1,401,301
Hyundai Securities Co. Ltd.[1,2]	381,900	3,461,141
Korea Investment Holdings Co. Ltd.	92,465	2,003,927
Samsung Securities Co.[1]	168,840	5,143,900
Shinhan Financial Group Ltd.	723,600	21,141,221
Woori Investment & Securities Co.	325,620	3,332,872

		39,088,766

ELECTRIC – 3.51%
Korea Electric Power Corp.	783,900	24,485,103

		24,485,103

ELECTRICAL COMPONENTS & EQUIPMENT – 26.41%
LG Electronics Inc.[1]	337,686	20,218,969
LS Cable Ltd.	60,300	1,466,209
Samsung Electronics Co. Ltd.	311,400	162,807,881

		184,493,059

ELECTRONICS – 5.47%
Daeduck Electronics Co. Ltd.[1]	438,181	3,962,790
LG.Philips LCD Co. Ltd.[2]	277,380	12,636,052
Samsung Electro-Mechanics Co. Ltd.[1]	369,840	8,815,024
Samsung SDI Co. Ltd.	136,680	12,781,320

		38,195,186

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2005

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 2.08%
Daelim Industrial Co. Ltd.	80,400	$4,752,138
Daewoo Engineering & Construction Co. Ltd.[1]	373,860	3,014,594
GS Engineering & Construction Corp.	92,460	3,385,609
Hyundai Engineering & Construction Co. Inc.[1,2]	112,560	3,375,177

		14,527,518

FOOD – 0.96%
Cheil Jedang Corp.	56,280	3,575,308
Nong Shim Co. Ltd.	12,062	3,164,753

		6,740,061

HOLDING COMPANIES – DIVERSIFIED – 0.00%
GS Holdings Corp.	2	44
LG Corp.	3	69

		113

HOME BUILDERS – 0.58%
Hyundai Development Co.	152,760	4,066,749

		4,066,749

HOUSEHOLD PRODUCTS & WARES – 0.27%
LG Household & Health Care Ltd.	36,180	1,867,243

		1,867,243

INSURANCE – 1.71%
Samsung Fire & Marine Insurance Co. Ltd.	124,620	11,917,049

		11,917,049

INTERNET – 1.48%
Daum Communications Corp.[2]	40,204	1,002,685
NCsoft Corp.[2]	48,244	3,305,908
NHN Corp.[1,2]	44,222	6,018,102

		10,326,695

IRON & STEEL – 6.56%
Dongkuk Steel Mill Co. Ltd.	72,360	1,168,331
POSCO	217,080	44,646,920

		45,815,251

LODGING – 0.78%
Kangwon Land Inc.	349,742	5,462,093

		5,462,093

MACHINERY – DIVERSIFIED – 0.26%
Doosan Infracore Co. Ltd.[1]	209,040	1,802,104

		1,802,104
MANUFACTURING – 0.37%
Cheil Industries Inc.	128,640	2,621,017

		2,621,017

MINING – 0.04%
Poongsan Corp.	28,140	302,901

		302,901

OIL & GAS – 3.68%
SK Corp.	317,580	15,657,716
S-Oil Corp.[1]	136,680	10,062,170

		25,719,886

PHARMACEUTICALS – 0.28%
Dong-A Pharmaceutical Co. Ltd.	9	397
YuHan Corp.	16,088	1,932,725

		1,933,122

RETAIL – 2.73%
Hyundai Department Store Co. Ltd.[1]	52,260	3,415,358
Shinsegae Department Store Co. Ltd.	44,220	15,660,807

		19,076,165

SHIPBUILDING – 3.83%
Daewoo Shipbuilding & Marine
Engineering Co. Ltd.[1]	313,560	6,027,102
Hyundai Heavy Industries Co. Ltd.[1]	160,800	10,632,427
Hyundai Mipo Dockyard	40,200	2,797,194
Samsung Heavy Industries Co. Ltd.[1]	578,880	7,315,975

		26,772,698

TELECOMMUNICATIONS – 4.88%
KT Corp.	269,340	10,095,396
KT Corp. ADR	241,200	4,821,588
SK Telecom Co. Ltd.	100,380	18,233,369
SK Telecom Co. Ltd. ADR	44,622	937,062

		34,087,415

TRANSPORTATION – 0.48%
Hanjin Shipping Co. Ltd.	148,740	3,330,747

		3,330,747

TOTAL COMMON STOCKS (Cost: $470,291,758)		685,833,668

82	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
PREFERRED STOCKS – 1.70%

AUTO MANUFACTURERS – 0.72%
Hyundai Motor Co. Ltd.	112,560	$5,030,312

		5,030,312

ELECTRICAL COMPONENTS & EQUIPMENT – 0.98%
LG Electronics Inc.	148,740	5,367,791
Samsung Electronics Co. Ltd.	4,020	1,433,369

		6,801,160

TOTAL PREFERRED STOCKS (Cost: $9,498,192)		11,831,472

SHORT-TERM INVESTMENTS – 6.53%

CERTIFICATES OF DEPOSIT[4] – 0.72%
Banco Bilbao Vizcaya Argentaria SA
3.18% – 3.83%, 09/14/05 – 01/25/06	$286,495	286,495
Bank of Nova Scotia
3.45% – 3.56%, 09/26/05 – 01/03/06	124,148	124,139
Credit Suisse First Boston
3.53%, 05/09/06	190,997	190,997
Danske Bank
3.50%, 10/17/05	190,997	190,990
Dexia Credit Local
3.61%, 08/30/06	95,498	95,479
First Tennessee Bank
3.52%, 09/15/05	324,695	324,695
Fortis Bank NY
3.83% – 3.84%, 01/25/06	286,495	286,497
HBOS Treasury Services PLC
3.39%, 12/14/05	114,598	114,598
HSBC Bank USA N.A.
3.72%, 08/03/06	95,498	95,530
Royal Bank of Scotland
3.61%, 06/27/06	95,498	95,487
Societe Generale
3.51% – 3.60%, 03/30/06 – 06/13/06	296,045	295,993

Security	Principal	Value
Toronto-Dominion Bank
2.66% – 3.94%, 09/14/05 – 07/10/06	$678,039	$678,052
UBS AG
2.67% – 3.40%, 11/09/05 – 12/15/05	152,797	152,797
US Bank N.A.
3.54%, 09/19/05	477,492	477,492
Washington Mutual Bank
3.50% – 3.55%, 09/15/05 – 09/19/05	859,486	859,485
Wells Fargo Bank N.A.
3.50%, 09/06/05 – 09/20/05	754,437	754,438

		5,023,164

COMMERCIAL PAPER[4] – 1.45%
Alpine Securitization Corp.
3.52%, 09/09/05	381,994	381,695
Amstel Funding Corp.
3.49% – 3.91%, 09/15/05 – 02/15/06	403,003	400,853
Aspen Funding Corp.
3.49%, 09/01/05	190,997	190,997
Barton Capital Corp.
3.51%, 09/07/05	216,600	216,473
Blue Ridge Asset Funding Corp.
3.48% – 3.49%, 09/09/05 – 09/21/05	315,145	314,757
Bryant Park Funding LLC
3.51% – 3.92%, 09/06/05 – 02/22/06	97,215	96,268
Cantabric Finance LLC
3.73%, 10/31/05	73,433	72,976
Charta LLC
3.54%, 09/20/05	133,698	133,448
Chesham Finance LLC
3.54%, 09/15/05	57,299	57,220
Dorada Finance Inc.
3.76%, 01/26/06	19,100	18,806
Edison Asset Securitization LLC
3.12%, 09/06/05	143,248	143,186

SCHEDULES OF INVESTMENTs	83

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2005

Security	Principal	Value
Fairway Finance LLC
3.15% – 3.56%, 09/15/05 – 10/20/05	$246,300	$246,091
Ford Credit Floorplan Motown
3.47% – 3.72%, 09/09/05 – 11/08/05	868,974	865,009
Gemini Securitization Corp.
3.49%, 09/06/05	306,416	306,268
Georgetown Funding Co. LLC
3.49% – 3.53%, 09/20/05 – 09/21/05	620,740	619,540
Giro Funding Corp.
3.53% – 3.56%, 09/16/05 – 09/22/05	143,248	143,008
Grampian Funding LLC
3.13% – 3.84%, 09/09/05 – 01/31/06	296,045	292,875
Greenwich Capital Holdings Inc.
3.48% – 3.53%, 09/02/05 – 02/10/06	219,646	219,646
HSBC PLC
3.88%, 02/03/06	57,299	56,342
Jupiter Securitization Corp.
3.51%, 09/21/05	108,270	108,059
Leafs LLC
3.61%, 01/20/06 – 02/21/065	200,529	200,529
Lockhart Funding LLC
3.47% – 3.55%, 09/16/05 – 09/19/05	263,276	262,883
Mortgage Interest Networking Trust
3.47% – 3.51%, 09/01/05 – 09/21/05	467,942	467,330
New Center Asset Trust
3.60%, 09/01/05	668,489	668,489
Park Avenue Receivables Corp.
3.50%, 09/19/05	107,730	107,541
Park Granada LLC
3.48% – 3.51%, 09/15/05 – 09/20/05	258,615	258,220
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	190,997	187,491

Security	Shares or Principal	Value
Scaldis Capital LLC
3.52%, 09/07/05	$381,994	$381,769
Sedna Finance Inc.
3.92%, 02/21/06	47,749	46,850
Solitaire Funding Ltd.
3.49% – 3.52%, 09/02/05 – 09/06/05	561,531	561,382
Sydney Capital Corp.
3.49%, 09/01/05	117,998	117,998
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	401,093	400,344
Three Pillars Funding Corp.
3.49% – 3.52%, 09/01/05 – 09/07/05	409,241	409,101
Thunder Bay Funding Inc.
3.50%, 09/01/05	31,925	31,925
Tulip Funding Corp.
3.49%, 09/01/05	704,723	704,723
Windmill Funding Corp.
3.52%, 09/09/05	87,859	87,790
World Savings Bank
3.51%, 09/09/05	66,849	66,849
Yorktown Capital LLC
3.53%, 09/19/05	276,945	276,457

		10,121,188

MEDIUM-TERM NOTES[4] – 0.03%
Dorada Finance Inc.
3.93%, 07/07/065	59,209	59,204
K2 USA LLC
3.94%, 07/07/065	114,598	114,593

		173,797

MONEY MARKET FUNDS – 0.32%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.63%[4,6,7]	763,987	763,987
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[6,7]	1,393,487	1,393,487

84	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund
3.41%[4,7]	20,238	$20,238
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares
3.50%[4,7]	66,955	66,955

		2,244,667

REPURCHASE AGREEMENTS[4] – 1.22%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $4,584,382 and an effective yield of 3.60%.[8]	$4,583,923	4,583,923
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $3,533,794 and an effective yield of 3.60%.[8]	3,533,441	3,533,441
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $416,415 and an effective yield of 3.60%.[8]	416,373	416,373

		8,533,737

TIME DEPOSITS[4] – 0.25%
Abbey National Treasury Services PLC
3.50%, 09/01/05	381,994	381,994
Chase Bank USA N.A.
3.58%, 09/01/05	1,050,482	1,050,482
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	252,149	252,149
Natexis Banques Populaires
3.51%, 09/20/05[9]	95,498	95,498

		1,780,123

VARIABLE & FLOATING RATE NOTES[4] – 2.54%
Allstate Life Global Funding II
3.58% – 3.66%, 07/08/06 – 07/27/06[5]	355,254	355,256

Security	Principal	Value
American Express Bank
3.55% – 3.63%, 10/17/05 – 07/19/06	$515,691	$515,693
American Express Centurion Bank
3.55% – 3.63%, 06/29/06 – 07/19/06	315,145	315,145
American Express Credit Corp.
3.65%, 10/26/05	381,994	382,022
ASIF Global Financing XXII
3.99%, 05/30/06[5]	190,997	191,235
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[5]	124,148	124,148
Bank of America N.A.
3.56%, 08/10/06	954,984	954,984
Beta Finance Inc.
3.51% – 3.72%, 09/23/05 – 06/09/06[5]	981,724	981,711
BMW US Capital LLC
3.54%, 07/14/06[5]	190,997	190,997
Canadian Imperial Bank of Commerce
3.50% – 3.61%, 09/13/05 – 12/14/05	649,389	649,362
CC USA Inc.
3.52% – 3.59%, 03/23/06 – 07/14/065	513,781	513,760
Commodore CDO Ltd.
3.47%, 12/12/05[5]	47,749	47,749
Credit Suisse First Boston
3.57%, 07/19/06	477,492	477,492
DEPFA Bank PLC
3.42%, 03/15/06	190,997	190,997
Dorada Finance Inc.
3.59% – 3.62%, 03/27/06 – 06/26/06[5]	303,685	303,700
Eli Lilly Services Inc.
3.53%, 09/01/06[5]	190,997	190,997
Fifth Third Bancorp
3.58%, 04/21/06[5]	381,994	381,994

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2005

Security	Principal	Value
Five Finance Inc.
3.60% – 3.63%, 02/27/06 – 06/26/06[5]	$133,698	$133,701
General Electric Capital Corp.
3.66%, 07/07/06	85,949	86,026
Hartford Life Global Funding Trust
3.56%, 08/15/06	190,997	190,997
HBOS Treasury Services PLC
3.51% – 3.57%, 01/10/06 – 04/24/06[5]	572,990	572,991
HSBC Bank USA N.A.
3.70%, 05/04/06	66,849	66,885
K2 USA LLC
3.47% – 3.58%, 09/12/05 – 06/02/06[5]	744,887	744,894
Links Finance LLC
3.52% – 3.71%, 11/16/05 – 03/15/06[5]	744,887	744,967
Lothian Mortgages PLC
3.63%, 01/24/06	190,997	190,997
Marshall & Ilsley Bank
3.71%, 02/20/06	190,997	191,105
Metropolitan Life Global Funding I
3.55% – 4.01%, 08/28/06 – 09/06/06[5]	381,994	382,161
National City Bank (Ohio)
3.50%, 01/06/06	95,498	95,488
Nationwide Building Society
3.51% – 3.62%, 01/13/06 – 07/07/06[5]	706,688	706,756
Nordea Bank AB
3.55%, 08/11/06[5]	334,244	334,244
Northern Rock PLC
3.54% – 3.61%, 10/25/05 – 08/03/06[5]	611,190	611,201
Permanent Financing PLC
3.53% – 3.54%, 09/12/05 – 06/12/06[5]	735,338	735,338
Principal Life Income Funding Trusts
3.74%, 05/10/06	143,248	143,253
Royal Bank of Scotland
3.47% – 3.61%, 04/05/06 – 08/30/06	637,452	637,306
Sedna Finance Inc.
3.54%, 01/10/06 – 01/17/06[5]	105,048	105,040
Sigma Finance Inc.
3.50% – 3.72%, 09/15/05 – 08/15/06[5]	1,090,592	1,090,597
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[5]	190,997	190,997
Strips III LLC
3.69%, 07/24/06[5,9]	56,105	56,105
SunTrust Bank
3.63%, 04/28/06	286,495	286,495
Tango Finance Corp.
3.54% – 3.60%, 09/15/05 – 06/21/06[5]	464,122	464,093
Toyota Motor Credit Corp.
3.57%, 04/10/06	85,949	85,948
Unicredito Italiano SpA
3.34%, 06/14/06	248,296	248,227
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[5]	459,795	459,795
Wells Fargo & Co.
3.56%, 09/15/06[5]	95,498	95,508
WhistleJacket Capital LLC
3.52% – 3.62%, 09/15/05 – 07/28/06[5]	763,987	763,953
White Pine Finance LLC
3.47% – 3.61%, 11/01/05 – 06/20/06[5]	403,003	402,993
Winston Funding Ltd.
3.71%, 10/23/05[5]	136,372	136,372

		17,721,675

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,598,351)		45,598,351

TOTAL INVESTMENTS IN SECURITIES – 106.42% (Cost: $525,388,301)		743,263,491
Other Assets, Less Liabilities – (6.42)%		(44,808,206)

NET ASSETS – 100.00%		$698,455,285

86	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2005

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[9]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.22%

AIRLINES – 0.40%
China Airlines	2,946,319	$1,416,932
EVA Airways Corp.	3,941,557	1,588,658

		3,005,590

APPAREL – 0.48%
Pou Chen Corp.	5,725,243	3,627,444

		3,627,444

AUTO MANUFACTURERS – 0.52%
China Motor Co. Ltd.	1,314,423	1,206,058
Yulon Motor Co. Ltd.	2,664,447	2,676,651

		3,882,709

AUTO PARTS & EQUIPMENT– 0.20%
Cheng Shin Rubber Industry Co. Ltd.	1,491,102	1,504,761

		1,504,761

BANKS – 10.41%
Chang Hwa Commercial Bank Ltd.	13,010,446	6,773,377
Chinatrust Financial Holding Co. Ltd.	16,858,255	15,700,054
E.Sun Financial Holding Co. Ltd.	8,040,253	5,695,691
First Financial Holding Co. Ltd.	15,026,602	11,011,861
Hua Nan Financial Holdings Co. Ltd.	11,136,965	7,481,320
International Bank of Taipei	5,204,756	3,265,885
Mega Financial Holding Co. Ltd.[1]	29,923,136	19,826,933
Taishin Financial Holdings Co. Ltd.	13,420,439	8,605,472

		78,360,593

BUILDING MATERIALS – 1.02%
Asia Cement Corp.	4,217,649	2,324,536
Taiwan Cement Corp.[1]	5,204,513	3,226,004
Taiwan Glass Industrial Corp.	2,602,341	2,105,711

		7,656,251

CHEMICALS – 8.10%
Eternal Chemical Co. Ltd.	1,432,010	846,088
Formosa Chemicals & Fibre Co.	8,591,401	13,300,276
Formosa Plastic Co.	14,311,497	21,325,223
Nan Ya Plastic Corp.	16,913,085	20,631,382
Oriental Union Chemical Corp.	1,648,382	1,132,476
Taiwan Fertilizer Co. Ltd.	2,602,000	3,082,675
Taiwan Styrene Monomer Corp.	1,379,696	619,283

		60,937,403

COMMERCIAL SERVICES – 0.23%
Taiwan Secom Co. Ltd.	1,301,486	1,760,483

		1,760,483

COMPUTERS – 9.46%
Acer Inc.	6,898,533	13,059,818
Advantech Co. Ltd.	1,366,730	3,221,727
Benq Corp.	6,505,019	6,058,109
CMC Magnetics Corp.[1]	9,107,400	3,392,680
Compal Electronics Inc.	10,825,214	10,775,633
Foxconn Technology Co. Ltd.	1,301,100	4,926,302
High Tech Computer Corp.	390,000	4,275,115
Inventec Co. Ltd.	3,903,620	1,728,320
Lite-On Technology Corp.	6,636,011	6,858,900
Mitac International	2,706,407	3,181,578
Quanta Computer Inc.	6,505,381	10,349,018
Ritek Corp.[1]	7,806,389	2,633,911
Systex Corp.	2,678,887	720,641

		71,181,752

DIVERSIFIED FINANCIAL SERVICES – 3.73%
Fubon Financial Holding Co. Ltd.	13,010,000	11,758,656
Fuhwa Financial Holdings Co. Ltd.	6,834,803	2,546,095
Polaris Securities Co. Ltd.	4,146,317	1,683,848
SinoPac Holdings Co.	11,709,641	5,613,477
Waterland Financial Holdings	5,204,000	1,851,194
Yuanta Core Pacific Securities Co. Ltd.	7,959,644	4,581,352

		28,034,622

ELECTRICAL COMPONENTS & EQUIPMENT – 1.86%
Delta Electronics Inc.	3,903,414	6,328,894
Pacific Electric Wire & Cable Co. Ltd.[1,2]	986	—
Phoenixtec Power Co. Ltd.	1,303,438	1,213,889
Tatung Co. Ltd.[1]	13,010,120	3,801,736
Walsin Lihwa Corp.	9,107,069	2,672,334

		14,016,853

ELECTRONICS – 17.87%
Asustek Computer Inc.	7,159,688	17,380,006
AU Optronics Corp.	16,913,716	24,944,503
Chi Mei Optoelectronics Corp.	10,398,428	13,002,004
Chunghwa Picture Tubes Ltd.	19,515,105	6,018,399

88	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2005

Security	Shares	Value
Compeq Manufacturing Co. Ltd.[1]	2,602,200	$1,056,771
Elitegroup Computer Systems Co. Ltd.[1]	1,338,215	780,455
Gigabyte Technology Co. Ltd.	1,367,017	1,293,970
HannStar Display Corp.[1]	16,138,218	4,060,425
Hon Hai Precision Industry Co. Ltd.[1]	9,107,773	46,998,890
Micro-Star International Co. Ltd.	1,417,396	813,650
Optimax Technology Corp.	1,493,157	2,603,336
Quanta Display Inc.	9,602,541	3,225,281
Synnex Technology International Corp.	2,862,679	3,400,251
Wintek Corp.	2,602,359	3,758,522
Ya Hsin Industrial Co. Ltd.	2,862,270	2,735,544
Yageo Corp.[1]	7,806,100	2,443,131

		134,515,138

FOOD – 0.52%
Uni-President Enterprises Co.	10,408,637	3,893,307

		3,893,307

FOREST PRODUCTS & PAPER – 0.19%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	4,119,322	1,446,480

		1,446,480

HAND & MACHINE TOOLS – 0.16%
Shihlin Electric & Engineering Corp.	1,301,080	1,160,047

		1,160,047

HOME FURNISHINGS – 0.43%
Nien Made Enterprise Co. Ltd.	1,301,733	1,510,408
Teco Electric and Machinery Co. Ltd.[1]	6,505,092	1,690,331

		3,200,739

INSURANCE – 5.04%
Cathay Financial Holding Co. Ltd.	16,914,055	31,658,979
Shin Kong Financial Holding Co. Ltd.	6,928,837	6,272,978

		37,931,957

INVESTMENT COMPANIES– 1.64%
China Development Financial Holding Co.[1]	33,826,338	12,342,740

		12,342,740

IRON & STEEL – 3.13%
China Steel Corp.	27,321,742	23,567,610

		23,567,610

LEISURE TIME – 0.28%
Giant Manufacturing Co. Ltd.	1,301,914	2,126,791

		2,126,791

MANUFACTURING – 0.21%
Premier Image Technology Corp.	1,379,262	1,600,365

		1,600,365

METAL FABRICATE& HARDWARE – 0.16%
Yieh Phui Enterprise	2,917,078	1,215,820

		1,215,820

MULTIPLE UTILITIES – 0.24%
Fu Sheng Industrial Co. Ltd.	1,570,320	1,826,845

		1,826,845

OFFICE & BUSINESS EQUIPMENT– 0.22%
Kinpo Electronics Inc.	3,903,119	1,674,468

		1,674,468

REAL ESTATE – 0.22%
Cathay Real Estate Development Co. Ltd.[1]	3,903,493	1,644,831

		1,644,831

RETAIL – 0.31%
President Chain Store Corp.	1,301,640	2,348,914

		2,348,914

SEMICONDUCTORS – 25.12%
Advanced Semiconductor Engineering Inc.[1]	10,408,727	7,135,143
Macronix International Co. Ltd.[1]	16,913,200	1,998,598
MediaTek Inc.	2,602,239	22,009,777
Realtek Semiconductor Corp.	2,733,003	2,737,176
Siliconware Precision Industries Co. Ltd.	7,028,151	6,277,051
Taiwan Semiconductor Manufacturing Co. Ltd.	66,351,475	109,403,959
United Microelectronics Corp.	57,397,640	34,350,954
Via Technologies Inc.[1]	2,736,861	1,596,154
Winbond Electronics Corp.[1]	11,709,280	3,561,051

		189,069,863

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2005

Security	Shares	Value
TELECOMMUNICATIONS – 4.89%
Accton Technology Corp.[1]	2,602,259	$969,390
Chunghwa Telecom Co. Ltd.	13,010,000	24,232,366
D-Link Corp.	1,474,638	1,429,611
Taiwan Cellular Corp.	7,806,920	7,246,729
Zyxel Communications Corp.	1,484,071	2,922,827

		36,800,923

TEXTILES – 1.01%
Far Eastern Textile Ltd.	8,431,351	5,444,979
Formosa Taffeta Co. Ltd.	2,655,152	1,183,671
Nien Hsing Textile Co. Ltd.	1,301,800	987,778

		7,616,428

TRANSPORTATION – 1.17%
Evergreen Marine Corp. Ltd.	2,959,194	2,028,516
U-Ming Marine Transport Corp.	1,562,800	1,813,325
Wan Hai Lines Ltd.	2,880,177	2,312,936
Yang Ming Marine Transport Corp.	3,903,667	2,669,989

		8,824,766

TOTAL COMMON STOCKS (Cost: $689,149,249)		746,776,493

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.56%[3,4]	69,521	69,521

		69,521

TOTAL SHORT-TERM INVESTMENTS (Cost: $69,521)		69,521

TOTAL INVESTMENTS IN SECURITIES – 99.23% (Cost: $689,218,770)		746,846,014

Other Assets, Less Liabilities – 0.77%		5,794,357

NET ASSETS – 100.00%		$752,640,371

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

90	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2005

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund		Hong Kong Index Fund	Malaysia Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$399,657,062	$343,069,780	$301,023,010	$6,708,913,552		$651,812,693	$321,999,685

Affiliated issuers[a]	$1,469,231	$1,304,168	$39,013	$54,852,180		$1,824,833	$401,056

Foreign currencies, at cost	$912,978	$—	$813,486	$10,569,408		$181,467	$1,000,507

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$443,809,598	$559,745,207	$419,356,577	$7,814,027,870		$739,226,363	$387,057,630
Affiliated issuers[a]	1,469,231	1,304,168	39,013	60,153,631		1,824,833	401,056
Foreign currencies, at value	901,720	—	832,166	10,546,310		181,505	997,644
Receivables:
Investment securities sold	331,087	40,649,951	1,371,469	—		3,084,223	487,943
Dividends and interest	2,676,931	3,476,197	436,864	24,788,353		1,075,252	361,244
Capital shares sold	—	—	60,684	1,466,305		—	—

Total Assets	449,188,567	605,175,523	422,096,773	7,910,982,469		745,392,176	389,305,517

LIABILITIES
Payables:
Investment securities purchased	914,793	281,818	1,611,194	—		2,839,784	1,539,127
Collateral for securities on loan (Note 5)	78,741,428	11,095,000	—	904,985,462		104,256,721	—
Capital shares redeemed	—	41,148,885	—	—		—	—
Foreign taxes	—	—	—	600,471		—	—
Investment advisory fees (Note 2)	177,078	364,382	184,804	4,538,486		310,833	191,410

Total Liabilities	79,833,299	52,890,085	1,795,998	910,124,419		107,407,338	1,730,537

NET ASSETS	$369,355,268	$552,285,438	$420,300,775	$7,000,858,050		$637,984,838	$387,574,980

Net assets consist of:
Paid-in capital	$327,788,846	$378,079,398	$315,386,634	$5,848,297,589		$556,013,398	$358,301,472
Undistributed net investment income	8,105,304	12,063,040	1,859,540	79,495,049		10,655,366	5,217,709
Accumulated net realized loss	(10,646,560)	(54,582,584)	(15,300,159)	(37,326,384)		(16,097,496)	(40,999,692)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	44,107,678	216,725,584	118,354,760	1,110,391,796		87,413,570	65,055,491

NET ASSETS	$369,355,268	$552,285,438	$420,300,775	$7,000,858,050		$637,984,838	$387,574,980

Shares outstanding	20,200,000	19,600,000	20,700,000	89,850,000	[c]	49,050,000	53,925,000

Net asset value per share	$18.28	$28.18	$20.30	$77.92	[c]	$13.01	$7.19

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $74,708,591, $10,765,320, $–, $882,820,182, $98,619,315 and $–, respectively. See Note 5.

[c]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

FINANCIAL STATEMENTS	91

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2005

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$223,242,963	$1,537,280,650	$337,489,800	$101,282,645	$523,230,827	$689,149,249

Affiliated issuers[a]	$63,773	$6,367,991	$816,205	$5,136	$2,157,474	$69,521

Foreign currencies, at cost	$164,175	$3,727,616	$2,554,064	$441,020	$—	$6,581,218

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$257,999,973	$1,825,653,936	$381,335,787	$153,281,507	$741,106,017	$746,776,493
Affiliated issuers[a]	63,773	6,367,991	816,205	5,136	2,157,474	69,521
Foreign currencies, at value	164,175	3,710,603	2,539,306	444,012	—	6,470,956
Receivables:
Investment securities sold	—	17,132,280	—	1,280,091	5,513,745	3,202,171
Dividends and interest	150,283	9,255,929	1,615,956	10,495	47,428	6,493,025

Total Assets	258,378,204	1,862,120,739	386,307,254	155,021,241	748,824,664	763,012,166

LIABILITIES
Payables:
Investment securities purchased	—	18,103,634	672,212	1,395,785	5,718,744	9,136,885
Collateral for securities on loan (Note 5)	2,690,400	321,259,151	44,224,690	—	44,204,864	—
Foreign taxes	—	—	—	—	—	736,059
Investment advisory fees (Note 2)	130,355	650,477	113,912	95,297	445,771	498,851
Accrued expenses	—	—	159,604	—	—	—

Total Liabilities	2,820,755	340,013,262	45,170,418	1,491,082	50,369,379	10,371,795

NET ASSETS	$255,557,449	$1,522,107,477	$341,136,836	$153,530,159	$698,455,285	$752,640,371

Net assets consist of:
Paid-in capital	$226,067,262	$1,215,439,654	$306,448,882	$101,505,362	$504,854,603	$761,836,274
Undistributed net investment income	2,951,033	28,176,254	9,519,613	2,645,723	7,841,332	15,854,994
Accumulated net realized loss	(8,219,201)	(9,735,753)	(18,643,227)	(2,622,823)	(32,115,840)	(82,413,169)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	34,758,355	288,227,322	43,811,568	52,001,897	217,875,190	57,362,272

NET ASSETS	$255,557,449	$1,522,107,477	$341,136,836	$153,530,159	$698,455,285	$752,640,371

Shares outstanding	8,800,000	15,600,000	43,900,000	1,850,000	20,100,000	65,050,000

Net asset value per share	$29.04	$97.57	$7.77	$82.99	$34.75	$11.57

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $2,636,000, $304,569,077, $41,666,346, $–, $42,058,693 and $–, respectively. See Note 5.

See notes to the financial statements.

92	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Year Ended August 31, 2005

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
NET INVESTMENT INCOME
Dividends[a]	$13,738,461	$18,313,043	$5,300,340	$129,986,882	$18,981,595	$10,348,455
Dividends from affiliated issuers[b]	—	—	—	280,317	—	—
Interest from affiliated issuers[b]	3,048	35,374	2,360	184,172	4,452	11,255
Securities lending income[c]	67,101	3,632	–	4,057,604	239,418	–

Total investment income	13,808,610	18,352,049	5,302,700	134,508,975	19,225,465	10,359,710

EXPENSES
Investment advisory fees (Note 2)	1,684,365	2,897,738	1,934,001	31,817,245	3,327,704	1,738,119
Foreign taxes (Note 1)	—	—	—	1,184,593	—	—

Total expenses	1,684,365	2,897,738	1,934,001	33,001,838	3,327,704	1,738,119
Less investment advisory fees waived	—	—	—	(243,817)	—	—

Net expenses	1,684,365	2,897,738	1,934,001	32,758,021	3,327,704	1,738,119

Net investment income	12,124,245	15,454,311	3,368,699	101,750,954	15,897,761	8,621,591

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(199,484)	5,649,655	(1,629,132)	(12,338,990)	(736,482)	(5,784,171)
Investments in affiliated issuers[b]	—	—	—	239,464	—	—
In-kind redemptions	41,445,765	—	67,552,987	284,269,646	42,539,450	—
Foreign currency transactions	111,908	117,728	68,698	(1,212,714)	19,225	(2,341)

Net realized gain (loss)	41,358,189	5,767,383	65,992,553	270,957,406	41,822,193	(5,786,512)

Net change in unrealized appreciation (depreciation) on:
Investments	25,449,285	178,459,016	56,833,544	1,082,273,860	51,243,067	24,394,919
Translation of assets and liabilities in foreign currencies	(38,989)	40,739	18,912	51,380	(47)	(2,454)

Net change in unrealized appreciation (depreciation)	25,410,296	178,499,755	56,852,456	1,082,325,240	51,243,020	24,392,465

Net realized and unrealized gain	66,768,485	184,267,138	122,845,009	1,353,282,646	93,065,213	18,605,953

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,892,730	$199,721,449	$126,213,708	$1,455,033,600	$108,962,974	$27,227,544

[a]	Net of foreign withholding tax of $466,092, $2,173,162, $935,573, $12,828,063, $– and $–, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	93

Statements of Operations (Continued)

iSHARES®, INC.

Year Ended August 31, 2005

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
NET INVESTMENT INCOME
Dividends[a]	$4,994,170	$50,466,415	$13,889,369	$4,354,376	$11,150,702	$22,938,413
Interest from affiliated issuers[b]	2,247	10,294	3,420	1,014	26,042	6,503
Securities lending income[c]	4,502	342,351	126,439	—	334,612	—

Total investment income	5,000,919	50,819,060	14,019,228	4,355,390	11,511,356	22,944,916

EXPENSES (Note 2)
Investment advisory fees	1,265,701	5,536,961	1,132,585	959,383	3,815,173	5,030,229
Custodian fees and expenses	—	—	151,215	—	—	—
Directors’ fees	—	—	1,136	—	—	—
Professional fees	—	—	24,387	—	—	—
Federal and state registration fees	—	—	15,691	—	—	—
Insurance	—	—	48,305	—	—	—
Printing	—	—	22,550	—	—	—
AMEX listing fee	—	—	253	—	—	—
Foreign taxes (Note 1)	—	—	—	—	15	1,972,213

Total expenses	1,265,701	5,536,961	1,396,122	959,383	3,815,188	7,002,442

Net investment income	3,735,218	45,282,099	12,623,106	3,396,007	7,696,168	15,942,474

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,206,762)	(2,107,551)	948,126	(1,786,597)	(9,419,038)	(22,338,603)
In-kind redemptions	38,932,114	—	8,430,114	13,110,939	—	—
Foreign currency transactions	28,638	372,735	(17,604)	(41,657)	188,130	(87,480)

Net realized gain (loss)	37,753,990	(1,734,816)	9,360,636	11,282,685	(9,230,908)	(22,426,083)

Net change in unrealized appreciation (depreciation) on:
Investments	42,545,724	222,483,428	23,711,211	25,742,186	167,580,084	48,531,114
Translation of assets and liabilities in foreign currencies	2,201	(135,276)	(34,741)	12,878	—	(254,962)

Net change in unrealized appreciation (depreciation)	42,547,925	222,348,152	23,676,470	25,755,064	167,580,084	48,276,152

Net realized and unrealized gain	80,301,915	220,613,336	33,037,106	37,037,749	158,349,176	25,850,069

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,037,133	$265,895,435	$45,660,212	$40,433,756	$166,045,344	$41,792,543

[a]	Net of foreign withholding tax of $–, $1,287,900, $–, $–, $2,179,802 and $5,667,907, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

94	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,124,245	$5,265,617	$15,454,311	$8,655,485	$3,368,699	$2,839,492
Net realized gain	41,358,189	9,686,425	5,767,383	45,107,732	65,992,553	93,207,203
Net change in unrealized appreciation (depreciation)	25,410,296	7,651,309	178,499,755	23,024,278	56,852,456	(24,881,737)

Net increase in net assets resulting from operations	78,892,730	22,603,351	199,721,449	76,787,495	126,213,708	71,164,958

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,320,851)	(4,470,639)	(8,052,116)	(5,717,313)	(3,453,495)	(4,394,348)

Total distributions to shareholders	(9,320,851)	(4,470,639)	(8,052,116)	(5,717,313)	(3,453,495)	(4,394,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	231,751,585	106,224,512	274,248,148	265,754,092	141,711,605	98,535,887
Cost of shares redeemed	(110,966,622)	(32,899,563)	(123,135,627)	(230,355,301)	(169,468,858)	(343,415,496)

Net increase (decrease) in net assets from capital share transactions	120,784,963	73,324,949	151,112,521	35,398,791	(27,757,253)	(244,879,609)

INCREASE (DECREASE) IN NET ASSETS	190,356,842	91,457,661	342,781,854	106,468,973	95,002,960	(178,108,999)

NET ASSETS:
Beginning of year	178,998,426	87,540,765	209,503,584	103,034,611	325,297,815	503,406,814

End of year	$369,355,268	$178,998,426	$552,285,438	$209,503,584	$420,300,775	$325,297,815

Undistributed net investment income included in net assets at end of year	$8,105,304	$3,368,610	$12,063,040	$4,543,117	$1,859,540	$1,875,638

SHARES ISSUED AND REDEEMED:
Shares sold	13,800,000	8,000,000	12,300,000	18,600,000	7,900,000	7,200,000
Shares redeemed	(6,800,000)	(2,600,000)	(5,050,000)	(14,700,000)	(9,900,000)	(25,600,000)

Net increase (decrease) in shares outstanding	7,000,000	5,400,000	7,250,000	3,900,000	(2,000,000)	(18,400,000)

See notes to the financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund		iShares MSCI Hong Kong Index Fund		iShares MSCI Malaysia Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004[a]	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$101,750,954	$28,887,584	$15,897,761	$11,714,811	$8,621,591	$3,951,040
Net realized gain (loss)	270,957,406	34,568,649	41,822,193	23,540,083	(5,786,512)	(8,032,612)
Net change in unrealized appreciation (depreciation)	1,082,325,240	(1,740,338)	51,243,020	25,672,069	24,392,465	10,040,748

Net increase in net assets resulting from operations	1,455,033,600	61,715,895	108,962,974	60,926,963	27,227,544	5,959,176

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,604,575)	(4,998,228)	(14,195,028)	(6,211,899)	(6,156,574)	(2,163,298)

Total distributions to shareholders	(45,604,575)	(4,998,228)	(14,195,028)	(6,211,899)	(6,156,574)	(2,163,298)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,407,630,562	1,833,607,273	251,633,472	262,371,854	155,029,612	180,819,437
Cost of shares redeemed	(774,797,887)	(229,574,799)	(158,339,373)	(117,791,065)	(12,743,715)	(60,126,782)

Net increase in net assets from capital share transactions	3,632,832,675	1,604,032,474	93,294,099	144,580,789	142,285,897	120,692,655

INCREASE IN NET ASSETS	5,042,261,700	1,660,750,141	188,062,045	199,295,853	163,356,867	124,488,533

NET ASSETS:
Beginning of year	1,958,596,350	297,846,209	449,922,793	250,626,940	224,218,113	99,729,580

End of year	$7,000,858,050	$1,958,596,350	$637,984,838	$449,922,793	$387,574,980	$224,218,113

Undistributed net investment income included in net assets at end of year	$79,495,049	$24,561,384	$10,655,366	$8,931,316	$5,217,709	$2,754,991

SHARES ISSUED AND REDEEMED:
Shares sold	64,200,000	34,050,000	21,225,000	25,650,000	21,525,000	26,925,000
Shares redeemed	(10,650,000)	(4,350,000)	(13,425,000)	(12,150,000)	(1,875,000)	(9,300,000)

Net increase in shares outstanding	53,550,000	29,700,000	7,800,000	13,500,000	19,650,000	17,625,000

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

96	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC .

	iShares MSCI Mexico Index Fund		iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,735,218	$1,426,138	$45,282,099	$19,602,876	$12,623,106	$5,623,277
Net realized gain (loss)	37,753,990	10,436,818	(1,734,816)	12,895,227	9,360,636	264,490
Net change in unrealized appreciation (depreciation)	42,547,925	(644,904)	222,348,152	43,117,628	23,676,470	23,413,442

Net increase in net assets resulting from operations	84,037,133	11,218,052	265,895,435	75,615,731	45,660,212	29,301,209

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,048,280)	(788,654)	(31,933,222)	(9,962,572)	(7,420,067)	(3,170,833)

Total distributions to shareholders	(2,048,280)	(788,654)	(31,933,222)	(9,962,572)	(7,420,067)	(3,170,833)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	229,047,163	228,974,858	636,895,214	424,290,639	156,094,475	49,430,368
Cost of shares redeemed	(185,101,346)	(169,936,912)	—	(61,991,273)	(23,244,294)	(13,716,664)

Net increase in net assets from capital share transactions	43,945,817	59,037,946	636,895,214	362,299,366	132,850,181	35,713,704

INCREASE IN NET ASSETS	125,934,670	69,467,344	870,857,427	427,952,525	171,090,326	61,844,080
NET ASSETS:
Beginning of year	129,622,779	60,155,435	651,250,050	223,297,525	170,046,510	108,202,430

End of year	$255,557,449	$129,622,779	$1,522,107,477	$651,250,050	$341,136,836	$170,046,510

Undistributed net investment income included in net assets at end of year	$2,951,033	$1,235,457	$28,176,254	$14,410,596	$9,519,613	$4,042,788

SHARES ISSUED AND REDEEMED:
Shares sold	9,500,000	12,300,000	7,000,000	5,900,000	21,000,000	8,200,000
Shares redeemed	(7,400,000)	(9,600,000)	—	(900,000)	(3,200,000)	(2,200,000)

Net increase in shares outstanding	2,100,000	2,700,000	7,000,000	5,000,000	17,800,000	6,000,000

See notes to the financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES®, INC .

	iShares MSCI South Africa Index Fund		iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004	For the year ended August 31, 2005	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,396,007	$1,953,405	$7,696,168	$2,173,679	$15,942,474	$4,688,145
Net realized gain (loss)	11,282,685	7,316,450	(9,230,908)	(14,302,124)	(22,426,083)	(20,194,826)
Net change in unrealized appreciation (depreciation)	25,755,064	13,784,731	167,580,084	4,228,087	48,276,152	(8,427,465)

Net increase (decrease) in net assets resulting from operations	40,433,756	23,054,586	166,045,344	(7,900,358)	41,792,543	(23,934,146)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,053,497)	(2,182,948)	(1,677,739)	(1,814,739)	(4,632,113)	(637,002)

Total distributions to shareholders	(2,053,497)	(2,182,948)	(1,677,739)	(1,814,739)	(4,632,113)	(637,002)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	37,191,402	14,747,859	331,095,006	213,845,316	391,736,531	223,498,562
Cost of shares redeemed	(14,923,708)	(24,651,115)	(112,471,028)	(43,152,032)	(66,484,667)	(43,426,617)

Net increase (decrease) in net assets from capital share transactions	22,267,694	(9,903,256)	218,623,978	170,693,284	325,251,864	180,071,945

INCREASE IN NET ASSETS	60,647,953	10,968,382	382,991,583	160,978,187	362,412,294	155,500,797
NET ASSETS:
Beginning of year	92,882,206	81,913,824	315,463,702	154,485,515	390,228,077	234,727,280

End of year	$153,530,159	$92,882,206	$698,455,285	$315,463,702	$752,640,371	$390,228,077

Undistributed net investment income included in net assets at end of year	$2,645,723	$1,344,870	$7,841,332	$1,634,773	$15,854,994	$4,632,113

SHARES ISSUED AND REDEEMED:
Shares sold	500,000	250,000	10,700,000	8,150,000	34,150,000	18,800,000
Shares redeemed	(200,000)	(450,000)	(3,650,000)	(1,800,000)	(5,700,000)	(3,950,000)

Net increase (decrease) in shares outstanding	300,000	(200,000)	7,050,000	6,350,000	28,450,000	14,850,000

See notes to the financial statements.

98	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC .

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$13.56	$11.22	$9.36	$9.24	$9.93

Income from investment operations:
Net investment income[a]	0.70	0.45	0.32	0.23	0.24
Net realized and unrealized gain (loss)	4.60	2.32	1.81	(0.07)	(0.71)

Total from investment operations	5.30	2.77	2.13	0.16	(0.47)

Less distributions from:
Net investment income	(0.58)	(0.43)	(0.27)	(0.04)	(0.20)
Return of capital	—	—	—	—	(0.02)

Total distributions	(0.58)	(0.43)	(0.27)	(0.04)	(0.22)

Net asset value, end of year	$18.28	$13.56	$11.22	$9.36	$9.24

Total return	39.58%	24.95%	23.33%	1.74%	(4.77)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$369,355	$178,998	$87,541	$76,731	$57,312
Ratio of expenses to average net assets	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	4.13%	3.37%	3.21%	2.47%	2.54%
Portfolio turnover rate[b]	17%	9%	8%	5%	23%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$16.96	$12.19	$8.30	$11.20	$19.25

Income from investment operations:
Net investment income[a]	0.89	0.55	0.32	0.38	0.68
Net realized and unrealized gain (loss)	10.79	4.49	3.68	(3.28)	(8.09)

Total from investment operations	11.68	5.04	4.00	(2.90)	(7.41)

Less distributions from:
Net investment income	(0.46)	(0.27)	(0.11)	—	(0.56)
Return of capital	—	—	—	—	(0.08)

Total distributions	(0.46)	(0.27)	(0.11)	—	(0.64)

Net asset value, end of year	$28.18	$16.96	$12.19	$8.30	$11.20

Total return	69.72%	41.42%	48.85%	(25.89)%	(38.52)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$552,285	$209,504	$103,035	$83,788	$14,004
Ratio of expenses to average net assets	0.74%	0.96%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	3.94%	3.59%	3.59%	3.50%	4.44%
Portfolio turnover rate[b]	48%	106%	85%	103%	43%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the year ended August 31, 2005 would have been 9%. See Note 4.

See notes to the financial statements.

100	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$14.33	$12.25	$9.49	$10.70	$16.94

Income from investment operations:
Net investment income[a]	0.17	0.11	0.10	0.07	0.05
Net realized and unrealized gain (loss)	6.00	2.17	2.69	(1.27)	(5.92)

Total from investment operations	6.17	2.28	2.79	(1.20)	(5.87)

Less distributions from:
Net investment income	(0.20)	(0.20)	(0.03)	(0.01)	(0.02)
Net realized gain	—	—	—	—	(0.31)
Return of capital	—	—	—	—	(0.04)

Total distributions	(0.20)	(0.20)	(0.03)	(0.01)	(0.37)

Net asset value, end of year	$20.30	$14.33	$12.25	$9.49	$10.70

Total return	43.35%	18.70%	29.47%	(11.23)%	(34.95)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$420,301	$325,298	$503,407	$66,420	$28,889
Ratio of expenses to average net assets	0.57%	0.70%[c]	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	1.00%	0.81%[d]	0.98%	0.70%	0.44%
Portfolio turnover rate[b]	9%	10%	10%	5%	63%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.

[d]	Ratio of net investment income to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.71%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Year ended Aug. 31, 2005[b]	Year ended Aug. 31, 2004[b]	Period from Apr. 7, 2003[a] to Aug. 31, 2003[b]
Net asset value, beginning of period	$53.96	$45.13	$33.75

Income from investment operations:
Net investment income[c]	1.65	1.13	0.26
Net realized and unrealized gain	24.72	7.97	11.12

Total from investment operations	26.37	9.10	11.38

Less distributions from:
Net investment income	(2.41)	(0.27)	—

Total distributions	(2.41)	(0.27)	—

Net asset value, end of period	$77.92	$53.96	$45.13

Total return	46.17%	20.21%	33.72%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,000,858	$1,958,596	$297,846
Ratio of expenses to average net assets prior to waived fees[d]	0.78%	0.77%	0.78%
Ratio of expenses to average net assets after waived fees[d]	0.77%	0.76%	0.78%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[d]	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets[d]	2.40%	2.10%	1.58%
Portfolio turnover rate[e]	9%	8%	10%

[a]	Commencement of operations.

[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.

[c]	Based on average shares outstanding throughout each period.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[f]	Not annualized.

See notes to the financial statements.

102	2005 iSHARES ANNUAL REPORT TO SHAREHOLDER

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$10.91	$9.03	$7.99	$8.93	$13.24

Income from investment operations:
Net investment income[a]	0.33	0.28	0.23	0.23	0.23
Net realized and unrealized gain (loss)	2.04	1.75	0.95	(1.11)	(4.30)

Total from investment operations	2.37	2.03	1.18	(0.88)	(4.07)

Less distributions from:
Net investment income	(0.27)	(0.15)	(0.14)	(0.06)	(0.23)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.27)	(0.15)	(0.14)	(0.06)	(0.24)

Net asset value, end of year	$13.01	$10.91	$9.03	$7.99	$8.93

Total return	21.96%	22.69%	15.14%	(9.94)%	(30.88)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$637,985	$449,923	$250,627	$99,502	$52,946
Ratio of expenses to average net assets	0.57%	0.80%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	2.75%	2.78%	3.06%	2.56%	2.11%
Portfolio turnover rate[b]	6%	5%	10%	15%	43%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$6.54	$5.99	$5.68	$5.11	$5.96

Income from investment operations:
Net investment income[a]	0.20	0.13	0.10	0.08	0.06
Net realized and unrealized gain (loss)	0.61	0.52	0.30	0.52	(0.85)

Total from investment operations	0.81	0.65	0.40	0.60	(0.79)

Less distributions from:
Net investment income	(0.16)	(0.10)	(0.09)	(0.03)	(0.06)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(0.16)	(0.10)	(0.09)	(0.03)	(0.06)

Net asset value, end of year	$7.19	$6.54	$5.99	$5.68	$5.11

Total return	12.39%	11.01%	7.39%	11.82%	(13.22)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$387,575	$224,218	$99,730	$93,262	$80,877
Ratio of expenses to average net assets	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	2.85%	1.97%	1.91%	1.53%	1.19%
Portfolio turnover rate[b]	15%	39%	35%	37%	37%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the year ended August 31, 2005 would have been 9%. See Note 4.

[c]	Rounds to less than $0.01.

See notes to the financial statements.

104	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$19.35	$15.04	$13.65	$15.35	$16.72

Income from investment operations:
Net investment income[a]	0.42	0.26	0.19	0.32	0.17
Net realized and unrealized gain (loss)	9.55	4.26	1.72	(1.95)	(1.36)

Total from investment operations	9.97	4.52	1.91	(1.63)	(1.19)

Less distributions from:
Net investment income	(0.28)	(0.21)	(0.52)	(0.07)	(0.15)
Net realized gain	—	—	—	—	(0.03)

Total distributions	(0.28)	(0.21)	(0.52)	(0.07)	(0.18)

Net asset value, end of year	$29.04	$19.35	$15.04	$13.65	$15.35

Total return	51.77%	30.28%	14.60%	(10.67)%	(7.02)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$255,557	$129,623	$60,155	$70,994	$46,056
Ratio of expenses to average net assets	0.57%	0.78%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	1.70%	1.40%	1.43%	2.05%	1.12%
Portfolio turnover rate[b]	9%	12%	13%	8%	34%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[a] to Aug. 31, 2002
Net asset value, beginning of period	$75.73	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[b]	3.70	2.68	1.87	1.35
Net realized and unrealized gain	21.15	12.53	8.53	1.40

Total from investment operations	24.85	15.21	10.40	2.75

Less distributions from:
Net investment income	(3.01)	(1.51)	(0.88)	(0.27)

Total distributions	(3.01)	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$97.57	$75.73	$62.03	$52.51

Total return	33.27%	24.74%	20.15%	5.51%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,522,107	$651,250	$223,298	$105,029
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	4.09%	3.68%	3.47%	2.87%
Portfolio turnover rate[d]	16%	8%	8%	5%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Not annualized.

See notes to the financial statements.

106	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC .

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$6.52	$5.38	$5.01	$5.34	$7.58

Income from investment operations:
Net investment income[a]	0.38	0.22	0.12	0.07	0.07
Net realized and unrealized gain (loss)	1.15	1.04	0.33	(0.36)	(2.16)

Total from investment operations	1.53	1.26	0.45	(0.29)	(2.09)

Less distributions from:
Net investment income	(0.28)	(0.12)	(0.08)	(0.04)	(0.07)
Net realized gain	—	—	—	—	(0.06)
Return of capital	—	—	—	—	(0.02)

Total distributions	(0.28)	(0.12)	(0.08)	(0.04)	(0.15)

Net asset value, end of year	$7.77	$6.52	$5.38	$5.01	$5.34

Total return	24.06%	23.47%	9.30%	(5.42)%	(27.89)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$341,137	$170,047	$108,202	$88,126	$73,704
Ratio of expenses to average net assets	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	5.19%	3.50%	2.67%	1.44%	1.15%
Portfolio turnover rate[b]	8%	9%	14%	9%	32%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES®, INC .

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[a] to Aug. 31, 2003
Net asset value, beginning of period	$59.92	$46.81	$38.72

Income from investment operations:
Net investment income[b]	1.92	1.23	0.89
Net realized and unrealized gain	22.36	13.24	7.20

Total from investment operations	24.28	14.47	8.09

Less distributions from:
Net investment income	(1.21)	(1.36)	—

Total distributions	(1.21)	(1.36)	—

Net asset value, end of period	$82.99	$59.92	$46.81

Total return	40.62%	31.30%	20.89%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$153,530	$92,882	$81,914
Ratio of expenses to average net assets[c]	0.74%	0.95%	0.99%
Ratio of net investment income to average net assets[c]	2.62%	2.23%	3.86%
Portfolio turnover rate[d]	32%	13%	17%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Not annualized.

See notes to the financial statements.

108	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$24.17	$23.06	$21.17	$13.25	$18.16

Income from investment operations:
Net investment income (loss)[a]	0.46	0.22	0.19	(0.00)[c]	0.09
Net realized and unrealized gain (loss)	10.22	1.13	1.70	7.92	(4.90)

Total from investment operations	10.68	1.35	1.89	7.92	(4.81)

Less distributions from:
Net investment income	(0.10)	(0.24)	—	—	(0.03)
Return of capital	—	—	—	—	(0.07)

Total distributions	(0.10)	(0.24)	—	—	(0.10)

Net asset value, end of year	$34.75	$24.17	$23.06	$21.17	$13.25

Total return	44.29%	5.83%	8.93%	59.77%	(26.49)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$698,455	$315,464	$154,486	$96,336	$37,767
Ratio of expenses to average net assets	0.74%	0.94%	0.99%	1.00%	1.01%
Ratio of expenses to average net assets exclusive of foreign taxes	0.74%	0.94%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	1.49%	0.87%	0.98%	(0.01)%	0.64%
Portfolio turnover rate[b]	30%	29%	39%	25%	39%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the year ended August 31, 2005 would have been 9%. See Note 4.

[c]	Rounds to less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$10.66	$10.79	$8.82	$9.01	$16.41

Income from investment operations:
Net investment income (loss)[a]	0.27	0.14	0.04	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.72	(0.25)	1.93	(0.16)	(7.37)

Total from investment operations	0.99	(0.11)	1.97	(0.19)	(7.40)

Less distributions from:
Net investment income	(0.08)	(0.02)	—	—	—

Total distributions	(0.08)	(0.02)	—	—	—

Net asset value, end of year	$11.57	$10.66	$10.79	$8.82	$9.01

Total return	9.28%	(1.10)%	22.45%	(2.11)%	(45.09)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$752,640	$390,228	$234,727	$142,043	$110,786
Ratio of expenses to average net assets	1.03%	1.19%[c]	1.31%	1.33%	1.60%
Ratio of expenses to average net assets exclusive of foreign taxes	0.74%	0.92%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	2.34%	1.23%[d]	0.43%	(0.28)%	(0.23)%
Portfolio turnover rate[b]	20%	19%	15%	11%	30%

[a]	Based on average shares outstanding throughout each period.

[b]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the year ended August 31, 2005 would have been 10%. See Note 4.

[c]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.

[d]	Ratio of net investment income to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 1.21%.

See notes to the financial statements.

110	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2005, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	111

Notes to the Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS, INCOME RECOGNITION AND EXPENSES

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. Common expenses incurred by the Company prior to December 28, 2001 were allocated to the Funds based on the ratio of average net assets of each Fund to the combined net assets of all funds offered by the Company, or other appropriate method. Other expenses, directly related to a specific fund, were charged to that fund. The expenses for the iShares MSCI Singapore Index Fund are still allocated to that Fund using this methodology. Additional details of the current expense structure may be found in Note 2.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

South Korea and Taiwan may levy taxes on stock dividends at rates of 16.50% and up to 20.00%, respectively, based on the par value of stock dividends received by the iShares MSCI Emerging Markets, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

112	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Australia	$11,268,062	$38,826,948	$(8,528,588)	$41,566,422
Brazil	12,063,040	210,228,016	(48,085,016)	174,206,040
Canada	1,878,220	112,549,843	(9,513,922)	104,914,141
Emerging Markets	79,503,041	1,102,098,554	(29,041,134)	1,152,560,461
Hong Kong	10,703,450	86,296,050	(15,028,060)	81,971,440
Malaysia	5,762,951	54,044,489	(30,533,932)	29,273,508
Mexico	2,951,033	34,454,888	(7,915,734)	29,490,187
Pacific ex-Japan	45,202,556	266,202,916	(4,737,649)	306,667,823
Singapore	11,794,507	38,947,298	(16,053,851)	34,687,954
South Africa	2,755,624	50,894,781	(1,625,608)	52,024,797
South Korea	7,841,332	205,923,480	(20,164,130)	193,600,682
Taiwan	15,854,994	31,951,250	(57,002,147)	(9,195,903)

For the years ended August 31, 2005 and August 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2005.

From November 1, 2004 to August 31, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending August 31, 2006 as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital
Australia	$6,029
Canada	443,818
Emerging Markets	7,895,800
Hong Kong	300,651
Malaysia	1,566,514
Mexico	1,118,329
South Africa	1,095,003
South Korea	3,483,155
Taiwan	14,627,530

NOTES TO THE FINANCIAL STATEMENTS	113

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2005, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2007	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Australia	$674,889	$630,985	$1,971,994	$3,625,203	$650,082	$596,240	$384,424	$8,533,817
Brazil	—	—	—	—	48,085,016	—	—	48,085,016
Canada	—	—	—	780,114	21,276	2,463,817	5,786,217	9,051,424
Emerging Markets	—	—	—	—	—	840,778	20,296,564	21,137,342
Hong Kong	4,085,707	—	—	4,971,970	2,870,602	2,330,414	468,716	14,727,409
Malaysia	8,654,333	—	—	9,819,029	2,898,105	775,477	6,820,474	28,967,418
Mexico	—	—	—	1,319,032	2,329,290	3,136,170	12,913	6,797,405
Pacific ex-Japan	—	—	—	—	329,461	2,563,114	1,853,572	4,746,147
Singapore	—	—	—	4,810,766	4,428,316	4,256,421	2,558,348	16,053,851
South Africa	—	—	—	—	—	527,613	—	527,613
South Korea	—	—	556,540	666,642	504,041	3,363,449	11,590,303	16,680,975
Taiwan	—	—	—	12,532,361	8,689,663	9,129,874	12,022,719	42,374,617

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended August 31, 2005, each Fund reclassified certain amounts of paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of August 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Australia	$406,407,023	$41,692,480	$(2,820,674)	$38,871,806
Brazil	350,871,516	211,218,787	(1,040,928)	210,177,859
Canada	306,866,940	117,536,571	(5,007,921)	112,528,650
Emerging Markets	6,772,058,974	1,183,653,484	(81,530,957)	1,102,122,527
Hong Kong	654,755,046	93,488,358	(7,192,208)	86,296,150
Malaysia	333,411,743	61,713,416	(7,666,473)	54,046,943
Mexico	223,610,203	35,292,883	(839,340)	34,453,543
Pacific ex-Japan	1,565,673,047	267,005,012	(656,132)	266,348,880
Singapore	343,170,275	42,608,701	(3,626,984)	38,981,717
South Africa	102,394,897	51,934,874	(1,043,128)	50,891,746
South Korea	537,340,011	208,283,898	(2,360,418)	205,923,480
Taiwan	714,629,792	62,541,168	(30,324,946)	32,216,222

114	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of August 31, 2005, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

Prior to December 28, 2001 and pursuant to the prior investment advisory agreement, the investment advisory fee earned by and paid to BGFA with respect to each Fund was reduced by the aggregate of such Fund’s fees and expenses (subject to the exceptions in the prior sentence). BGFA also agreed to reimburse each Fund to the extent that the expenses of any Fund (subject to the same exceptions) exceeded the investment advisory fee as stated in the investment advisory fee tables below. These fee reduction and reimbursement provisions applied to the iShares MSCI Singapore Index Fund through August 31, 2005. Pursuant to a new investment advisory contract effective September 1, 2005, BGFA will be responsible for the Covered Expenses of the Fund and these provisions will no longer apply.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fees	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of these four Funds as follows:

Investment Advisory Fees	Aggregate Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion

NOTES TO THE FINANCIAL STATEMENTS	115

Notes to the Financial Statements (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund of 0.50%. For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund excluding any investments in other iShares Funds, of 0.75%. BGFA voluntarily waives its advisory fees for the iShares MSCI Emerging Markets Index Fund in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, BGI serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2005, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$67,101
Brazil	3,632
Emerging Markets	4,057,604
Hong Kong	239,418
Mexico	4,502
Pacific ex-Japan	342,351
Singapore	126,439
South Korea	334,612

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. The Distributor does not currently receive a fee from the Funds for its distribution services. Prior to July 1, 2004, the Company had in effect a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor was entitled to receive a distribution fee from each Fund, not to exceed 0.25% of the average daily net assets of such Fund, for distribution-related expenses and services. At the Board meeting held on March 16, 2004, the Directors voted to terminate the Plan, effective July 1, 2004.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended August 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first ten months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set by Rule 17a-7. The Board is scheduled at its next regularly scheduled meeting to review all such transactions executed during the last two months of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level

116	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of August 31, 2005, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the year ended August 31, 2005, including income earned from these affiliated issuers and net realized gains (losses) from sales of these affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
Australia
IMMF	120	27,391	27,403	108	$108,353	$3,048	$—
Brazil
IMMF	981	245,799	245,668	1,112	1,112,414	35,374	—
Canada
IMMF	199	13,891	14,051	39	39,013	2,360	—
Emerging Markets
IMMF	5,432	1,207,134	1,208,531	4,035	4,035,314	184,172	—
iShares MSCI Malaysia Index Fund	851	578	249	1,180	8,564,782	143,660	861
iShares MSCI South Korea Index Fund	299	198	95	402	14,097,669	37,162	364,716
iShares MSCI Taiwan Index Fund	965	785	234	1,516	17,815,115	99,495	(126,113)
Hong Kong
IMMF	213	37,744	37,934	23	22,977	4,452	—
Malaysia
IMMF	394	66,384	66,377	401	401,056	11,255	—
Mexico
IMMF	85	16,944	17,012	17	17,275	2,247	—
Pacific ex-Japan
IMMF	308	90,651	90,143	816	815,709	10,294	—
Singapore
IMMF	87	26,455	26,490	52	51,875	3,420	—
South Africa
IMMF	58	7,129	7,182	5	5,136	1,014	—

NOTES TO THE FINANCIAL STATEMENTS	117

Notes to the Financial Statements (Continued)

iSHARES®, INC .

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
South Korea
IMMF	721	198,209	197,537	1,393	$1,393,487	$26,042	$—

Taiwan
IMMF	366	40,107	40,403	70	69,521	6,503	—

During the year ended August 31, 2005, certain Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of August 31, 2005, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2005, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$51,754,172	$49,412,736
Brazil	343,882,089	186,862,192
Canada	30,642,476	32,810,205
Emerging Markets	441,525,010	363,312,994
Hong Kong	38,846,556	37,227,571
Malaysia	188,985,203	44,375,401
Mexico	25,022,603	19,440,839
Pacific ex-Japan	188,696,014	176,418,031
Singapore	23,885,903	19,237,847
South Africa	42,198,272	41,552,415
South Korea	377,512,363	152,639,430
Taiwan	465,850,984	132,799,867

In-kind transactions (see Note 4) for the year ended August 31, 2005, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$230,365,963	$110,374,999
Canada	141,016,263	166,747,813
Emerging Markets	4,371,169,461	786,631,588
Hong Kong	250,835,018	157,383,889
Mexico	224,737,659	184,770,891
Pacific ex-Japan	631,098,400	—
Singapore	154,683,108	23,032,458
South Africa	59,374,940	36,386,964

118	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC .

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Australia	127,800,000
Brazil	500,000,000
Canada	340,200,000
Emerging Markets	500,000,000
Hong Kong	191,400,000
Malaysia	127,800,000
Mexico	255,000,000
Pacific ex-Japan	500,000,000
Singapore	191,400,000
South Africa	200,000,000
South Korea	200,000,000
Taiwan	200,000,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

The Board authorized a three-for-one stock split for the iShares MSCI Emerging Markets Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the net asset value per share by a factor of three, resulting in no effect to the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2005, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of August 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	119

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund, each a portfolio of the iShares MSCI Series (the “Funds”), at August 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 18, 2005

120	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

For the year ended August 31, 2005, certain of the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$14,204,553	$464,895
Brazil	20,486,205	2,129,744
Canada	6,235,912	933,651
Emerging Markets	143,095,262	13,211,637
Pacific ex-Japan	51,754,315	1,115,308
South Korea	13,330,505	2,179,818
Taiwan	28,606,320	7,549,658

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended August 31, 2005:

iShares MSCI Index Fund	Qualified Dividend Income
Australia	$8,182,188
Brazil	401,159
Canada	4,389,728
Emerging Markets	83,424,023
Mexico	3,763,856
Pacific ex-Japan	23,867,947
South Africa	3,464,251
South Korea	10,064,116

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	121

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

A special meeting of shareholders of iShares, Inc. was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1 *

To elect the eight nominees specified below as Directors of the Company, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Director	Votes For	Votes Withheld
Lee T. Kranefuss	514,380,779	13,203,425
John E. Martinez	514,431,297	13,152,907
Richard K. Lyons	514,795,814	12,788,388
George G.C. Parker	509,155,829	18,428,374
W. Allen Reed	514,418,913	13,165,293
Cecilia H. Herbert	514,381,937	13,202,268
Charles A. Hurty	514,442,567	13,141,638
John E. Kerrigan	514,830,983	12,753,220

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Directors of the Company and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Company’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities. Shareholders of the iShares MSCI Emerging Markets Index Fund and iShares MSCI Mexico Index Fund approved this proposal. The proposal did not pass in the other Funds in this shareholder report.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Australia	6,443,201	540,021	442,423	3,797,755
Brazil	3,540,411	197,421	110,082	5,562,843
Canada	3,498,988	429,360	134,351	5,507,998
Emerging Markets	8,183,122	182,334	115,171	3,328,764
Hong Kong	12,628,551	321,277	469,240	12,725,643
Malaysia	8,593,546	2,278,801	173,640	11,596,325
Mexico	3,717,861	90,403	154,071	1,332,048
Pacific ex-Japan	3,601,359	76,920	97,534	3,443,585
Singapore	6,938,677	234,463	226,731	12,861,936
South Africa	316,330	33,665	8,397	567,359
South Korea	4,464,564	123,099	130,498	4,326,297
Taiwan	18,847,196	290,848	108,205	14,713,998

122	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Proposal 2B

To approve a change to the Company’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans. Shareholders of the iShares MSCI Emerging Markets Index Fund and iShares MSCI Mexico Index Fund approved this proposal. The proposal did not pass in the other Funds in this shareholder report.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Australia	6,334,361	640,358	450,926	3,797,755
Brazil	3,530,579	208,837	108,498	5,562,843
Canada	3,464,553	464,210	133,936	5,507,998
Emerging Markets	8,078,172	282,605	119,851	3,328,763
Hong Kong	12,513,170	431,897	474,001	12,725,643
Malaysia	8,559,872	2,311,199	174,916	11,596,325
Mexico	3,709,723	96,717	155,895	1,332,048
Pacific ex-Japan	3,595,297	84,003	96,512	3,443,586
Singapore	6,896,196	273,033	230,643	12,861,935
South Africa	315,971	34,024	8,397	567,359
South Korea	4,452,275	132,235	133,651	4,326,297
Taiwan	18,792,739	320,354	133,155	14,713,999

Proposal 2C

To approve a change to certain Funds’ fundamental investment policy with respect to industry concentration. The shareholders of the iShares MSCI Singapore Index Fund and iShares MSCI South Korea Index Fund did not approve this proposal.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Mexico	3,718,245	88,058	156,032	1,332,048
Singapore	6,940,982	234,581	224,308	12,861,936
South Korea	4,469,596	118,142	130,423	4,326,297

Proposal 2D

To approve a change to certain Funds’ fundamental investment policy to permit each Fund to invest 25% or more of its total assets in a single issuer. The shareholders of the iShares MSCI Singapore Index Fund and iShares MSCI South Korea Index Fund did not approve this proposal.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Mexico	3,715,336	91,427	155,572	1,332,048
Singapore	6,923,531	250,218	226,122	12,861,936
South Korea	4,461,733	122,330	134,098	4,326,297

SHAREHOLDER MEETING RESULTS	123

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental. The shareholders of the iShares MSCI Mexico Index Fund approved this proposal. The proposal did not pass in the other Funds in this shareholder report.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Australia	6,071,241	906,466	447,938	3,797,755
Brazil	3,370,902	363,205	113,806	5,562,844
Canada	2,820,453	1,108,063	134,183	5,507,998
Hong Kong	11,696,365	1,243,883	478,820	12,725,643
Malaysia	8,039,945	2,824,062	181,980	11,596,325
Mexico	3,636,325	170,323	155,687	1,332,048
Pacific ex-Japan	3,083,503	594,257	98,053	3,443,585
Singapore	6,438,453	712,576	248,843	12,861,935
South Korea	4,242,053	340,064	136,045	4,326,296
Taiwan	14,916,892	4,193,901	135,455	14,713,999

Proposal 4

To approve a new advisory agreement for the iShares MSCI Singapore Index Fund with Barclays Global Fund Advisors in order to effect a change to the fee structure. The shareholders approved this proposal.

Votes For	Votes Against	Votes Abstaining
19,933,795	114,776	213,236

*	Denotes Company-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

124	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

At a meeting held on April 22, 2005, the Board approved the Proposed Advisory Agreement, subject to approval by the iShares MSCI Singapore Index Fund’s shareholders, based on the Board’s review of the qualitative and quantitative information provided by BGFA. In approving the Proposed Advisory Agreement, the Board, including the Independent Directors, who are advised by independent counsel, considered various factors, none of which was controlling, and made the following conclusions.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Proposed Advisory Agreement and noted that there were no differences between the level or type of service provided by BGFA under the Current Advisory Agreement and the level or type of service proposed to be provided by BGFA under the Proposed Advisory Agreement. In reviewing the scope of services provided to the Fund by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not provide investment advisory services to any other fund or account seeking to track the same index as the Fund and, therefore, no comparative performance information was available for additional consideration. The Board noted, however, that during BGFA’s term as investment adviser, the Fund had met its investment objective of seeking investment results that correspond generally to the price and yield performance, before fees and expenses, of the Fund’s underlying index. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Proposed Advisory Agreement are appropriate and continue to support the Board’s original selection of BGFA as investment adviser to the Fund.

FUND EXPENSES AND PERFORMANCE OF THE FUND AND BGFA

The Board reviewed statistical information regarding the expense ratio components, contractual advisory fees, actual advisory fees, and actual total expenses of the Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of investment company data, as the Fund’s applicable peer group (the “Lipper Peer Group”). The Lipper Peer Group included retail no-load or institutional pure index funds with differing investment objective classifications (e.g., regional index funds, funds that hold American Depositary Receipts rather than portfolio securities traded on foreign exchanges) and other attributes (e.g., all-inclusive management fees, “at cost” service providers) as well as other exchange-traded funds, including exchange-traded funds organized as unit investment trusts rather than as managed investment companies like the Fund. In addition, the Board reviewed statistical information regarding the performance of the Fund for the most recent quarter, and the one-, three- and five-year periods, ended March 31, 2005 and a comparison of the Fund’s performance to that of the funds in the Lipper Peer Group. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to prepare this information. The Board noted that the funds in the Lipper Peer Group did not include a Singapore index fund or any other single-country index fund and, therefore, the statistical information did not provide meaningful direct comparisons. The Board noted that the Fund generally tracked its underlying index over the periods reflected. The Board also discussed that the advisory fee for the Fund for the most recent fiscal year was the highest of the advisory fees of the funds in the Lipper Peer Group, and that the Fund’s actual total expenses equaled the highest actual total expenses of the funds in the Lipper Peer Group, but noted that many of the funds in the Lipper Peer Group had either dissimilar fee structures or had substantial fee waivers and significantly larger asset bases, as well as differing investment objective classifications and other attributes (as discussed above), and therefore did not provide meaningful direct comparisons. The Board also considered that, because the Fund’s investment objective is to seek investment results that correspond generally to the performance, before fees and expenses, of a single-country index, with limited investor demand, the Fund is likely not to achieve consistent asset levels that would result in lower fees under the Current Advisory Agreement. The Board considered, however, that under the Proposed Advisory Agreement, because the Fund’s investment advisory fee rates will be applied to the aggregate assets of the Fund and other series of the Company, the Fund would be charged lower fees by BGFA. The Board also noted that, although not included in the Lipper Peer Group, the other single-country series of the Company provided a meaningful direct comparison to the Fund and the investment advisory

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	125

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

fee rate for the Fund under the Proposed Advisory Agreement, and that the investment advisory fee rate under the Proposed Advisory Agreement would be the same as the investment advisory fee rates for most of the other single-country series of the Company. Based on this review, the Board concluded that the expense levels and the historical performance of the Fund, as managed by BGFA, as compared to the expense levels and performance of the funds in the Lipper Peer Group were satisfactory for the purposes of approving the Proposed Advisory Agreement.

COSTS OF SERVICES PROVIDED TO FUND AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Fund to BGFA based on the fees payable under the Current Advisory Agreement for the last calendar year, which amounts are not expected to increase under the Proposed Advisory Agreement. The Board analyzed the Fund’s expenses, including its investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Fund by BGFA (as discussed in detail below). The Board discussed the differences in fee structure between the Current Advisory Agreement and the Proposed Advisory Agreement and how the proposed new fee structure, under which BGFA will be responsible for paying all expenses of the Fund other than the Excluded Expenses, would change the presentation, but not the amount, of the Fund’s profitability to BGFA going forward, should the Fund’s shareholders vote to approve the Proposed Advisory Agreement. The Board also discussed BGFA’s profit margin as reflected in the Fund’s profitability analysis and as compared to the profit margin currently achieved by BGFA in managing other iShares Funds. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Proposed Advisory Agreement and from other relationships between the Fund and BGFA and/or its affiliates, if any, were likely to be within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Fund’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Fund’s asset level in light of the investment advisory fee rates and breakpoints under the Current Advisory Agreement and that may result from increases in the asset levels of the Fund and the other series of the Company that would be included in the aggregate assets against which the same investment advisory fee rates and breakpoints would be applied under the Proposed Advisory Agreement. The Board noted that the Fund’s asset levels are not likely to increase sufficiently to reach the breakpoints under the Current Advisory Agreement. In contrast, under the Proposed Advisory Agreement the Fund would achieve an immediate and likely ongoing benefit from the application of those same investment advisory fee breakpoints to aggregate assets of the Fund and certain other series of the Company, in calculating the Fund’s investment advisory fee. Based on this review, the Board concluded that the proposed new fee structure in the Proposed Advisory Agreement reflects a more favorable sharing of economies of scale for the benefit of the Fund’s shareholders and provides the potential to experience further sharing of economies of scale as the Fund or other series of the Company grow in size.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA’S AFFILIATES

The Board also received and considered information regarding the Fund’s maximum investment advisory fee rate under the Proposed Advisory Agreement in comparison to the investment management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGI, BGFA’s affiliate, provides investment management services. The Board noted that comparative investment management fee information was available only with respect to certain collective funds, as BGFA and its affiliates do not manage any mutual funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Fund. The Board further noted that BGFA had provided the Board with information regarding how the level of services provided to a collective fund differed from an exchange-traded open-end investment company such as the Fund, and with information regarding the marketing and pricing of collective funds that indicated such products were not typically offered on a stand-alone investment basis but only as a part of an allocation among many single-country index collective funds that were each priced on an aggregate client relationship level. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of

126	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

services provided to the collective funds, including, among other factors, the level of complexity in managing the Fund and the collective funds under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the shareholder support services provided to the Fund and its shareholders in comparison with the nature and extent of the services provided to collective funds and their clients, and in relation to the Fund’s and the collective funds’ fee structures and asset levels. The Board noted that the investment management fee rates for the collective funds were lower than the maximum investment advisory fee rate under the Proposed Advisory Agreement, but that the differences appeared to be fully attributable to, among other things, the externalization of certain expenses by the collective funds including custody and administration expenses and, based on the estimates provided by BGFA, the costs of the regulatory requirements and additional shareholder services applicable to the Fund as an open-end investment company rather than a collective fund. The Board also noted that the investment advisory fee rate under the Proposed Advisory Agreement was the same as the investment advisory fee rates for most of the other single-country series of the Company. Based on this review, the Board determined that the investment advisory fee rates under the Proposed Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that the investment advisory fee rates under the Proposed Advisory Agreement are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Fund by BGFA, such as the payment of securities lending revenue to BGI, the Company’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Fund’s investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board concluded that any such ancillary benefits that will likely continue under the Proposed Advisory Agreement would not be disadvantageous to the Fund’s shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	127

Board Review and Approval of Investment Advisory Contracts* (Unaudited)

iSHARES®, INC .

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors, including a majority of Directors who are not interested persons of the Company (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Directors,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Directors (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. With respect to the iShares MSCI Singapore Index Fund (the “Singapore Fund”), the Board approved the continuance of the current Advisory Contract for the Singapore Fund, pending shareholder approval of the new advisory contract for the Singapore Fund which was previously considered and approved by the Board on April 22, 2005. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain

128	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC .

of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for most of the Funds provide for breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds on an aggregated basis with certain other Funds. The Board further noted that the Advisory Contract for the iShares MSCI Singapore Index Fund provides for breakpoints in its investment advisory fee rate based on increases in the asset levels of that particular Fund. The Board also noted that the Advisory Contracts for the iShares MSCI Pacific Ex-Japan Index Fund and the iShares MSCI Emerging Markets Index Fund do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted that as of July 1, 2004, Fund shareholders were no longer paying distribution fees pursuant to the Funds’ distribution plan under Rule 12b-1 of the 1940 Act because such plan had been terminated as of that date, benefiting the Funds’ shareholders by lowering the Funds’ overall expenses. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of further breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	129

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC .

Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Company’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

*	Denotes the Board’s approval of Investment Advisory Contracts for all series of the Company, including the Funds.

130	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading (the “Exchange”), as of the time that the Fund’s NAV is calculated. In the case of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, the NAVs of which are determined prior to the opening of the regular trading day on the Exchange, the Market Price is determined using the midpoint of the bid/ask spread as of the opening of regular trading on the Exchange. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except as noted below, the information shown for each Fund is for the period from January 1, 2000 through June 30, 2005, the date of the most recent calendar quarter-end. The information shown for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds is for each full calendar quarter completed after the inception date of each Fund through June 30, 2005. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Australia Index Fund

Period Covered: January 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 2.5%	10	0.72%
Greater than 2.0% and Less than 2.5%	12	0.87
Greater than 1.5% and Less than 2.0%	44	3.19
Greater than 1.0% and Less than 1.5%	134	9.70
Greater than 0.5% and Less than 1.0%	320	23.17
Between 0.5% and – 0.5%	676	48.94
Less than – 0.5% and Greater than – 1.0%	110	7.97
Less than – 1.0% and Greater than – 1.5%	41	2.97
Less than – 1.5% and Greater than – 2.0%	19	1.38
Less than – 2.0% and Greater than – 2.5%	7	0.51
Less than – 2.5%	8	0.58

	1,381	100.00%

SUPPLEMENTAL INFORMATION	131

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Brazil Index Fund

Period Covered: October 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 3.0%	7	0.59%
Greater than 2.5% and Less than 3.0%	14	1.17
Greater than 2.0% and Less than 2.5%	24	2.01
Greater than 1.5% and Less than 2.0%	37	3.10
Greater than 1.0% and Less than 1.5%	91	7.63
Greater than 0.5% and Less than 1.0%	173	14.51
Between 0.5% and – 0.5%	577	48.43
Less than – 0.5% and Greater than – 1.0%	126	10.57
Less than – 1.0% and Greater than – 1.5%	41	3.44
Less than – 1.5% and Greater than – 2.0%	37	3.10
Less than – 2.0% and Greater than – 2.5%	25	2.10
Less than – 2.5% and Greater than – 3.0%	11	0.92
Less than – 3.0% and Greater than – 3.5%	8	0.67
Less than – 3.5% and Greater than – 4.0%	7	0.59
Less than – 4.0% and Greater than – 4.5%	6	0.50
Less than – 4.5%	8	0.67

	1,192	100.00%

iShares MSCI Canada Index Fund

Period Covered: January 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 3.0%	6	0.43%
Greater than 2.5% and Less than 3.0%	17	1.23
Greater than 2.0% and Less than 2.5%	25	1.81
Greater than 1.5% and Less than 2.0%	51	3.69
Greater than 1.0% and Less than 1.5%	108	7.82
Greater than 0.5% and Less than 1.0%	236	17.09
Between 0.5% and – 0.5%	805	58.29
Less than – 0.5% and Greater than – 1.0%	95	6.88
Less than – 1.0% and Greater than – 1.5%	23	1.67
Less than – 1.5% and Greater than – 2.0%	8	0.58
Less than – 2.0%	7	0.51

	1,381	100.00%

132	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Emerging Markets Index Fund

Period Covered: July 1, 2003 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 1.5%	13	2.58%
Greater than 1.0% and Less than 1.5%	31	6.15
Greater than 0.5% and Less than 1.0%	150	29.76
Between 0.5% and – 0.5%	259	51.39
Less than – 0.5% and Greater than – 1.0%	34	6.75
Less than – 1.0% and Greater than – 1.5%	11	2.18
Less than – 1.5%	6	1.19

	504	100.00%

iShares MSCI Hong Kong Index Fund

Period Covered: January 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 4.0%	7	0.51%
Greater than 3.5% and Less than 4.0%	5	0.36
Greater than 3.0% and Less than 3.5%	5	0.36
Greater than 2.5% and Less than 3.0%	8	0.58
Greater than 2.0% and Less than 2.5%	23	1.67
Greater than 1.5% and Less than 2.0%	59	4.27
Greater than 1.0% and Less than 1.5%	126	9.12
Greater than 0.5% and Less than 1.0%	239	17.31
Between 0.5% and – 0.5%	509	36.86
Less than – 0.5% and Greater than – 1.0%	163	11.80
Less than – 1.0% and Greater than – 1.5%	97	7.02
Less than – 1.5% and Greater than – 2.0%	70	5.07
Less than – 2.0% and Greater than – 2.5%	28	2.03
Less than – 2.5% and Greater than – 3.0%	19	1.38
Less than – 3.0% and Greater than – 3.5%	10	0.72
Less than – 3.5% and Greater than – 4.5%	7	0.51
Less than – 4.5%	6	0.43

	1,381	100.00%

SUPPLEMENTAL INFORMATION	133

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Malaysia Index Fund

Period Covered: January 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 6.0%	16	1.16%
Greater than 5.5% and Less than 6.0%	1	0.07
Greater than 5.0% and Less than 5.5%	1	0.07
Greater than 4.0% and Less than 5.0%	4	0.29
Greater than 3.5% and Less than 4.0%	4	0.29
Greater than 3.0% and Less than 3.5%	6	0.43
Greater than 2.5% and Less than 3.0%	13	0.94
Greater than 2.0% and Less than 2.5%	37	2.68
Greater than 1.5% and Less than 2.0%	71	5.14
Greater than 1.0% and Less than 1.5%	116	8.40
Greater than 0.5% and Less than 1.0%	150	10.86
Between 0.5% and – 0.5%	307	22.24
Less than – 0.5% and Greater than – 1.0%	122	8.83
Less than – 1.0% and Greater than – 1.5%	134	9.70
Less than – 1.5% and Greater than – 2.0%	95	6.88
Less than – 2.0% and Greater than – 2.5%	87	6.30
Less than – 2.5% and Greater than – 3.0%	63	4.56
Less than – 3.0% and Greater than – 3.5%	47	3.40
Less than – 3.5% and Greater than – 4.0%	27	1.96
Less than – 4.0% and Greater than – 4.5%	27	1.96
Less than – 4.5% and Greater than – 5.0%	14	1.01
Less than – 5.0% and Greater than – 5.5%	3	0.22
Less than – 5.5% and Greater than – 6.0%	8	0.58
Less than – 6.0%	28	2.03

	1,381	100.00%

iShares MSCI Mexico Index Fund

Period Covered: January 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 2.5%	4	0.29%
Greater than 2.0% and Less than 2.5%	10	0.72
Greater than 1.5% and Less than 2.0%	37	2.68
Greater than 1.0% and Less than 1.5%	96	6.95
Greater than 0.5% and Less than 1.0%	207	14.99
Between 0.5% and – 0.5%	715	51.78
Less than – 0.5% and Greater than – 1.0%	190	13.76
Less than – 1.0% and Greater than – 1.5%	89	6.44
Less than – 1.5% and Greater than – 2.0%	22	1.59
Less than – 2.0% and Greater than – 2.5%	7	0.51
Less than – 2.5%	4	0.29

	1,381	100.00%

134	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Pacific ex-Japan Index Fund

Period Covered: January 1, 2002 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.45%
Greater than 2.5% and Less than 3.0%	6	0.68
Greater than 2.0% and Less than 2.5%	10	1.14
Greater than 1.5% and Less than 2.0%	58	6.59
Greater than 1.0% and Less than 1.5%	177	20.11
Greater than 0.5% and Less than 1.0%	225	25.57
Between 0.5% and – 0.5%	358	40.68
Less than – 0.5% and Greater than – 1.0%	32	3.64
Less than – 1.0% and Greater than – 1.5%	8	0.91
Less than – 1.5%	2	0.23

	880	100.00%

iShares MSCI Singapore Index Fund

Period Covered: January 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 3.0%	7	0.51%
Greater than 2.5% and Less than 3.0%	6	0.43
Greater than 2.0% and Less than 2.5%	25	1.81
Greater than 1.5% and Less than 2.0%	63	4.56
Greater than 1.0% and Less than 1.5%	158	11.44
Greater than 0.5% and Less than 1.0%	154	11.15
Between 0.5% and – 0.5%	405	29.33
Less than – 0.5% and Greater than – 1.0%	168	12.17
Less than – 1.0% and Greater than – 1.5%	138	9.99
Less than – 1.5% and Greater than – 2.0%	79	5.72
Less than – 2.0% and Greater than – 2.5%	68	4.92
Less than – 2.5% and Greater than – 3.0%	40	2.90
Less than – 3.0% and Greater than – 3.5%	26	1.88
Less than – 3.5% and Greater than – 4.0%	21	1.52
Less than – 4.0% and Greater than – 4.5%	9	0.65
Less than – 4.5% and Greater than – 5.0%	7	0.51
Less than – 5.0%	7	0.51

	1,381	100.00%

SUPPLEMENTAL INFORMATION	135

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI South Africa Index Fund

Period Covered: April 1, 2003 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.53%
Greater than 1.5% and Less than 2.0%	6	1.06
Greater than 1.0% and Less than 1.5%	38	6.70
Greater than 0.5% and Less than 1.0%	112	19.75
Between 0.5% and – 0.5%	351	61.91
Less than – 0.5% and Greater than – 1.0%	36	6.35
Less than – 1.0% and Greater than – 1.5%	13	2.29
Less than – 1.5% and Greater than – 2.0%	5	0.88
Less than – 2.0%	3	0.53

	567	100.00%

iShares MSCI South Korea Index Fund

Period Covered: July 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 4.5%	10	0.80%
Greater than 4.0% and Less than 4.5%	3	0.24
Greater than 3.5% and Less than 4.0%	8	0.64
Greater than 3.0% and Less than 3.5%	8	0.64
Greater than 2.5% and Less than 3.0%	19	1.51
Greater than 2.0% and Less than 2.5%	46	3.66
Greater than 1.5% and Less than 2.0%	88	7.01
Greater than 1.0% and Less than 1.5%	136	10.84
Greater than 0.5% and Less than 1.0%	210	16.73
Between 0.5% and – 0.5%	414	32.99
Less than – 0.5% and Greater than – 1.0%	125	9.96
Less than – 1.0% and Greater than – 1.5%	78	6.22
Less than – 1.5% and Greater than – 2.0%	47	3.74
Less than – 2.0% and Greater than – 2.5%	28	2.23
Less than – 2.5% and Greater than – 3.0%	13	1.03
Less than – 3.0% and Greater than – 3.5%	12	0.96
Less than – 3.5%	10	0.80

	1,255	100.00%

136	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Taiwan Index Fund

Period Covered: July 1, 2000 through June 30, 2005

	Number of Days	Percentage of Total Days
Greater than 6.0%	8	0.64%
Greater than 5.0% and Less than 6.0%	5	0.40
Greater than 4.5% and Less than 5.0%	9	0.72
Greater than 4.0% and Less than 4.5%	4	0.32
Greater than 3.5% and Less than 4.0%	19	1.51
Greater than 3.0% and Less than 3.5%	27	2.15
Greater than 2.5% and Less than 3.0%	43	3.43
Greater than 2.0% and Less than 2.5%	59	4.70
Greater than 1.5% and Less than 2.0%	125	9.96
Greater than 1.0% and Less than 1.5%	152	12.11
Greater than 0.5% and Less than 1.0%	185	14.74
Between 0.5% and – 0.5%	303	24.14
Less than – 0.5% and Greater than – 1.0%	108	8.61
Less than – 1.0% and Greater than – 1.5%	85	6.77
Less than – 1.5% and Greater than – 2.0%	56	4.46
Less than – 2.0% and Greater than – 2.5%	18	1.43
Less than – 2.5% and Greater than – 3.0%	25	1.99
Less than – 3.0% and Greater than – 3.5%	12	0.96
Less than – 3.5% and Greater than – 4.5%	5	0.40
Less than – 4.5%	7	0.56

	1,255	100.00%

SUPPLEMENTAL INFORMATION	137

Director Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 101 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Directors may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Director, Chairman and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Trustee (since 2003) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1961	Director (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Trustee (since 2003) of iShares Trust; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA affiliates.

138	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Director (since February 28, 2002).	Acting Dean (2004-2005) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G. C. Parker, 1939	Director (since February 28, 2002).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).

Trustee (since 2000) of iShares Trust; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard,

Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Director (since December 16, 1996).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Trustee (since 2002) of iShares Trust; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

DIRECTOR INFORMATION	139

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Director (since August 11, 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (since 1994).	Trustee (since 2005) of iShares Trust; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992-2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thatcher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1944	Director (since August 11, 2005).	Partner, KPMG LLP (1968-2001).	Trustee (since 2005) of iShares Trust; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1956	Director (since August 11, 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee (since 2005) of iShares Trust; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

140	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	141

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 100 (OEF)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Dow Jones U.S. Total Market (IYY)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds
iShares S&P Global 100 (IOO)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)
iShares Russell Microcap™ (IWC)

iShares International Country Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds
iShares KLD Select SocialSM (KLD)
iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds
iShares MSCI EAFE (EFA)
iShares MSCI EAFE Growth (EFG)
iShares MSCI EAFE Value (EFV)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI Pacific ex-Japan (EPP)
iShares S&P Europe 350 (IEV)
iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds
iShares NYSE Composite (NYC)
iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

2117-iS-0805

142	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling

1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS

BARCLAYS

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | AUGUST 31, 2005

iSHARES MSCI SERIES

iSHARES MSCI JAPAN INDEX FUND

Management’s Discussion of Fund Performance

iSHARES® MSCI JAPAN INDEX FUND

Performance as of August 31, 2005

Average Annual Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.58%	12.50%	12.32%	(4.40)%	(4.23)%	(3.98)%	(2.58)%	(2.43)%	(1.84)%

Cumulative Total Returns
Year Ended 8/31/05			Five Years Ended 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.58%	12.50%	12.32%	(20.14)%	(19.43)%	(18.38)%	(21.96)%	(20.77)%	(16.15)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI JAPAN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/05

Sector	% of Net Assets
Consumer Cyclical	24.89%
Industrial	20.59
Financial	19.76
Consumer Non-Cyclical	11.07
Basic Materials	7.55
Communications	5.43
Utilities	4.94
Technology	4.70
Energy	1.03
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/05

Security	% of Net Assets
Toyota Motor Corp.	5.46%
Mitsubishi Tokyo Financial Group Inc.	2.31
Takeda Pharmaceutical Co. Ltd.	2.20
Mizuho Financial Group Inc.	2.18
Honda Motor Co. Ltd.	2.02
Canon Inc.	1.75
Sumitomo Mitsui Financial Group Inc.	1.72
Matsushita Electric Industrial Co. Ltd.	1.58
Sony Corp.	1.56
Tokyo Electric Power Co. Inc. (The)	1.34

TOTAL	22.12%

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve months ended August 31, 2005 (the “reporting period”), the Fund returned 11.58%, while the Index returned 12.32%.

Japan’s market delivered moderate gains for the reporting period. During the first half of the reporting period, Japan’s export-driven economy slowed. A strengthening yen made Japanese exports more expensive to its trading partners, dampening Japan’s export trade. Slower export growth, in turn, led to a decline in industrial production. Fourth quarter gross domestic product (“GDP”) growth for the fourth quarter 2004 was 0.1% lower than GDP growth for the third quarter. The economic slowdown became evident in the early months of 2005 as consumers and businesses reduced their spending levels. Consumer spending levels fell 4.1% in February as the unemployment level rose for the first time in six months.

As the reporting period progressed, however, economic conditions appeared to be recovering, following positive news on both the consumer and the business front. Unemployment levels declined to a seven-year low by July as wages increased, helping to drive household spending and retail sales. Industrial production reversed direction, climbing 1.2% in August 2005, compared with a decline of 0.03% in August 2004. In July, optimism about further growth was supported by the most recent Tankan survey, which was positive for the first time in three quarters.

Among the Fund’s ten largest holdings as of August 31, 2005, performance was mostly positive for the reporting period. The two strongest performers were both banks. Mizuho Financial Group Inc. and Sumitomo Mitsui Financial Group Inc. both delivered healthy gains for the reporting period. Consumer electronics company Matsushita Electrical Industrial Co. Ltd. also performed well, and Takeda Pharmaceutical Co. Ltd. contributed positively to Fund performance for the reporting period. The sole negative performance among the Fund’s ten largest holdings came from consumer electronics giant Sony Corp., which posted a modest decline for the reporting period.

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (March 1, 2005)	Ending Account Value (August 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (March 1 to August 31, 2005)
Actual	$1,000.00	$1,016.70	0.57%	$2.90
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	3

Schedule of Investments

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.34%
Asatsu-DK Inc.[1]	109,900	$3,213,884
Dentsu Inc.[1]	5,495	14,388,312
Hakuhodo DY Holdings Inc.	109,900	7,396,878

		24,999,074

AGRICULTURE – 0.65%
Japan Tobacco Inc.	3,297	47,466,595

		47,466,595

AIRLINES – 0.18%
All Nippon Airways Co. Ltd.[1]	2,198,000	7,159,545
Japan Airlines System Corp.[1]	2,198,000	6,150,880

		13,310,425

APPAREL – 0.36%
Gunze Ltd.	1,099,000	5,349,881
Onward Kashiyama Co. Ltd.	1,099,000	16,366,086
World Co. Ltd.	108,300	4,570,360

		26,286,327

AUTO MANUFACTURERS – 8.70%
Hino Motors Ltd.[1]	1,099,000	6,971,656
Honda Motor Co. Ltd.	2,747,600	146,360,660
Nissan Motors Co. Ltd.[1]	7,802,900	81,163,921
Toyota Motor Corp.	9,781,100	396,049,400

		630,545,637

AUTO PARTS & EQUIPMENT– 1.76%
Aisin Seiki Co. Ltd.	879,200	22,230,189
Bridgestone Corp.[1]	2,198,000	43,115,491
Denso Corp.	1,978,200	49,750,925
NOK Corp.[1]	329,700	8,810,987
Toyoda Gosei Co. Ltd.[1]	219,800	3,648,995

		127,556,587

BANKS – 10.60%
Bank of Fukuoka Ltd.[1]	2,198,000	13,903,757
Bank of Yokohama Ltd. (The)[1]	4,396,000	28,044,846
Chiba Bank Ltd. (The)[1]	2,198,000	15,604,643
Gunma Bank Ltd.	1,099,000	6,467,323
Joyo Bank Ltd.	3,297,000	17,948,306
Kokuhoku Financial Group Inc.	3,297,000	9,849,319
Mitsubishi Tokyo Financial Group Inc.[1]	16,485	167,616,413
Mitsui Trust Holdings Inc.[1]	2,198,000	24,425,518
Mizuho Financial Group Inc.	28,574	157,865,983
Nishi-Nippon City Bank Ltd. (The)[1]	2,198,000	9,255,986
Resona Holdings Inc.[2]	15,386	32,672,839
77 Bank Ltd. (The)	1,099,000	7,446,318
Shinsei Bank Ltd.	3,297,000	20,202,969
Shizuoka Bank Ltd. (The)	2,198,000	19,935,970
Sumitomo Mitsui Financial Group Inc.[1]	15,385	124,868,584
Sumitomo Trust & Banking Co. Ltd. (The)	4,396,000	30,339,065
UFJ Holdings Inc.[2]	13,188	81,879,876

		768,327,715

BEVERAGES – 0.95%
Asahi Breweries Ltd.	1,099,000	13,478,535
Coca-Cola West Japan Co. Ltd.	219,800	4,964,215
Ito En Ltd.[1]	109,900	5,547,658
Kirin Brewery Co. Ltd.[1]	3,297,000	32,929,950
Sapporo Breweries Ltd.[1]	1,099,000	5,013,659
Takara Holdings Inc.[1]	1,099,000	7,100,211

		69,034,228

BUILDING MATERIALS – 1.38%
Asahi Glass Co. Ltd.[1]	3,297,000	33,641,949
Daikin Industries Ltd.	769,300	20,455,136
JS Group Corp.[1]	989,100	16,642,974
Matsushita Electric Works Ltd.	1,099,000	10,264,651
Nippon Sheet Glass Co. Ltd.[1]	1,099,000	4,736,770
Sumitomo Osaka Cement Co. Ltd.	1,099,000	3,075,440
Taiheiyo Cement Corp.[1]	3,297,000	11,065,650

		99,882,570

CHEMICALS – 3.93%
Asahi Kasei Corp.[1]	4,396,000	20,450,191
Daicel Chemical Industries Ltd.	1,099,000	6,536,545
Dainippon Ink & Chemical Inc.	2,198,000	6,843,101
Denki Kagaku Kogyo Kabushiki Kaisha[1]	2,198,000	8,563,764
Ishihara Sangyo Kaisha Ltd.[1]	1,099,000	2,234,885
JSR Corp.	879,200	19,619,526
Kaneka Corp.	1,099,000	13,122,536
Mitsubishi Chemical Corp.	6,594,000	21,003,968
Mitsubishi Gas Chemical Co. Inc.	1,099,000	7,110,101

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Shares	Value
Mitsui Chemicals Inc.[1]	2,198,000	$12,875,314
Nippon Kayaku Co. Ltd.[1]	1,099,000	7,911,099
Nissan Chemical Industries Ltd.[1]	1,099,000	13,330,202
Nitto Denko Corp.[1]	549,500	34,759,392
Shin-Etsu Chemical Co. Ltd.	1,318,700	52,921,240
Showa Denko K.K.[1]	3,297,000	9,849,318
Sumitomo Chemical Co. Ltd.	4,396,000	24,287,074
Taiyo Nippon Sanso Corp.[1]	1,099,000	6,487,101
Tosoh Corp.[1]	2,198,000	8,781,320
Ube Industries Ltd.[1]	3,297,000	7,950,654

		284,637,331

COMMERCIAL SERVICES – 1.04%
Benesse Corp.[1]	219,800	7,317,767
Dai Nippon Printing Co. Ltd.	2,198,000	34,848,392
Kamigumi Co. Ltd.	1,099,000	8,316,543
TIS Inc.[1]	109,900	3,263,328
Toppan Printing Co. Ltd.	2,198,000	21,775,300

		75,521,330

COMPUTERS – 1.27%
CSK Corp.	219,800	9,473,541
Fujitsu Ltd.	6,594,000	38,922,608
Meitec Corp.[1]	109,900	3,421,550
NET One Systems Co. Ltd.[1]	3,297	7,920,988
TDK Corp.	439,600	32,435,506

		92,174,193

COSMETICS & PERSONAL CARE – 0.96%
Aderans Co. Ltd.[1]	109,900	2,541,441
Kao Corp.[1]	2,198,000	51,916,588
Shiseido Co. Ltd.[1]	1,099,000	15,377,199

		69,835,228

DISTRIBUTION & WHOLESALE – 2.77%
Itochu Corp.	5,495,000	32,682,728
Marubeni Corp.	5,495,000	22,744,410
Mitsubishi Corp.[1]	4,176,200	68,278,719
Mitsui & Co. Ltd.[1]	4,396,000	46,003,041
Sumitomo Corp.	3,297,000	31,001,620

		200,710,518

DIVERSIFIED FINANCIAL SERVICES – 4.27%
ACOM Co. Ltd.	252,770	16,512,442
Aeon Credit Service Co. Ltd.[1]	109,990	7,185,202
AIFUL Corp.	274,750	20,964,413
Credit Saison Co. Ltd.	549,500	21,359,967
Daiwa Securities Group Inc.[1]	4,396,000	29,627,066
Nikko Cordial Corp.[1,3]	5,490,000	26,972,061
Nomura Holdings Inc.	6,264,300	84,831,705
ORIX Corp.	329,700	54,200,918
Promise Co. Ltd.	329,700	22,249,966
Takefuji Corp.[1]	362,670	25,225,528

		309,129,268

ELECTRIC – 4.15%
Chubu Electric Power Co. Inc.[1]	2,198,000	53,399,919
Electric Power Development Co. Ltd.[1]	549,500	16,860,530
Kansai Electric Power Co. Inc. (The)[1]	2,747,500	58,220,745
Kyushu Electric Power Co. Inc.[1]	1,648,500	37,231,610
Tohoku Electric Power Co. Inc.[1]	1,758,400	37,973,276
Tokyo Electric Power Co. Inc. (The)[1]	3,956,400	96,831,853

		300,517,933

ELECTRICAL COMPONENTS & EQUIPMENT – 3.87%
Casio Computer Co. Ltd.[1]	1,099,000	15,387,088
Fujikura Ltd.	1,099,000	6,259,657
Furukawa Electric Co. Ltd.[1,2]	2,198,000	10,264,651
Hitachi Cable Ltd.	1,099,000	4,598,326
Hitachi Ltd.[1]	10,990,000	66,749,899
Mitsubishi Electric Corp.	6,594,000	35,184,613
SANYO Electric Co. Ltd.[1]	5,495,000	14,388,311
Sharp Corp.	3,297,000	49,454,259
Stanley Electric Co. Ltd.[1]	769,300	12,196,937
Sumitomo Electric Industries Ltd.	2,198,000	26,858,182
Toshiba Corp.	9,891,000	38,803,941

		280,145,864

ELECTRONICS – 4.78%
Advantest Corp.[1]	219,900	17,095,749
Fanuc Ltd.	549,500	41,137,715
Hirose Electric Co. Ltd.	109,900	12,459,981
IBIDEN Co. Ltd.[1]	439,600	14,951,977
Keyence Corp.	109,920	25,656,407
Kyocera Corp.	549,500	37,874,387
Mabuchi Motor Co. Ltd.[1]	109,900	5,646,547

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Shares	Value
Minebea Co. Ltd.[1]	1,099,000	$4,529,104
Murata Manufacturing Co. Ltd.	769,300	39,941,162
NEC Corp.	6,594,000	34,947,280
NGK Insulators Ltd.	1,099,000	11,718,316
Nippon Electric Glass Co. Ltd.	1,099,000	19,520,637
Omron Corp.	879,200	19,382,193
Secom Co. Ltd.	1,099,000	50,037,702
Yokogawa Electric Corp.[1]	879,200	11,494,827

		346,393,984

ENGINEERING & CONSTRUCTION – 1.12%
JGC Corp.[1]	1,099,000	14,764,089
Kajima Corp.[1]	3,297,000	13,142,314
Nishimatsu Construction Co. Ltd.[1]	1,099,000	4,182,994
Obayashi Corp.	2,198,000	13,508,202
Okumura Corp.	1,099,000	6,773,878
Shimizu Corp.[1]	2,198,000	11,708,427
Taisei Corp.[1]	3,297,000	11,925,982
Toda Corp.	1,099,000	5,003,770

		81,009,656

ENTERTAINMENT – 0.34%
Oriental Land Co. Ltd.[1]	219,800	13,033,536
Toho Co. Ltd.[1]	769,300	11,691,616

		24,725,152

FOOD – 1.23%
Ajinomoto Co. Inc.	2,198,000	22,981,743
Ariake Japan Co. Ltd.[1]	116,630	2,964,680
Katokichi Co. Ltd.	677,400	4,583,658
Kikkoman Corp.[1]	1,099,000	10,719,539
Meiji Dairies Corp.[1]	1,099,000	6,081,657
Meiji Seika Kaisha Ltd.[1]	1,099,000	5,488,325
Nichirei Corp.	1,099,000	4,449,993
Nippon Meat Packers Inc.	1,099,000	11,738,093
Nisshin Seifun Group Inc.	1,099,000	11,846,871
Nissin Food Products Co. Ltd.	329,700	8,529,154

		89,383,713

FOREST PRODUCTS & PAPER – 0.41%
Nippon Paper Group Inc.	3,297	12,400,648
OJI Paper Co. Ltd.[1]	3,297,000	17,176,974

		29,577,622

GAS – 0.79%
Osaka Gas Co. Ltd.[1]	7,693,000	24,504,630
Tokyo Gas Co. Ltd.[1]	8,792,000	32,672,839

		57,177,469

HAND & MACHINE TOOLS – 0.96%
Fuji Electric Holdings Co. Ltd.	2,198,000	8,108,876
Nidec Corp.[1]	219,800	24,741,963
SMC Corp.	219,800	27,016,403
THK Co. Ltd.[1]	439,600	9,908,651

		69,775,893

HEALTH CARE - PRODUCTS – 1.05%
Hoya Corp.	439,600	56,999,469
Terumo Corp.	659,400	18,808,638

		75,808,107

HOME BUILDERS – 0.89%
Daiwa House Industry Co. Ltd.	2,198,000	26,462,627
Sekisui Chemical Co. Ltd.	2,198,000	14,141,090
Sekisui House Ltd.[1]	2,198,000	24,029,964

		64,633,681

HOME FURNISHINGS – 3.48%
Matsushita Electric Industrial Co. Ltd.	6,594,015	114,216,753
Pioneer Corp.[1]	879,200	13,512,157
Sony Corp.	3,406,800	113,422,054
Yamaha Corp.	659,400	11,302,983

		252,453,947

HOUSEWARES – 0.12%
Toto Ltd.[1]	1,099,000	8,692,320

		8,692,320

INSURANCE – 2.88%
Millea Holdings Inc.	5,495	80,099,879
Mitsui Sumitomo Insurance Co. Ltd.	4,396,000	44,539,488
Sompo Japan Insurance Inc.	3,297,000	37,557,943
T&D Holdings Inc.	824,250	46,799,096

		208,996,406

INTERNET – 1.65%
Index Corp.[1]	2,198	3,144,662
Index Corp. When Issued[2]	2,194	3,059,972
Rakuten Inc.[1]	14,287	11,300,016
SBI Holdings Inc.[1]	20,881	7,684,644

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Shares	Value
Softbank Corp.[1]	879,200	$44,381,266
Trend Micro Inc.[1]	549,500	18,986,638
Yahoo! Japan Corp.[1]	13,188	30,853,287

		119,410,485

IRON & STEEL – 2.59%
JFE Holdings Inc.[1]	1,868,350	53,796,914
Kobe Steel Ltd.[1]	8,792,000	20,647,969
Nippon Steel Corp.	21,980,000	63,684,348
Nisshin Steel Co. Ltd.[1]	3,297,000	9,433,986
Sumitomo Metal Industries Ltd.[1]	14,287,000	32,524,506
Tokyo Steel Manufacturing Co. Ltd.[1]	549,500	7,876,488

		187,964,211

LEISURE TIME – 0.85%
Namco Ltd.[1]	439,600	7,203,056
Sankyo Co. Ltd.	219,800	10,719,539
Sega Sammy Holdings Inc.	220,600	16,078,283
Shimano Inc.	329,700	9,048,320
Yamaha Motor Co. Ltd.	989,100	18,467,472

		61,516,670

MACHINERY - CONSTRUCTION & MINING – 0.50%
Komatsu Ltd.	3,297,000	36,341,611

		36,341,611

MACHINERY - DIVERSIFIED– 1.01%
Amada Co. Ltd.[1]	1,099,000	8,435,210
Ebara Corp.[1]	1,099,000	4,182,994
Kubota Corp.	3,297,000	20,380,969
Sumitomo Heavy Industries Ltd.[1]	2,198,000	12,222,648
Toyota Industries Corp.[1]	989,100	27,678,958

		72,900,779

MANUFACTURING – 2.10%
Fuji Photo Film Co. Ltd.	1,648,500	52,806,587
Ishikawajima-Harima Heavy Industries Co. Ltd.[1,2]	4,396,000	7,040,878
Kawasaki Heavy Industries Ltd.[1]	5,495,000	11,718,316
Konica Minolta Holdings Inc.	1,648,500	15,738,143
Mitsubishi Heavy Industries Ltd.	10,990,000	30,754,398
Nikon Corp.[1]	1,099,000	12,835,758
Olympus Corp.[1]	1,099,000	21,557,745

		152,451,825

MEDIA – 0.04%
Fuji Television Network Inc.	1,154	2,606,325

		2,606,325

METAL FABRICATE & HARDWARE – 0.26%
NSK Ltd.	2,198,000	11,827,093
NTN Corp.[1]	1,099,000	6,694,767

		18,521,860

MINING – 0.62%
Dowa Mining Co. Ltd.[1]	1,099,000	7,822,099
Mitsubishi Materials Corp.	3,297,000	9,493,319
Mitsui Mining & Smelting Co. Ltd.	2,198,000	10,798,650
Sumitomo Metal Mining Co. Ltd.[1]	2,198,000	16,534,197

		44,648,265

OFFICE & BUSINESS EQUIPMENT – 2.36%
Canon Inc.	2,527,700	126,686,363
Ricoh Co. Ltd.	2,198,000	33,879,282
Seiko Epson Corp.	329,700	10,205,318

		170,770,963

OIL & GAS – 1.03%
Nippon Mining Holdings Inc.	2,747,500	18,393,305
Nippon Oil Corp.	4,396,500	35,089,715
Teikoku Oil Co. Ltd.[1]	1,099,000	9,196,653
TonenGeneral Sekiyu K.K.[1]	1,099,000	11,985,315

		74,664,988

PACKAGING & CONTAINERS – 0.16%
Toyo Seikan Kaisha Ltd.[1]	769,300	11,490,872

		11,490,872

PHARMACEUTICALS – 5.19%
Astellas Pharma Inc.	1,868,330	66,068,627
Chugai Pharmaceutical Co. Ltd.	1,099,000	20,568,858
Daiichi Pharmaceutical Co. Ltd.[1]	879,200	20,410,636
Eisai Co. Ltd.	879,200	33,147,505
Kyowa Hakko Kogyo Co. Ltd.	1,099,000	8,059,432
Sankyo Co. Ltd.[1]	1,099,000	22,151,078
Shionogi & Co. Ltd.	1,099,000	14,180,645
Taisho Pharmaceutical Co. Ltd.	1,099,000	21,804,967
Takeda Pharmaceutical Co. Ltd.	2,967,300	159,398,758
Tanabe Seiyaku Co. Ltd.	1,099,000	10,531,651

		376,322,157

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Shares	Value
REAL ESTATE – 1.79%
Daito Trust Construction Co. Ltd.	329,700	$13,705,979
Leopalace21 Corp.	439,600	8,168,210
Mitsubishi Estate Co. Ltd.	3,297,000	39,159,941
Mitsui Fudosan Co. Ltd.[1]	3,297,000	42,126,603
Sumitomo Realty & Development Co. Ltd.	1,099,000	13,982,868
Tokyu Land Corp.[1]	2,198,000	12,242,426

		129,386,027

REAL ESTATE INVESTMENT TRUSTS – 0.13%
Japan Real Estate Investment Corp.	1,099	9,295,541

		9,295,541

RETAIL – 3.88%
Aeon Co. Ltd.	2,307,900	42,779,268
Aoyama Trading Co. Ltd.	219,800	5,933,325
Autobacs Seven Co. Ltd.[1]	109,900	4,212,660
Citizen Watch Co. Ltd.[1]	1,099,000	8,781,320
Daimaru Inc. (The)[1]	1,099,000	11,085,427
FamilyMart Co. Ltd.[1]	219,800	6,763,990
Fast Retailing Co. Ltd.[1]	219,800	16,672,641
Isetan Co. Ltd.[1]	879,200	13,314,380
Ito-Yokado Co. Ltd.[1,3]	1,316,400	46,669,510
Lawson Inc.[1]	219,800	8,168,210
Marui Co. Ltd.[1]	1,099,000	17,888,973
Mitsukoshi Ltd.[1]	1,099,000	5,379,548
Seven-Eleven Japan Co. Ltd.[1,3]	1,206,700	35,505,547
Shimachu Co. Ltd.[1]	219,800	5,537,769
Takashimaya Co. Ltd.[1]	1,099,000	12,103,981
UNY Co. Ltd.[1]	1,099,000	12,875,313
USS Co. Ltd.[1]	98,910	6,888,589
Yamada Denki Co. Ltd.[1]	329,700	21,003,968

		281,564,419

SEMICONDUCTORS – 0.97%
Rohm Co. Ltd.	439,600	39,753,273
Tokyo Electron Ltd.	549,552	30,856,206

		70,609,479

SHIPBUILDING – 0.09%
Mitsui Engineering & Shipbuilding Co. Ltd.[1]	3,297,000	6,793,656

		6,793,656

SOFTWARE – 0.10%
Konami Corp.[1]	329,700	7,490,822

		7,490,822

TELECOMMUNICATIONS – 3.40%
Hikari Tsushin Inc.[1]	109,900	7,693,544
KDDI Corp.	8,792	46,121,708
Nippon Telegraph & Telephone Corp.[1]	17,584	75,946,552
NTT Data Corp.[1]	5,495	18,788,860
NTT DoCoMo Inc.	57,151	91,021,974
Oki Electric Industry Co. Ltd.[1]	2,198,000	7,021,101

		246,593,739

TEXTILES – 0.97%
Kuraray Co. Ltd.	1,099,000	9,631,763
Mitsubishi Rayon Co. Ltd.	2,198,000	9,532,875
Nisshinbo Industries Inc.	1,099,000	8,751,654
Teijin Ltd.[1]	3,297,000	17,414,307
Toray Industries Inc.	4,396,000	19,975,525
Toyobo Co. Ltd.	2,198,000	5,082,881

		70,389,005

TOYS, GAMES & HOBBIES – 0.59%
Bandai Co. Ltd.[1]	329,799	8,131,095
Nintendo Co. Ltd.	330,400	34,486,345

		42,617,440

TRANSPORTATION – 4.36%
Central Japan Railway Co.[1]	5,495	41,829,937
East Japan Railway Co.	12,089	64,722,680
Kawasaki Kisen Kaisha Ltd.[1]	2,198,000	14,299,312
Keihin Electric Express Railway Co. Ltd.[1]	2,198,000	13,567,535
Keio Corp.	2,198,000	11,965,538
Kintetsu Corp.[1]	5,495,000	17,651,640
Mitsui O.S.K. Lines Ltd.[1]	4,396,000	31,960,840
Nippon Express Co. Ltd.	3,297,000	14,625,645
Nippon Yusen Kabushiki Kaisha[1]	4,396,000	27,491,069
Seino Transportation Co. Ltd.	1,099,000	9,809,763
Tobu Railway Co. Ltd.[1]	3,297,000	12,578,648
Tokyu Corp.[1]	3,297,000	15,396,977
West Japan Railway Co.	6,594	23,495,964
Yamato Transport Co. Ltd.	1,099,000	16,415,531

		315,811,079

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
VENTURE CAPITAL – 0.09%
JAFCO Co. Ltd.[1]	109,900	$6,566,213

		6,566,213

TOTAL COMMON STOCKS (Cost: $6,396,655,944)		7,245,437,204

SHORT-TERM INVESTMENTS – 21.82%

CERTIFICATES OF DEPOSIT[4] – 2.48%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	$10,245,682	10,245,681
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	4,439,795	4,439,457
Credit Suisse First Boston
3.53%, 05/09/06	6,830,454	6,830,454
Danske Bank
3.50%, 10/17/05	6,830,454	6,830,198
Dexia Credit Local
3.61%, 08/30/06	3,415,227	3,414,548
First Tennessee Bank
3.52%, 09/15/05	11,611,772	11,611,772
Fortis Bank NY
3.83% - 3.84%, 01/25/06	10,245,682	10,245,749
HBOS Treasury Services PLC
3.39%, 12/14/05	4,098,273	4,098,273
HSBC Bank USA N.A.
3.72%, 08/03/06	3,415,227	3,416,344
Royal Bank of Scotland
3.61%, 06/27/06	3,415,227	3,414,809
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	10,587,204	10,585,331
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	24,248,113	24,248,598
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	5,464,363	5,464,352
US Bank N.A.
3.54%, 09/19/05	17,076,136	17,076,136

Security	Principal	Value
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	$30,737,045	$30,737,044
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	26,980,295	26,980,283

		179,639,029

COMMERCIAL PAPER[4] – 4.99%
Alpine Securitization Corp.
3.52%, 09/09/05	13,660,909	13,650,223
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	14,412,259	14,335,388
Aspen Funding Corp.
3.49%, 09/01/05	6,830,454	6,830,454
Barton Capital Corp.
3.51%, 09/07/05	7,746,077	7,741,545
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	11,270,250	11,256,369
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	3,476,633	3,442,765
Cantabric Finance LLC
3.73%, 10/31/05	2,626,105	2,609,779
Charta LLC
3.54%, 09/20/05	4,781,318	4,772,385
Chesham Finance LLC
3.54%, 09/15/05	2,049,136	2,046,315
Dorada Finance Inc.
3.76%, 01/26/06	683,045	672,558
Edison Asset Securitization LLC
3.12%, 09/06/05	5,122,841	5,120,621
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	8,808,212	8,800,751
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	31,076,382	30,934,598
Gemini Securitization Corp.
3.49%, 09/06/05	10,958,098	10,952,786

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Principal	Value
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	$22,198,977	$22,156,053
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	5,122,841	5,114,271
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	10,587,204	10,473,847
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	7,855,023	7,855,022
HSBC PLC
3.88%, 02/03/06	2,049,136	2,014,904
Jupiter Securitization Corp.
3.51%, 09/21/05	3,871,980	3,864,429
Leafs LLC
3.61%, 01/20/06 - 02/21/06[5]	7,171,344	7,171,345
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	9,415,303	9,401,245
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	16,734,613	16,712,739
New Center Asset Trust
3.60%, 09/01/05	23,906,590	23,906,590
Park Avenue Receivables Corp.
3.50%, 09/19/05	3,852,649	3,845,907
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	9,248,640	9,234,488
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	6,830,454	6,705,080
Scaldis Capital LLC
3.52%, 09/07/05	13,660,909	13,652,894
Sedna Finance Inc.
3.92%, 02/21/06	1,707,614	1,675,446

Security	Shares or Principal	Value
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	$20,081,536	$20,076,243
Sydney Capital Corp.
3.49%, 09/01/05	4,219,855	4,219,855
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	14,343,954	14,317,155
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	14,635,341	14,630,347
Thunder Bay Funding Inc.
3.50%, 09/01/05	1,141,710	1,141,710
Tulip Funding Corp.
3.49%, 09/01/05	25,202,396	25,202,396
Windmill Funding Corp.
3.52%, 09/09/05	3,142,009	3,139,551
World Savings Bank
3.51%, 09/09/05	2,390,659	2,390,654
Yorktown Capital LLC
3.53%, 09/19/05	9,904,159	9,886,678

		361,955,386
MEDIUM-TERM NOTES[4] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[5]	2,117,441	2,117,262
K2 USA LLC
3.94%, 07/07/06[5]	4,098,273	4,098,099

		6,215,361

MONEY MARKET FUNDS – 0.43%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[4,6,7]	27,321,817	27,321,817
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.56%[6,7]	694,161	694,161
BlackRock Temp Cash Money Market Fund 3.41%[4,7]	723,737	723,737

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Shares or Principal	Value
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[4,7]	2,394,457	$2,394,457

		31,134,172

REPURCHASE AGREEMENTS[4] – 4.21%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $163,947,298 and an effective yield of 3.60%.[8]	$163,930,905	163,930,905
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $126,376,042 and an effective yield of 3.60%.[8]	126,363,406	126,363,406
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $14,891,880 and an effective yield of 3.60%.[8]	14,890,391	14,890,391

		305,184,702

TIME DEPOSITS[4] – 0.88%
Abbey National Treasury Services PLC
3.50%, 09/01/05	13,660,909	13,660,909
Chase Bank USA N.A.
3.58%, 09/01/05	37,567,499	37,567,499
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	9,017,381	9,017,381
Natexis Banques Populaires
3.51%, 09/20/05[9]	3,415,227	3,415,227

		63,661,016

VARIABLE & FLOATING RATE NOTES[4] – 8.74%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[5]	12,704,645	12,704,714

Security	Principal	Value
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	$18,442,227	$18,442,284
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	11,270,250	11,270,250
American Express Credit Corp.
3.65%, 10/26/05	13,660,909	13,661,935
ASIF Global Financing XXII
3.99%, 05/30/06[5]	6,830,454	6,838,968
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[5]	4,439,795	4,439,795
Bank of America N.A.
3.56%, 08/10/06	34,152,272	34,152,272
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[5]	35,108,535	35,108,063
BMW US Capital LLC
3.54%, 07/14/06[5]	6,830,454	6,830,454
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	23,223,545	23,222,576
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[5]	18,373,922	18,373,154
Commodore CDO Ltd.
3.47%, 12/12/05[5]	1,707,614	1,707,614
Credit Suisse First Boston
3.57%, 07/19/06	17,076,136	17,076,136
DEPFA Bank PLC
3.42%, 03/15/06	6,830,454	6,830,454
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[5]	10,860,422	10,860,987
Eli Lilly Services Inc.
3.53%, 09/01/06[5]	6,830,454	6,830,454
Fifth Third Bancorp
3.58%, 04/21/06[5]	13,660,909	13,660,909

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Security	Principal	Value
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[5]	$4,781,318	$4,781,425
General Electric Capital Corp.
3.66%, 07/07/06	3,073,704	3,076,478
Hartford Life Global Funding Trust
3.56%, 08/15/06	6,830,454	6,830,454
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[5]	20,491,363	20,491,362
HSBC Bank USA N.A.
3.70%, 05/04/06	2,390,659	2,391,963
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[5]	26,638,772	26,638,994
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[5]	26,638,772	26,641,640
Lothian Mortgages PLC
3.63%, 01/24/06	6,830,454	6,830,454
Marshall & Ilsley Bank
3.71%, 02/20/06	6,830,454	6,834,323
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[5]	13,660,909	13,666,913
National City Bank (Ohio)
3.50%, 01/06/06	3,415,227	3,414,868
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[5]	25,272,681	25,275,133
Nordea Bank AB
3.55%, 08/11/06[5]	11,953,295	11,953,295
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[5]	21,857,454	21,857,839
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[5]	26,297,249	26,297,250
Principal Life Income Funding Trusts
3.74%, 05/10/06	5,122,841	5,123,031
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	22,796,641	22,791,438
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[5]	3,756,750	3,756,445
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[5]	39,001,894	39,002,084
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[5]	6,830,454	6,830,454
Strips III LLC
3.69%, 07/24/06[5,9]	2,006,445	2,006,445
SunTrust Bank
3.63%, 04/28/06	10,245,682	10,245,682
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[5]	16,598,004	16,596,987
Toyota Motor Credit Corp.
3.57%, 04/10/06	3,073,704	3,073,677
Unicredito Italiano SpA
3.34%, 06/14/06	8,879,591	8,877,124
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[5]	16,443,260	16,443,260
Wells Fargo & Co.
3.56%, 09/15/06[5]	3,415,227	3,415,566
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[5]	27,321,817	27,320,632
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[5]	14,412,259	14,411,890
Winston Funding Ltd.
3.71%, 10/23/05[5]	4,876,944	4,876,944

		633,765,069

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,581,554,735)		1,581,554,735

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2005

Value
TOTAL INVESTMENTS IN SECURITIES – 121.78% (Cost: $7,978,210,679)	$8,826,991,939
Other Assets, Less Liabilities – (21.78)%	(1,578,884,543)

NET ASSETS – 100.00%	$7,248,107,396

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[9]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULE OF INVESTMENTS	13

Statement of Assets and Liabilities

iSHARES®, INC.

August 31, 2005

iShares MSCI Japan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$7,950,194,701

Affiliated issuers[a]	$28,015,978

Foreign currency, at cost	$3,144,948

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$8,798,975,961
Affiliated issuers[a]	28,015,978
Foreign currency, at value	3,145,497
Receivables:
Investment securities sold	16,541,197
Dividends and interest	2,349,255
Capital shares sold	204,180

Total Assets	8,849,232,068

LIABILITIES
Payables:
Investment securities purchased	16,970,257
Collateral for securities on loan (Note 5)	1,580,860,574
Investment advisory fees (Note 2)	3,293,841

Total Liabilities	1,601,124,672

NET ASSETS	$7,248,107,396

Net assets consist of:
Paid-in capital	$6,570,259,033
Undistributed net investment income	21,558,909
Accumulated net realized loss	(192,457,628)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	848,747,082

NET ASSETS	$7,248,107,396

Shares outstanding	659,400,000

Net asset value per share	$10.99

[a]	The Fund’s invesment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market value of $1,501,410,347. See Note 5.

See notes to the financial statements.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES®, INC.

Year Ended August 31, 2005

iShares MSCI Japan Index Fund
NET INVESTMENT INCOME
Dividends[a]	$72,440,203
Interest from affiliated issuers[b]	36,740
Securities lending income[c]	1,906,190

Total investment income	74,383,133

EXPENSES (NOTE 2)
Investment advisory fees	36,714,546

Total expenses	36,714,546

Net investment income	37,668,587

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(73,911,977)
In-kind redemptions	137,863,746
Foreign currency transactions	(287,807)

Net realized gain	63,663,962

Net change in unrealized appreciation (depreciation) on:
Investments	584,175,072
Translation of assets and liabilities in foreign currencies	(16,875)

Net change in unrealized appreciation (depreciation)	584,158,197

Net realized and unrealized gain	647,822,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$685,490,746

[a]	Net of foreign withholding tax of $3,157,040.
[b]	The Fund’s investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Fund’s investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	For the year ended August 31, 2005	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$37,668,587	$10,691,336
Net realized gain	63,663,962	35,554,240
Net change in unrealized appreciation (depreciation)	584,158,197	309,251,117

Net increase in net assets resulting from operations	685,490,746	355,496,693

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,096,423)	(474,213)

Total distributions to shareholders	(26,096,423)	(474,213)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,159,930,120	4,011,503,336
Cost of shares redeemed	(434,548,691)	(230,049,073)

Net increase in net assets from capital share transactions	725,381,429	3,781,454,263

INCREASE IN NET ASSETS	1,384,775,752	4,136,476,743

NET ASSETS:
Beginning of year	5,863,331,644	1,726,854,901

End of year	$7,248,107,396	$5,863,331,644

Undistributed net investment income included in net assets at end of year	$21,558,909	$9,816,919

SHARES ISSUED AND REDEEMED:
Shares sold	109,200,000	408,600,000
Shares redeemed	(42,600,000)	(24,000,000)

Net increase in shares outstanding	66,600,000	384,600,000

See notes to the financial statements.

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of year	$9.89	$8.29	$7.77	$9.07	$13.82

Income from investment operations:
Net investment income (loss)[a]	0.06	0.03	0.00[c]	(0.01)	(0.01)
Net realized and unrealized gain (loss)	1.08	1.57	0.52	(1.29)	(4.74)

Total from investment operations	1.14	1.60	0.52	(1.30)	(4.75)

Less distributions from:
Net investment income	(0.04)	(0.00)[c]	—	—	—

Total distributions	(0.04)	(0.00)[c]	—	—	—

Net asset value, end of year	$10.99	$9.89	$8.29	$7.77	$9.07

Total return	11.58%	19.32%	6.69%	(14.33)%	(34.37)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,248,107	$5,863,332	$1,726,855	$666,376	$527,899
Ratio of expenses to average net assets	0.57%	0.64%[d]	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets	0.59%	0.28%[e]	0.03%	(0.12)%	(0.11)%
Portfolio turnover rate[b]	6%	5%	2%	2%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.
[d]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[e]	Ratio of net investment income to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.14%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to the Financial Statements

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2005, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of August 31, 2005, the tax year-end of the Fund, the components of distributable earnings (accumulated losses) on a tax basis consisted of undistributed ordinary income of $29,121,833, unrealized appreciation of $798,412,174 and capital and other losses of $149,685,644, for net distributable earnings of $677,848,363.

For the years ended August 31, 2005 and August 31, 2004, the tax characterization of distributions paid for the Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2005.

From November 1, 2004 to August 31, 2005, the Fund incurred net realized capital losses and net foreign currency losses of $66,204,379. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending August 31, 2006.

As of August 31, 2005, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148, $5,594,562 and $8,733,802 expiring in 2009, 2010, 2011, 2012 and 2013, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date, whichever occurs first.

NOTES TO THE FINANCIAL STATEMENTS	19

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended August 31, 2005, the Fund reclassified certain amounts of paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of August 31, 2005, the cost of investments for federal income tax purposes was $8,028,545,587. Net unrealized appreciation aggregated $798,446,352, of which $1,004,957,713 represented gross unrealized appreciation on securities and $206,511,361 represented gross unrealized depreciation on securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of August 31, 2005, a portion of the cash collateral for securities on loan for the Fund was invested in repurchase agreements as disclosed in the Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the MSCI Japan Index. Under a sub-license agreement between BGI and the Fund, the fee for the use of the MSCI Japan Index is paid directly by BGI to MSCI.

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, BGI serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2005, BGI earned securities lending agent fees of $1,906,190.

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. The Distributor does not currently receive a fee from the Fund for its distribution services. Prior to July 1, 2004, the Company had in effect a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor was entitled to receive a distribution fee from the Fund, not to exceed 0.25% of the average daily net assets of the Fund, for distribution-related expenses and services. At the Board meeting held on March 16, 2004, the Directors voted to terminate the Plan, effective July 1, 2004.

Pursuant to Rule 17a-7 under the 1940 Act, the Fund executed cross trades for the year ended August 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first ten months of the fiscal year ended August 31, 2005 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next regularly scheduled meeting to review all such transactions executed during the last two months of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Fund’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statement of Operations.

The following table provides information about the investment by the Fund in shares of issuers of which BGFA is an affiliate for the year ended August 31, 2005, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
IMMF	3,155	234,923	237,384	694	$694,161	$36,740

NOTES TO THE FINANCIAL STATEMENTS	21

Notes to the Financial Statements (Continued)

iSHARES®, INC.

During the year ended August 31, 2005, the Fund invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of August 31, 2005, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2005, aggregated $419,110,953 and $405,253,216, respectively.

In-kind purchases and sales (see Note 4) for the year ended August 31, 2005, aggregated $1,155,122,016 and $430,395,093, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. As of August 31, 2005, 2,124,600,000 shares were authorized to the Fund.

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the MSCI Japan Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 105% of the market value of the loaned securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of August 31, 2005, the Fund had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Fund, based on the Fund’s portion of the total cash collateral received. The market value of the securities on loan as of August 31, 2005 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Fund’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Japan Index Fund, a portfolio of the iShares MSCI Series (the “Fund”) at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 18, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23

Tax Information (Unaudited)

iSHARES®, INC.

For the year ended August 31, 2005, the iShares MSCI Japan Index Fund earned foreign source income of $75,597,244 and paid foreign taxes of $3,143,784 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $43,802,876 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended August 31, 2005.

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

A special meeting of shareholders of iShares, Inc. was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders except as noted below. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1*

To elect the eight nominees specified below as Directors of the Company, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Director	Votes For	Votes Withheld
Lee T. Kranefuss	514,380,779	13,203,425
John E. Martinez	514,431,297	13,152,907
Richard K. Lyons	514,795,814	12,788,388
George G.C. Parker	509,155,829	18,428,374
W. Allen Reed	514,418,913	13,165,293
Cecilia H. Herbert	514,381,937	13,202,268
Charles A. Hurty	514,442,567	13,141,638
John E. Kerrigan	514,830,983	12,753,220

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Directors of the Company and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Company’s fundamental investment policy to simplify and conform the Fund’s investment restriction regarding issuing senior securities.

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
228,253,406	6,247,816	2,102,848	86,351,206

Proposal 2B

To approve a change to the Company’s fundamental investment policy to simplify and conform the Fund’s investment restriction regarding the making of loans.

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
227,119,660	6,799,093	2,685,316	86,351,207

Proposal 2C

This proposal did not apply to the Fund.

Proposal 2D

This proposal did not apply to the Fund.

SHAREHOLDER MEETING RESULTS	25

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Proposal 3

To approve a change in the classification of the investment objectives of the Fund from fundamental to non-fundamental. The shareholders of the Fund did not approve this proposal.

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
214,218,625	19,731,770	2,653,675	86,351,206

Proposal 4

This proposal did not apply to the Fund.

*	Denotes Company-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts* (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors, including a majority of Directors who are not interested persons of the Company (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Directors,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Directors (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. With respect to the iShares MSCI Singapore Index Fund (the “Singapore Fund”), the Board approved the continuance of the current Advisory Contract for the Singapore Fund, pending shareholder approval of the new advisory contract for the Singapore Fund which was previously considered and approved by the Board on April 22, 2005. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	27

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC.

of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for most of the Funds provide for breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds on an aggregated basis with certain other Funds. The Board further noted that the Advisory Contract for the iShares MSCI Singapore Index Fund provides for breakpoints in its investment advisory fee rate based on increases in the asset levels of that particular Fund. The Board also noted that the Advisory Contracts for the iShares MSCI Pacific Ex-Japan Index Fund and the iShares MSCI Emerging Markets Index Fund do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted that as of July 1, 2004, Fund shareholders were no longer paying distribution fees pursuant to the Funds’ distribution plan under Rule 12b-1 of the 1940 Act because such plan had been terminated as of that date, benefiting the Funds’ shareholders by lowering the Funds’ overall expenses. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of further breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC.

Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Company’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

*	Denotes the Board’s approval of Investment Advisory Contracts for all series of the Company, including the Fund.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	29

Supplemental Information (Unaudited)

iSHARES®, INC.

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the iShares MSCI Japan Index Fund (the “Fund”) and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund, for the period from January 1, 2000 through June 30, 2005, the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Japan Index Fund

Period Covered: January 1, 2000 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	6	0.43%
Greater than 2.5% and Less than 3.0%	9	0.65
Greater than 2.0% and Less than 2.5%	21	1.52
Greater than 1.5% and Less than 2.0%	47	3.40
Greater than 1.0% and Less than 1.5%	136	9.85
Greater than 0.5% and Less than 1.0%	249	18.03
Between 0.5% and –0.5%	603	43.67
Less than –0.5% and Greater than –1.0%	177	12.82
Less than –1.0% and Greater than –1.5%	76	5.50
Less than –1.5% and Greater than –2.0%	40	2.90
Less than –2.0% and Greater than –2.5%	8	0.58
Less than –2.5%	9	0.65

	1,381	100.00%

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 101 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Directors may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Director, Chairman and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Trustee (since 2003) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1961	Director (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Trustee (since 2003) of iShares Trust; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA affiliates.

DIRECTOR INFORMATION	31

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Director (since February 28, 2002).	Acting Dean (2004-2005) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G. C. Parker, 1939	Director (since February 28, 2002).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2000) of iShares Trust; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Director (since December 16, 1996).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Trustee (since 2002) of iShares Trust; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Director (since August 11, 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (since 1994).	Trustee (since 2005) of iShares Trust; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992-2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thatcher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1944	Director (since August 11, 2005).	Partner, KPMG LLP (1968-2001).	Trustee (since 2005) of iShares Trust; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1956	Director (since August 11, 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee (since 2005) of iShares Trust; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.
Officer
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

DIRECTOR INFORMATION	33

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI )

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG )

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT )

iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG )

iShares MSCI EAFE Value (EFV )

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

2117-iS-0805

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Fund’s website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-005-09051

Item 2. Code of Ethics.

As of August 31, 2005, iShares, Inc. (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Directors as the Chief Executive Officer and President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2005, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George G.C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $324,000 for the fiscal year ended August 31, 2004 and $348,000 for the fiscal year ended August 31, 2005.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2004 and August 31, 2005 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $158,880 for the fiscal year ended August 31, 2004 and $166,800 for the fiscal year ended August 31, 2005.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended August 31, 2004 and August 31, 2005 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended August 31, 2005 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last two fiscal years, were $992,543 for the year ended August 31, 2004 and $705,969 for the year ended August 31, 2005.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George G.C. Parker and W. Allen Reed.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: November 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: November 4, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: November 4, 2005